JEFFERSON

NATIONAL LIFE OF

NEW YORK

ANNUITY ACCOUNT 1

Annual Report

To

Contract Owners

December 31, 2022

JEFFERSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK

HOME OFFICE: LOUISVILLE, KENTUCKY

KPMG LLP
Suite 500 191 West Nationwide Blvd.
Columbus, OH 43215-2568

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Jefferson National Life Insurance Company of New York and

Contract Owners of Jefferson National Life of New York Annuity Account 1:

Opinion on the Financial Statements

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of the sub-accounts listed in the Appendix that comprise the Jefferson National Life of New York Annuity Account 1 (the Separate Account), as of the date listed in the Appendix, the related statements of operations for the year or period listed in the Appendix and changes in contract owners’ equity for the years or periods listed in the Appendix, and the related notes including the financial highlights in Note 6 (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of each sub-account as of the date listed in the Appendix, the results of its operations for the year or period listed in the Appendix, the changes in its contract owners’ equity for the years or periods listed in the Appendix, and the financial highlights for each of the years or periods indicated in Note 6, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2022, by correspondence with the transfer agent of the underlying mutual funds or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/     KPMG LLP

We have not been able to determine the specific year that we began serving as the auditor of one or more Nationwide Life Insurance Company separate account investment companies, however we are aware that we have served as the auditor of one or more Nationwide Life Insurance Company separate account investment companies since at least 1981.

Columbus, Ohio

April 3, 2023

KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with
KPMG International Limited, a private English company limited by guarantee.

Appendix

Statement of assets, liabilities and contract owners’ equity as of December 31, 2022, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for each of the years in the two-year period then ended.

Advisors Preferred Trust

Advisors Preferred Trust - Gold Bullion Strategy Portfolio (APTGBS)

Alger Portfolios

Alger Capital Appreciation Portfolio - Class I2 Shares (ALCAI2)

Alger Large Cap Growth Portfolio: Class I-2 Shares (ALCGI2)

Alger Mid Cap Growth Portfolio: Class I-2 Shares (ALMGI2)

Alliance Variable Products Series

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Sustainable Global Thematic Growth Portfolio: Class B (ABTGB)(1)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class A (ALVGIA)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B (ALVIVB)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B (ALVSVB)

Allspring Variable Trust

Allspring Variable Trust - VT Discovery Fund: Class 2 (SVDF)

ALPS Variable Investment Trust

ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III (AAEIP3)

ALPS Variable Investment Trust - Morningstar Aggressive Growth ETF Asset Allocation Portfolio: Class II (AAGEA2)

ALPS Variable Investment Trust - Morningstar Balanced ETF Asset Allocation Portfolio: Class II (ABEAA2)

ALPS Variable Investment Trust - Morningstar Conservative ETF Asset Allocation Portfolio: Class II (ACEAA2)

ALPS Variable Investment Trust - Morningstar Growth ETF Asset Allocation Portfolio: Class II (AGEAA2)

ALPS Variable Investment Trust - Morningstar Income and Growth ETF Asset Allocation Portfolio: Class II (AUGEA2)

American Century Variable Portfolios

American Century Variable Portfolios, Inc. - American Century VP Balanced Fund: Class I (ACVB)

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I (ACVI)

American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I (ACVIG)

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II (ACVIP2)

American Century Variable Portfolios, Inc. - American Century VP Ultra(R) Fund: Class I (ACVU1)

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I (ACVV)

American Funds Insurance Series

American Funds Insurance Series(R) - Asset Allocation Fund: Class 4 (AMVAA4)

American Funds Insurance Series(R) - Washington Mutual Investors Fund: Class 4 (AMVBC4)

American Funds Insurance Series(R) - The Bond Fund of America: Class 4 (AMVBD4)

American Funds Insurance Series(R) - Capital Income Builder(R): Class 4 (AMVCB4)

American Funds Insurance Series(R) - Capital World Bond Fund: Class 4 (AMVGB4)

American Funds Insurance Series(R) - Global Growth Fund: Class 4 (AMVGG4)

American Funds Insurance Series(R) - Growth-Income Fund: Class 4 (AMVGI4)

American Funds Insurance Series(R) - Growth Fund: Class 4 (AMVGR4)

American Funds Insurance Series(R) - Global Small Capitalization Fund: Class 4 (AMVGS4)

American Funds Insurance Series(R) - Capital World Growth and Income Fund: Class 4 (AMVGW4)

American Funds Insurance Series(R) - American High-Income Trust Fund: Class 4 (AMVHI4)

American Funds Insurance Series(R) - International Fund: Class 4 (AMVI4)

American Funds Insurance Series(R) - International Growth and Income Fund: Class 4 (AMVIG4)

American Funds Insurance Series(R) - American Funds Mortgage Fund: Class 4 (AMVM4)

American Funds Insurance Series(R) - New World Fund: Class 4 (AMVNW4)

American Funds Insurance Series(R) - U.S. Government Securities Fund: Class 4 (AMVUA4)

American Funds Insurance Series(R) - Managed Risk Asset Allocation Fund: Class P2 (AVPAP2)

American Funds Insurance Series(R) - Managed Risk Washington Mutual Investors Fund: Class P2 (AVRBP2)

Amundi Pioneer Asset Management

Pioneer Variable Contracts Trust - Pioneer Bond VCT Portfolio: Class II (PIVB2)

Pioneer Variable Contracts Trust - Pioneer Equity Income VCT Portfolio: Class II (PIVEI2)

Pioneer Variable Contracts Trust - Pioneer Fund VCT Portfolio: Class II (PIVF2)

Pioneer Variable Contracts Trust - Pioneer Mid Cap Value VCT Portfolio: Class II (PIVMV2)

Pioneer Variable Contracts Trust - Pioneer Strategic Income VCT Portfolio: Class II (PIVSI2)

BlackRock Variable Series Trust Funds

BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III (BRVED3)

BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III (BRVHY3)

BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III (BRVTR3)

BlackRock Variable Series Funds II, Inc. - BlackRock U.S. Government Bond V.I. Fund : Class III (BRVUG3)

BlackRock Variable Series Funds, Inc. - BlackRock Advantage Large Cap Core V.I. Fund: Class III (BVLCC3)

BlackRock Variable Series Funds, Inc. - BlackRock Large Cap Focus Growth V.I. Fund: Class III (BVLFG3)

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III (MLVGA3)

BNY Mellon Funds

BNY Mellon Stock Index Fund, Inc.: Initial Shares (DSIF)

BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares (DSRG)

BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares (DVSCS)

Calvert Variable Series

Calvert Variable Series, Inc. - Calvert VP SRI Balanced Portfolio: Class F (CVSBF)

Columbia Variable Portfolio

Columbia Funds Variable Insurance Trust II - Columbia Variable Portfolio - Seligman Global Technology: Class 2 (CLVGT2) (1)

Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Select Large Cap Value Fund: Class 1 (CLVLV1)

Columbia Funds Variable Insurance Trust - Columbia Variable Portfolio - Strategic Income Fund: Class 2 (CLVSI2)

Columbia Funds Variable Trust II - Columbia Variable Portfolio - Select Small Cap Value Fund: Class 1 (CLVSV1)

Credit Suisse Trust

Credit Suisse Trust - Commodity Return Strategy Portfolio: Class 1 (CSCRS)

Delaware VIP Trust

Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class (DWVSVS)

DFA Investment Dimensions

DFA Investment Dimensions Group Inc. - VA Equity Allocation Portfolio: Institutional Class (DFVEA)

DFA Investment Dimensions Group Inc. - VA Global Bond Portfolio (DFVGB)

DFA Investment Dimensions Group Inc. - VA Global Moderate Allocation Portfolio: Institutional Class (DFVGMI)

DFA Investment Dimensions Group Inc. - VA International Small Portfolio (DFVIS)

DFA Investment Dimensions Group Inc. - VA International Value Portfolio (DFVIV)

DFA Investment Dimensions Group Inc. - VA Short-Term Fixed Portfolio (DFVSTF)

DFA Investment Dimensions Group Inc. - VA U.S. Large Value Portfolio (DFVULV)

DFA Investment Dimensions Group Inc. - VA U.S. Targeted Value Portfolio (DFVUTV)

Eaton Vance VP

Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class (ETVFR)

Federated Hermes Insurance Series

Federated Hermes Insurance Series - Federated Hermes High Income Bond Fund II: Primary Shares (FHIB)

Federated Hermes Insurance Series - Federated Hermes Kaufmann Fund II: Service Shares (FVK2S)

Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Primary Shares (FVU2)

Fidelity VIP

Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 (FB2)

Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Service Class 2 (FC2)

Fidelity Variable Insurance Products Fund - VIP Disciplined Small Cap Portfolio: Service Class 2 (FDSCS2)

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 (FEI2)

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 (FG2)

Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 (FGI2)

Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class 2 (FGO2)

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 (FHI2)

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 (FIGBP2)

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 (FMC2)

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 (FO2)

Fidelity Variable Insurance Products - VIP Real Estate Portfolio: Service Class 2 (FRESS2)

Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class 2 (FV2)

Fidelity Variable Insurance Products Fund - VIP Freedom Income Portfolio: Service Class 2 (FVFI2)

Fidelity Variable Insurance Products Fund - VIP International Capital Appreciation Portfolio: Service Class 2 (FVICA2)

Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Service Class 2 (FVSIS2)

First Eagle

First Eagle Variable Funds - Overseas Variable Fund (FEOVF)

Franklin Templeton VIP Trust

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 (FTVGI2)

Franklin Global Real Estate II (FTVGR2)

Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 (FTVIS2)

Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Shares VIP Fund: Class 2 (FTVMS2)

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 (FTVRD2)

Franklin Templeton Variable Insurance Products Trust - Franklin Strategic Income VIP Fund: Class 2 (FTVSI2)

Franklin Templeton Variable Insurance Products Trust - Franklin U.S. Government Securities VIP Fund: Class 2 (FTVUG2)

Goldman Sachs Variable Insurance Trust

Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Advisor Shares (GVMSA) Guggenheim Variable Trust

Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series) (GVFRB)

Rydex Variable Trust - Russell 2000(R) 2X Strategy Fund (GVR2XS)

Guggenheim Variable Funds Trust - Series E (Total Return Bond) (GVTRBE)

Rydex Variable Trust - Inverse NASDAQ-100(R) Strategy Fund (RAF)

Rydex Variable Trust - Biotechnology Fund (RBF)

Rydex Variable Trust - Banking Fund (RBKF)

Rydex Variable Trust - Basic Materials Fund (RBMF)

Rydex Variable Trust - Electronics Fund (RELF)

Rydex Variable Trust - Energy Fund (RENF)

Rydex Variable Trust - Energy Services Fund (RESF)

Rydex Variable Trust - Financial Services Fund (RFSF)

Rydex Variable Trust - Health Care Fund (RHCF)

Rydex Variable Trust - High Yield Strategy Fund (RHYS)

Rydex Variable Trust - Inverse Government Long Bond Strategy Fund (RJNF)

Rydex Variable Trust - Leisure Fund (RLF)

Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund (RMED)

Rydex Variable Trust - Nova Fund (RNF)

Rydex Variable Trust - NASDAQ-100(R) Fund (ROF)

Rydex Variable Trust - Precious Metals Fund (RPMF)

Rydex Variable Trust - Real Estate Fund (RREF)

Rydex Variable Trust - Retailing Fund (RRF)

Rydex Variable Trust - Technology Fund (RTEC)

Rydex Variable Trust - S&P 500 2x Strategy Fund (RTF)

Rydex Variable Trust - Transportation Fund (RTRF)

Rydex Variable Trust - Inverse S&P 500 Strategy Fund (RUF)

Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund (RUGB)

Rydex Variable Trust - Utilities Fund (RUTL)

Rydex Variable Trust - Multi-Hedge Strategies Fund (RVARS) (1)

Rydex Variable Trust - NASDAQ-100(R) 2x Strategy Fund (RVF)

Rydex Variable Trust - Inverse Russell 2000(R) Strategy Fund (RVISC)

Rydex Variable Trust - S&P 500 Pure Growth Fund (RVLCG)

Rydex Variable Trust - S&P 500 Pure Value Fund (RVLCV)

Rydex Variable Trust - Dow 2x Strategy Fund (RVLDD)

Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund (RVMCG)

Rydex Variable Trust - S&P MidCap 400 Pure Value Fund (RVMCV)

Rydex Variable Trust - Global Managed Futures Fund (RVMFU) (1)

Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund (RVSCG)

Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund (RVSCV)

Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund (RVSDL)

Guggenheim Variable Funds Trust - Series P (High Yield Series) (SBLP)

Guggenheim Variable Funds Trust - Series Q (Small Cap Value Series) (SBLQ)

Guggenheim Variable Funds Trust - Series Y (StylePlus - Large Growth Series) (SBLY)

Invesco V. I.

Invesco - Invesco V.I. Comstock Fund: Series I Shares (ACC1)

Invesco - Invesco V.I. High Yield Fund: Series I Shares (AVHY1)

Invesco - Invesco V.I. EQV International Equity Fund: Series I Shares (AVIE) (1)

Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares (IVBRA2)

Invesco - Invesco V.I. Core Plus Bond Fund: Series I Shares (IVCPBI)

Invesco - Invesco V.I. Diversified Dividend Fund: Series I Shares (IVDDI)

Invesco - Invesco V.I. Government Money Market Fund: Series I Shares (IVGMMI)

Invesco - Invesco V.I. Government Securities Fund: Series I Shares (IVGS1)

Invesco - Invesco V.I. Health Care Fund: Series I Shares (IVHS)

Invesco - Invesco V.I. Equity and Income Fund: Series I Shares (IVKEI1)

Invesco - Invesco V.I. Main Street Mid Cap Fund: Series II Shares (IVMCC2)

Invesco - Invesco V.I. Global Real Estate Fund: Series I Shares (IVRE)

Invesco - Invesco V.I. Technology Fund: Series I Shares (IVT)

Invesco - Invesco V.I. Main Street Fund: Series II (OVGIS)

Invesco - Invesco V.I. Global Fund: Series II (OVGSS)

Invesco Oppenheimer V.I. International Growth Fund: Series II (OVIGS)

Invesco - Invesco V.I. Global Strategic Income Fund: Series II (OVSBS)

Ivy VIP

Ivy Variable Insurance Portfolios - Delaware Ivy Asset Strategy: Class II (WRASP)

Ivy Variable Insurance Portfolios - Delaware Ivy Corporate Bond: Class II (WRBDP)

Ivy Variable Insurance Portfolios - Delaware Ivy Balanced: Class II (WRBP)

Ivy Variable Insurance Portfolios - Delaware Ivy Energy: Class II (WRENG)

Ivy Variable Insurance Portfolios - Delaware Ivy Natural Resources: Class II (WRGNR)

Ivy Variable Insurance Portfolios - Delaware Ivy High Income: Class II (WRHIP)

Ivy Variable Insurance Portfolios - Delaware Ivy Limited-Term Bond: Class II (WRLTBP)

Ivy Variable Insurance Portfolios - Delaware Ivy Mid Cap Growth: Class II (WRMCG)

Ivy Variable Insurance Portfolios - Delaware Ivy Science and Technology: Class II (WRSTP)

Ivy Variable Insurance Portfolios - Delaware Ivy Value: Class II (WRVP)

Janus Aspen Series

Janus Aspen Series - Janus Henderson Balanced Portfolio: Institutional Shares (JABIN)

Janus Aspen Series - Janus Henderson Enterprise Portfolio: Institutional Shares (JAEI)

Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares (JAFBS)

Janus Aspen Series - Janus Henderson Forty Portfolio: Institutional Shares (JAFRIN)

Janus Aspen Series - Janus Henderson Global Research Portfolio: Institutional Shares (JAGRIN)

Janus Aspen Series - Janus Henderson Overseas Portfolio: Institutional Shares (JAIG)

Janus Aspen Series - Janus Henderson Research Portfolio: Institutional Shares (JARIN)

Janus Aspen Series - Janus Henderson Adaptive Risk Managed U.S. Equity Portfolio: Service Shares (JIULVV) (1)

Janus Aspen Series - Janus Henderson Mid Cap Value Portfolio: Institutional Shares (JMCVIN)

John Hancock

John Hancock Variable Insurance Trust - Emerging Markets Value Trust: Series NAV (JHEVTN)

JPMorgan

JPMorgan Insurance Trust - JPMorgan Insurance Trust Global Allocation Portfolio: Class 2 (JPIGA2)

JPMorgan Insurance Trust - JPMorgan Insurance Trust Income Builder Portfolio: Class 2 (JPIIB2)

Lazard Retirement Series Fund

Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares (LZREMS)

Lazard Retirement International Equity - Service (LZRIES)

Lazard Retirement Series, Inc. - Lazard Retirement U.S. Small-Mid Cap Equity Portfolio: Service Shares (LZRUSM)

LMPV Equity Trust

LMCBV Aggressive Growth I (LPVCAI)

Legg Mason Partners Variable Equity Trust - ClearBridge Variable Dividend Strategy Portfolio: Class I (LPVCII)

Legg Mason Partners Variable Equity Trust - ClearBridge Variable Large Cap Growth Portfolio: Class I (LVCLGI)

Legg Mason Partners Variable Equity Trust - ClearBridge Variable Small Cap Growth Portfolio: Class II (SBVSG2)

LMPV Income Trust

Western Asset Variable Global High Yield Bond Portfolio: Class I (SBVHY)

Lord Abbett Series Fund, Inc.

Lord Abbett Series Fund, Inc. - Bond Debenture Portfolio: Class VC (LOVBD)

Lord Abbett Series Fund, Inc. - Dividend Growth Portfolio: Class VC (LOVCDG)

MainStay VP Funds Trust

MainStay VP Funds Trust - MainStay VP MacKay Convertible Portfolio: Service Class (MNCPS)

MFS Variable Insurance Trust

MFS(R) Variable Insurance Trust - MFS Growth Series: Service Class (MEGSS)

MFS(R) Variable Insurance Trust - MFS New Discovery Series: Service Class (MNDSC)

MFS(R) Variable Insurance Trust - MFS Value Series: Service Class (MVFSC)

Nationwide Variable Insurance

Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class Y (DTRTFY)

Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class Y (GVEXD)

Nationwide Variable Insurance Trust - NVIT International Index Fund: Class Y (GVIXY)

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class Y (MCIFD)

Nationwide Variable Insurance Trust - NVIT J.P. Morgan Mozaic(SM) Multi-Asset Fund: Class Y (NJMMAY)

Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class Y (NVBXD)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class I (NVMMV1)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Sustainable U.S. Equity Fund: Class I (NVNSR1)

Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class Y (NVSIXD)

Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class Y (SAMY)

Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I (TRF)

Neuberger Berman Advisers Management Trust

Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: I Class Shares (AMCG)

Neuberger Berman Advisers Management Trust - Mid Cap Intrinsic Value Portfolio: I Class Shares (AMRI)

Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares (AMTB)

Neuberger Berman Advisers Management Trust - U.S. Equity Index PutWrite Strategy Portfolio: S Class Shares (NBARMS)

Northern Lights Variable Trust

Northern Lights TOPS Managed Risk Balanced ETF - Class 2 (NOTB2)

Northern Lights Variable Trust - BTS Tactical Fixed Income VIT Fund: Class 2 (NOTBBA)

Northern Lights Variable Trust - TOPS Conservative ETF Portfolio: Class 2 (NOTC2)

Northern Lights Variable Trust - Donoghue Forlines Dividend VIT Fund: Class 1 (NOVPDI)

Northern Lights Variable Trust - Donoghue Forlines Momentum VIT Fund: Class 1 (NOVPM)

PIMCO Variable Insurance Trust

PIMCO VIT Dynamic Bond - Admin (PMUBAM)

PIMCO Variable Insurance Trust - All Asset Portfolio: Administrative Class (PMVAAA)

PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Administrative Class (PMVEBA)

PIMCO Variable Insurance Trust - International Bond Portfolio (unhedged): Administrative Class (PMVFBA)

PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Administrative Class (PMVFHA)

PIMCO Variable Insurance Trust - Global Bond Opportunities Portfolio (Unhedged): Administrative Class (PMVGBA)

PIMCO Variable Insurance Trust - High Yield Portfolio: Administrative Class (PMVHYA)

PIMCO Variable Insurance Trust - Income Portfolio: Administrative Class (PMVID)

PIMCO Variable Insurance Trust - Low Duration Portfolio: Administrative Class (PMVLDA)

PIMCO Variable Insurance Trust - Long-Term U.S. Government Portfolio: Administrative Class (PMVLGA)

PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class (PMVRRA)

PIMCO Variable Insurance Trust - CommodityRealReturn(R) Strategy Portfolio: Administrative Class (PMVRSA)

PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class (PMVTRA)

PIMCO Variable Insurance Trust - Global Managed Asset Allocation Portfolio: Administrative Class (PVGMAA)

PIMCO Variable Insurance Trust - Short-Term Portfolio: Administrative Class (PVSTA)

ProFunds VP

ProFund VP Asia 30 (PROA30)

ProFund Access VP High Yield Fund (PROAHY)

ProFund VP Biotechnology (PROBIO)

ProFund VP Bull (PROBL)

ProFund VP Basic Materials (PROBM)

ProFund VP Banks (PROBNK)

ProFund VP Bear (PROBR)

ProFund VP Consumer Services (PROCS)

ProFund VP Europe 30 (PROE30)

ProFund VP Emerging Markets (PROEM)

ProFund VP Financials (PROFIN)

ProFunds VP Government Money Market (PROGMM)

ProFund VP Health Care (PROHC)

ProFund VP Industrials (PROIND)

ProFund VP Japan (PROJP)

ProFunds VP Large-Cap Growth (PROLCG)

ProFunds VP Large-Cap Value (PROLCV)

ProFunds VP Mid-Cap (PROMC)

ProFunds VP Mid-Cap Growth (PROMCG)

ProFunds VP Mid-Cap Value (PROMCV)

ProFund VP NASDAQ-100 (PRON)

ProFund VP Internet (PRONET)

ProFund VP Oil & Gas (PROOG)

ProFund VP Pharmaceuticals (PROPHR)

ProFund VP Precious Metals (PROPM)

ProFund VP Real Estate (PRORE)

ProFund VP Rising Rates Opportunity (PRORRO)

ProFunds VP Small Cap (PROSC)

ProFunds VP Small-Cap Growth (PROSCG)

ProFund VP Semiconductor (PROSCN)

ProFunds VP Small-Cap Value (PROSCV)

ProFund VP Short International (PROSIN)

ProFund VP Short NASDAQ-100 (PROSN)

ProFund VP Technology (PROTEC)

ProFund VP Telecommunications (PROTEL)

ProFunds VP UltraMid-Cap (PROUMC)

ProFund VP UltraNASDAQ-100 (PROUN)

ProFunds VP UltraSmall-Cap (PROUSC)

ProFund VP Utilities (PROUTL)

Putnam Variable Trust

Putnam VT Diversified Income Cl IB (PVDIB)

Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB (PVEIB)

Putnam VT High Yield Cl IB (PVHYB)

Putnam Variable Trust - Putnam VT Income Fund: Class IB (PVIB)

Putnam VT Sustainable Leaders Class IB (PVNOB)

Redwood

Two Roads Shared Trust - Redwood Managed Volatility Portfolio: Class I (RWMVI)

Two Roads Shared Trust - Redwood Managed Volatility Portfolio: Class N (RWMVN)

Royce Capital Fund

Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class (ROCMC)

Royce Capital Fund - Royce Small-Cap Portfolio: Investment Class (ROCSC)

T. Rowe Price VIP II

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: II (TRBCG2)

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: II (TREI2)

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II (TRHS2)

T. Rowe Price Fixed Income Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: II (TRLT2)

Third Avenue Variable Series

Third Avenue Value (TAVV)

Timothy Plan Variable Series

Timothy Plan - Strategic Growth VS Fund (TPVSGP)

VanEck VIP

VanEck VIP Trust - VanEck VIP Global Gold Fund: Class S (VVGGS)

VanEck VIP Trust - VanEck VIP Emerging Markets Bond Fund: Initial Class (VWBF) (1)

VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class (VWEM) (1)

VanEck VIP Trust - VanEck VIP Global Resources Fund: Initial Class (VWHA) (1)

Vanguard Variable Insurance Funds

Vanguard Variable Insurance Fund - Balanced Portfolio (VVB)

Vanguard Variable Insurance Fund - Conservative Allocation Portfolio (VVCA)

Vanguard Variable Insurance Fund - Capital Growth Portfolio (VVCG)

Vanguard Variable Insurance Fund - Diversified Value Portfolio (VVDV)

Vanguard Variable Insurance Fund - Equity Income Portfolio (VVEI)

Vanguard Variable Insurance Fund - Equity Index Portfolio (VVEIX)

Vanguard Variable Insurance Fund - Growth Portfolio (VVG)

Vanguard Variable Insurance Fund-Global Bond Index Portfolio (VVGBI)

Vanguard Variable Insurance Fund - Total Bond Market Index Portfolio (VVHGB)

Vanguard Variable Insurance Fund - High Yield Bond Portfolio (VVHYB)

Vanguard Variable Insurance Fund - International Portfolio (VVI)

Vanguard Variable Insurance Fund - Mid-Cap Index Portfolio (VVMCI)

Vanguard Variable Insurance Fund - Real Estate Index Portfolio (VVREI)

Vanguard Variable Insurance Fund - Small Company Growth Portfolio (VVSCG)

Vanguard Variable Insurance Fund - Short-Term Investment-Grade Portfolio (VVSTC)

Vanguard Variable Insurance Fund-Total International Stock Market Index Portfolio (VVTISI)

Vanguard Variable Insurance Fund - Total Stock Market Index Portfolio (VVTSM)

Virtus Variable Insurance Trust

Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A (VRVDRA)

Virtus Variable Insurance Trust - Virtus Newfleet Multi-Sector Intermediate Bond Series: Class A (VRVNMA)

Westchester Capital Management

The Merger Fund VL - The Merger Fund VL (MGRFV)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2022, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2022 and the period from January 4, 2021 (inception) to December 31, 2021.

ProFunds VP

ProFunds VP UltraBull (PROUB)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2022, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2022 and the period from February 17, 2021 (inception) to December 31, 2021.

Fidelity VIP

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 (FNRS2)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2022, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2022 and the period from March 15, 2021 (inception) to December 31, 2021.

Vanguard Variable Insurance Funds

Vanguard Variable Insurance Fund - Moderate Allocation Portfolio (VVMA)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2022, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2022 and the period from April 1, 2021 (inception) to December 31, 2021.

Amundi Pioneer Asset Management

Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II (PIHYB2)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2022, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2022 and the period from April 21, 2021 (inception) to December 31, 2021.

PIMCO Variable Insurance Trust

PIMCO Variable Insurance Trust - Global Core Bond (Hedged) Portfolio: Administrative Class (PVGCBA)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2022, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2022 and the period from April 27, 2021 (inception) to December 31, 2021.

Guggenheim Variable Trust

Rydex Variable Trust - Commodities Strategy Fund (RVCMD)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2022, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2022 and the period from April 30, 2021 (inception) to December 31, 2021.

ProFunds VP

ProFund VP Consumer Goods (PROCG)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2022, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2022 and the period from May 17, 2021 (inception) to December 31, 2021.

Nationwide Variable Insurance

Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class II (NVMMG2)

ProFunds VP

ProFund VP UltraShort NASDAQ-100 (PROUSN)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2022, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2022 and the period from June 16, 2021 (inception) to December 31, 2021.

Nationwide Variable Insurance

Nationwide Variable Insurance Trust - NVIT iShares Global Equity ETF Fund: Class Y (NVGEY)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2022, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2022 and the period from August 25, 2021 (inception) to December 31, 2021.

Invesco V. I.

Invesco - Invesco V.I. Growth and Income Fund: Series I Shares (ACGI)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2022, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2022 and the period from October 25, 2021 (inception) to December 31, 2021.

American Century Variable Portfolios

American Century Variable Portfolios, Inc. - American Century VP Large Company Value Fund: Class I (ACVLVI)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2022, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2022 and the period from November 24, 2021 (inception) to December 31, 2021.

Nationwide Variable Insurance

Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X (NVMIVX)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2022, and the related statements of operations and changes in contract owners’ equity for the period from April 28, 2022 (inception) to December 31, 2022.

Invesco V. I.

Invesco - Invesco V.I. Core Plus Bond Fund: Series II Shares (IVCPB2)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2022, and the related statements of operations and changes in contract owners’ equity for the period from June 8, 2022 (inception) to December 31, 2022.

Fidelity VIP

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 (FVSS2)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2022, and the related statements of operations and changes in contract owners’ equity for the period from August 29, 2022 (inception) to December 31, 2022.

MFS Variable Insurance Trust

MFS(R) Variable Insurance Trust II - MFS International Growth Portfolio: Service Class (MVIGSC)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2022, and the related statements of operations and changes in contract owners’ equity for the period from May 10, 2022 (inception) to December 31, 2022.

Nationwide Variable Insurance

Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II (GEM2)

Statement of operations for the period from January 1, 2022 to April 27, 2022 (liquidation) and the statements of changes in contract owners’ equity for the period from January 1, 2022 to April 27, 2022 (liquidation) and the year ended December 31, 2021.

Delaware Ivy

Delaware Ivy VIP Global Bond (WRGBP)

Statement of operations for the period from January 1, 2022 to December 7, 2022 (liquidation) and the statements of changes in contract owners’ equity for the period from January 1, 2022 to December 7, 2022 (liquidation) and the year ended December 31, 2021.

Northern Lights Variable Trust

Northern Lights 7Twelve Balanced Cl 3 (NO7TB3)

Statement of operations for the period from January 1, 2022 to August 18, 2022 (merger) and the statements of changes in contract owners’ equity for the period from January 1, 2022 to August 18, 2022 (merger) and the year ended December 31, 2021.

LMPV Equity Trust

Legg Mason QS Dynamic Multi Strategy (LPVQD2)

Statement of operations for the period from January 1, 2022 to April 28, 2022 (merger) and the statements of changes in contract owners’ equity for the period from January 1, 2022 to April 28, 2022 (merger) and the year ended December 31, 2021.

Invesco V.I.

Invesco V.I Core Bond (OVTRBS)

(1)	See Note 1 to the financial statements for the former name of the sub-account.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF ASSETS, LIABILTIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2022

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
APTGBS	11,517	$245,915	$237,825	$-	$237,825	$1	$237,824	$237,824	$-	$237,824
ALCAI2	3,841	345,285	209,901	1	209,902	-	209,902	209,902	-	209,902
ALMGI2	20,203	353,218	276,377	-	276,377	-	276,377	276,377	-	276,377
ABTGB	1,015	26,778	29,006	-	29,006	-	29,006	29,006	-	29,006
ALVGIA	10,385	319,227	301,177	1	301,178	-	301,178	301,178	-	301,178
ALVIVB	3,323	45,743	42,864	-	42,864	1	42,863	42,863	-	42,863
ALVSVB	5,735	104,667	93,999	-	93,999	1	93,998	93,998	-	93,998
SVDF	7,332	202,465	124,863	-	124,863	-	124,863	124,863	-	124,863
AAEIP3	28,446	292,712	281,617	1	281,618	-	281,618	281,618	-	281,618
AAGEA2	1,122	13,424	13,730	1	13,731	-	13,731	13,731	-	13,731
ABEAA2	66,223	721,988	637,062	-	637,062	-	637,062	637,062	-	637,062
ACEAA2	6,531	67,210	62,176	-	62,176	-	62,176	62,176	-	62,176
AGEAA2	29,641	336,315	304,112	-	304,112	1	304,111	304,111	-	304,111
AUGEA2	16,665	174,493	153,154	-	153,154	-	153,154	153,154	-	153,154
ACVB	140,557	1,073,149	941,730	1	941,731	-	941,731	941,731	-	941,731
ACVI	48,275	569,743	460,064	1	460,065	-	460,065	460,065	-	460,065
ACVIG	64,361	619,002	461,467	1	461,468	-	461,468	461,468	-	461,468
ACVIP2	59,607	648,790	558,521	-	558,521	1	558,520	558,520	-	558,520
ACVLVI	4,355	76,275	78,740	-	78,740	-	78,740	78,740	-	78,740
ACVU1	10,336	224,247	199,897	-	199,897	-	199,897	199,897	-	199,897
ACVV	911	12,055	11,342	-	11,342	-	11,342	11,342	-	11,342
AMVAA4	62,220	1,496,493	1,352,652	-	1,352,652	-	1,352,652	1,352,652	-	1,352,652
AMVBC4	37,788	453,819	466,299	1	466,300	-	466,300	466,300	-	466,300
AMVBD4	140,515	1,399,324	1,296,952	-	1,296,952	-	1,296,952	1,296,952	-	1,296,952
AMVCB4	34,341	355,100	376,378	-	376,378	-	376,378	376,378	-	376,378
AMVGB4	26,870	308,510	250,695	-	250,695	-	250,695	250,695	-	250,695
AMVGG4	4,776	181,283	140,938	-	140,938	-	140,938	140,938	-	140,938
AMVGI4	27,670	1,538,060	1,348,085	1	1,348,086	-	1,348,086	1,348,086	-	1,348,086
AMVGR4	15,435	1,474,173	1,136,614	-	1,136,614	2	1,136,612	1,136,612	-	1,136,612
AMVGS4	11,239	263,555	171,729	-	171,729	-	171,729	171,729	-	171,729
AMVGW4	8,134	93,758	92,326	-	92,326	-	92,326	92,326	-	92,326
AMVHI4	17,246	169,110	159,522	-	159,522	-	159,522	159,522	-	159,522
AMVI4	47,230	962,100	707,974	-	707,974	-	707,974	707,974	-	707,974
AMVIG4	65,317	827,782	559,111	-	559,111	2	559,109	559,109	-	559,109
AMVM4	38,474	359,838	355,889	-	355,889	-	355,889	355,889	-	355,889
AMVNW4	100,623	2,782,127	2,197,597	1	2,197,598	-	2,197,598	2,197,598	-	2,197,598
AMVUA4	22,256	267,830	219,440	-	219,440	-	219,440	219,440	-	219,440

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF ASSETS, LIABILTIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2022

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
AVPAP2	24,878	317,494	300,776	-	300,776	-	300,776	300,776	-	300,776
AVRBP2	9,286	112,047	103,816	-	103,816	-	103,816	103,816	-	103,816
PIHYB2	204,256	1,565,455	1,587,068	-	1,587,068	8,309	1,578,759	1,578,759	-	1,578,759
PIVB2	36,412	408,331	336,807	-	336,807	-	336,807	336,807	-	336,807
PIVEI2	9,013	133,671	139,249	-	139,249	-	139,249	139,249	-	139,249
PIVF2	13,333	197,791	175,864	-	175,864	-	175,864	175,864	-	175,864
PIVMV2	664	7,607	7,521	1	7,522	-	7,522	7,522	-	7,522
PIVSI2	61,305	635,500	520,479	-	520,479	-	520,479	520,479	-	520,479
BRVED3	12,363	147,781	125,118	-	125,118	-	125,118	125,118	-	125,118
BRVHY3	100,772	676,870	649,977	3,476	653,453	-	653,453	653,453	-	653,453
BRVTR3	17,287	207,145	171,658	504	172,162	-	172,162	172,162	-	172,162
BRVUG3	17,069	177,675	153,277	203	153,480	-	153,480	153,480	-	153,480
BVLCC3	1,895	34,685	33,519	-	33,519	-	33,519	33,519	-	33,519
BVLFG3	6,368	86,569	78,009	1	78,010	-	78,010	78,010	-	78,010
MLVGA3	69,807	1,037,758	828,612	1	828,613	-	828,613	828,613	-	828,613
DSIF	8,544	562,511	493,956	1	493,957	-	493,957	493,957	-	493,957
DSRG	2,543	126,174	106,137	-	106,137	1	106,136	106,136	-	106,136
DVSCS	62,093	1,132,968	1,071,721	-	1,071,721	1	1,071,720	1,071,720	-	1,071,720
CVSBF	266,929	684,524	549,873	-	549,873	1	549,872	549,872	-	549,872
CLVGT2	84,803	2,384,280	1,488,298	-	1,488,298	1	1,488,297	1,488,297	-	1,488,297
CLVLV1	7,798	267,898	286,408	-	286,408	2	286,406	286,406	-	286,406
CLVSI2	187,675	724,736	649,356	-	649,356	-	649,356	649,356	-	649,356
CLVSV1	9,695	211,703	295,797	1	295,798	-	295,798	295,798	-	295,798
CSCRS	2,509	71,041	61,274	-	61,274	-	61,274	61,274	-	61,274
DWVSVS	5,729	239,841	210,929	-	210,929	-	210,929	210,929	-	210,929
DFVEA	364,583	4,762,388	4,491,661	-	4,491,661	-	4,491,661	4,491,661	-	4,491,661
DFVGB	224,734	2,360,680	2,161,941	-	2,161,941	1	2,161,940	2,161,940	-	2,161,940
DFVGMI	326,166	4,488,168	4,448,899	-	4,448,899	1	4,448,898	4,448,898	-	4,448,898
DFVIS	197,919	2,397,444	2,127,626	-	2,127,626	-	2,127,626	2,127,626	-	2,127,626
DFVIV	298,043	3,575,141	3,648,042	2	3,648,044	-	3,648,044	3,648,044	-	3,648,044
DFVSTF	356,783	3,603,534	3,542,855	-	3,542,855	1	3,542,854	3,542,854	-	3,542,854
DFVULV	133,399	3,563,272	4,059,325	-	4,059,325	-	4,059,325	4,059,325	-	4,059,325
DFVUTV	203,031	3,988,020	4,170,257	-	4,170,257	-	4,170,257	4,170,257	-	4,170,257
ETVFR	402,714	3,477,567	3,398,907	-	3,398,907	1	3,398,906	3,398,906	-	3,398,906
FHIB	51,603	274,009	275,558	-	275,558	-	275,558	275,558	-	275,558
FVK2S	38,633	722,711	530,426	-	530,426	-	530,426	530,426	-	530,426
FVU2	48,578	486,498	410,972	1	410,973	-	410,973	410,973	-	410,973

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF ASSETS, LIABILTIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2022

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
FB2	54,812	1,101,653	1,027,183	1	1,027,184	-	1,027,184	1,027,184	-	1,027,184
FC2	59,905	2,765,789	2,188,942	-	2,188,942	-	2,188,942	2,188,942	-	2,188,942
FDSCS2	12,197	208,203	166,488	1	166,489	-	166,489	166,489	-	166,489
FEI2	45,854	1,143,477	1,041,349	-	1,041,349	-	1,041,349	1,041,349	-	1,041,349
FG2	6,357	538,783	440,316	-	440,316	-	440,316	440,316	-	440,316
FGI2	5,021	122,818	116,788	-	116,788	-	116,788	116,788	-	116,788
FGO2	23,980	1,328,558	957,032	-	957,032	-	957,032	957,032	-	957,032
FHI2	14,247	61,144	59,982	-	59,982	-	59,982	59,982	-	59,982
FIGBP2	324,841	3,880,638	3,401,082	-	3,401,082	-	3,401,082	3,401,082	-	3,401,082
FMC2	6,011	216,589	187,528	-	187,528	-	187,528	187,528	-	187,528
FNRS2	13,157	344,270	329,314	-	329,314	-	329,314	329,314	-	329,314
FO2	5,998	138,147	128,604	1	128,605	-	128,605	128,605	-	128,605
FRESS2	17,016	345,759	276,006	1	276,007	-	276,007	276,007	-	276,007
FV2	38,181	682,755	625,786	-	625,786	-	625,786	625,786	-	625,786
FVFI2	21,992	264,991	232,240	-	232,240	-	232,240	232,240	-	232,240
FVICA2	38,324	763,858	631,969	1	631,970	-	631,970	631,970	-	631,970
FVSIS2	87,011	1,018,302	861,412	-	861,412	-	861,412	861,412	-	861,412
FVSS2	5,516	88,767	80,206	-	80,206	-	80,206	80,206	-	80,206
FEOVF	11,570	267,680	256,974	-	256,974	-	256,974	256,974	-	256,974
FTVGI2	15,926	215,182	198,751	-	198,751	-	198,751	198,751	-	198,751
FTVGR2	18,596	279,154	215,530	-	215,530	-	215,530	215,530	-	215,530
FTVIS2	13,223	219,699	194,768	-	194,768	-	194,768	194,768	-	194,768
FTVMS2	788	13,920	11,941	2	11,943	-	11,943	11,943	-	11,943
FTVRD2	31,770	913,927	858,756	-	858,756	-	858,756	858,756	-	858,756
FTVSI2	40,447	407,560	353,104	-	353,104	1	353,103	353,103	-	353,103
FTVUG2	546	5,792	5,559	-	5,559	-	5,559	5,559	-	5,559
GVMSA	13,418	122,444	117,675	-	117,675	1	117,674	117,674	-	117,674
GVFRB	37,799	883,390	892,814	1	892,815	-	892,815	892,815	-	892,815
GVTRBE	150,927	2,503,231	2,108,452	-	2,108,452	1	2,108,451	2,108,451	-	2,108,451
RAF	1,368	33,645	34,792	1	34,793	-	34,793	34,793	-	34,793
RBF	288	29,974	22,876	-	22,876	1	22,875	22,875	-	22,875
RELF	1,266	249,087	171,002	-	171,002	-	171,002	171,002	-	171,002
RENF	126	31,059	31,642	-	31,642	-	31,642	31,642	-	31,642
RHCF	699	55,148	56,198	-	56,198	-	56,198	56,198	-	56,198
RJNF	126	12,312	12,472	-	12,472	-	12,472	12,472	-	12,472
RLF	216	23,853	19,073	-	19,073	-	19,073	19,073	-	19,073
RMED	608	147,367	105,791	1	105,792	-	105,792	105,792	-	105,792

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF ASSETS, LIABILTIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2022

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
ROF	6,580	347,990	304,515	-	304,515	1	304,514	304,514	-	304,514
RPMF	11,304	426,110	412,247	-	412,247	-	412,247	412,247	-	412,247
RREF	1,190	58,857	41,302	-	41,302	-	41,302	41,302	-	41,302
RRF	740	105,897	71,188	-	71,188	-	71,188	71,188	-	71,188
RTEC	182	26,928	22,249	-	22,249	1	22,248	22,248	-	22,248
RTF	6	1,602	1,513	1	1,514	-	1,514	1,514	-	1,514
RUF	360	12,540	13,052	-	13,052	-	13,052	13,052	-	13,052
RUTL	6,356	220,924	220,183	-	220,183	-	220,183	220,183	-	220,183
RVARS	2,568	66,080	65,551	-	65,551	-	65,551	65,551	-	65,551
RVCMD	2,563	267,425	260,194	-	260,194	-	260,194	260,194	-	260,194
RVF	1,411	94,618	85,454	-	85,454	-	85,454	85,454	-	85,454
RVLCG	17	696	695	-	695	-	695	695	-	695
RVLCV	3,130	183,606	165,274	-	165,274	-	165,274	165,274	-	165,274
RVMCG	606	19,230	17,373	-	17,373	-	17,373	17,373	-	17,373
RVMCV	2,107	91,141	83,915	-	83,915	1	83,914	83,914	-	83,914
RVMFU	28,128	507,693	494,202	1	494,203	-	494,203	494,203	-	494,203
SBLY	4,003	73,618	55,081	-	55,081	-	55,081	55,081	-	55,081
ACC1	60,433	1,226,953	1,229,202	-	1,229,202	1	1,229,201	1,229,201	-	1,229,201
ACGI	1,592	36,013	31,481	-	31,481	-	31,481	31,481	-	31,481
AVHY1	2,715	12,353	12,217	-	12,217	-	12,217	12,217	-	12,217
AVIE	4,099	145,928	118,613	-	118,613	-	118,613	118,613	-	118,613
IVBRA2	48,308	461,077	385,014	-	385,014	-	385,014	385,014	-	385,014
IVCPB2	13,750	80,258	75,628	-	75,628	-	75,628	75,628	-	75,628
IVCPBI	334,115	2,170,042	1,857,679	-	1,857,679	1	1,857,678	1,857,678	-	1,857,678
IVDDI	18,741	513,359	468,332	1	468,333	-	468,333	468,333	-	468,333
IVGMMI	10,913,438	10,913,438	10,913,438	1	10,913,439	-	10,913,439	10,913,439	-	10,913,439
IVGS1	8,481	86,705	85,492	-	85,492	-	85,492	85,492	-	85,492
IVHS	3,309	83,170	83,215	-	83,215	1	83,214	83,214	-	83,214
IVKEI1	54,454	958,816	878,893	-	878,893	1	878,892	878,892	-	878,892
IVMCC2	5,314	57,112	43,733	-	43,733	2	43,731	43,731	-	43,731
IVRE	12,018	193,406	156,719	-	156,719	-	156,719	156,719	-	156,719
IVT	23,450	409,561	295,238	-	295,238	-	295,238	295,238	-	295,238
OVGSS	2,113	88,482	64,038	-	64,038	-	64,038	64,038	-	64,038
OVIGS	56,284	127,273	100,185	-	100,185	-	100,185	100,185	-	100,185
WRASP	2,061	18,195	16,182	-	16,182	-	16,182	16,182	-	16,182
WRBDP	296,238	1,689,815	1,330,109	-	1,330,109	2	1,330,107	1,330,107	-	1,330,107
WRBP	6,113	29,941	28,672	-	28,672	-	28,672	28,672	-	28,672

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF ASSETS, LIABILTIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2022

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
WRENG	2,091	11,216	10,604	-	10,604	-	10,604	10,604	-	10,604
WRGNR	68,522	333,095	326,850	-	326,850	-	326,850	326,850	-	326,850
WRHIP	12,465	33,906	35,152	1	35,153	-	35,153	35,153	-	35,153
WRLTBP	72,574	347,904	332,390	-	332,390	-	332,390	332,390	-	332,390
WRMCG	39,377	584,445	372,899	-	372,899	1	372,898	372,898	-	372,898
WRSTP	2,620	80,457	45,716	-	45,716	-	45,716	45,716	-	45,716
WRVP	4,204	24,515	23,375	1	23,376	-	23,376	23,376	-	23,376
JABIN	68,631	2,848,696	2,748,683	-	2,748,683	1	2,748,682	2,748,682	-	2,748,682
JAEI	13,108	954,100	912,033	1	912,034	-	912,034	912,034	-	912,034
JAFBS	9,845	129,018	108,199	1	108,200	-	108,200	108,200	-	108,200
JAFRIN	41,529	2,153,330	1,407,428	-	1,407,428	-	1,407,428	1,407,428	-	1,407,428
JAGRIN	1,348	79,906	67,419	-	67,419	-	67,419	67,419	-	67,419
JAIG	6,898	272,958	265,707	1	265,708	-	265,708	265,708	-	265,708
JARIN	4,495	196,219	141,965	-	141,965	1	141,964	141,964	-	141,964
JIULVV	8,256	120,767	94,444	1	94,445	-	94,445	94,445	-	94,445
JMCVIN	33,251	564,298	543,979	1	543,980	-	543,980	543,980	-	543,980
JHEVTN	79,960	749,211	709,248	-	709,248	-	709,248	709,248	-	709,248
JPIGA2	40,329	792,838	628,330	-	628,330	-	628,330	628,330	-	628,330
JPIIB2	13,010	141,037	126,324	-	126,324	-	126,324	126,324	-	126,324
LZREMS	6,616	143,456	118,554	-	118,554	-	118,554	118,554	-	118,554
LZRIES	27,705	248,148	220,252	-	220,252	-	220,252	220,252	-	220,252
LZRUSM	13,258	197,335	162,675	-	162,675	1	162,674	162,674	-	162,674
LPVCAI	3,131	85,785	47,846	-	47,846	1	47,845	47,845	-	47,845
LPVCII	21,816	481,109	462,056	-	462,056	-	462,056	462,056	-	462,056
LVCLGI	19,228	549,998	520,501	-	520,501	-	520,501	520,501	-	520,501
SBVSG2	47,332	1,512,581	1,107,086	-	1,107,086	-	1,107,086	1,107,086	-	1,107,086
SBVHY	10,452	64,482	60,412	1	60,413	-	60,413	60,413	-	60,413
LOVBD	105,960	1,120,215	1,080,790	-	1,080,790	1	1,080,789	1,080,789	-	1,080,789
LOVCDG	27,143	442,975	403,347	-	403,347	-	403,347	403,347	-	403,347
MNCPS	41,001	651,618	564,196	-	564,196	-	564,196	564,196	-	564,196
MEGSS	5,211	255,448	233,123	1	233,124	-	233,124	233,124	-	233,124
MNDSC	46,378	651,493	409,982	-	409,982	-	409,982	409,982	-	409,982
MVFSC	9,867	227,284	207,504	-	207,504	-	207,504	207,504	-	207,504
MVIGSC	5,404	68,075	71,065	-	71,065	-	71,065	71,065	-	71,065
DTRTFY	118,668	1,194,339	989,692	-	989,692	-	989,692	989,692	-	989,692
GEM2	6,951	73,672	70,062	-	70,062	-	70,062	70,062	-	70,062
GVEXD	943,993	10,983,575	7,032,750	1	7,032,751	-	7,032,751	7,032,751	-	7,032,751

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF ASSETS, LIABILTIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2022

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
GVIXY	213,159	2,048,344	1,969,591	-	1,969,591	-	1,969,591	1,969,591	-	1,969,591
MCIFD	62,211	1,386,733	1,082,464	-	1,082,464	-	1,082,464	1,082,464	-	1,082,464
NJMMAY	269	2,624	2,278	-	2,278	-	2,278	2,278	-	2,278
NVBXD	56,863	576,934	511,198	-	511,198	-	511,198	511,198	-	511,198
NVGEY	6,408	96,735	81,580	-	81,580	-	81,580	81,580	-	81,580
NVMIVX	10,251	104,223	106,718	-	106,718	-	106,718	106,718	-	106,718
NVMMV1	17,762	153,535	149,730	-	149,730	-	149,730	149,730	-	149,730
NVNSR1	1,968	25,944	22,262	-	22,262	-	22,262	22,262	-	22,262
NVSIXD	367,480	3,243,192	2,590,736	-	2,590,736	-	2,590,736	2,590,736	-	2,590,736
SAMY	7,763,913	7,763,913	7,763,913	1	7,763,914	-	7,763,914	7,763,914	-	7,763,914
TRF	1,479	33,023	32,530	-	32,530	-	32,530	32,530	-	32,530
AMCG	12,592	344,600	283,819	-	283,819	-	283,819	283,819	-	283,819
AMRI	263	4,930	3,996	1	3,997	-	3,997	3,997	-	3,997
AMTB	63,754	631,827	608,217	-	608,217	-	608,217	608,217	-	608,217
NBARMS	3,158	29,493	25,897	-	25,897	-	25,897	25,897	-	25,897
NOTB2	28,556	207,536	122,791	-	122,791	-	122,791	122,791	-	122,791
NOTBBA	901	9,498	6,818	-	6,818	-	6,818	6,818	-	6,818
NOTC2	11,865	147,744	141,071	-	141,071	-	141,071	141,071	-	141,071
NOVPDI	517	8,397	7,642	-	7,642	-	7,642	7,642	-	7,642
NOVPM	299	7,992	6,112	1	6,113	-	6,113	6,113	-	6,113
PMUBAM	39,692	336,453	333,810	1	333,811	-	333,811	333,811	-	333,811
PMVAAA	7,584	78,915	65,373	-	65,373	1	65,372	65,372	-	65,372
PMVEBA	58,307	563,649	585,985	-	585,985	-	585,985	585,985	-	585,985
PMVFBA	12,682	98,999	92,705	-	92,705	-	92,705	92,705	-	92,705
PMVFHA	40,231	406,273	382,597	-	382,597	1	382,596	382,596	-	382,596
PMVGBA	44,434	493,069	419,897	-	419,897	-	419,897	419,897	-	419,897
PMVHYA	68,028	466,637	460,553	-	460,553	-	460,553	460,553	-	460,553
PMVID	519,812	5,495,337	5,036,982	-	5,036,982	1	5,036,981	5,036,981	-	5,036,981
PMVLDA	202,312	2,057,710	1,917,920	-	1,917,920	-	1,917,920	1,917,920	-	1,917,920
PMVLGA	80,479	684,792	630,153	1	630,154	-	630,154	630,154	-	630,154
PMVRRA	150,322	2,012,454	1,728,708	1	1,728,709	-	1,728,709	1,728,709	-	1,728,709
PMVRSA	9,714	80,399	66,933	-	66,933	-	66,933	66,933	-	66,933
PMVTRA	370,252	4,061,357	3,324,865	2	3,324,867	-	3,324,867	3,324,867	-	3,324,867
PVGCBA	117	982	977	-	977	-	977	977	-	977
PVGMAA	14,321	172,173	121,295	-	121,295	-	121,295	121,295	-	121,295
PVSTA	120,689	1,223,283	1,218,956	2	1,218,958	-	1,218,958	1,218,958	-	1,218,958
PROAHY	9,134	217,514	215,479	-	215,479	-	215,479	215,479	-	215,479

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF ASSETS, LIABILTIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2022

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
PROBIO	732	60,050	51,773	-	51,773	-	51,773	51,773	-	51,773
PROBNK	1,127	30,179	28,297	-	28,297	-	28,297	28,297	-	28,297
PROCG	3,519	210,291	176,737	-	176,737	-	176,737	176,737	-	176,737
PROEM	423	14,928	10,576	-	10,576	-	10,576	10,576	-	10,576
PROFIN	1,838	79,817	77,600	-	77,600	-	77,600	77,600	-	77,600
PROHC	2,237	167,875	166,535	1	166,536	-	166,536	166,536	-	166,536
PROIND	1,086	90,611	90,200	1	90,201	-	90,201	90,201	-	90,201
PROJP	760	44,355	36,844	-	36,844	-	36,844	36,844	-	36,844
PROLCG	119	5,974	5,690	-	5,690	-	5,690	5,690	-	5,690
PROMC	5,280	90,347	77,517	-	77,517	-	77,517	77,517	-	77,517
PROMCG	1,722	71,070	54,683	-	54,683	-	54,683	54,683	-	54,683
PROMCV	162	7,226	6,400	-	6,400	-	6,400	6,400	-	6,400
PRON	4,022	153,179	153,692	-	153,692	-	153,692	153,692	-	153,692
PRONET	3,430	87,137	56,259	1	56,260	-	56,260	56,260	-	56,260
PROOG	1,425	62,579	63,096	-	63,096	-	63,096	63,096	-	63,096
PROPM	529	16,263	13,244	-	13,244	-	13,244	13,244	-	13,244
PRORRO	1,309	60,090	57,576	-	57,576	-	57,576	57,576	-	57,576
PROSC	2,738	98,656	81,727	-	81,727	1	81,726	81,726	-	81,726
PROSCG	228	5,856	6,102	-	6,102	-	6,102	6,102	-	6,102
PROSCN	1,280	114,233	84,259	1	84,260	-	84,260	84,260	-	84,260
PROSCV	90	4,815	3,585	-	3,585	-	3,585	3,585	-	3,585
PROSN	330	5,998	6,005	-	6,005	-	6,005	6,005	-	6,005
PROTEC	528	36,730	25,647	-	25,647	-	25,647	25,647	-	25,647
PROUB	5,118	150,150	105,792	-	105,792	-	105,792	105,792	-	105,792
PROUN	20,426	292,192	293,323	-	293,323	-	293,323	293,323	-	293,323
PROUTL	886	33,804	36,782	-	36,782	-	36,782	36,782	-	36,782
PVDIB	4,242	24,226	20,020	-	20,020	-	20,020	20,020	-	20,020
PVEIB	35,254	949,405	954,318	-	954,318	-	954,318	954,318	-	954,318
PVHYB	1,450	7,496	7,583	-	7,583	-	7,583	7,583	-	7,583
PVIB	779	7,618	6,539	-	6,539	-	6,539	6,539	-	6,539
PVNOB	3,554	120,690	116,060	-	116,060	-	116,060	116,060	-	116,060
RWMVI	11,625	109,691	105,792	-	105,792	-	105,792	105,792	-	105,792
RWMVN	935	9,548	8,487	-	8,487	1	8,486	8,486	-	8,486
ROCMC	19,196	170,140	148,197	1	148,198	-	148,198	148,198	-	148,198
ROCSC	25,229	225,009	210,913	-	210,913	1	210,912	210,912	-	210,912
TRBCG2	75,076	3,216,277	2,194,466	-	2,194,466	-	2,194,466	2,194,466	-	2,194,466
TREI2	20,386	601,713	547,377	-	547,377	1	547,376	547,376	-	547,376

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF ASSETS, LIABILTIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2022

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
TRHS2	25,227	1,403,715	1,324,913	-	1,324,913	-	1,324,913	1,324,913	-	1,324,913
TRLT2	76,181	373,072	348,147	1	348,148	-	348,148	348,148	-	348,148
TAVV	8,246	170,551	174,476	1	174,477	-	174,477	174,477	-	174,477
TPVSGP	1,729	18,994	17,188	-	17,188	-	17,188	17,188	-	17,188
VVGGS	4,940	45,719	37,497	-	37,497	-	37,497	37,497	-	37,497
VWBF	6,549	49,523	46,761	-	46,761	-	46,761	46,761	-	46,761
VWEM	48,896	623,134	425,398	-	425,398	-	425,398	425,398	-	425,398
VWHA	14,141	413,870	401,472	1	401,473	-	401,473	401,473	-	401,473
VVB	290,621	6,828,841	6,312,293	-	6,312,293	-	6,312,293	6,312,293	-	6,312,293
VVCA	23,482	659,254	534,213	-	534,213	2	534,211	534,211	-	534,211
VVCG	50,572	2,180,898	1,962,714	-	1,962,714	1	1,962,713	1,962,713	-	1,962,713
VVDV	99,767	1,358,394	1,397,730	-	1,397,730	-	1,397,730	1,397,730	-	1,397,730
VVEI	209,665	4,926,160	5,055,014	2	5,055,016	-	5,055,016	5,055,016	-	5,055,016
VVEIX	163,003	8,306,880	8,270,787	1	8,270,788	-	8,270,788	8,270,788	-	8,270,788
VVG	235,604	6,813,145	4,271,495	-	4,271,495	1	4,271,494	4,271,494	-	4,271,494
VVGBI	83,017	1,738,657	1,480,201	-	1,480,201	-	1,480,201	1,480,201	-	1,480,201
VVHGB	1,442,055	17,351,630	14,882,009	-	14,882,009	-	14,882,009	14,882,009	-	14,882,009
VVHYB	429,617	3,268,659	2,985,839	-	2,985,839	1	2,985,838	2,985,838	-	2,985,838
VVI	296,805	8,983,373	6,684,051	1	6,684,052	-	6,684,052	6,684,052	-	6,684,052
VVMA	31,661	867,853	843,752	-	843,752	1	843,751	843,751	-	843,751
VVMCI	259,503	6,344,680	5,548,174	1	5,548,175	-	5,548,175	5,548,175	-	5,548,175
VVREI	167,545	2,248,918	1,931,796	1	1,931,797	-	1,931,797	1,931,797	-	1,931,797
VVSCG	35,701	736,825	527,655	-	527,655	-	527,655	527,655	-	527,655
VVSTC	1,092,219	11,610,260	10,834,816	-	10,834,816	-	10,834,816	10,834,816	-	10,834,816
VVTISI	263,336	5,910,043	5,016,547	-	5,016,547	1	5,016,546	5,016,546	-	5,016,546
VVTSM	311,748	14,266,130	13,186,946	1	13,186,947	-	13,186,947	13,186,947	-	13,186,947
VRVDRA	20,529	462,234	371,160	-	371,160	-	371,160	371,160	-	371,160
VRVNMA	68,865	607,117	565,385	-	565,385	-	565,385	565,385	-	565,385
MGRFV	49,069	595,461	573,617	-	573,617	-	573,617	573,617	-	573,617

*	Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).
**

For all subaccounts not included herein but listed as an investment option in note 1(b), Total Assets and Contract Owners’ Equity at the end of the period are $0. See note 1(b) for all investments available for which no contract owners were invested at December 31, 2022, if applicable.

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2022

Investment Activity*:	APTGBS	ALCAI2	ALMGI2	ABTGB	ALVGIA	ALVIVB	ALVSVB	SVDF
Reinvested dividends	$-	-	-	-	4,242	1,811	1,419	-
Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	-	-	-	-	4,242	1,811	1,419	-

Realized gain (loss) on investments	(93,876)	(38,453)	(192,527)	(37,664)	(1,674)	(133)	30,751	(75,873)
Change in unrealized gain (loss) on investments	66,296	(165,237)	53,922	2,228	(64,456)	(8,650)	(90,353)	(116,217)

Net gain (loss) on investments	(27,580)	(203,690)	(138,605)	(35,436)	(66,130)	(8,783)	(59,602)	(192,090)

Reinvested capital gains	-	18,905	9,915	13,237	48,276	-	25,556	79,679

Net increase (decrease) in contract owners’ equity resulting from operations	$(27,580)	(184,785)	(128,690)	(22,199)	(13,612)	(6,972)	(32,627)	(112,411)

Investment Activity*:	AAEIP3	AAGEA2	ABEAA2	ACEAA2	AGEAA2	AUGEA2	ACVB	ACVI
Reinvested dividends	$12,301	215	11,376	952	5,050	2,783	11,881	6,949
Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	12,301	215	11,376	952	5,050	2,783	11,881	6,949

Realized gain (loss) on investments	25,606	553	(2,148)	(1,600)	26	(67)	23	2,735
Change in unrealized gain (loss) on investments	(23,413)	(3,939)	(135,208)	(4,294)	(64,335)	(31,846)	(340,767)	(235,240)

Net gain (loss) on investments	2,193	(3,386)	(137,356)	(5,894)	(64,309)	(31,913)	(340,744)	(232,505)

Reinvested capital gains	-	507	30,977	2,206	12,684	6,982	142,964	73,142

Net increase (decrease) in contract owners’ equity resulting from operations	$14,494	(2,664)	(95,003)	(2,736)	(46,575)	(22,148)	(185,899)	(152,414)

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2022

Investment Activity*:	ACVIG	ACVIP2	ACVLVI	ACVU1	ACVV	AMVAA4	AMVBC4	AMVBD4
Reinvested dividends	$9,585	31,516	741	-	939	23,556	7,928	17,997
Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	9,585	31,516	741	-	939	23,556	7,928	17,997

Realized gain (loss) on investments	(64,746)	(12,513)	(114)	(64,935)	(17,680)	6,350	(102,198)	(36,184)
Change in unrealized gain (loss) on investments	(186,819)	(107,924)	2,332	(63,798)	(830)	(377,578)	(29,249)	(90,081)

Net gain (loss) on investments	(251,565)	(120,437)	2,218	(128,733)	(18,510)	(371,228)	(131,447)	(126,265)

Reinvested capital gains	158,656	3,247	383	9,987	12,195	143,977	89,600	7,884

Net increase (decrease) in contract owners’ equity resulting from operations	$(83,324)	(85,674)	3,342	(118,746)	(5,376)	(203,695)	(33,919)	(100,384)

Investment Activity*:	AMVCB4	AMVGB4	AMVGG4	AMVGI4	AMVGR4	AMVGS4	AMVGW4	AMVHI4
Reinvested dividends	$8,618	574	1,102	17,191	1,462	-	1,756	14,643
Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	8,618	574	1,102	17,191	1,462	-	1,756	14,643

Realized gain (loss) on investments	434	(4,594)	(42,572)	19,515	11,017	(403)	(8,219)	47,755
Change in unrealized gain (loss) on investments	(28,500)	(56,265)	(50,707)	(410,508)	(719,665)	(99,295)	(2,227)	(7,494)

Net gain (loss) on investments	(28,066)	(60,859)	(93,279)	(390,993)	(708,648)	(99,698)	(10,446)	40,261

Reinvested capital gains	-	4,512	28,265	139,914	201,001	53,210	7,540	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(19,448)	(55,773)	(63,912)	(233,888)	(506,185)	(46,488)	(1,150)	54,904

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2022

Investment Activity*:	AMVI4	AMVIG4	AMVM4	AMVNW4	AMVUA4	AVPAP2	AVRBP2	PIHYB2
Reinvested dividends	$11,874	15,640	1,191	24,513	8,926	6,967	4,857	17,109
Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	11,874	15,640	1,191	24,513	8,926	6,967	4,857	17,109

Realized gain (loss) on investments	(49,434)	(71,700)	(7,074)	(1,150)	(36,980)	(46)	(1,247)	(2,042)
Change in unrealized gain (loss) on investments	(288,076)	(265,895)	(4,257)	(751,448)	(7,786)	(68,375)	(12,783)	13,063

Net gain (loss) on investments	(337,510)	(337,595)	(11,331)	(752,598)	(44,766)	(68,421)	(14,030)	11,021

Reinvested capital gains	118,652	252,813	-	190,305	-	11,545	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(206,984)	(69,142)	(10,140)	(537,780)	(35,840)	(49,909)	(9,173)	28,130

Investment Activity*:	PIVB2	PIVEI2	PIVF2	PIVMV2	PIVSI2	BRVED3	BRVHY3	BRVTR3
Reinvested dividends	$7,758	1,239	647	254	15,752	1,592	43,633	5,908
Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	7,758	1,239	647	254	15,752	1,592	43,633	5,908

Realized gain (loss) on investments	(1,049)	(808)	(11,208)	(6,844)	(325)	18,291	(124,350)	(70,479)
Change in unrealized gain (loss) on investments	(71,575)	(4,075)	(21,926)	(1,991)	(112,714)	(40,321)	(29,453)	(8,602)

Net gain (loss) on investments	(72,624)	(4,883)	(33,134)	(8,835)	(113,039)	(22,030)	(153,803)	(79,081)

Reinvested capital gains	7,499	6,446	15,170	7,508	20,396	14,541	-	39

Net increase (decrease) in contract owners’ equity resulting from operations	$(57,367)	2,802	(17,317)	(1,073)	(76,891)	(5,897)	(110,170)	(73,134)

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2022

Investment Activity*:	BRVUG3	BVLCC3	BVLFG3	MLVGA3	DSIF	DSRG	DVSCS	CVSBF
Reinvested dividends	$1,858	252	-	-	6,928	754	10,833	7,017
Mortality and expense risk charges (note 2)	-	-	-	-	(1,251)	-	-	-

Net investment income (loss)	1,858	252	-	-	5,677	754	10,833	7,017

Realized gain (loss) on investments	(2,513)	(37,312)	(72,523)	(5,143)	17,071	9,434	25,812	277
Change in unrealized gain (loss) on investments	(23,728)	16,295	8,634	(164,036)	(155,241)	(44,361)	(405,009)	(161,159)

Net gain (loss) on investments	(26,241)	(21,017)	(63,889)	(169,179)	(138,170)	(34,927)	(379,197)	(160,882)

Reinvested capital gains	-	515	6,218	13,397	36,790	10,332	145,061	55,647

Net increase (decrease) in contract owners’ equity resulting from operations	$(24,383)	(20,250)	(57,671)	(155,782)	(95,703)	(23,841)	(223,303)	(98,218)

Investment Activity*:	CLVGT2	CLVLV1	CLVSI2	CLVSV1	CSCRS	DWVSVS	DFVEA	DFVGB
Reinvested dividends	$-	-	10,688	-	25,217	1,729	83,394	35,174
Mortality and expense risk charges (note 2)	-	-	-	-	-	-	(10,499)	(5,368)

Net investment income (loss)	-	-	10,688	-	25,217	1,729	72,895	29,806

Realized gain (loss) on investments	7,163	193	(7,193)	694	(14,149)	45,366	15,240	(24,805)
Change in unrealized gain (loss) on investments	(1,218,094)	6,345	(85,381)	(51,642)	(10,536)	(110,257)	(842,257)	(156,108)

Net gain (loss) on investments	(1,210,931)	6,538	(92,574)	(50,948)	(24,685)	(64,891)	(827,017)	(180,913)

Reinvested capital gains	471,474	-	16,423	-	-	23,045	122,342	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(739,457)	6,538	(65,463)	(50,948)	532	(40,117)	(631,780)	(151,107)

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2022

Investment Activity*:	DFVGMI	DFVIS	DFVIV	DFVSTF	DFVULV	DFVUTV	ETVFR	FHIB
Reinvested dividends	$65,302	54,824	141,253	49,656	85,209	52,880	112,801	20,486
Mortality and expense risk charges (note 2)	(8,990)	(5,048)	(10,018)	(7,860)	(9,856)	(9,265)	-	-

Net investment income (loss)	56,312	49,776	131,235	41,796	75,353	43,615	112,801	20,486

Realized gain (loss) on investments	105,019	(36,639)	108,641	(34,979)	222,408	153,838	(116,050)	(55,315)
Change in unrealized gain (loss) on investments	(574,421)	(444,084)	(495,606)	(43,037)	(591,296)	(690,310)	(85,292)	(15,362)

Net gain (loss) on investments	(469,402)	(480,723)	(386,965)	(78,016)	(368,888)	(536,472)	(201,342)	(70,677)

Reinvested capital gains	63,731	37,324	39,254	-	46,056	313,224	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(349,359)	(393,623)	(216,476)	(36,220)	(247,479)	(179,633)	(88,541)	(50,191)

Investment Activity*:	FVK2S	FVU2	FB2	FC2	FDSCS2	FEI2	FG2	FGI2
Reinvested dividends	$-	8,221	13,367	6,416	1,051	18,206	1,308	1,757
Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	-	8,221	13,367	6,416	1,051	18,206	1,308	1,757

Realized gain (loss) on investments	(43,886)	(1,250)	(291,006)	(22,746)	(1,367)	(7,034)	(294,261)	(10,268)
Change in unrealized gain (loss) on investments	(308,067)	(178,629)	(125,946)	(864,599)	(70,339)	(73,994)	(21,910)	(10,468)

Net gain (loss) on investments	(351,953)	(179,879)	(416,952)	(887,345)	(71,706)	(81,028)	(316,171)	(20,736)

Reinvested capital gains	90,983	103,069	108,415	117,338	31,785	35,847	31,690	2,397

Net increase (decrease) in contract owners’ equity resulting from operations	$(260,970)	(68,589)	(295,170)	(763,591)	(38,870)	(26,975)	(283,173)	(16,582)

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2022

Investment Activity*:	FGO2	FHI2	FIGBP2	FMC2	FNRS2	FO2	FRESS2	FV2
Reinvested dividends	$-	3,218	77,324	526	7,571	1,142	3,577	7,502
Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	-	3,218	77,324	526	7,571	1,142	3,577	7,502

Realized gain (loss) on investments	(426,915)	(8,553)	(43,222)	(92)	92,808	(2,150)	156	33,895
Change in unrealized gain (loss) on investments	(340,309)	(1,244)	(432,792)	(45,392)	(14,566)	(61,467)	(97,590)	(95,854)

Net gain (loss) on investments	(767,224)	(9,797)	(476,014)	(45,484)	78,242	(63,617)	(97,434)	(61,959)

Reinvested capital gains	189,249	-	96,415	13,021	-	1,762	6,706	21,178

Net increase (decrease) in contract owners’ equity resulting from operations	$(577,975)	(6,579)	(302,275)	(31,937)	85,813	(60,713)	(87,151)	(33,279)

Investment Activity*:	FVFI2	FVICA2	FVSIS2	FVSS2	FEOVF	FTVGI2	FTVGR2	FTVIS2
Reinvested dividends	$4,182	664	31,062	721	8,859	-	5,127	13,646
Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	4,182	664	31,062	721	8,859	-	5,127	13,646

Realized gain (loss) on investments	(1,800)	(39,902)	(12,359)	(899)	(22,322)	(97,698)	(8,681)	(27,223)
Change in unrealized gain (loss) on investments	(36,014)	(213,959)	(143,364)	(8,562)	(18,222)	74,213	(76,520)	(31,388)

Net gain (loss) on investments	(37,814)	(253,861)	(155,723)	(9,461)	(40,544)	(23,485)	(85,201)	(58,611)

Reinvested capital gains	6,362	43,579	1,010	3,063	25,680	-	15,327	5,539

Net increase (decrease) in contract owners’ equity resulting from operations	$(27,270)	(209,618)	(123,651)	(5,677)	(6,005)	(23,485)	(64,747)	(39,426)

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2022

Investment Activity*:	FTVMS2	FTVRD2	FTVSI2	FTVUG2	GVMSA	GVFRB	GVR2XS	GVTRBE
Reinvested dividends	$238	4,376	19,291	960	4,113	12,360	-	59,492
Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	238	4,376	19,291	960	4,113	12,360	-	59,492

Realized gain (loss) on investments	(230)	9,299	(24,409)	(6,828)	(263)	(42,519)	(2,875)	(18,821)
Change in unrealized gain (loss) on investments	(2,477)	(157,021)	(51,157)	2,321	(6,278)	(46)	-	(417,892)

Net gain (loss) on investments	(2,707)	(147,722)	(75,566)	(4,507)	(6,541)	(42,565)	(2,875)	(436,713)

Reinvested capital gains	1,440	69,822	-	-	-	-	-	4,696

Net increase (decrease) in contract owners’ equity resulting from operations	$(1,029)	(73,524)	(56,275)	(3,547)	(2,428)	(30,205)	(2,875)	(372,525)

Investment Activity*:	RAF	RBF	RBMF	RELF	RENF	RESF	RFSF	RHCF
Reinvested dividends	$-	-	-	-	-	-	335	-
Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	-	-	-	-	-	-	335	-

Realized gain (loss) on investments	15,112	(19,439)	(3,405)	12,831	28,010	1,853	(97,944)	(7,318)
Change in unrealized gain (loss) on investments	1,148	2,861	(415)	(146,050)	583	-	-	232

Net gain (loss) on investments	16,260	(16,578)	(3,820)	(133,219)	28,593	1,853	(97,944)	(7,086)

Reinvested capital gains	-	1,718	-	8,794	-	-	4,552	1,659

Net increase (decrease) in contract owners’ equity resulting from operations	$16,260	(14,860)	(3,820)	(124,425)	28,593	1,853	(93,057)	(5,427)

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2022

Investment Activity*:	RHYS	RJNF	RLF	RMED	RNF	ROF	RPMF	RREF
Reinvested dividends	$-	-	-	-	-	-	1,308	477
Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	-	-	-	-	-	-	1,308	477

Realized gain (loss) on investments	161	68,205	(21,944)	(6,738)	31,150	(830,884)	(23,163)	(36,303)
Change in unrealized gain (loss) on investments	-	298	2,392	(34,278)	(70,828)	(193,936)	(3,880)	(29,381)

Net gain (loss) on investments	161	68,503	(19,552)	(41,016)	(39,678)	(1,024,820)	(27,043)	(65,684)

Reinvested capital gains	-	-	-	7,694	-	1,506	-	2,596

Net increase (decrease) in contract owners’ equity resulting from operations	$161	68,503	(19,552)	(33,322)	(39,678)	(1,023,314)	(25,735)	(62,611)

Investment Activity*:	RRF	RTEC	RTF	RTRF	RUF	RUGB	RUTL	RVARS
Reinvested dividends	$-	-	-	-	-	188	91	888
Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	-	-	-	-	-	188	91	888

Realized gain (loss) on investments	(367)	(42,533)	1,376	262	-	(1,833)	(14,125)	478
Change in unrealized gain (loss) on investments	(27,411)	(7,413)	(1,590)	(498)	511	-	(741)	(4,645)

Net gain (loss) on investments	(27,778)	(49,946)	(214)	(236)	511	(1,833)	(14,866)	(4,167)

Reinvested capital gains	1,840	1,904	142	-	-	-	73	771

Net increase (decrease) in contract owners’ equity resulting from operations	$(25,938)	(48,042)	(72)	(236)	511	(1,645)	(14,702)	(2,508)

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2022

Investment Activity*:	RVCMD	RVF	RVISC	RVLCG	RVLCV	RVLDD	RVMCG	RVMCV
Reinvested dividends	$9,915	-	-	-	825	-	-	100
Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	9,915	-	-	-	825	-	-	100

Realized gain (loss) on investments	64,643	(248,463)	(1,533)	(27,800)	(103,976)	1,792	(10,892)	(14,871)
Change in unrealized gain (loss) on investments	(12,263)	(60,342)	-	(1,851)	(18,659)	-	(1,857)	(7,226)

Net gain (loss) on investments	52,380	(308,805)	(1,533)	(29,651)	(122,635)	1,792	(12,749)	(22,097)

Reinvested capital gains	-	58,609	-	-	8,805	42	3,618	1,978

Net increase (decrease) in contract owners’ equity resulting from operations	$62,295	(250,196)	(1,533)	(29,651)	(113,005)	1,834	(9,131)	(20,019)

Investment Activity*:	RVMFU	RVSCG	RVSCV	RVSDL	SBLP	SBLQ	SBLY	ACC1
Reinvested dividends	$3,669	-	-	-	-	168	261	16,949
Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	3,669	-	-	-	-	168	261	16,949

Realized gain (loss) on investments	6,531	(21,735)	358	124	2,052	55	(1)	(32,484)
Change in unrealized gain (loss) on investments	(11,512)	-	(152)	56	-	(2,456)	(39,423)	(20,520)

Net gain (loss) on investments	(4,981)	(21,735)	206	180	2,052	(2,401)	(39,424)	(53,004)

Reinvested capital gains	726	-	-	-	-	1,211	14,766	32,305

Net increase (decrease) in contract owners’ equity resulting from operations	$(586)	(21,735)	206	180	2,052	(1,022)	(24,397)	(3,750)

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2022

Investment Activity*:	ACGI	AVHY1	AVIE	IVBRA2	IVCPB2	IVCPBI	IVDDI	IVGMMI
Reinvested dividends	$530	586	2,135	43,399	445	11,041	9,029	133,946
Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	530	586	2,135	43,399	445	11,041	9,029	133,946

Realized gain (loss) on investments	(48)	16,801	(2,150)	(45,464)	(13,722)	(11,433)	564	-
Change in unrealized gain (loss) on investments	(5,539)	(558)	(39,208)	(82,252)	(4,630)	(269,593)	(73,351)	-

Net gain (loss) on investments	(5,587)	16,243	(41,358)	(127,716)	(18,352)	(281,026)	(72,787)	-

Reinvested capital gains	3,014	-	13,616	20,997	49	1,197	59,236	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(2,043)	16,829	(25,607)	(63,320)	(17,858)	(268,788)	(4,522)	133,946

Investment Activity*:	IVGS1	IVHS	IVKEI1	IVMCC2	IVRE	IVT	OVGIS	OVGSS
Reinvested dividends	$170	-	15,686	33	5,140	-	-	-
Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	170	-	15,686	33	5,140	-	-	-

Realized gain (loss) on investments	(1,071)	(21,678)	62	(41)	(8,278)	(253,280)	(6,523)	(64,165)
Change in unrealized gain (loss) on investments	(1,105)	(9,763)	(209,981)	(16,761)	(56,745)	(133,150)	(4,355)	(37,017)

Net gain (loss) on investments	(2,176)	(31,441)	(209,919)	(16,802)	(65,023)	(386,430)	(10,878)	(101,182)

Reinvested capital gains	-	11,650	119,791	9,956	-	186,275	-	29,327

Net increase (decrease) in contract owners’ equity resulting from operations	$(2,006)	(19,791)	(74,442)	(6,813)	(59,883)	(200,155)	(10,878)	(71,855)

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2022

Investment Activity*:	OVIGS	WRASP	WRBDP	WRBP	WRENG	WRGNR	WRHIP	WRLTBP
Reinvested dividends	$-	267	34,427	784	297	3,993	2,353	2,878
Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	-	267	34,427	784	297	3,993	2,353	2,878

Realized gain (loss) on investments	(588)	(1,605)	(6,748)	(30,442)	2,403	1,208	(5,711)	(736)
Change in unrealized gain (loss) on investments	(50,231)	(1,477)	(318,546)	(10,768)	(613)	1,797	520	(12,933)

Net gain (loss) on investments	(50,819)	(3,082)	(325,294)	(41,210)	1,790	3,005	(5,191)	(13,669)

Reinvested capital gains	19,074	1,332	39,264	26,413	-	-	-	1,619

Net increase (decrease) in contract owners’ equity resulting from operations	$(31,745)	(1,483)	(251,603)	(14,013)	2,087	6,998	(2,838)	(9,172)

Investment Activity*:	WRMCG	WRSTP	WRVP	JABIN	JAEI	JAFBS	JAFRIN	JAGRIN
Reinvested dividends	$-	-	392	40,662	1,491	2,369	3,183	749
Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	-	-	392	40,662	1,491	2,369	3,183	749

Realized gain (loss) on investments	(27,580)	(10,721)	288	79,163	(70,911)	(528)	145,746	1,188
Change in unrealized gain (loss) on investments	(227,040)	(18,115)	(10,557)	(784,779)	(198,370)	(21,674)	(1,161,293)	(28,203)

Net gain (loss) on investments	(254,620)	(28,836)	(10,269)	(705,616)	(269,281)	(22,202)	(1,015,547)	(27,015)

Reinvested capital gains	92,765	7,191	8,148	97,208	120,585	2,004	251,337	7,872

Net increase (decrease) in contract owners’ equity resulting from operations	$(161,855)	(21,645)	(1,729)	(567,746)	(147,205)	(17,829)	(761,027)	(18,394)

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2022

Investment Activity*:	JAIG	JARIN	JIULVV	JMCVIN	JHEVTN	JPIGA2	JPIIB2	LZREMS
Reinvested dividends	$2,931	256	7,750	8,726	28,397	9,029	4,736	4,595
Mortality and expense risk charges (note 2)	-	-	-	-	(756)	-	-	-

Net investment income (loss)	2,931	256	7,750	8,726	27,641	9,029	4,736	4,595

Realized gain (loss) on investments	(3,598)	1,586	(2,418)	22,140	11,148	(324)	168	(6,343)
Change in unrealized gain (loss) on investments	(16,015)	(92,789)	(30,133)	(89,338)	(139,767)	(180,209)	(20,898)	(26,294)

Net gain (loss) on investments	(19,613)	(91,203)	(32,551)	(67,198)	(128,619)	(180,533)	(20,730)	(32,637)

Reinvested capital gains	-	28,299	19,009	42,356	-	39,779	3,844	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(16,682)	(62,648)	(5,792)	(16,116)	(100,978)	(131,725)	(12,150)	(28,042)

Investment Activity*:	LZRIES	LZRUSM	LPVCAI	LPVCII	LVCLGI	SBVSG2	SBVHY	LOVBD
Reinvested dividends	$8,456	-	225	6,455	-	-	4,206	50,447
Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	8,456	-	225	6,455	-	-	4,206	50,447

Realized gain (loss) on investments	(13,924)	477	(808)	54,545	6,028	16,046	(14,919)	(214,811)
Change in unrealized gain (loss) on investments	(58,303)	(75,848)	(21,309)	(130,754)	(304,307)	(509,104)	(680)	(7,299)

Net gain (loss) on investments	(72,227)	(75,371)	(22,117)	(76,209)	(298,279)	(493,058)	(15,599)	(222,110)

Reinvested capital gains	25,992	45,846	6,440	37,629	41,473	26,973	-	2,276

Net increase (decrease) in contract owners’ equity resulting from operations	$(37,779)	(29,525)	(15,452)	(32,125)	(256,806)	(466,085)	(11,393)	(169,387)

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2022

Investment Activity*:	LOVCDG	MNCPS	MEGSS	MNDSC	MVFSC	MVIGSC	DTRTFY	GEM2
Reinvested dividends	$3,525	16,440	-	-	2,444	-	33,868	504
Mortality and expense risk charges (note 2)	-	-	-	-	-	-	(2,987)	-

Net investment income (loss)	3,525	16,440	-	-	2,444	-	30,881	504

Realized gain (loss) on investments	15,954	(129,108)	(111,723)	(28,160)	(1,617)	(6)	(45,952)	(6)
Change in unrealized gain (loss) on investments	(131,436)	(93,432)	(61,287)	(209,500)	(25,256)	2,990	(166,026)	(3,610)

Net gain (loss) on investments	(115,482)	(222,540)	(173,010)	(237,660)	(26,873)	2,984	(211,978)	(3,616)

Reinvested capital gains	57,803	98,562	39,621	124,236	12,863	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(54,154)	(107,538)	(133,389)	(113,424)	(11,566)	2,984	(181,097)	(3,112)

Investment Activity*:	GVEXD	GVIXY	MCIFD	NJMMAY	NVBXD	NVGEY	NVMIVX	NVMMV1
Reinvested dividends	$91,789	76,405	14,979	-	11,148	1,748	3,753	2,262
Mortality and expense risk charges (note 2)	(16,891)	(4,002)	(2,963)	(5)	(1,012)	(188)	-	-

Net investment income (loss)	74,898	72,403	12,016	(5)	10,136	1,560	3,753	2,262

Realized gain (loss) on investments	(980,610)	9,438	(13,966)	(1)	(1,145)	(392)	(66)	(162)
Change in unrealized gain (loss) on investments	(5,187,936)	(268,449)	(491,345)	(347)	(68,558)	(15,666)	2,343	(17,549)

Net gain (loss) on investments	(6,168,546)	(259,011)	(505,311)	(348)	(69,703)	(16,058)	2,277	(17,711)

Reinvested capital gains	4,502,249	-	290,804	38	3,439	-	-	11,332

Net increase (decrease) in contract owners’ equity resulting from operations	$(1,591,399)	(186,608)	(202,491)	(315)	(56,128)	(14,498)	6,030	(4,117)

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2022

Investment Activity*:	NVNSR1	NVSIXD	SAMY	TRF	AMCG	AMRI	AMTB	NBARMS
Reinvested dividends	$108	30,848	142,556	324	-	23	9,338	-
Mortality and expense risk charges (note 2)	-	(6,377)	-	-	-	-	-	-

Net investment income (loss)	108	24,471	142,556	324	-	23	9,338	-

Realized gain (loss) on investments	(10)	29,150	(1)	115	15,870	6,649	(23,927)	-
Change in unrealized gain (loss) on investments	(3,682)	(967,574)	-	(1,423)	(216,785)	(15,905)	(12,031)	(7,907)

Net gain (loss) on investments	(3,692)	(938,424)	(1)	(1,308)	(200,915)	(9,256)	(35,958)	(7,907)

Reinvested capital gains	1,417	347,379	178	918	57,491	573	-	4,615

Net increase (decrease) in contract owners’ equity resulting from operations	$(2,167)	(566,574)	142,733	(66)	(143,424)	(8,660)	(26,620)	(3,292)

Investment Activity*:	NOTB2	NOTBBA	NOTC2	NOVPDI	NOVPM	PMUBAM	PMVAAA	PMVEBA
Reinvested dividends	$22,963	130	2,583	319	-	540	5,160	19,317
Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	22,963	130	2,583	319	-	540	5,160	19,317

Realized gain (loss) on investments	605	-	(3)	(2,767)	-	(169)	(1,675)	(60,913)
Change in unrealized gain (loss) on investments	(91,495)	(1,159)	(6,673)	(541)	(3,047)	(2,783)	(19,335)	17,159

Net gain (loss) on investments	(90,890)	(1,159)	(6,676)	(3,308)	(3,047)	(2,952)	(21,010)	(43,754)

Reinvested capital gains	51,413	-	2,307	-	1,267	1,497	6,723	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(16,514)	(1,029)	(1,786)	(2,989)	(1,780)	(915)	(9,127)	(24,437)

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2022

Investment Activity*:	PMVFBA	PMVFHA	PMVGBA	PMVHYA	PMVID	PMVLDA	PMVLGA	PMVRRA
Reinvested dividends	$1,036	8,514	6,314	27,741	173,174	31,987	9,827	127,104
Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	1,036	8,514	6,314	27,741	173,174	31,987	9,827	127,104

Realized gain (loss) on investments	(2,941)	(64,066)	(5,558)	(77,841)	(35,108)	(2,723)	(311,262)	(41,834)
Change in unrealized gain (loss) on investments	(4,559)	(4,977)	(58,218)	(3,704)	(508,426)	(138,982)	96,892	(317,658)

Net gain (loss) on investments	(7,500)	(69,043)	(63,776)	(81,545)	(543,534)	(141,705)	(214,370)	(359,492)

Reinvested capital gains	-	214	6,342	-	374	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(6,464)	(60,315)	(51,120)	(53,804)	(369,986)	(109,718)	(204,543)	(232,388)

Investment Activity*:	PMVRSA	PMVTRA	PVGCBA	PVGMAA	PVSTA	PROA30	PROAHY	PROBIO
Reinvested dividends	$24,936	89,057	35	2,648	22,666	-	7,142	-
Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	24,936	89,057	35	2,648	22,666	-	7,142	-

Realized gain (loss) on investments	1,893	(117,247)	(658)	(340)	(26,775)	(8,046)	(20,099)	(493)
Change in unrealized gain (loss) on investments	(11,204)	(528,431)	(6)	(52,732)	6,389	3,942	(2,034)	(20,120)

Net gain (loss) on investments	(9,311)	(645,678)	(664)	(53,072)	(20,386)	(4,104)	(22,133)	(20,613)

Reinvested capital gains	-	-	-	22,961	1,632	-	-	9,533

Net increase (decrease) in contract owners’ equity resulting from operations	$15,625	(556,621)	(629)	(27,463)	3,912	(4,104)	(14,991)	(11,080)

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2022

Investment Activity*:	PROBL	PROBM	PROBNK	PROBR	PROCG	PROCS	PROE30	PROEM
Reinvested dividends	$-	6	268	-	61	-	141	74
Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	-	6	268	-	61	-	141	74

Realized gain (loss) on investments	(51,058)	(418)	(7,006)	(14,872)	(364)	(38,973)	(1,524)	(13,360)
Change in unrealized gain (loss) on investments	-	(127)	(1,882)	-	(40,531)	980	(276)	12,151

Net gain (loss) on investments	(51,058)	(545)	(8,888)	(14,872)	(40,895)	(37,993)	(1,800)	(1,209)

Reinvested capital gains	1,890	28	-	-	4,839	899	414	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(49,168)	(511)	(8,620)	(14,872)	(35,995)	(37,094)	(1,245)	(1,135)

Investment Activity*:	PROFIN	PROHC	PROIND	PROJP	PROLCG	PROLCV	PROMC	PROMCG
Reinvested dividends	$76	-	-	-	-	-	-	-
Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	76	-	-	-	-	-	-	-

Realized gain (loss) on investments	(11,896)	437	(16,353)	(4,075)	(179,638)	(57,212)	(360)	(74)
Change in unrealized gain (loss) on investments	(3,262)	(3,471)	(673)	(3,543)	12,959	-	(24,996)	(16,387)

Net gain (loss) on investments	(15,158)	(3,034)	(17,026)	(7,618)	(166,679)	(57,212)	(25,356)	(16,461)

Reinvested capital gains	989	3,566	2,239	2,401	29,305	-	13,425	12,048

Net increase (decrease) in contract owners’ equity resulting from operations	$(14,093)	532	(14,787)	(5,217)	(137,374)	(57,212)	(11,931)	(4,413)

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2022

Investment Activity*:	PROMCV	PRON	PRONET	PROOG	PROPHR	PROPM	PRORE	PRORRO
Reinvested dividends	$6	-	-	134	-	-	76	-
Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	6	-	-	134	-	-	76	-

Realized gain (loss) on investments	(13)	(7,339)	(147,707)	(1,877)	(3,020)	(7,364)	(3,113)	49,677
Change in unrealized gain (loss) on investments	(966)	(2,857)	(20,315)	517	-	(5,061)	-	(2,515)

Net gain (loss) on investments	(979)	(10,196)	(168,022)	(1,360)	(3,020)	(12,425)	(3,113)	47,162

Reinvested capital gains	604	3,694	49,066	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(369)	(6,502)	(118,956)	(1,226)	(3,020)	(12,425)	(3,037)	47,162

Investment Activity*:	PROSC	PROSCG	PROSCN	PROSCV	PROSIN	PROSN	PROTEC	PROTEL
Reinvested dividends	$-	-	-	-	-	-	-	-
Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	-	-	-	-	-	-	-	-

Realized gain (loss) on investments	(109)	(1,736)	3,462	(88)	(6,696)	8,996	(983)	(67)
Change in unrealized gain (loss) on investments	(31,596)	176	(66,645)	(1,230)	-	7	(12,891)	-

Net gain (loss) on investments	(31,705)	(1,560)	(63,183)	(1,318)	(6,696)	9,003	(13,874)	(67)

Reinvested capital gains	9,667	763	5,503	663	-	-	4,323	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(22,038)	(797)	(57,680)	(655)	(6,696)	9,003	(9,551)	(67)

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2022

Investment Activity*:	PROUB	PROUMC	PROUN	PROUSC	PROUSN	PROUTL	PVDIB	PVEIB
Reinvested dividends	$-	-	-	-	-	-	2,262	9,121
Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	-	-	-	-	-	-	2,262	9,121

Realized gain (loss) on investments	(5,765)	(15)	(269,963)	(86)	(67,887)	3	(3,944)	60,864
Change in unrealized gain (loss) on investments	(78,302)	(46)	(29,778)	3	-	2,978	213	(136,055)

Net gain (loss) on investments	(84,067)	(61)	(299,741)	(83)	(67,887)	2,981	(3,731)	(75,191)

Reinvested capital gains	27,434	-	81,794	-	-	-	714	52,840

Net increase (decrease) in contract owners’ equity resulting from operations	$(56,633)	(61)	(217,947)	(83)	(67,887)	2,981	(755)	(13,230)

Investment Activity*:	PVHYB	PVIB	PVNOB	RWMVI	RWMVN	ROCMC	ROCSC	TRBCG2
Reinvested dividends	$13,525	4,358	115	4,812	355	-	837	-
Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	13,525	4,358	115	4,812	355	-	837	-

Realized gain (loss) on investments	(18,399)	(14,209)	(284)	16	-	(68,304)	(1,928)	157,682
Change in unrealized gain (loss) on investments	(4,419)	770	(7,289)	(3,900)	(1,052)	(64,006)	(58,232)	(1,802,195)

Net gain (loss) on investments	(22,818)	(13,439)	(7,573)	(3,884)	(1,052)	(132,310)	(60,160)	(1,644,513)

Reinvested capital gains	513	-	3,212	-	-	95,327	3,767	122,711

Net increase (decrease) in contract owners’ equity resulting from operations	$(8,780)	(9,081)	(4,246)	928	(697)	(36,983)	(55,556)	(1,521,802)

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2022

Investment Activity*:	TREI2	TRHS2	TRLT2	TAVV	TPVSGP	VVGGS	VWBF	VWEM
Reinvested dividends	$8,608	-	6,327	5,494	188	-	2,068	1,348
Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	8,608	-	6,327	5,494	188	-	2,068	1,348

Realized gain (loss) on investments	(1,163)	52,576	(1,886)	(271,425)	-	(118)	(38)	(48,769)
Change in unrealized gain (loss) on investments	(61,726)	(216,156)	(25,742)	3,925	(4,858)	(5,323)	(2,524)	(186,960)

Net gain (loss) on investments	(62,889)	(163,580)	(27,628)	(267,500)	(4,858)	(5,441)	(2,562)	(235,729)

Reinvested capital gains	28,465	24,892	554	-	2,090	-	-	93,529

Net increase (decrease) in contract owners’ equity resulting from operations	$(25,816)	(138,688)	(20,747)	(262,006)	(2,580)	(5,441)	(494)	(140,852)

Investment Activity*:	VWHA	VVB	VVCA	VVCG	VVDV	VVEI	VVEIX	VVG
Reinvested dividends	$7,647	111,708	25,650	16,324	16,506	101,405	106,345	-
Mortality and expense risk charges (note 2)	-	(14,907)	(1,771)	(5,106)	(3,463)	(10,558)	(20,501)	(11,955)

Net investment income (loss)	7,647	96,801	23,879	11,218	13,043	90,847	85,844	(11,955)

Realized gain (loss) on investments	19,245	(43,688)	(25,701)	50,780	131,347	21,863	226,534	(163,414)
Change in unrealized gain (loss) on investments	(36,415)	(1,543,244)	(179,129)	(597,963)	(460,019)	(567,101)	(2,367,648)	(3,608,643)

Net gain (loss) on investments	(17,170)	(1,586,932)	(204,830)	(547,183)	(328,672)	(545,238)	(2,141,114)	(3,772,057)

Reinvested capital gains	-	559,562	45,050	176,385	130,588	431,115	355,593	1,691,885

Net increase (decrease) in contract owners’ equity resulting from operations	$(9,523)	(930,569)	(135,901)	(359,580)	(185,041)	(23,276)	(1,699,677)	(2,092,127)

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2022

Investment Activity*:	VVGBI	VVHGB	VVHYB	VVI	VVMA	VVMCI	VVREI	VVSCG
Reinvested dividends	$39,136	316,382	129,420	83,437	3,329	58,141	39,720	1,636
Mortality and expense risk charges (note 2)	(3,769)	(37,812)	(6,377)	(15,945)	(1,105)	(13,533)	(5,113)	(1,484)

Net investment income (loss)	35,367	278,570	123,043	67,492	2,224	44,608	34,607	152

Realized gain (loss) on investments	(9,072)	(140,646)	(38,287)	(4,712)	(18,923)	183	19,012	(27,068)
Change in unrealized gain (loss) on investments	(255,685)	(2,508,199)	(357,118)	(3,783,564)	(28,245)	(1,685,748)	(784,247)	(341,966)

Net gain (loss) on investments	(264,757)	(2,648,845)	(395,405)	(3,788,276)	(47,168)	(1,685,565)	(765,235)	(369,034)

Reinvested capital gains	14,454	112,264	-	1,236,914	6,203	551,556	89,714	175,406

Net increase (decrease) in contract owners’ equity resulting from operations	$(214,936)	(2,258,011)	(272,362)	(2,483,870)	(38,741)	(1,089,401)	(640,914)	(193,476)

Investment Activity*:	VVSTC	VVTISI	VVTSM	VRVDRA	VRVNMA	MGRFV	NO7TB3	LPVQD2
Reinvested dividends	$164,518	153,770	194,104	4,126	19,495	8,864	14,929	-
Mortality and expense risk charges (note 2)	(26,217)	(11,731)	(35,708)	-	-	-	-	-

Net investment income (loss)	138,301	142,039	158,396	4,126	19,495	8,864	14,929	-

Realized gain (loss) on investments	(87,650)	1,440	232,098	(720)	(25,732)	3,477	(163,278)	(1,924)
Change in unrealized gain (loss) on investments	(754,562)	(1,155,917)	(4,759,798)	(126,030)	(35,887)	(8,129)	(46,668)	(606)

Net gain (loss) on investments	(842,212)	(1,154,477)	(4,527,700)	(126,750)	(61,619)	(4,652)	(209,946)	(2,530)

Reinvested capital gains	78,525	160,969	1,039,738	9,801	-	-	148,094	338

Net increase (decrease) in contract owners’ equity resulting from operations	$(625,386)	(851,469)	(3,329,566)	(112,823)	(42,124)	4,212	(46,923)	(2,192)

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2022

Investment Activity*:	OVTRBS	WRGBP
Reinvested dividends	$21,656	2,210
Mortality and expense risk charges (note 2)	-	-

Net investment income (loss)	21,656	2,210

Realized gain (loss) on investments	(116,016)	(4,757)
Change in unrealized gain (loss) on investments	9,841	58

Net gain (loss) on investments	(106,175)	(4,699)

Reinvested capital gains	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(84,519)	(2,489)

*

For all subaccounts not included herein but listed as an investment option in note 1(b), there was no activity during the period. See note 1(b) for all investments available for which no contract owners were invested at December 31, 2022, if applicable.

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	APTGBS		ALCAI2		ALCGI2		ALMGI2
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$-	52,317	-	-	-	-	-	-
Realized gain (loss) on investments	(93,876)	(5,042)	(38,453)	14,119	-	(318,937)	(192,527)	55,360
Change in unrealized gain (loss) on investments	66,296	(79,113)	(165,237)	(35,910)	-	46,270	53,922	(182,926)
Reinvested capital gains	-	-	18,905	115,802	-	214,484	9,915	135,276

Net increase (decrease) in contract owners’ equity resulting from operations	(27,580)	(31,838)	(184,785)	94,011	-	(58,183)	(128,690)	7,710

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	1	-	-	69,283	135,262	23,278
Transfers between funds	68,599	(74,495)	(154,232)	(56,534)	-	(897,148)	(76,488)	(132,725)
Redemptions (notes 2, 3, and 4)	(204,044)	(46,491)	(9,985)	(12,053)	-	(10,155)	(36,809)	(5,171)
Adjustments to maintain reserves	-	(5)	(1)	(13)	-	(9)	-	9

Net equity transactions	(135,445)	(120,991)	(164,217)	(68,600)	-	(838,029)	21,965	(114,609)

Net change in contract owners’ equity	(163,025)	(152,829)	(349,002)	25,411	-	(896,212)	(106,725)	(106,899)
Contract owners’ equity at beginning of period	400,849	553,678	558,904	533,493	-	896,212	383,102	490,001

Contract owners’ equity at end of period	$237,824	400,849	209,902	558,904	-	-	276,377	383,102

CHANGE IN UNITS:
Beginning units	33,669	43,774	5,386	6,124	-	14,430	7,065	9,416
Units purchased	38,574	3,088	-	5	-	18,815	5,981	2,831
Units redeemed	(51,203)	(13,193)	(2,200)	(743)	-	(33,245)	(5,073)	(5,182)

Ending units	21,040	33,669	3,186	5,386	-	-	7,973	7,065

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	ABTGB		ALVGIA		ALVIVB		ALVSVB
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$-	-	4,242	1,913	1,811	851	1,419	1,994
Realized gain (loss) on investments	(37,664)	-	(1,674)	936	(133)	(51)	30,751	29,514
Change in unrealized gain (loss) on investments	2,228	-	(64,456)	52,462	(8,650)	4,381	(90,353)	53,306
Reinvested capital gains	13,237	-	48,276	-	-	-	25,556	-

Net increase (decrease) in contract owners’ equity resulting from operations	(22,199)	-	(13,612)	55,311	(6,972)	5,181	(32,627)	84,814

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	-	-	-	-	4,104	40,000
Transfers between funds	53,198	-	67	83,097	-	-	(74,519)	3,780
Redemptions (notes 2, 3, and 4)	(1,993)	-	(6,830)	(6,367)	(529)	(2,778)	(43,051)	(113,081)
Adjustments to maintain reserves	-	-	-	4	-	(3)	(1)	(10)

Net equity transactions	51,205	-	(6,763)	76,734	(529)	(2,781)	(113,467)	(69,311)

Net change in contract owners’ equity	29,006	-	(20,375)	132,045	(7,501)	2,400	(146,094)	15,503
Contract owners’ equity at beginning of period	-	-	321,553	189,508	50,364	47,964	240,092	224,589

Contract owners’ equity at end of period	$29,006	-	301,178	321,553	42,863	50,364	93,998	240,092

CHANGE IN UNITS:
Beginning units	-	-	8,824	6,665	5,423	5,725	6,334	8,034
Units purchased	19,182	-	2,784	2,353	-	-	922	2,142
Units redeemed	(17,947)	-	(2,981)	(194)	(69)	(302)	(4,310)	(3,842)

Ending units	1,235	-	8,627	8,824	5,354	5,423	2,946	6,334

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	SVDF		AAEIP3		AAGEA2		ABEAA2
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$-	-	12,301	2,589	215	225	11,376	6,110
Realized gain (loss) on investments	(75,873)	10,428	25,606	29,074	553	927	(2,148)	564
Change in unrealized gain (loss) on investments	(116,217)	(52,709)	(23,413)	11,928	(3,939)	2,206	(135,208)	26,884
Reinvested capital gains	79,679	24,644	-	-	507	445	30,977	17,683

Net increase (decrease) in contract owners’ equity resulting from operations	(112,411)	(17,637)	14,494	43,591	(2,664)	3,803	(95,003)	51,241

Equity transactions:
Purchase payments received from contract owners (note 4)	-	40,000	2,540	3,551	-	-	-	282,698
Transfers between funds	(51,647)	(6,317)	159,359	35,730	-	-	7,330	(3,352)
Redemptions (notes 2, 3, and 4)	(24,202)	(14,684)	(2,393)	(128,379)	(4,823)	(4,862)	(13,534)	(7,105)
Adjustments to maintain reserves	2	36	-	(2)	1	(5)	1	(9)

Net equity transactions	(75,847)	19,035	159,506	(89,100)	(4,822)	(4,867)	(6,203)	272,232

Net change in contract owners’ equity	(188,258)	1,398	174,000	(45,509)	(7,486)	(1,064)	(101,206)	323,473
Contract owners’ equity at beginning of period	313,121	311,723	107,618	153,127	21,217	22,281	738,268	414,795

Contract owners’ equity at end of period	$124,863	313,121	281,618	107,618	13,731	21,217	637,062	738,268

CHANGE IN UNITS:
Beginning units	3,660	3,460	10,282	20,156	876	1,088	35,288	21,966
Units purchased	847	669	30,625	8,000	-	-	413	13,844
Units redeemed	(2,159)	(469)	(17,973)	(17,874)	(223)	(212)	(747)	(522)

Ending units	2,348	3,660	22,934	10,282	653	876	34,954	35,288

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	ACEAA2		AGEAA2		AUGEA2		ACVB
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$952	431	5,050	4,201	2,783	2,484	11,881	7,149
Realized gain (loss) on investments	(1,600)	(1)	26	123	(67)	157	23	2,324
Change in unrealized gain (loss) on investments	(4,294)	(565)	(64,335)	29,227	(31,846)	2,817	(340,767)	89,367
Reinvested capital gains	2,206	818	12,684	12,091	6,982	5,375	142,964	44,008

Net increase (decrease) in contract owners’ equity resulting from operations	(2,736)	683	(46,575)	45,642	(22,148)	10,833	(185,899)	142,848

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	-	-	-	-	58,256	15,000
Transfers between funds	35,536	-	-	-	-	-	9,237	69,567
Redemptions (notes 2, 3, and 4)	(1,257)	(130)	(985)	(1,009)	(1,840)	(1,978)	(4,003)	(10,551)
Adjustments to maintain reserves	(1)	5	(1)	2	1	(2)	1	7

Net equity transactions	34,278	(125)	(986)	(1,007)	(1,839)	(1,980)	63,491	74,023

Net change in contract owners’ equity	31,542	558	(47,561)	44,635	(23,987)	8,853	(122,408)	216,871
Contract owners’ equity at beginning of period	30,634	30,076	351,672	307,037	177,141	168,288	1,064,139	847,268

Contract owners’ equity at end of period	$62,176	30,634	304,111	351,672	153,154	177,141	941,731	1,064,139

CHANGE IN UNITS:
Beginning units	1,949	1,957	15,237	15,283	9,700	9,811	31,216	28,774
Units purchased	3,267	-	-	-	-	-	2,310	2,813
Units redeemed	(730)	(8)	(48)	(46)	(111)	(111)	(135)	(371)

Ending units	4,486	1,949	15,189	15,237	9,589	9,700	33,391	31,216

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	ACVI		ACVIG		ACVIP2		ACVLVI
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$6,949	966	9,585	9,591	31,516	14,029	741	28
Realized gain (loss) on investments	2,735	8,548	(64,746)	13,129	(12,513)	2,916	(114)	-
Change in unrealized gain (loss) on investments	(235,240)	23,439	(186,819)	(9,333)	(107,924)	9,818	2,332	133
Reinvested capital gains	73,142	17,111	158,656	169,366	3,247	-	383	-

Net increase (decrease) in contract owners’ equity resulting from operations	(152,414)	50,064	(83,324)	182,753	(85,674)	26,763	3,342	161

Equity transactions:
Purchase payments received from contract owners (note 4)	-	8,064	1,770	118,087	152,902	86,409	-	-
Transfers between funds	(18,842)	15,820	(111,000)	(415,717)	(109,162)	323,932	68,235	7,324
Redemptions (notes 2, 3, and 4)	(535)	(829)	(3,207)	(6,816)	(26,360)	(4,770)	(294)	(28)
Adjustments to maintain reserves	-	(9)	-	14	-	5	(1)	1

Net equity transactions	(19,377)	23,046	(112,437)	(304,432)	17,380	405,576	67,940	7,297

Net change in contract owners’ equity	(171,791)	73,110	(195,761)	(121,679)	(68,294)	432,339	71,282	7,458
Contract owners’ equity at beginning of period	631,856	558,746	657,229	778,908	626,814	194,475	7,458	-

Contract owners’ equity at end of period	$460,065	631,856	461,468	657,229	558,520	626,814	78,740	7,458

CHANGE IN UNITS:
Beginning units	19,133	18,400	15,878	23,268	33,251	10,963	300	-
Units purchased	-	2,272	1,880	9,670	28,798	24,910	2,935	301
Units redeemed	(619)	(1,539)	(4,982)	(17,060)	(27,964)	(2,622)	(56)	(1)

Ending units	18,514	19,133	12,776	15,878	34,085	33,251	3,179	300

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	ACVU1		ACVV		AMVAA4		AMVBC4
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$-	-	939	143	23,556	18,906	7,928	2,614
Realized gain (loss) on investments	(64,935)	2,812	(17,680)	(2)	6,350	16,115	(102,198)	187
Change in unrealized gain (loss) on investments	(63,798)	26,664	(830)	117	(377,578)	95,823	(29,249)	34,843
Reinvested capital gains	9,987	15,552	12,195	-	143,977	41,361	89,600	-

Net increase (decrease) in contract owners’ equity resulting from operations	(118,746)	45,028	(5,376)	258	(203,695)	172,205	(33,919)	37,644

Equity transactions:
Purchase payments received from contract owners (note 4)	9,760	-	-	7,609	96,483	257,495	45,771	-
Transfers between funds	79,507	(28,674)	5,608	3,641	(25,653)	30,572	204,544	113,447
Redemptions (notes 2, 3, and 4)	(2,110)	(2,143)	(312)	(85)	(15,754)	(75,811)	(2,962)	(1,128)
Adjustments to maintain reserves	-	22	-	(1)	-	(8)	(3)	(2)

Net equity transactions	87,157	(30,795)	5,296	11,164	55,076	212,248	247,350	112,317

Net change in contract owners’ equity	(31,589)	14,233	(80)	11,422	(148,619)	384,453	213,431	149,961
Contract owners’ equity at beginning of period	231,486	217,253	11,422	-	1,501,271	1,116,818	252,869	102,908

Contract owners’ equity at end of period	$199,897	231,486	11,342	11,422	1,352,652	1,501,271	466,300	252,869

CHANGE IN UNITS:
Beginning units	3,415	3,947	300	-	73,513	62,804	10,360	5,376
Units purchased	11,897	-	3,811	302	5,808	15,213	28,520	5,035
Units redeemed	(10,952)	(532)	(3,815)	(2)	(2,604)	(4,504)	(17,959)	(51)

Ending units	4,360	3,415	296	300	76,717	73,513	20,921	10,360

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	AMVBD4		AMVCB4		AMVGB4		AMVGG4
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$17,997	8,846	8,618	7,408	574	3,976	1,102	185
Realized gain (loss) on investments	(36,184)	841	434	554	(4,594)	205	(42,572)	673
Change in unrealized gain (loss) on investments	(90,081)	(37,092)	(28,500)	31,641	(56,265)	(20,439)	(50,707)	6,575
Reinvested capital gains	7,884	29,226	-	-	4,512	5,437	28,265	4,241

Net increase (decrease) in contract owners’ equity resulting from operations	(100,384)	1,821	(19,448)	39,603	(55,773)	(10,821)	(63,912)	11,674

Equity transactions:
Purchase payments received from contract owners (note 4)	63,244	280,424	82,271	14,744	6,056	46,159	(155)	63,519
Transfers between funds	603,749	69,901	-	2,962	12,782	76,109	26,786	89,916
Redemptions (notes 2, 3, and 4)	(12,914)	(10,434)	(4,040)	(3,692)	(5,446)	(6,502)	(10,388)	(2,692)
Adjustments to maintain reserves	1	(1)	-	1	(2)	(4)	(2)	(2)

Net equity transactions	654,080	339,890	78,231	14,015	13,390	115,762	16,241	150,741

Net change in contract owners’ equity	553,696	341,711	58,783	53,618	(42,383)	104,941	(47,671)	162,415
Contract owners’ equity at beginning of period	743,256	401,545	317,595	263,977	293,078	188,137	188,609	26,194

Contract owners’ equity at end of period	$1,296,952	743,256	376,378	317,595	250,695	293,078	140,938	188,609

CHANGE IN UNITS:
Beginning units	57,105	30,670	23,646	22,539	25,219	15,351	10,459	1,687
Units purchased	86,472	27,476	6,929	1,396	3,325	10,422	8,201	8,927
Units redeemed	(29,371)	(1,041)	(322)	(289)	(2,287)	(554)	(8,250)	(155)

Ending units	114,206	57,105	30,253	23,646	26,257	25,219	10,410	10,459

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	AMVGI4		AMVGR4		AMVGS4		AMVGW4
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$17,191	9,910	1,462	772	-	-	1,756	563
Realized gain (loss) on investments	19,515	21,627	11,017	27,917	(403)	1,621	(8,219)	6,082
Change in unrealized gain (loss) on investments	(410,508)	141,328	(719,665)	58,021	(99,295)	(1,466)	(2,227)	(2,883)
Reinvested capital gains	139,914	9,140	201,001	168,290	53,210	1,266	7,540	2,887

Net increase (decrease) in contract owners’ equity resulting from operations	(233,888)	182,005	(506,185)	255,000	(46,488)	1,421	(1,150)	6,649

Equity transactions:
Purchase payments received from contract owners (note 4)	203,248	426,087	58,587	128,058	-	20,000	76,136	84,544
Transfers between funds	194,217	71,204	70,069	181,542	110,872	50,391	(10,741)	(75,912)
Redemptions (notes 2, 3, and 4)	(18,403)	(16,316)	(41,366)	(18,689)	(994)	(716)	(463)	(257)
Adjustments to maintain reserves	-	(4)	2	(16)	(1)	5	-	(2)

Net equity transactions	379,062	480,971	87,292	290,895	109,877	69,680	64,932	8,373

Net change in contract owners’ equity	145,174	662,976	(418,893)	545,895	63,389	71,101	63,782	15,022
Contract owners’ equity at beginning of period	1,202,912	539,936	1,555,505	1,009,610	108,340	37,239	28,544	13,522

Contract owners’ equity at end of period	$1,348,086	1,202,912	1,136,612	1,555,505	171,729	108,340	92,326	28,544

CHANGE IN UNITS:
Beginning units	43,986	24,442	38,692	30,559	6,845	2,504	1,975	1,071
Units purchased	27,936	23,264	13,697	10,286	8,671	4,706	7,281	8,394
Units redeemed	(12,741)	(3,720)	(11,934)	(2,153)	(85)	(365)	(1,505)	(7,490)

Ending units	59,181	43,986	40,455	38,692	15,431	6,845	7,751	1,975

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	AMVHI4		AMVI4		AMVIG4		AMVM4
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$14,643	8,571	11,874	22,608	15,640	6,285	1,191	86
Realized gain (loss) on investments	47,755	37,751	(49,434)	4,360	(71,700)	58	(7,074)	189
Change in unrealized gain (loss) on investments	(7,494)	(2,181)	(288,076)	(49,135)	(265,895)	(4,329)	(4,257)	(1,675)
Reinvested capital gains	-	-	118,652	-	252,813	-	-	1,130

Net increase (decrease) in contract owners’ equity resulting from operations	54,904	44,141	(206,984)	(22,167)	(69,142)	2,014	(10,140)	(270)

Equity transactions:
Purchase payments received from contract owners (note 4)	76,192	11,413	19,362	391,766	161,236	42,060	2,551	-
Transfers between funds	(50,103)	(130,118)	(8,852)	25,606	225,684	189,104	330,864	1,166
Redemptions (notes 2, 3, and 4)	(9,884)	(18,493)	(53,231)	(25,177)	(2,567)	(798)	(1,413)	(2,966)
Adjustments to maintain reserves	-	8	-	1	-	(6)	2	(3)

Net equity transactions	16,205	(137,190)	(42,721)	392,196	384,353	230,360	332,004	(1,803)

Net change in contract owners’ equity	71,109	(93,049)	(249,705)	370,029	315,211	232,374	321,864	(2,073)
Contract owners’ equity at beginning of period	88,413	181,462	957,679	587,650	243,898	11,524	34,025	36,098

Contract owners’ equity at end of period	$159,522	88,413	707,974	957,679	559,109	243,898	355,889	34,025

CHANGE IN UNITS:
Beginning units	5,908	13,118	60,848	36,698	20,462	1,016	2,826	2,975
Units purchased	376,781	165,531	11,043	27,277	40,808	19,514	47,346	96
Units redeemed	(370,906)	(172,741)	(14,936)	(3,127)	(5,745)	(68)	(17,267)	(245)

Ending units	11,783	5,908	56,955	60,848	55,525	20,462	32,905	2,826

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	AMVNW4		AMVUA4		AVPAP2		AVRBP2
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$24,513	12,946	8,926	3,927	6,967	4,709	4,857	1,005
Realized gain (loss) on investments	(1,150)	101,162	(36,980)	(7,140)	(46)	1,087	(1,247)	136
Change in unrealized gain (loss) on investments	(751,448)	(117,972)	(7,786)	(36,309)	(68,375)	34,654	(12,783)	9,167
Reinvested capital gains	190,305	56,701	-	34,978	11,545	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(537,780)	52,837	(35,840)	(4,544)	(49,909)	40,450	(9,173)	10,308

Equity transactions:
Purchase payments received from contract owners (note 4)	306,112	297,816	(1,127)	-	-	-	68,244	-
Transfers between funds	280,428	614,152	(60,179)	(5,992)	-	-	(20,000)	(10,000)
Redemptions (notes 2, 3, and 4)	(40,459)	(182,393)	(75,373)	(57,642)	(7,318)	(7,374)	(17)	(14)
Adjustments to maintain reserves	1	(3)	-	3	1	3	(1)	3

Net equity transactions	546,082	729,572	(136,679)	(63,631)	(7,317)	(7,371)	48,226	(10,011)

Net change in contract owners’ equity	8,302	782,409	(172,519)	(68,175)	(57,226)	33,079	39,053	297
Contract owners’ equity at beginning of period	2,189,296	1,406,887	391,959	460,134	358,002	324,923	64,763	64,466

Contract owners’ equity at end of period	$2,197,598	2,189,296	219,440	391,959	300,776	358,002	103,816	64,763

CHANGE IN UNITS:
Beginning units	119,126	80,097	33,408	38,876	20,892	21,333	3,924	4,574
Units purchased	63,951	58,515	2,963	4,506	-	-	4,342	-
Units redeemed	(29,275)	(19,486)	(15,309)	(9,974)	(489)	(441)	(1,342)	(650)

Ending units	153,802	119,126	21,062	33,408	20,403	20,892	6,924	3,924

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	PIHYB2		PIVB2		PIVEI2		PIVF2
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$17,109	1,591	7,758	12,795	1,239	624	647	-
Realized gain (loss) on investments	(2,042)	(97)	(1,049)	10,045	(808)	(7,065)	(11,208)	-
Change in unrealized gain (loss) on investments	13,063	240	(71,575)	(39,358)	(4,075)	17,352	(21,926)	-
Reinvested capital gains	-	-	7,499	18,359	6,446	-	15,170	-

Net increase (decrease) in contract owners’ equity resulting from operations	28,130	1,734	(57,367)	1,841	2,802	10,911	(17,317)	-

Equity transactions:
Purchase payments received from contract owners (note 4)	(53)	-	3,091	540	1,840	-	-	-
Transfers between funds	1,452,672	108,739	(4,613)	29,825	77,003	17,323	195,009	-
Redemptions (notes 2, 3, and 4)	(12,444)	(53)	(297)	(326,890)	(2,464)	(1,745)	(1,827)	-
Adjustments to maintain reserves	2	32	-	(32)	(1)	-	(1)	-

Net equity transactions	1,440,177	108,718	(1,819)	(296,557)	76,378	15,578	193,181	-

Net change in contract owners’ equity	1,468,307	110,452	(59,186)	(294,716)	79,180	26,489	175,864	-
Contract owners’ equity at beginning of period	110,452	-	395,993	690,709	60,069	33,580	-	-

Contract owners’ equity at end of period	$1,578,759	110,452	336,807	395,993	139,249	60,069	175,864	-

CHANGE IN UNITS:
Beginning units	4,348	-	20,012	34,981	1,470	1,030	-	-
Units purchased	77,697	7,666	178	1,571	2,299	831	4,664	-
Units redeemed	(11,868)	(3,318)	(292)	(16,540)	(67)	(391)	(522)	-

Ending units	70,177	4,348	19,898	20,012	3,702	1,470	4,142	-

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	PIVMV2		PIVSI2		BRVED3		BRVHY3
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$254	54	15,752	11,672	1,592	2,790	43,633	48,930
Realized gain (loss) on investments	(6,844)	-	(325)	1,646	18,291	3,312	(124,350)	30,435
Change in unrealized gain (loss) on investments	(1,991)	1,761	(112,714)	(8,390)	(40,321)	7,127	(29,453)	(24,176)
Reinvested capital gains	7,508	-	20,396	3,587	14,541	26,407	-	5,624

Net increase (decrease) in contract owners’ equity resulting from operations	(1,073)	1,815	(76,891)	8,515	(5,897)	39,636	(110,170)	60,813

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	-	94,137	59,318	-	130,518	50,751
Transfers between funds	1,713	-	(601)	411,007	12,784	(21,382)	(507,059)	248,551
Redemptions (notes 2, 3, and 4)	(1,111)	(2)	(1,663)	(1,676)	(159,291)	(14,463)	(73,253)	(232,620)
Adjustments to maintain reserves	(3)	4	1	71	(1)	9	(1,588)	633

Net equity transactions	599	2	(2,263)	503,539	(87,190)	(35,836)	(451,382)	67,315

Net change in contract owners’ equity	(474)	1,817	(79,154)	512,054	(93,087)	3,800	(561,552)	128,128
Contract owners’ equity at beginning of period	7,996	6,179	599,633	87,579	218,205	214,405	1,215,005	1,086,877

Contract owners’ equity at end of period	$7,522	7,996	520,479	599,633	125,118	218,205	653,453	1,215,005

CHANGE IN UNITS:
Beginning units	237	237	28,611	4,251	6,988	8,260	67,028	63,085
Units purchased	7,376	-	135	26,158	11,977	75	148,048	252,992
Units redeemed	(7,376)	-	(253)	(1,798)	(14,787)	(1,347)	(174,773)	(249,049)

Ending units	237	237	28,493	28,611	4,178	6,988	40,303	67,028

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	BRVTR3		BRVUG3		BVLCC3		BVLFG3
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$5,908	11,966	1,858	3,283	252	43	-	-
Realized gain (loss) on investments	(70,479)	(7,973)	(2,513)	10,314	(37,312)	6	(72,523)	34,720
Change in unrealized gain (loss) on investments	(8,602)	(26,208)	(23,728)	(24,142)	16,295	(20,764)	8,634	(18,940)
Reinvested capital gains	39	2,363	-	-	515	37,595	6,218	30,700

Net increase (decrease) in contract owners’ equity resulting from operations	(73,134)	(19,852)	(24,383)	(10,545)	(20,250)	16,880	(57,671)	46,480

Equity transactions:
Purchase payments received from contract owners (note 4)	3	-	11,796	-	-	28,398	-	-
Transfers between funds	(105,910)	(195,631)	(6,286)	(389,514)	(13,830)	-	(8,994)	(17,156)
Redemptions (notes 2, 3, and 4)	(373,729)	(42,333)	(4,522)	(8,972)	(28,317)	(41)	(2,601)	(8,145)
Adjustments to maintain reserves	(209)	(723)	152	(454)	2	1	-	(22)

Net equity transactions	(479,845)	(238,687)	1,140	(398,940)	(42,145)	28,358	(11,595)	(25,323)

Net change in contract owners’ equity	(552,979)	(258,539)	(23,243)	(409,485)	(62,395)	45,238	(69,266)	21,157
Contract owners’ equity at beginning of period	725,141	983,680	176,723	586,208	95,914	50,676	147,276	126,119

Contract owners’ equity at end of period	$172,162	725,141	153,480	176,723	33,519	95,914	78,010	147,276

CHANGE IN UNITS:
Beginning units	53,853	71,816	15,133	49,286	2,207	1,493	2,502	2,524
Units purchased	30,106	12,218	2,965	5,388	9,054	715	1,958	15,180
Units redeemed	(69,045)	(30,181)	(2,923)	(39,541)	(10,295)	(1)	(2,313)	(15,202)

Ending units	14,914	53,853	15,175	15,133	966	2,207	2,147	2,502

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	MLVGA3		DSIF		DSRG		DVSCS
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$-	6,777	5,677	3,622	754	501	10,833	8,978
Realized gain (loss) on investments	(5,143)	34,640	17,071	8,158	9,434	773	25,812	57,759
Change in unrealized gain (loss) on investments	(164,036)	(151,499)	(155,241)	63,045	(44,361)	12,935	(405,009)	224,671
Reinvested capital gains	13,397	155,497	36,790	15,552	10,332	1,473	145,061	18,385

Net increase (decrease) in contract owners’ equity resulting from operations	(155,782)	45,415	(95,703)	90,377	(23,841)	15,682	(223,303)	309,793

Equity transactions:
Purchase payments received from contract owners (note 4)	9,760	195,421	101,651	71,062	-	-	20,338	90,981
Transfers between funds	26,442	(107,877)	82,130	89,983	58,755	(3,427)	(145,967)	(12,571)
Redemptions (notes 2, 3, and 4)	(10,123)	(20,399)	(47,625)	(4,504)	(925)	(76)	(12,678)	(167,107)
Adjustments to maintain reserves	1	1	(1)	(3)	-	13	(1)	15

Net equity transactions	26,080	67,146	136,155	156,538	57,830	(3,490)	(138,308)	(88,682)

Net change in contract owners’ equity	(129,702)	112,561	40,452	246,915	33,989	12,192	(361,611)	221,111
Contract owners’ equity at beginning of period	958,315	845,754	453,505	206,590	72,147	59,955	1,433,331	1,212,220

Contract owners’ equity at end of period	$828,613	958,315	493,957	453,505	106,136	72,147	1,071,720	1,433,331

CHANGE IN UNITS:
Beginning units	45,771	42,986	15,642	9,127	1,295	1,367	27,392	29,223
Units purchased	4,251	11,599	11,091	8,355	1,904	-	984	6,651
Units redeemed	(2,867)	(8,814)	(5,823)	(1,840)	(728)	(72)	(3,803)	(8,482)

Ending units	47,155	45,771	20,910	15,642	2,471	1,295	24,573	27,392

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	CVSBF		CLVGT2		CLVLV1		CLVSI2
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$7,017	2,154	-	1,478	-	-	10,688	26,370
Realized gain (loss) on investments	277	687	7,163	96,966	193	115,540	(7,193)	1,547
Change in unrealized gain (loss) on investments	(161,159)	20,294	(1,218,094)	131,270	6,345	(35,268)	(85,381)	(20,658)
Reinvested capital gains	55,647	5,558	471,474	59,401	-	-	16,423	-

Net increase (decrease) in contract owners’ equity resulting from operations	(98,218)	28,693	(739,457)	289,115	6,538	80,272	(65,463)	7,259

Equity transactions:
Purchase payments received from contract owners (note 4)	-	528,163	17,135	1,682,279	14,992	5,518	-	-
Transfers between funds	30,639	(2,967)	(123,176)	(209,285)	124,722	(223,919)	289,833	195,084
Redemptions (notes 2, 3, and 4)	(9,844)	(1,646)	(7,500)	(8,163)	(1,038)	(1,186)	(206,009)	(3,685)
Adjustments to maintain reserves	-	2	-	7	(2)	-	(1)	2

Net equity transactions	20,795	523,552	(113,541)	1,464,838	138,674	(219,587)	83,823	191,401

Net change in contract owners’ equity	(77,423)	552,245	(852,998)	1,753,953	145,212	(139,315)	18,360	198,660
Contract owners’ equity at beginning of period	627,295	75,050	2,341,295	587,342	141,194	280,509	630,996	432,336

Contract owners’ equity at end of period	$549,872	627,295	1,488,297	2,341,295	286,406	141,194	649,356	630,996

CHANGE IN UNITS:
Beginning units	31,504	4,324	16,134	5,613	4,064	10,196	48,241	33,591
Units purchased	1,739	27,421	202	12,468	4,455	11,198	25,932	15,968
Units redeemed	(575)	(241)	(1,285)	(1,947)	(121)	(17,330)	(18,067)	(1,318)

Ending units	32,668	31,504	15,051	16,134	8,398	4,064	56,106	48,241

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	CLVSV1		CSCRS		DWVSVS		DFVEA
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$-	-	25,217	3,326	1,729	2,264	72,895	60,775
Realized gain (loss) on investments	694	1,566	(14,149)	38	45,366	2,593	15,240	27,049
Change in unrealized gain (loss) on investments	(51,642)	60,527	(10,536)	3,908	(110,257)	87,609	(842,257)	259,672
Reinvested capital gains	-	-	-	-	23,045	-	122,342	157,874

Net increase (decrease) in contract owners’ equity resulting from operations	(50,948)	62,093	532	7,272	(40,117)	92,466	(631,780)	505,370

Equity transactions:
Purchase payments received from contract owners (note 4)	1,000	107,779	4,337	-	79,994	2,969	345,923	1,700,068
Transfers between funds	6,740	-	(13,973)	41,454	(84,108)	(134,017)	375,343	686,342
Redemptions (notes 2, 3, and 4)	(1,213)	(7,433)	(1,219)	(371)	(15,516)	(2,383)	(31,274)	(17,036)
Adjustments to maintain reserves	-	6	1	(3)	1	2	(2)	3

Net equity transactions	6,527	100,352	(10,854)	41,080	(19,629)	(133,429)	689,990	2,369,377

Net change in contract owners’ equity	(44,421)	162,445	(10,322)	48,352	(59,746)	(40,963)	58,210	2,874,747
Contract owners’ equity at beginning of period	340,219	177,774	71,596	23,244	270,675	311,638	4,433,451	1,558,704

Contract owners’ equity at end of period	$295,798	340,219	61,274	71,596	210,929	270,675	4,491,661	4,433,451

CHANGE IN UNITS:
Beginning units	11,385	7,789	10,555	4,383	14,164	21,855	276,735	120,707
Units purchased	411	3,871	21,187	8,291	11,362	2,467	53,186	162,555
Units redeemed	(191)	(275)	(23,956)	(2,119)	(12,932)	(10,158)	(4,304)	(6,527)

Ending units	11,605	11,385	7,786	10,555	12,594	14,164	325,617	276,735

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	DFVGB		DFVGMI		DFVIS		DFVIV
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$29,806	12,287	56,312	34,754	49,776	47,885	131,235	168,620
Realized gain (loss) on investments	(24,805)	(6,775)	105,019	41,829	(36,639)	4,284	108,641	(44,839)
Change in unrealized gain (loss) on investments	(156,108)	(37,278)	(574,421)	170,562	(444,084)	37,304	(495,606)	509,366
Reinvested capital gains	-	237	63,731	93,219	37,324	141,949	39,254	-

Net increase (decrease) in contract owners’ equity resulting from operations	(151,107)	(31,529)	(349,359)	340,364	(393,623)	231,422	(216,476)	633,147

Equity transactions:
Purchase payments received from contract owners (note 4)	123,089	7,112	344,205	338,810	171,509	184,706	214,521	389,514
Transfers between funds	(117,228)	974,368	1,813,856	11,448	330,616	265,499	42,287	492,567
Redemptions (notes 2, 3, and 4)	(45,775)	(20,506)	(296,984)	(111,753)	(103,993)	(89,251)	(978,217)	(421,597)
Adjustments to maintain reserves	2	(2)	(5)	(2)	1	2	-	(6)

Net equity transactions	(39,912)	960,972	1,861,072	238,503	398,133	360,956	(721,409)	460,478

Net change in contract owners’ equity	(191,019)	929,443	1,511,713	578,867	4,510	592,378	(937,885)	1,093,625
Contract owners’ equity at beginning of period	2,352,959	1,423,516	2,937,185	2,358,318	2,123,116	1,530,738	4,585,929	3,492,304

Contract owners’ equity at end of period	$2,161,940	2,352,959	4,448,898	2,937,185	2,127,626	2,123,116	3,648,044	4,585,929

CHANGE IN UNITS:
Beginning units	207,961	124,195	172,997	158,236	125,377	103,303	352,429	316,208
Units purchased	27,757	96,636	162,450	24,111	49,370	39,442	142,726	114,793
Units redeemed	(31,209)	(12,870)	(40,431)	(9,350)	(21,805)	(17,368)	(204,038)	(78,572)

Ending units	204,509	207,961	295,016	172,997	152,942	125,377	291,117	352,429

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	DFVSTF		DFVULV		DFVUTV		ETVFR
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$41,796	(6,096)	75,353	60,994	43,615	40,607	112,801	36,006
Realized gain (loss) on investments	(34,979)	(1,538)	222,408	70,869	153,838	80,380	(116,050)	(1,836)
Change in unrealized gain (loss) on investments	(43,037)	(3,661)	(591,296)	754,274	(690,310)	502,232	(85,292)	6,633
Reinvested capital gains	-	-	46,056	-	313,224	241,279	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(36,220)	(11,295)	(247,479)	886,137	(179,633)	864,498	(88,541)	40,803

Equity transactions:
Purchase payments received from contract owners (note 4)	214,210	80,042	55,139	136,251	349,378	240,949	209,689	51,869
Transfers between funds	754,529	477,643	587,509	472,827	424,526	631,160	1,384,176	1,543,724
Redemptions (notes 2, 3, and 4)	(118,667)	(251,919)	(699,699)	(649,278)	(84,652)	(73,706)	(93,089)	(137,211)
Adjustments to maintain reserves	1	(4)	1	(4)	(3)	6	1	(6)

Net equity transactions	850,073	305,762	(57,050)	(40,204)	689,249	798,409	1,500,777	1,458,376

Net change in contract owners’ equity	813,853	294,467	(304,529)	845,933	509,616	1,662,907	1,412,236	1,499,179
Contract owners’ equity at beginning of period	2,729,001	2,434,534	4,363,854	3,517,921	3,660,641	1,997,734	1,986,670	487,491

Contract owners’ equity at end of period	$3,542,854	2,729,001	4,059,325	4,363,854	4,170,257	3,660,641	3,398,906	1,986,670

CHANGE IN UNITS:
Beginning units	260,749	231,592	215,169	219,805	181,117	137,718	131,675	33,482
Units purchased	216,919	69,361	86,751	58,411	66,495	81,567	228,817	109,310
Units redeemed	(134,341)	(40,204)	(90,976)	(63,047)	(31,666)	(38,168)	(128,875)	(11,117)

Ending units	343,327	260,749	210,944	215,169	215,946	181,117	231,617	131,675

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	FHIB		FVK2S		FVU2		FB2
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$20,486	19,993	-	-	8,221	7,647	13,367	10,308
Realized gain (loss) on investments	(55,315)	6,208	(43,886)	2,404	(1,250)	2,003	(291,006)	90,886
Change in unrealized gain (loss) on investments	(15,362)	(5,054)	(308,067)	(47,061)	(178,629)	65,620	(125,946)	495
Reinvested capital gains	-	-	90,983	64,157	103,069	-	108,415	94,360

Net increase (decrease) in contract owners’ equity resulting from operations	(50,191)	21,147	(260,970)	19,500	(68,589)	75,270	(295,170)	196,049

Equity transactions:
Purchase payments received from contract owners (note 4)	-	14,199	48,186	1,680	-	15,000	174,122	752,857
Transfers between funds	(66,547)	(27,284)	(139,343)	(21,693)	(17,769)	16,461	(426,407)	(4,790)
Redemptions (notes 2, 3, and 4)	(15,319)	(24,954)	(1,415)	(904)	(108)	(6,883)	(509,118)	(55,507)
Adjustments to maintain reserves	-	(4)	(2)	(4)	-	-	1	6

Net equity transactions	(81,866)	(38,043)	(92,574)	(20,921)	(17,877)	24,578	(761,402)	692,566

Net change in contract owners’ equity	(132,057)	(16,896)	(353,544)	(1,421)	(86,466)	99,848	(1,056,572)	888,615
Contract owners’ equity at beginning of period	407,615	424,511	883,970	885,391	497,439	397,591	2,083,756	1,195,141

Contract owners’ equity at end of period	$275,558	407,615	530,426	883,970	410,973	497,439	1,027,184	2,083,756

CHANGE IN UNITS:
Beginning units	13,330	14,556	19,929	20,413	14,417	13,656	64,096	43,376
Units purchased	66,105	4,634	1,366	38	2	1,022	49,504	61,007
Units redeemed	(69,220)	(5,860)	(4,149)	(522)	(609)	(261)	(74,980)	(40,287)

Ending units	10,215	13,330	17,146	19,929	13,810	14,417	38,620	64,096

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	FC2		FDSCS2		FEI2		FG2
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$6,416	884	1,051	242	18,206	7,298	1,308	-
Realized gain (loss) on investments	(22,746)	250,715	(1,367)	6,092	(7,034)	150	(294,261)	223,160
Change in unrealized gain (loss) on investments	(864,599)	128,225	(70,339)	10,061	(73,994)	(28,134)	(21,910)	(291,667)
Reinvested capital gains	117,338	353,796	31,785	3,284	35,847	44,709	31,690	426,531

Net increase (decrease) in contract owners’ equity resulting from operations	(763,591)	733,620	(38,870)	19,679	(26,975)	24,023	(283,173)	358,024

Equity transactions:
Purchase payments received from contract owners (note 4)	188,489	11,583	29,886	8,279	559,789	32,833	17,232	70,846
Transfers between funds	5,716	(998,218)	(3,228)	61,520	49,053	494,562	(2,209,163)	1,261,115
Redemptions (notes 2, 3, and 4)	(9,339)	(23,966)	(6,425)	(2,798)	(90,658)	(1,278)	(2,890)	(34,927)
Adjustments to maintain reserves	-	(1)	(1)	(15)	1	(1)	(1)	(23)

Net equity transactions	184,866	(1,010,602)	20,232	66,986	518,185	526,116	(2,194,822)	1,297,011

Net change in contract owners’ equity	(578,725)	(276,982)	(18,638)	86,665	491,210	550,139	(2,477,995)	1,655,035
Contract owners’ equity at beginning of period	2,767,667	3,044,649	185,127	98,462	550,139	-	2,918,311	1,263,276

Contract owners’ equity at end of period	$2,188,942	2,767,667	166,489	185,127	1,041,349	550,139	440,316	2,918,311

CHANGE IN UNITS:
Beginning units	58,846	82,544	5,191	3,324	16,141	-	46,534	24,757
Units purchased	9,469	2,141	1,500	2,448	21,436	16,303	5,741	58,302
Units redeemed	(5,004)	(25,839)	(966)	(581)	(5,332)	(162)	(42,958)	(36,525)

Ending units	63,311	58,846	5,725	5,191	32,245	16,141	9,317	46,534

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	FGI2		FGO2		FHI2		FIGBP2
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$1,757	1,867	-	-	3,218	2,168	77,324	44,547
Realized gain (loss) on investments	(10,268)	7,895	(426,915)	370,206	(8,553)	8,081	(43,222)	34,131
Change in unrealized gain (loss) on investments	(10,468)	601	(340,309)	(378,036)	(1,244)	(2,990)	(432,792)	(147,296)
Reinvested capital gains	2,397	3,769	189,249	230,058	-	-	96,415	55,849

Net increase (decrease) in contract owners’ equity resulting from operations	(16,582)	14,132	(577,975)	222,228	(6,579)	7,259	(302,275)	(12,769)

Equity transactions:
Purchase payments received from contract owners (note 4)	22,417	-	527,792	212,954	14,640	-	476,734	379,737
Transfers between funds	40,045	8,494	(995,980)	(1,032,255)	10,536	(356,436)	1,476,007	(487,199)
Redemptions (notes 2, 3, and 4)	(18,966)	(1,746)	(54,666)	(48,133)	(247)	(82)	(143,133)	(103,098)
Adjustments to maintain reserves	1	14	(4)	2	-	-	1	(1)

Net equity transactions	43,497	6,762	(522,858)	(867,432)	24,929	(356,518)	1,809,609	(210,561)

Net change in contract owners’ equity	26,915	20,894	(1,100,833)	(645,204)	18,350	(349,259)	1,507,334	(223,330)
Contract owners’ equity at beginning of period	89,873	68,979	2,057,865	2,703,069	41,632	390,891	1,893,748	2,117,078

Contract owners’ equity at end of period	$116,788	89,873	957,032	2,057,865	59,982	41,632	3,401,082	1,893,748

CHANGE IN UNITS:
Beginning units	2,300	2,218	24,514	35,957	2,367	23,173	128,681	142,568
Units purchased	5,974	1,707	14,334	23,233	162,111	133,173	161,706	44,331
Units redeemed	(5,122)	(1,625)	(20,366)	(34,676)	(160,618)	(153,979)	(24,100)	(58,218)

Ending units	3,152	2,300	18,482	24,514	3,860	2,367	266,287	128,681

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	FMC2		FNRS2		FO2		FRESS2
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$526	686	7,571	708	1,142	747	3,577	1,615
Realized gain (loss) on investments	(92)	13,997	92,808	529	(2,150)	19,855	156	1,047
Change in unrealized gain (loss) on investments	(45,392)	1,347	(14,566)	(391)	(61,467)	1,018	(97,590)	28,432
Reinvested capital gains	13,021	30,359	-	-	1,762	18,116	6,706	1,094

Net increase (decrease) in contract owners’ equity resulting from operations	(31,937)	46,389	85,813	846	(60,713)	39,736	(87,151)	32,188

Equity transactions:
Purchase payments received from contract owners (note 4)	29,645	-	120	-	60,000	-	12,100	4,290
Transfers between funds	1,275	(17,689)	159,420	90,509	(108,611)	(35,845)	145,797	155,907
Redemptions (notes 2, 3, and 4)	(3,386)	(4,397)	(7,244)	(151)	(3,557)	(3,239)	(4,678)	(16,857)
Adjustments to maintain reserves	-	(6)	1	-	(1)	7	(1)	5

Net equity transactions	27,534	(22,092)	152,297	90,358	(52,169)	(39,077)	153,218	143,345

Net change in contract owners’ equity	(4,403)	24,297	238,110	91,204	(112,882)	659	66,067	175,533
Contract owners’ equity at beginning of period	191,931	167,634	91,204	-	241,487	240,828	209,940	34,407

Contract owners’ equity at end of period	$187,528	191,931	329,314	91,204	128,605	241,487	276,007	209,940

CHANGE IN UNITS:
Beginning units	6,133	6,712	5,044	-	10,493	12,493	6,980	1,586
Units purchased	1,038	2,171	56,050	10,760	4,008	1,270	5,920	6,058
Units redeemed	(124)	(2,750)	(49,912)	(5,716)	(7,082)	(3,270)	(209)	(664)

Ending units	7,047	6,133	11,182	5,044	7,419	10,493	12,691	6,980

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	FV2		FVFI2		FVICA2		FVSIS2
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$7,502	7,710	4,182	1,595	664	-	31,062	24,444
Realized gain (loss) on investments	33,895	92,644	(1,800)	260	(39,902)	14,866	(12,359)	2,484
Change in unrealized gain (loss) on investments	(95,854)	(67,408)	(36,014)	(395)	(213,959)	15,546	(143,364)	(24,977)
Reinvested capital gains	21,178	63,029	6,362	3,444	43,579	29,178	1,010	15,048

Net increase (decrease) in contract owners’ equity resulting from operations	(33,279)	95,975	(27,270)	4,904	(209,618)	59,590	(123,651)	16,999

Equity transactions:
Purchase payments received from contract owners (note 4)	87,790	2,207	-	-	211,166	44,210	26,851	118,251
Transfers between funds	(61,517)	232,268	62,226	66,657	3,393	141,651	(117,251)	632,470
Redemptions (notes 2, 3, and 4)	(1,722)	(2,022)	(4,838)	(11,317)	(39,769)	(6,710)	(14,839)	(11,867)
Adjustments to maintain reserves	2	(7)	-	1	1	5	(1)	(6)

Net equity transactions	24,553	232,446	57,388	55,341	174,791	179,156	(105,240)	738,848

Net change in contract owners’ equity	(8,726)	328,421	30,118	60,245	(34,827)	238,746	(228,891)	755,847
Contract owners’ equity at beginning of period	634,512	306,091	202,122	141,877	666,797	428,051	1,090,303	334,456

Contract owners’ equity at end of period	$625,786	634,512	232,240	202,122	631,970	666,797	861,412	1,090,303

CHANGE IN UNITS:
Beginning units	17,388	10,881	14,772	10,683	22,127	15,925	67,499	21,437
Units purchased	3,626	12,660	5,650	4,934	20,202	8,470	8,967	51,469
Units redeemed	(3,096)	(6,153)	(1,077)	(845)	(13,768)	(2,268)	(16,195)	(5,407)

Ending units	17,918	17,388	19,345	14,772	28,561	22,127	60,271	67,499

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	FVSS2		FEOVF		FTVGI2		FTVGR2
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$721	-	8,859	1,901	-	-	5,127	75
Realized gain (loss) on investments	(899)	-	(22,322)	436	(97,698)	(49,202)	(8,681)	(46)
Change in unrealized gain (loss) on investments	(8,562)	-	(18,222)	5,074	74,213	21,120	(76,520)	13,910
Reinvested capital gains	3,063	-	25,680	573	-	-	15,327	194

Net increase (decrease) in contract owners’ equity resulting from operations	(5,677)	-	(6,005)	7,984	(23,485)	(28,082)	(64,747)	14,133

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	69,741	52,160	-	1,104	133,676	8,208
Transfers between funds	86,331	-	(4,073)	13,424	(77,266)	(114,286)	(98,406)	235,552
Redemptions (notes 2, 3, and 4)	(448)	-	(6,165)	(5,417)	(201,232)	(15,520)	(19,150)	(1,231)
Adjustments to maintain reserves	-	-	(1)	10	-	4	-	(2)

Net equity transactions	85,883	-	59,502	60,177	(278,498)	(128,698)	16,120	242,527

Net change in contract owners’ equity	80,206	-	53,497	68,161	(301,983)	(156,780)	(48,627)	256,660
Contract owners’ equity at beginning of period	-	-	203,477	135,316	500,734	657,514	264,157	7,497

Contract owners’ equity at end of period	$80,206	-	256,974	203,477	198,751	500,734	215,530	264,157

CHANGE IN UNITS:
Beginning units	-	-	7,840	5,445	30,943	38,603	8,503	306
Units purchased	11,045	-	9,805	2,617	14,089	4,954	7,560	8,331
Units redeemed	(2,772)	-	(6,864)	(222)	(32,110)	(12,614)	(6,680)	(134)

Ending units	8,273	-	10,781	7,840	12,922	30,943	9,383	8,503

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	FTVIS2		FTVMS2		FTVRD2		FTVSI2
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$13,646	13,016	238	389	4,376	4,102	19,291	14,399
Realized gain (loss) on investments	(27,223)	2,116	(230)	(7)	9,299	1,298	(24,409)	(8,855)
Change in unrealized gain (loss) on investments	(31,388)	12,975	(2,477)	1,857	(157,021)	77,455	(51,157)	3,925
Reinvested capital gains	5,539	-	1,440	-	69,822	15,450	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(39,426)	28,107	(1,029)	2,239	(73,524)	98,305	(56,275)	9,469

Equity transactions:
Purchase payments received from contract owners (note 4)	1,200	1,480	-	-	48,741	297,846	2,551	58,219
Transfers between funds	(59,248)	146,355	(692)	-	336,330	(4,039)	(140,604)	112,805
Redemptions (notes 2, 3, and 4)	(4,553)	(10,997)	(128)	(160)	(30,820)	(2,130)	(5,358)	(63,607)
Adjustments to maintain reserves	-	4	(1)	9	-	3	-	-

Net equity transactions	(62,601)	136,842	(821)	(151)	354,251	291,680	(143,411)	107,417

Net change in contract owners’ equity	(102,027)	164,949	(1,850)	2,088	280,727	389,985	(199,686)	116,886
Contract owners’ equity at beginning of period	296,795	131,846	13,793	11,705	578,029	188,044	552,789	435,903

Contract owners’ equity at end of period	$194,768	296,795	11,943	13,793	858,756	578,029	353,103	552,789

CHANGE IN UNITS:
Beginning units	9,245	4,795	425	430	23,750	9,796	26,101	21,016
Units purchased	15,086	7,775	-	-	24,574	14,764	3,194	13,574
Units redeemed	(17,913)	(3,325)	(27)	(5)	(8,870)	(810)	(10,614)	(8,489)

Ending units	6,418	9,245	398	425	39,454	23,750	18,681	26,101

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	FTVUG2		GVMSA		GVFRB		GVR2XS
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$960	1,077	4,113	524	12,360	50,803	-	-
Realized gain (loss) on investments	(6,828)	(13)	(263)	772	(42,519)	5,017	(2,875)	-
Change in unrealized gain (loss) on investments	2,321	(1,878)	(6,278)	922	(46)	(6,250)	-	-
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(3,547)	(814)	(2,428)	2,218	(30,205)	49,570	(2,875)	-

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	-	-	-	56,809	-	-
Transfers between funds	(34,247)	-	80,162	-	(991,029)	(231,310)	3,088	-
Redemptions (notes 2, 3, and 4)	(276)	(292)	(148)	(21,770)	(29,988)	(59,296)	(213)	-
Adjustments to maintain reserves	-	(4)	(1)	2	1	3	-	-

Net equity transactions	(34,523)	(296)	80,013	(21,768)	(1,021,016)	(233,794)	2,875	-

Net change in contract owners’ equity	(38,070)	(1,110)	77,585	(19,550)	(1,051,221)	(184,224)	-	-
Contract owners’ equity at beginning of period	43,629	44,739	40,089	59,639	1,944,036	2,128,260	-	-

Contract owners’ equity at end of period	$5,559	43,629	117,674	40,089	892,815	1,944,036	-	-

CHANGE IN UNITS:
Beginning units	3,219	3,241	3,601	5,607	149,677	167,958	-	-
Units purchased	711	-	8,216	1,989	250,070	11,382	22,717	-
Units redeemed	(3,475)	(22)	(498)	(3,995)	(330,416)	(29,663)	(22,717)	-

Ending units	455	3,219	11,319	3,601	69,331	149,677	-	-

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	GVTRBE		RAF		RBF		RBKF
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$59,492	35,939	-	-	-	-	-	-
Realized gain (loss) on investments	(18,821)	36,435	15,112	120	(19,439)	3,566	-	1,845
Change in unrealized gain (loss) on investments	(417,892)	(144,243)	1,148	-	2,861	(13,632)	-	(110)
Reinvested capital gains	4,696	58,562	-	-	1,718	11,349	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(372,525)	(13,307)	16,260	120	(14,860)	1,283	-	1,735

Equity transactions:
Purchase payments received from contract owners (note 4)	76,344	188,283	-	-	-	-	-	-
Transfers between funds	225,981	190,413	18,877	(119)	(86,035)	57,512	-	(15,934)
Redemptions (notes 2, 3, and 4)	(131,101)	(119,833)	(345)	(1)	(393)	(6,475)	-	(287)
Adjustments to maintain reserves	1	3	1	-	(1)	19	-	4

Net equity transactions	171,225	258,866	18,533	(120)	(86,429)	51,056	-	(16,217)

Net change in contract owners’ equity	(201,300)	245,559	34,793	-	(101,289)	52,339	-	(14,482)
Contract owners’ equity at beginning of period	2,309,751	2,064,192	-	-	124,164	71,825	-	14,482

Contract owners’ equity at end of period	$2,108,451	2,309,751	34,793	-	22,875	124,164	-	-

CHANGE IN UNITS:
Beginning units	137,412	122,272	-	-	1,802	1,057	-	1,561
Units purchased	36,561	37,206	1,320,373	19,067	-	1,452	-	13,187
Units redeemed	(24,384)	(22,066)	(1,261,893)	(19,067)	(1,419)	(707)	-	(14,748)

Ending units	149,589	137,412	58,480	-	383	1,802	-	-

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	RBMF		RELF		RENF		RESF
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$-	569	-	-	-	67	-	5
Realized gain (loss) on investments	(3,405)	(20,944)	12,831	80,057	28,010	(28,247)	1,853	(7,516)
Change in unrealized gain (loss) on investments	(415)	415	(146,050)	(16,252)	583	(76)	-	3,703
Reinvested capital gains	-	2,523	8,794	10,473	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(3,820)	(17,437)	(124,425)	74,278	28,593	(28,256)	1,853	(3,808)

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	-	-	(1)	13,336	-	-
Transfers between funds	(124,505)	147,484	(275,397)	206,840	4,520	14,644	(1,853)	(4,272)
Redemptions (notes 2, 3, and 4)	(432)	(1,290)	(2,319)	(6,493)	(1,471)	(65)	-	(312)
Adjustments to maintain reserves	-	-	(1)	9	1	-	-	(1)

Net equity transactions	(124,937)	146,194	(277,717)	200,356	3,049	27,915	(1,853)	(4,585)

Net change in contract owners’ equity	(128,757)	128,757	(402,142)	274,634	31,642	(341)	-	(8,393)
Contract owners’ equity at beginning of period	128,757	-	573,144	298,510	-	341	-	8,393

Contract owners’ equity at end of period	$-	128,757	171,002	573,144	31,642	-	-	-

CHANGE IN UNITS:
Beginning units	3,658	-	7,126	5,131	-	46	-	2,404
Units purchased	2,838	16,545	1,165	4,827	70,372	37,589	7,364	13,491
Units redeemed	(6,496)	(12,887)	(5,132)	(2,832)	(68,459)	(37,635)	(7,364)	(15,895)

Ending units	-	3,658	3,159	7,126	1,913	-	-	-

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	RFSF		RHCF		RHYS		RJNF
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$335	31	-	-	-	-	-	-
Realized gain (loss) on investments	(97,944)	(1,140)	(7,318)	11,588	161	3,864	68,205	378
Change in unrealized gain (loss) on investments	-	-	232	(3,863)	-	(5,866)	298	(161)
Reinvested capital gains	4,552	186	1,659	4,950	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(93,057)	(923)	(5,427)	12,675	161	(2,002)	68,503	217

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	(56)	2,796	-	-	-	-
Transfers between funds	94,407	1,997	26,678	(45,014)	(161)	(160,317)	(61,298)	(1,616)
Redemptions (notes 2, 3, and 4)	(1,349)	(1,074)	(2,759)	(7,532)	-	(1,077)	(1,711)	-
Adjustments to maintain reserves	(1)	-	(1)	(9)	-	2	1	(3)

Net equity transactions	93,057	923	23,862	(49,759)	(161)	(161,392)	(63,008)	(1,619)

Net change in contract owners’ equity	-	-	18,435	(37,084)	-	(163,394)	5,495	(1,402)
Contract owners’ equity at beginning of period	-	-	37,763	74,847	-	163,394	6,977	8,379

Contract owners’ equity at end of period	$-	-	56,198	37,763	-	-	12,472	6,977

CHANGE IN UNITS:
Beginning units	-	-	706	1,662	-	12,234	2,624	3,182
Units purchased	36,324	36,307	2,079	1,888	2,858	-	189,888	20,492
Units redeemed	(36,324)	(36,307)	(1,592)	(2,844)	(2,858)	(12,234)	(189,303)	(21,050)

Ending units	-	-	1,193	706	-	-	3,209	2,624

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	RLF		RMED		RNF		ROF
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$-	-	-	-	-	831	-	-
Realized gain (loss) on investments	(21,944)	8,152	(6,738)	(745)	31,150	13,368	(830,884)	70,325
Change in unrealized gain (loss) on investments	2,392	(10,433)	(34,278)	(7,297)	(70,828)	57,351	(193,936)	102,748
Reinvested capital gains	-	722	7,694	18,161	-	9,958	1,506	169,975

Net increase (decrease) in contract owners’ equity resulting from operations	(19,552)	(1,559)	(33,322)	10,119	(39,678)	81,508	(1,023,314)	343,048

Equity transactions:
Purchase payments received from contract owners (note 4)	-	30,278	-	112,243	-	-	-	60,016
Transfers between funds	(53,752)	52,350	(9,788)	32,105	(236,257)	(1,037)	(2,065,511)	2,443,354
Redemptions (notes 2, 3, and 4)	(3,801)	(1,707)	(3,011)	(2,555)	(930)	(1,752)	(15,465)	(38,482)
Adjustments to maintain reserves	-	5	1	-	-	(14)	-	(17)

Net equity transactions	(57,553)	80,926	(12,798)	141,793	(237,187)	(2,803)	(2,080,976)	2,464,871

Net change in contract owners’ equity	(77,105)	79,367	(46,120)	151,912	(276,865)	78,705	(3,104,290)	2,807,919
Contract owners’ equity at beginning of period	96,178	16,811	151,912	-	276,865	198,160	3,408,804	600,885

Contract owners’ equity at end of period	$19,073	96,178	105,792	151,912	-	276,865	304,514	3,408,804

CHANGE IN UNITS:
Beginning units	2,523	445	2,402	-	3,886	3,955	32,788	7,256
Units purchased	1,467	3,618	136	2,529	6,251	1,011	55,002	73,511
Units redeemed	(3,299)	(1,540)	(360)	(127)	(10,137)	(1,080)	(83,343)	(47,979)

Ending units	691	2,523	2,178	2,402	-	3,886	4,447	32,788

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	RPMF		RREF		RRF		RTEC
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$1,308	6,529	477	408	-	-	-	-
Realized gain (loss) on investments	(23,163)	(11,967)	(36,303)	3,473	(367)	235	(42,533)	135,617
Change in unrealized gain (loss) on investments	(3,880)	(10,349)	(29,381)	17,847	(27,411)	(9,050)	(7,413)	(149,658)
Reinvested capital gains	-	-	2,596	-	1,840	7,641	1,904	10,956

Net increase (decrease) in contract owners’ equity resulting from operations	(25,735)	(15,787)	(62,611)	21,728	(25,938)	(1,174)	(48,042)	(3,085)

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	-	-	-	-	4,428	25,500
Transfers between funds	441,388	42,542	(909,306)	951,258	-	86,103	(144,488)	(420,868)
Redemptions (notes 2, 3, and 4)	(214,087)	(1)	(1,448)	(911)	(1,127)	(842)	(134)	(13,137)
Adjustments to maintain reserves	-	-	1	9	(1)	(17)	2	(16)

Net equity transactions	227,301	42,541	(910,753)	950,356	(1,128)	85,244	(140,192)	(408,521)

Net change in contract owners’ equity	201,566	26,754	(973,364)	972,084	(27,066)	84,070	(188,234)	(411,606)
Contract owners’ equity at beginning of period	210,681	183,927	1,014,666	42,582	98,254	14,184	210,482	622,088

Contract owners’ equity at end of period	$412,247	210,681	41,302	1,014,666	71,188	98,254	22,248	210,482

CHANGE IN UNITS:
Beginning units	12,728	10,090	37,039	2,084	1,953	315	2,909	10,362
Units purchased	42,440	8,462	1,009	38,167	-	2,540	1,151	14,036
Units redeemed	(27,159)	(5,824)	(35,971)	(3,212)	(28)	(902)	(3,578)	(21,489)

Ending units	28,009	12,728	2,077	37,039	1,925	1,953	482	2,909

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	RTF		RTRF		RUF		RUGB
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$-	-	-	-	-	-	188	115
Realized gain (loss) on investments	1,376	1,390	262	2,758	-	(13)	(1,833)	(9,350)
Change in unrealized gain (loss) on investments	(1,590)	1,502	(498)	(7,361)	511	-	-	-
Reinvested capital gains	142	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(72)	2,892	(236)	(4,603)	511	(13)	(1,645)	(9,235)

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	-	-	-	-	-	-
Transfers between funds	(12,736)	11,618	(80,499)	25,718	12,540	13	1,875	9,361
Redemptions (notes 2, 3, and 4)	(63)	(125)	-	(821)	-	-	(230)	(126)
Adjustments to maintain reserves	-	-	-	10	1	-	-	-

Net equity transactions	(12,799)	11,493	(80,499)	24,907	12,541	13	1,645	9,235

Net change in contract owners’ equity	(12,871)	14,385	(80,735)	20,304	13,052	-	-	-
Contract owners’ equity at beginning of period	14,385	-	80,735	60,431	-	-	-	-

Contract owners’ equity at end of period	$1,514	14,385	-	80,735	13,052	-	-	-

CHANGE IN UNITS:
Beginning units	152	-	1,545	1,413	-	-	-	-
Units purchased	996	1,147	442	5,818	10,085	143	16,970	19,908
Units redeemed	(1,121)	(995)	(1,987)	(5,686)	-	(143)	(16,970)	(19,908)

Ending units	27	152	-	1,545	10,085	-	-	-

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	RUTL		RVARS		RVCMD		RVF
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$91	-	888	-	9,915	-	-	-
Realized gain (loss) on investments	(14,125)	621	478	1,956	64,643	(194)	(248,463)	689,630
Change in unrealized gain (loss) on investments	(741)	-	(4,645)	1,023	(12,263)	5,032	(60,342)	(140,471)
Reinvested capital gains	73	-	771	1,051	-	-	58,609	197,727

Net increase (decrease) in contract owners’ equity resulting from operations	(14,702)	621	(2,508)	4,030	62,295	4,838	(250,196)	746,886

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	-	-	-	-	-	-
Transfers between funds	236,760	(512)	34,890	-	101,716	101,200	11,897	(687,872)
Redemptions (notes 2, 3, and 4)	(1,875)	(110)	(9,876)	(22,430)	(9,414)	(439)	(88,000)	(1,000,455)
Adjustments to maintain reserves	-	1	-	2	(1)	(1)	-	22

Net equity transactions	234,885	(621)	25,014	(22,428)	92,301	100,760	(76,103)	(1,688,305)

Net change in contract owners’ equity	220,183	-	22,506	(18,398)	154,596	105,598	(326,299)	(941,419)
Contract owners’ equity at beginning of period	-	-	43,045	61,443	105,598	-	411,753	1,353,172

Contract owners’ equity at end of period	$220,183	-	65,551	43,045	260,194	105,598	85,454	411,753

CHANGE IN UNITS:
Beginning units	-	-	3,482	5,373	34,928	-	896	4,519
Units purchased	18,687	1,698	2,818	1,874	192,239	43,837	10,443	2,798
Units redeemed	(12,025)	(1,698)	(811)	(3,765)	(157,130)	(8,909)	(10,862)	(6,421)

Ending units	6,662	-	5,489	3,482	70,037	34,928	477	896

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	RVISC		RVLCG		RVLCV		RVLDD
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$-	-	-	-	825	1,042	-	-
Realized gain (loss) on investments	(1,533)	-	(27,800)	23,480	(103,976)	(18,586)	1,792	1,137
Change in unrealized gain (loss) on investments	-	-	(1,851)	(3,938)	(18,659)	(10,038)	-	-
Reinvested capital gains	-	-	-	344	8,805	575	42	-

Net increase (decrease) in contract owners’ equity resulting from operations	(1,533)	-	(29,651)	19,886	(113,005)	(27,007)	1,834	1,137

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	-	15,657	-	76,214	-	-
Transfers between funds	1,539	-	(387,450)	310,981	195,431	(26,468)	(1,784)	(1,137)
Redemptions (notes 2, 3, and 4)	(6)	-	(552)	(2,292)	(61,345)	(6,598)	(51)	-
Adjustments to maintain reserves	-	-	-	(15)	1	10	1	-

Net equity transactions	1,533	-	(388,002)	324,331	134,087	43,158	(1,834)	(1,137)

Net change in contract owners’ equity	-	-	(417,653)	344,217	21,082	16,151	-	-
Contract owners’ equity at beginning of period	-	-	418,348	74,131	144,192	128,041	-	-

Contract owners’ equity at end of period	$-	-	695	418,348	165,274	144,192	-	-

CHANGE IN UNITS:
Beginning units	-	-	7,236	1,636	4,261	5,006	-	-
Units purchased	352,106	-	1,051	7,780	45,367	87,817	1,392	839
Units redeemed	(352,106)	-	(8,270)	(2,180)	(44,617)	(88,562)	(1,392)	(839)

Ending units	-	-	17	7,236	5,011	4,261	-	-

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	RVMCG		RVMCV		RVMFU		RVSCG
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$-	-	100	-	3,669	-	-	-
Realized gain (loss) on investments	(10,892)	(1,561)	(14,871)	287,548	6,531	50	(21,735)	82,360
Change in unrealized gain (loss) on investments	(1,857)	-	(7,226)	(59,183)	(11,512)	(1,816)	-	(41,417)
Reinvested capital gains	3,618	-	1,978	-	726	1,413	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(9,131)	(1,561)	(20,019)	228,365	(586)	(353)	(21,735)	40,943

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	-	116,884	90	90	-	54,883
Transfers between funds	26,659	1,561	104,480	(894,204)	398,600	27,486	21,828	(337,086)
Redemptions (notes 2, 3, and 4)	(154)	-	(545)	(14,197)	(10,964)	(780)	(93)	(4,219)
Adjustments to maintain reserves	(1)	-	(2)	14	-	(3)	-	(10)

Net equity transactions	26,504	1,561	103,933	(791,503)	387,726	26,793	21,735	(286,432)

Net change in contract owners’ equity	17,373	-	83,914	(563,138)	387,140	26,440	-	(245,489)
Contract owners’ equity at beginning of period	-	-	-	563,138	107,063	80,623	-	245,489

Contract owners’ equity at end of period	$17,373	-	83,914	-	494,203	107,063	-	-

CHANGE IN UNITS:
Beginning units	-	-	-	19,587	13,860	10,535	-	6,897
Units purchased	3,756	1,193	19,450	55,926	58,170	3,423	5,795	26,446
Units redeemed	(3,277)	(1,193)	(17,104)	(75,513)	(14,541)	(98)	(5,795)	(33,343)

Ending units	479	-	2,346	-	57,489	13,860	-	-

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	RVSCV		RVSDL		SBLP		SBLQ
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$-	-	-	-	-	-	168	182
Realized gain (loss) on investments	358	69,999	124	(575)	2,052	6,937	55	-
Change in unrealized gain (loss) on investments	(152)	(27,443)	56	(56)	-	-	(2,456)	5,054
Reinvested capital gains	-	-	-	-	-	-	1,211	-

Net increase (decrease) in contract owners’ equity resulting from operations	206	42,556	180	(631)	2,052	6,937	(1,022)	5,236

Equity transactions:
Purchase payments received from contract owners (note 4)	-	49,485	-	-	27,896	-	-	-
Transfers between funds	(11,809)	(324,358)	(3,978)	4,852	(29,903)	(6,917)	(24,180)	-
Redemptions (notes 2, 3, and 4)	-	(11,931)	(26)	(396)	(45)	(20)	(18)	(22)
Adjustments to maintain reserves	-	4	(1)	-	-	-	(1)	(6)

Net equity transactions	(11,809)	(286,800)	(4,005)	4,456	(2,052)	(6,937)	(24,199)	(28)

Net change in contract owners’ equity	(11,603)	(244,244)	(3,825)	3,825	-	-	(25,221)	5,208
Contract owners’ equity at beginning of period	11,603	255,847	3,825	-	-	-	25,221	20,013

Contract owners’ equity at end of period	$-	11,603	-	3,825	-	-	-	25,221

CHANGE IN UNITS:
Beginning units	409	12,940	457	-	-	-	916	917
Units purchased	-	36,623	6,839	12,571	104,234	41,022	-	-
Units redeemed	(409)	(49,154)	(7,296)	(12,114)	(104,234)	(41,022)	(916)	(1)

Ending units	-	409	-	457	-	-	-	916

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	SBLY		ACC1		ACGI		AVHY1
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$261	408	16,949	7,484	530	526	586	-
Realized gain (loss) on investments	(1)	7	(32,484)	154,863	(48)	(1)	16,801	1,256
Change in unrealized gain (loss) on investments	(39,423)	2,775	(20,520)	(44,572)	(5,539)	1,007	(558)	423
Reinvested capital gains	14,766	14,093	32,305	-	3,014	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(24,397)	17,283	(3,750)	117,775	(2,043)	1,532	16,829	1,679

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	-	3,990	-	3,142	-	-
Transfers between funds	-	-	803,425	17,056	(720)	31,513	(115,026)	108,822
Redemptions (notes 2, 3, and 4)	(21)	(22)	(27,215)	(4,351)	(1,849)	(94)	(72)	(13)
Adjustments to maintain reserves	-	15	(1)	7	-	-	(1)	(1)

Net equity transactions	(21)	(7)	776,209	16,702	(2,569)	34,561	(115,099)	108,808

Net change in contract owners’ equity	(24,418)	17,276	772,459	134,477	(4,612)	36,093	(98,270)	110,487
Contract owners’ equity at beginning of period	79,499	62,223	456,742	322,265	36,093	-	110,487	-

Contract owners’ equity at end of period	$55,081	79,499	1,229,201	456,742	31,481	36,093	12,217	110,487

CHANGE IN UNITS:
Beginning units	1,423	1,423	13,197	12,418	1,089	-	4,194	-
Units purchased	-	-	51,276	54,966	-	1,092	149,650	90,216
Units redeemed	(1)	-	(29,351)	(54,187)	(81)	(3)	(153,331)	(86,022)

Ending units	1,422	1,423	35,122	13,197	1,008	1,089	513	4,194

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	AVIE		IVBRA2		IVCPB2		IVCPBI
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$2,135	1,411	43,399	9,101	445	-	11,041	22,904
Realized gain (loss) on investments	(2,150)	2,177	(45,464)	(5,930)	(13,722)	-	(11,433)	6,781
Change in unrealized gain (loss) on investments	(39,208)	(4,582)	(82,252)	12,563	(4,630)	-	(269,593)	(86,415)
Reinvested capital gains	13,616	7,453	20,997	9,792	49	-	1,197	51,719

Net increase (decrease) in contract owners’ equity resulting from operations	(25,607)	6,459	(63,320)	25,526	(17,858)	-	(268,788)	(5,011)

Equity transactions:
Purchase payments received from contract owners (note 4)	10,067	-	2	2,500	-	-	505,700	33,513
Transfers between funds	34,955	5,953	143,946	29,516	99,562	-	63,263	615,396
Redemptions (notes 2, 3, and 4)	(15,614)	(10,014)	(4,068)	(125,106)	(6,077)	-	(79,129)	(19,229)
Adjustments to maintain reserves	(1)	6	1	6	1	-	-	(3)

Net equity transactions	29,407	(4,055)	139,881	(93,084)	93,486	-	489,834	629,677

Net change in contract owners’ equity	3,800	2,404	76,561	(67,558)	75,628	-	221,046	624,666
Contract owners’ equity at beginning of period	114,813	112,409	308,453	376,011	-	-	1,636,632	1,011,966

Contract owners’ equity at end of period	$118,613	114,813	385,014	308,453	75,628	-	1,857,678	1,636,632

CHANGE IN UNITS:
Beginning units	6,428	6,664	18,369	24,466	-	-	127,110	78,080
Units purchased	2,805	652	21,083	3,288	79,620	-	57,800	56,266
Units redeemed	(1,104)	(888)	(12,630)	(9,385)	(71,630)	-	(16,095)	(7,236)

Ending units	8,129	6,428	26,822	18,369	7,990	-	168,815	127,110

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	IVDDI		IVGMMI		IVGS1		IVHS
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$9,029	4,451	133,946	621	170	110	-	231
Realized gain (loss) on investments	564	916	-	-	(1,071)	33	(21,678)	18,510
Change in unrealized gain (loss) on investments	(73,351)	26,473	-	-	(1,105)	(235)	(9,763)	(13,877)
Reinvested capital gains	59,236	806	-	-	-	-	11,650	12,033

Net increase (decrease) in contract owners’ equity resulting from operations	(4,522)	32,646	133,946	621	(2,006)	(92)	(19,791)	16,897

Equity transactions:
Purchase payments received from contract owners (note 4)	151,545	33,017	12,204,547	11,169,249	-	-	-	28,405
Transfers between funds	109,624	(37,275)	(8,001,198)	(6,694,313)	97,643	720	(37,602)	(3,527)
Redemptions (notes 2, 3, and 4)	(8,147)	(1,659)	(1,164,016)	(1,320,612)	(14,595)	(79)	(1,314)	(807)
Adjustments to maintain reserves	1	(8)	(4)	(43)	(1)	4	-	(18)

Net equity transactions	253,023	(5,925)	3,039,329	3,154,281	83,047	645	(38,916)	24,053

Net change in contract owners’ equity	248,501	26,721	3,173,275	3,154,902	81,041	553	(58,707)	40,950
Contract owners’ equity at beginning of period	219,832	193,111	7,740,164	4,585,262	4,451	3,898	141,921	100,971

Contract owners’ equity at end of period	$468,333	219,832	10,913,439	7,740,164	85,492	4,451	83,214	141,921

CHANGE IN UNITS:
Beginning units	7,752	8,096	740,319	438,592	289	247	2,900	2,317
Units purchased	10,867	1,372	7,241,638	3,967,290	7,007	125	8,805	2,024
Units redeemed	(1,823)	(1,716)	(6,953,086)	(3,665,563)	(1,117)	(83)	(9,743)	(1,441)

Ending units	16,796	7,752	1,028,871	740,319	6,179	289	1,962	2,900

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	IVKEI1		IVMCC2		IVRE		IVT
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$15,686	17,209	33	66	5,140	6,167	-	-
Realized gain (loss) on investments	62	7,516	(41)	(12)	(8,278)	(787)	(253,280)	63,229
Change in unrealized gain (loss) on investments	(209,981)	115,892	(16,761)	5,048	(56,745)	57,380	(133,150)	(53,276)
Reinvested capital gains	119,791	9,093	9,956	-	-	-	186,275	42,849

Net increase (decrease) in contract owners’ equity resulting from operations	(74,442)	149,710	(6,813)	5,102	(59,883)	62,760	(200,155)	52,802

Equity transactions:
Purchase payments received from contract owners (note 4)	-	84,319	23,489	-	-	46,702	47,855	-
Transfers between funds	(6,984)	(57,281)	-	-	(31,736)	(115,587)	24,730	(41,842)
Redemptions (notes 2, 3, and 4)	(4,602)	(11,790)	(268)	(153)	(4,411)	(6,493)	(21,971)	(8,157)
Adjustments to maintain reserves	(2)	4	(1)	12	1	(7)	(1)	(27)

Net equity transactions	(11,588)	15,252	23,220	(141)	(36,146)	(75,385)	50,613	(50,026)

Net change in contract owners’ equity	(86,030)	164,962	16,407	4,961	(96,029)	(12,625)	(149,542)	2,776
Contract owners’ equity at beginning of period	964,922	799,960	27,324	22,363	252,748	265,373	444,780	442,004

Contract owners’ equity at end of period	$878,892	964,922	43,731	27,324	156,719	252,748	295,238	444,780

CHANGE IN UNITS:
Beginning units	34,382	33,820	766	770	9,179	12,115	6,394	7,270
Units purchased	593	3,116	676	-	26	3,029	5,185	2,212
Units redeemed	(1,116)	(2,554)	(9)	(4)	(1,623)	(5,965)	(4,511)	(3,088)

Ending units	33,859	34,382	1,433	766	7,582	9,179	7,068	6,394

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	OVGIS		OVGSS		OVIGS		OVSBS
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$-	276	-	-	-	-	-	5,925
Realized gain (loss) on investments	(6,523)	75	(64,165)	80,257	(588)	3,458	-	(10,181)
Change in unrealized gain (loss) on investments	(4,355)	4,355	(37,017)	(54,839)	(50,231)	(2,284)	-	(413)
Reinvested capital gains	-	3,136	29,327	20,842	19,074	9,699	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(10,878)	7,842	(71,855)	46,260	(31,745)	10,873	-	(4,669)

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	1,540	29,805	(69)	-	-	31,315
Transfers between funds	(46,430)	51,966	(97,099)	(48,909)	25,544	(26,201)	-	(159,295)
Redemptions (notes 2, 3, and 4)	(968)	(1,532)	(3,654)	(4,361)	(4,302)	(3,606)	-	(1,816)
Adjustments to maintain reserves	2	(2)	1	8	-	11	-	(3)

Net equity transactions	(47,396)	50,432	(99,212)	(23,457)	21,173	(29,796)	-	(129,799)

Net change in contract owners’ equity	(58,274)	58,274	(171,067)	22,803	(10,572)	(18,923)	-	(134,468)
Contract owners’ equity at beginning of period	58,274	-	235,105	212,302	110,757	129,680	-	134,468

Contract owners’ equity at end of period	$-	58,274	64,038	235,105	100,185	110,757	-	-

CHANGE IN UNITS:
Beginning units	1,404	-	6,329	6,582	4,431	5,713	-	9,705
Units purchased	5,491	1,444	155	6,047	2,234	35	-	4,673
Units redeemed	(6,895)	(40)	(3,951)	(6,300)	(1,162)	(1,317)	-	(14,378)

Ending units	-	1,404	2,533	6,329	5,503	4,431	-	-

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	WRASP		WRBDP		WRBP		WRENG
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$267	83	34,427	31,351	784	748	297	-
Realized gain (loss) on investments	(1,605)	-	(6,748)	(2,580)	(30,442)	6,351	2,403	116
Change in unrealized gain (loss) on investments	(1,477)	(536)	(318,546)	(103,436)	(10,768)	1,033	(613)	(16)
Reinvested capital gains	1,332	494	39,264	64,029	26,413	4,560	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(1,483)	41	(251,603)	(10,636)	(14,013)	12,692	2,087	100

Equity transactions:
Purchase payments received from contract owners (note 4)	-	5,849	-	-	-	-	2,052	-
Transfers between funds	11,830	-	68,059	34,715	-	(47,170)	6,471	(1,722)
Redemptions (notes 2, 3, and 4)	(49)	(6)	(4,142)	(8,579)	(37,622)	(1,282)	(6)	-
Adjustments to maintain reserves	-	-	1	(2)	-	4	-	2

Net equity transactions	11,781	5,843	63,918	26,134	(37,622)	(48,448)	8,517	(1,720)

Net change in contract owners’ equity	10,298	5,884	(187,685)	15,498	(51,635)	(35,756)	10,604	(1,620)
Contract owners’ equity at beginning of period	5,884	-	1,517,792	1,502,294	80,307	116,063	-	1,620

Contract owners’ equity at end of period	$16,182	5,884	1,330,107	1,517,792	28,672	80,307	10,604	-

CHANGE IN UNITS:
Beginning units	271	-	94,884	93,121	2,512	4,210	-	308
Units purchased	1,201	271	5,729	8,528	-	-	7,103	-
Units redeemed	(597)	-	(1,871)	(6,765)	(1,444)	(1,698)	(6,160)	(308)

Ending units	875	271	98,742	94,884	1,068	2,512	943	-

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	WRGNR		WRHIP		WRLTBP		WRMCG
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$3,993	1,066	2,353	11,618	2,878	1,457	-	-
Realized gain (loss) on investments	1,208	(28)	(5,711)	7,824	(736)	5	(27,580)	3,724
Change in unrealized gain (loss) on investments	1,797	12,934	520	(5,075)	(12,933)	(3,318)	(227,040)	4,691
Reinvested capital gains	-	-	-	-	1,619	393	92,765	37,518

Net increase (decrease) in contract owners’ equity resulting from operations	6,998	13,972	(2,838)	14,367	(9,172)	(1,463)	(161,855)	45,933

Equity transactions:
Purchase payments received from contract owners (note 4)	-	6,714	-	1,655	-	-	1,919	146,893
Transfers between funds	248,473	3,575	(105,933)	(331,738)	122,975	190,435	88,874	195,989
Redemptions (notes 2, 3, and 4)	(1,208)	(116)	(282)	(1,142)	(3,024)	(738)	(29,087)	(5,704)
Adjustments to maintain reserves	-	(1)	1	1	(1)	(5)	-	1

Net equity transactions	247,265	10,172	(106,214)	(331,224)	119,950	189,692	61,706	337,179

Net change in contract owners’ equity	254,263	24,144	(109,052)	(316,857)	110,778	188,229	(100,149)	383,112
Contract owners’ equity at beginning of period	72,587	48,443	144,205	461,062	221,612	33,383	473,047	89,935

Contract owners’ equity at end of period	$326,850	72,587	35,153	144,205	332,390	221,612	372,898	473,047

CHANGE IN UNITS:
Beginning units	9,424	7,967	6,131	20,790	19,446	2,915	7,147	1,581
Units purchased	39,855	1,473	114,998	87,949	12,080	16,596	2,591	5,861
Units redeemed	(13,250)	(16)	(119,450)	(102,608)	(1,049)	(65)	(1,597)	(295)

Ending units	36,029	9,424	1,679	6,131	30,477	19,446	8,141	7,147

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	WRSTP		WRVP		JABIN		JAEI
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$-	-	392	690	40,662	28,218	1,491	2,790
Realized gain (loss) on investments	(10,721)	88,724	288	1,708	79,163	20,220	(70,911)	59,977
Change in unrealized gain (loss) on investments	(18,115)	(80,778)	(10,557)	7,407	(784,779)	422,035	(198,370)	2,769
Reinvested capital gains	7,191	20,074	8,148	-	97,208	23,479	120,585	73,626

Net increase (decrease) in contract owners’ equity resulting from operations	(21,645)	28,020	(1,729)	9,805	(567,746)	493,952	(147,205)	139,162

Equity transactions:
Purchase payments received from contract owners (note 4)	-	85,214	-	-	181,356	412,506	9,115	38,956
Transfers between funds	4,584	(115,390)	-	(267)	(292,530)	29,688	214,595	8,721
Redemptions (notes 2, 3, and 4)	(7,749)	(294,626)	(10,095)	(8,656)	(68,473)	(78,677)	(58,570)	(156,396)
Adjustments to maintain reserves	1	20	-	2	(1)	11	-	(19)

Net equity transactions	(3,164)	(324,782)	(10,095)	(8,921)	(179,648)	363,528	165,140	(108,738)

Net change in contract owners’ equity	(24,809)	(296,762)	(11,824)	884	(747,394)	857,480	17,935	30,424
Contract owners’ equity at beginning of period	70,525	367,287	35,200	34,316	3,496,076	2,638,596	894,099	863,675

Contract owners’ equity at end of period	$45,716	70,525	23,376	35,200	2,748,682	3,496,076	912,034	894,099

CHANGE IN UNITS:
Beginning units	1,049	6,290	942	1,204	93,533	82,731	14,022	15,825
Units purchased	184	1,825	-	-	17,037	14,437	14,091	2,869
Units redeemed	(236)	(7,066)	(284)	(262)	(22,605)	(3,635)	(11,097)	(4,672)

Ending units	997	1,049	658	942	87,965	93,533	17,016	14,022

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	JAFBS		JAFRIN		JAGRIN		JAIG
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$2,369	2,083	3,183	-	749	438	2,931	1,887
Realized gain (loss) on investments	(528)	4,321	145,746	160,245	1,188	3,477	(3,598)	20,986
Change in unrealized gain (loss) on investments	(21,674)	(13,173)	(1,161,293)	32,661	(28,203)	5,675	(16,015)	1,952
Reinvested capital gains	2,004	3,089	251,337	192,503	7,872	3,752	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(17,829)	(3,680)	(761,027)	385,409	(18,394)	13,342	(16,682)	24,825

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	11,993	259,521	-	-	2,551	19,341
Transfers between funds	4,162	22,945	(275,737)	404,928	(3,600)	3,279	116,162	47,791
Redemptions (notes 2, 3, and 4)	(3,669)	(104,042)	(26,257)	(17,189)	(1,908)	(2,795)	(888)	(9,294)
Adjustments to maintain reserves	-	1	(1)	9	(1)	(9)	1	(6)

Net equity transactions	493	(81,096)	(290,002)	647,269	(5,509)	475	117,826	57,832

Net change in contract owners’ equity	(17,336)	(84,776)	(1,051,029)	1,032,678	(23,903)	13,817	101,144	82,657
Contract owners’ equity at beginning of period	125,536	210,312	2,458,457	1,425,779	91,322	77,505	164,564	81,907

Contract owners’ equity at end of period	$108,200	125,536	1,407,428	2,458,457	67,419	91,322	265,708	164,564

CHANGE IN UNITS:
Beginning units	9,269	15,356	37,200	26,514	2,735	2,741	8,192	4,631
Units purchased	320	1,734	4,788	17,663	502	561	10,166	11,042
Units redeemed	(310)	(7,821)	(9,938)	(6,977)	(732)	(567)	(3,886)	(7,481)

Ending units	9,279	9,269	32,050	37,200	2,505	2,735	14,472	8,192

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	JARIN		JIULVV		JMCVIN		JHEVTN
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$256	135	7,750	5,018	8,726	1,532	27,641	17,569
Realized gain (loss) on investments	1,586	530	(2,418)	(50,270)	22,140	1,755	11,148	4,750
Change in unrealized gain (loss) on investments	(92,789)	22,588	(30,133)	18,717	(89,338)	55,400	(139,767)	45,056
Reinvested capital gains	28,299	6,775	19,009	92,867	42,356	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(62,648)	30,028	(5,792)	66,332	(16,116)	58,687	(100,978)	67,375

Equity transactions:
Purchase payments received from contract owners (note 4)	-	125,033	13,492	55,588	148,038	50,965	4	8,482
Transfers between funds	-	-	19,540	(629,954)	49,028	(26,424)	93,467	67,090
Redemptions (notes 2, 3, and 4)	(7,446)	(1,493)	(104)	(6,820)	(8,299)	(5,134)	(20,128)	(26,377)
Adjustments to maintain reserves	-	(19)	1	(7)	1	6	1	7

Net equity transactions	(7,446)	123,521	32,929	(581,193)	188,768	19,413	73,344	49,202

Net change in contract owners’ equity	(70,094)	153,549	27,137	(514,861)	172,652	78,100	(27,634)	116,577
Contract owners’ equity at beginning of period	212,058	58,509	67,308	582,169	371,328	293,228	736,882	620,305

Contract owners’ equity at end of period	$141,964	212,058	94,445	67,308	543,980	371,328	709,248	736,882

CHANGE IN UNITS:
Beginning units	3,946	1,310	3,661	38,424	12,816	12,117	45,867	42,910
Units purchased	-	2,667	2,526	3,315	17,314	2,955	17,208	7,459
Units redeemed	(178)	(31)	(592)	(38,078)	(10,249)	(2,256)	(13,068)	(4,502)

Ending units	3,768	3,946	5,595	3,661	19,881	12,816	50,007	45,867

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	JPIGA2		JPIIB2		LZREMS		LZRIES
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$9,029	5,936	4,736	3,476	4,595	4,738	8,456	2,291
Realized gain (loss) on investments	(324)	91,354	168	19,069	(6,343)	31,115	(13,924)	82
Change in unrealized gain (loss) on investments	(180,209)	(62,760)	(20,898)	(12,432)	(26,294)	(12,349)	(58,303)	8,137
Reinvested capital gains	39,779	29,763	3,844	445	-	-	25,992	2,940

Net increase (decrease) in contract owners’ equity resulting from operations	(131,725)	64,293	(12,150)	10,558	(28,042)	23,504	(37,779)	13,450

Equity transactions:
Purchase payments received from contract owners (note 4)	-	193,457	-	9,776	-	13,713	16,457	-
Transfers between funds	21,101	(63,070)	73,803	17,794	(52,995)	(59,866)	5,354	12,297
Redemptions (notes 2, 3, and 4)	(2,089)	(8,604)	(2,401)	(242,553)	(33,787)	(13,304)	(6,506)	(12,670)
Adjustments to maintain reserves	-	4	(1)	(4)	-	6	-	1

Net equity transactions	19,012	121,787	71,401	(214,987)	(86,782)	(59,451)	15,305	(372)

Net change in contract owners’ equity	(112,713)	186,080	59,251	(204,429)	(114,824)	(35,947)	(22,474)	13,078
Contract owners’ equity at beginning of period	741,043	554,963	67,073	271,502	233,378	269,325	242,726	229,648

Contract owners’ equity at end of period	$628,330	741,043	126,324	67,073	118,554	233,378	220,252	242,726

CHANGE IN UNITS:
Beginning units	44,595	36,491	4,663	20,425	7,772	9,460	10,356	10,370
Units purchased	1,581	43,855	5,556	20,099	2,011	10,721	3,294	788
Units redeemed	(163)	(35,751)	(182)	(35,861)	(5,132)	(12,409)	(2,593)	(802)

Ending units	46,013	44,595	10,037	4,663	4,651	7,772	11,057	10,356

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	LZRUSM		LPVCAI		LPVCII		LVCLGI
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$-	99	225	43	6,455	4,989	-	-
Realized gain (loss) on investments	477	2,959	(808)	4,946	54,545	407	6,028	11,144
Change in unrealized gain (loss) on investments	(75,848)	30,557	(21,309)	(18,541)	(130,754)	45,166	(304,307)	86,817
Reinvested capital gains	45,846	205	6,440	15,022	37,629	25,418	41,473	48,050

Net increase (decrease) in contract owners’ equity resulting from operations	(29,525)	33,820	(15,452)	1,470	(32,125)	75,980	(256,806)	146,011

Equity transactions:
Purchase payments received from contract owners (note 4)	60	60	-	3,142	-	-	7,654	-
Transfers between funds	6,366	(12,978)	5,738	31,009	149,185	5,417	(25,557)	(11,685)
Redemptions (notes 2, 3, and 4)	(7,203)	(11,223)	(1,595)	(121)	(16,897)	(977)	(3,707)	(3,970)
Adjustments to maintain reserves	-	(15)	-	2	(1)	(3)	2	(4)

Net equity transactions	(777)	(24,156)	4,143	34,032	132,287	4,437	(21,608)	(15,659)

Net change in contract owners’ equity	(30,302)	9,664	(11,309)	35,502	100,162	80,417	(278,414)	130,352
Contract owners’ equity at beginning of period	192,976	183,312	59,154	23,652	361,894	281,477	798,915	668,563

Contract owners’ equity at end of period	$162,674	192,976	47,845	59,154	462,056	361,894	520,501	798,915

CHANGE IN UNITS:
Beginning units	4,760	5,420	1,637	722	10,104	9,965	13,854	14,137
Units purchased	345	164	211	5,147	14,159	180	222	133
Units redeemed	(356)	(824)	(49)	(4,232)	(10,225)	(41)	(755)	(416)

Ending units	4,749	4,760	1,799	1,637	14,038	10,104	13,321	13,854

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	SBVSG2		SBVHY		LOVBD		LOVCDG
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$-	-	4,206	3,376	50,447	22,761	3,525	3,312
Realized gain (loss) on investments	16,046	94,502	(14,919)	6,811	(214,811)	51,005	15,954	32
Change in unrealized gain (loss) on investments	(509,104)	(131,944)	(680)	(5,191)	(7,299)	(34,705)	(131,436)	52,544
Reinvested capital gains	26,973	215,650	-	-	2,276	12,042	57,803	46,135

Net increase (decrease) in contract owners’ equity resulting from operations	(466,085)	178,208	(11,393)	4,996	(169,387)	51,103	(54,154)	102,023

Equity transactions:
Purchase payments received from contract owners (note 4)	281,831	218,218	-	-	37,581	32,822	38,603	-
Transfers between funds	(388,914)	9,086	(3,513)	(5,828)	463,236	(2,048,196)	(83,344)	4,869
Redemptions (notes 2, 3, and 4)	(69,229)	(16,812)	(65)	(87)	(31,506)	(50,208)	(210)	(181)
Adjustments to maintain reserves	-	14	-	5	-	5	-	2

Net equity transactions	(176,312)	210,506	(3,578)	(5,910)	469,311	(2,065,577)	(44,951)	4,690

Net change in contract owners’ equity	(642,397)	388,714	(14,971)	(914)	299,924	(2,014,474)	(99,105)	106,713
Contract owners’ equity at beginning of period	1,749,483	1,360,769	75,384	76,298	780,865	2,795,339	502,452	395,739

Contract owners’ equity at end of period	$1,107,086	1,749,483	60,413	75,384	1,080,789	780,865	403,347	502,452

CHANGE IN UNITS:
Beginning units	43,475	37,979	2,903	2,977	32,660	120,747	10,071	9,964
Units purchased	13,844	15,198	139,433	84,683	251,816	87,492	991	111
Units redeemed	(18,566)	(9,702)	(139,640)	(84,757)	(232,635)	(175,579)	(1,711)	(4)

Ending units	38,753	43,475	2,696	2,903	51,841	32,660	9,351	10,071

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	MNCPS		MEGSS		MNDSC		MVFSC
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$16,440	12,072	-	-	-	-	2,444	1,892
Realized gain (loss) on investments	(129,108)	72,856	(111,723)	49,635	(28,160)	1,047	(1,617)	53,803
Change in unrealized gain (loss) on investments	(93,432)	(65,577)	(61,287)	(28,802)	(209,500)	(36,889)	(25,256)	(3,338)
Reinvested capital gains	98,562	49,337	39,621	70,222	124,236	35,046	12,863	3,718

Net increase (decrease) in contract owners’ equity resulting from operations	(107,538)	68,688	(133,389)	91,055	(113,424)	(796)	(11,566)	56,075

Equity transactions:
Purchase payments received from contract owners (note 4)	11,818	146,256	40,718	30,465	69,792	149,469	(137)	-
Transfers between funds	(151,706)	(478,644)	51,598	60,160	140,922	115,019	72,026	(255,752)
Redemptions (notes 2, 3, and 4)	(141,140)	(16,465)	(176,953)	(151,587)	(8,477)	(5,634)	(10,784)	(10,671)
Adjustments to maintain reserves	-	(4)	-	6	(1)	(5)	-	(6)

Net equity transactions	(281,028)	(348,857)	(84,637)	(60,956)	202,236	258,849	61,105	(266,429)

Net change in contract owners’ equity	(388,566)	(280,169)	(218,026)	30,099	88,812	258,053	49,539	(210,354)
Contract owners’ equity at beginning of period	952,762	1,232,931	451,150	421,051	321,170	63,117	157,965	368,319

Contract owners’ equity at end of period	$564,196	952,762	233,124	451,150	409,982	321,170	207,504	157,965

CHANGE IN UNITS:
Beginning units	51,028	71,961	14,903	17,141	19,212	3,835	8,225	24,003
Units purchased	36,169	113,342	23,985	3,467	19,471	16,774	4,161	37,726
Units redeemed	(52,508)	(134,275)	(27,595)	(5,705)	(3,650)	(1,397)	(874)	(53,504)

Ending units	34,689	51,028	11,293	14,903	35,033	19,212	11,512	8,225

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	MVIGSC		DTRTFY		GEM2		GVEXD
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$-	-	30,881	34,774	504	-	74,898	124,751
Realized gain (loss) on investments	(6)	-	(45,952)	4,274	(6)	-	(980,610)	192,802
Change in unrealized gain (loss) on investments	2,990	-	(166,026)	(47,878)	(3,610)	-	(5,187,936)	938,937
Reinvested capital gains	-	-	-	4,430	-	-	4,502,249	41,334

Net increase (decrease) in contract owners’ equity resulting from operations	2,984	-	(181,097)	(4,400)	(3,112)	-	(1,591,399)	1,297,824

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	9,329	(5)	920	-	373,775	350,431
Transfers between funds	68,156	-	(50,245)	142,028	72,622	-	1,374,972	1,832,451
Redemptions (notes 2, 3, and 4)	(74)	-	(301,069)	(191,714)	(368)	-	(109,370)	(94,465)
Adjustments to maintain reserves	(1)	-	1	(1)	-	-	(1)	5

Net equity transactions	68,081	-	(341,984)	(49,692)	73,174	-	1,639,376	2,088,422

Net change in contract owners’ equity	71,065	-	(523,081)	(54,092)	70,062	-	47,977	3,386,246
Contract owners’ equity at beginning of period	-	-	1,512,773	1,566,865	-	-	6,984,774	3,598,528

Contract owners’ equity at end of period	$71,065	-	989,692	1,512,773	70,062	-	7,032,751	6,984,774

CHANGE IN UNITS:
Beginning units	-	-	136,489	141,016	-	-	239,147	157,921
Units purchased	7,228	-	6,681	19,566	7,856	-	232,288	122,371
Units redeemed	(9)	-	(40,470)	(24,093)	(133)	-	(176,338)	(41,145)

Ending units	7,219	-	102,700	136,489	7,723	-	295,097	239,147

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	GVIXY		MCIFD		NJMMAY		NVBXD
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$72,403	48,069	12,016	15,326	(5)	-	10,136	5,573
Realized gain (loss) on investments	9,438	83,039	(13,966)	(764)	(1)	-	(1,145)	2,605
Change in unrealized gain (loss) on investments	(268,449)	43,141	(491,345)	168,269	(347)	-	(68,558)	(16,418)
Reinvested capital gains	-	-	290,804	22,961	38	-	3,439	1,264

Net increase (decrease) in contract owners’ equity resulting from operations	(186,608)	174,249	(202,491)	205,792	(315)	-	(56,128)	(6,976)

Equity transactions:
Purchase payments received from contract owners (note 4)	42,940	22,601	23,592	38,472	-	-	55,358	-
Transfers between funds	542,813	(328,710)	(125,149)	455,303	2,604	-	223,071	16,404
Redemptions (notes 2, 3, and 4)	(26,949)	(41,910)	(27,991)	(36,673)	(12)	-	(6,052)	(39,337)
Adjustments to maintain reserves	1	(7)	-	(9)	1	-	-	3

Net equity transactions	558,805	(348,026)	(129,548)	457,093	2,593	-	272,377	(22,930)

Net change in contract owners’ equity	372,197	(173,777)	(332,039)	662,885	2,278	-	216,249	(29,906)
Contract owners’ equity at beginning of period	1,597,394	1,771,171	1,414,503	751,618	-	-	294,949	324,855

Contract owners’ equity at end of period	$1,969,591	1,597,394	1,082,464	1,414,503	2,278	-	511,198	294,949

CHANGE IN UNITS:
Beginning units	109,077	133,893	61,169	40,344	-	-	23,495	25,314
Units purchased	60,577	24,093	12,082	27,233	240	-	25,018	4,451
Units redeemed	(12,617)	(48,909)	(19,142)	(6,408)	(1)	-	(1,465)	(6,270)

Ending units	157,037	109,077	54,109	61,169	239	-	47,048	23,495

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	NVGEY		NVMIVX		NVMMG2		NVMMV1
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$1,560	1,275	3,753	26	-	-	2,262	1,169
Realized gain (loss) on investments	(392)	16	(66)	-	-	3,648	(162)	(42,118)
Change in unrealized gain (loss) on investments	(15,666)	511	2,343	152	-	-	(17,549)	78,474
Reinvested capital gains	-	48	-	-	-	-	11,332	-

Net increase (decrease) in contract owners’ equity resulting from operations	(14,498)	1,850	6,030	178	-	3,648	(4,117)	37,525

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	3,078	1,104	-	56,374	210	210
Transfers between funds	12,021	85,331	88,547	7,963	-	(59,985)	10,434	-
Redemptions (notes 2, 3, and 4)	(2,830)	(293)	(172)	(9)	-	(36)	(485)	(110,670)
Adjustments to maintain reserves	-	(1)	-	(1)	-	(1)	(1)	(1)

Net equity transactions	9,191	85,037	91,453	9,057	-	(3,648)	10,158	(110,461)

Net change in contract owners’ equity	(5,307)	86,887	97,483	9,235	-	-	6,041	(72,936)
Contract owners’ equity at beginning of period	86,887	-	9,235	-	-	-	143,689	216,625

Contract owners’ equity at end of period	$81,580	86,887	106,718	9,235	-	-	149,730	143,689

CHANGE IN UNITS:
Beginning units	5,629	-	709	-	-	-	10,013	18,749
Units purchased	896	5,648	8,029	710	-	5,809	734	16
Units redeemed	(220)	(19)	(36)	(1)	-	(5,809)	(35)	(8,752)

Ending units	6,305	5,629	8,702	709	-	-	10,712	10,013

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	NVNSR1		NVSIXD		SAMY		TRF
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$108	-	24,471	22,701	142,556	-	324	80
Realized gain (loss) on investments	(10)	-	29,150	55,171	(1)	(1)	115	22
Change in unrealized gain (loss) on investments	(3,682)	-	(967,574)	78,948	-	-	(1,423)	898
Reinvested capital gains	1,417	-	347,379	52,436	178	-	918	468

Net increase (decrease) in contract owners’ equity resulting from operations	(2,167)	-	(566,574)	209,256	142,733	(1)	(66)	1,468

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	137,339	353,883	11,157,394	18,835,937	7,411	-
Transfers between funds	24,470	-	468,593	669,589	(8,755,889)	(19,721,801)	14,314	5,543
Redemptions (notes 2, 3, and 4)	(42)	-	(83,357)	(152,443)	(1,264,218)	(483,257)	(219)	(11)
Adjustments to maintain reserves	1	-	1	3	3	6	-	8

Net equity transactions	24,429	-	522,576	871,032	1,137,290	(1,369,115)	21,506	5,540

Net change in contract owners’ equity	22,262	-	(43,998)	1,080,288	1,280,023	(1,369,116)	21,440	7,008
Contract owners’ equity at beginning of period	-	-	2,634,734	1,554,446	6,483,891	7,853,007	11,090	4,082

Contract owners’ equity at end of period	$22,262	-	2,590,736	2,634,734	7,763,914	6,483,891	32,530	11,090

CHANGE IN UNITS:
Beginning units	-	-	126,330	85,160	638,734	773,607	640	287
Units purchased	1,526	-	50,015	75,211	4,025,271	3,119,351	1,508	367
Units redeemed	(3)	-	(19,782)	(34,041)	(3,909,752)	(3,254,224)	(99)	(14)

Ending units	1,523	-	156,563	126,330	754,253	638,734	2,049	640

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	AMCG		AMRI		AMTB		NBARMS
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$-	-	23	443	9,338	13,533	-	83
Realized gain (loss) on investments	15,870	9,325	6,649	7	(23,927)	293	-	857
Change in unrealized gain (loss) on investments	(216,785)	(2,695)	(15,905)	18,780	(12,031)	(14,046)	(7,907)	2,562
Reinvested capital gains	57,491	54,850	573	-	-	-	4,615	1,717

Net increase (decrease) in contract owners’ equity resulting from operations	(143,424)	61,480	(8,660)	19,230	(26,620)	(220)	(3,292)	5,219

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	1,840	1,040	36,125	3,311	-	-
Transfers between funds	(96,458)	(1,645)	(67,146)	-	309,872	534,065	-	(10,000)
Redemptions (notes 2, 3, and 4)	(1,172)	(1,799)	(342)	(310)	(315,724)	(2,907)	-	-
Adjustments to maintain reserves	(1)	(6)	1	3	1	(5)	-	(3)

Net equity transactions	(97,631)	(3,450)	(65,647)	733	30,274	534,464	-	(10,003)

Net change in contract owners’ equity	(241,055)	58,030	(74,307)	19,963	3,654	534,244	(3,292)	(4,784)
Contract owners’ equity at beginning of period	524,874	466,844	78,304	58,341	604,563	70,319	29,189	33,973

Contract owners’ equity at end of period	$283,819	524,874	3,997	78,304	608,217	604,563	25,897	29,189

CHANGE IN UNITS:
Beginning units	7,612	7,650	2,174	2,151	44,659	5,233	2,167	2,975
Units purchased	331	274	427	32	32,170	40,461	-	-
Units redeemed	(2,167)	(312)	(2,478)	(9)	(29,442)	(1,035)	-	(808)

Ending units	5,776	7,612	123	2,174	47,387	44,659	2,167	2,167

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	NOTB2		NOTBBA		NOTC2		NOVPDI
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$22,963	1,594	130	28	2,583	-	319	101
Realized gain (loss) on investments	605	11,523	-	-	(3)	-	(2,767)	(25)
Change in unrealized gain (loss) on investments	(91,495)	356	(1,159)	(220)	(6,673)	-	(541)	1,960
Reinvested capital gains	51,413	-	-	-	2,307	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(16,514)	13,473	(1,029)	(192)	(1,786)	-	(2,989)	2,036

Equity transactions:
Purchase payments received from contract owners (note 4)	-	71,285	-	-	-	-	27,896	-
Transfers between funds	(1,236)	6,112	-	-	142,960	-	(25,774)	-
Redemptions (notes 2, 3, and 4)	(5,919)	(155,513)	-	-	(103)	-	(137)	(146)
Adjustments to maintain reserves	-	7	(1)	1	-	-	(1)	(4)

Net equity transactions	(7,155)	(78,109)	(1)	1	142,857	-	1,984	(150)

Net change in contract owners’ equity	(23,669)	(64,636)	(1,030)	(191)	141,071	-	(1,005)	1,886
Contract owners’ equity at beginning of period	146,460	211,096	7,848	8,039	-	-	8,647	6,761

Contract owners’ equity at end of period	$122,791	146,460	6,818	7,848	141,071	-	7,642	8,647

CHANGE IN UNITS:
Beginning units	8,679	13,582	721	721	-	-	481	490
Units purchased	247	4,713	-	-	9,768	-	1,594	-
Units redeemed	(671)	(9,616)	-	-	(7)	-	(1,601)	(9)

Ending units	8,255	8,679	721	721	9,761	-	474	481

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	NOVPM		PMUBAM		PMVAAA		PMVEBA
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$-	-	540	321	5,160	5,425	19,317	21,921
Realized gain (loss) on investments	-	-	(169)	104	(1,675)	1,324	(60,913)	2,877
Change in unrealized gain (loss) on investments	(3,047)	1,806	(2,783)	(487)	(19,335)	301	17,159	(5,109)
Reinvested capital gains	1,267	-	1,497	271	6,723	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(1,780)	1,806	(915)	209	(9,127)	7,050	(24,437)	19,689

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	-	-	-	-	(142)	21,104
Transfers between funds	-	-	320,474	-	23,812	3,616	(589,733)	868,863
Redemptions (notes 2, 3, and 4)	-	-	(937)	(2,660)	(1,363)	(520)	(15,889)	(23,738)
Adjustments to maintain reserves	(1)	(10)	1	4	(1)	-	1	(39)

Net equity transactions	(1)	(10)	319,538	(2,656)	22,448	3,096	(605,763)	866,190

Net change in contract owners’ equity	(1,781)	1,796	318,623	(2,447)	13,321	10,146	(630,200)	885,879
Contract owners’ equity at beginning of period	7,894	6,098	15,188	17,635	52,051	41,905	1,216,185	330,306

Contract owners’ equity at end of period	$6,113	7,894	333,811	15,188	65,372	52,051	585,985	1,216,185

CHANGE IN UNITS:
Beginning units	304	304	1,147	1,349	2,164	2,025	51,815	13,712
Units purchased	-	-	25,850	-	1,847	492	305,206	208,517
Units redeemed	-	-	(75)	(202)	(928)	(353)	(327,402)	(170,414)

Ending units	304	304	26,922	1,147	3,083	2,164	29,619	51,815

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	PMVFBA		PMVFHA		PMVGBA		PMVHYA
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$1,036	1,003	8,514	9,225	6,314	11,507	27,741	24,974
Realized gain (loss) on investments	(2,941)	(152)	(64,066)	1,522	(5,558)	(504)	(77,841)	3,538
Change in unrealized gain (loss) on investments	(4,559)	(1,736)	(4,977)	(27,186)	(58,218)	(25,699)	(3,704)	(9,789)
Reinvested capital gains	-	31	214	4,942	6,342	3,468	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(6,464)	(854)	(60,315)	(11,497)	(51,120)	(11,228)	(53,804)	18,723

Equity transactions:
Purchase payments received from contract owners (note 4)	79,903	-	112	56,959	107,855	37,825	(12)	188,876
Transfers between funds	7,602	20,852	(61,254)	22,678	-	231,510	(116,564)	66,790
Redemptions (notes 2, 3, and 4)	(5,608)	(2,728)	(106,061)	(10,789)	(30,981)	(6,207)	(34,104)	(16,835)
Adjustments to maintain reserves	-	2	-	9	(2)	2	-	(1)

Net equity transactions	81,897	18,126	(167,203)	68,857	76,872	263,130	(150,680)	238,830

Net change in contract owners’ equity	75,433	17,272	(227,518)	57,360	25,752	251,902	(204,484)	257,553
Contract owners’ equity at beginning of period	17,272	-	610,114	552,754	394,145	142,243	665,037	407,484

Contract owners’ equity at end of period	$92,705	17,272	382,596	610,114	419,897	394,145	460,553	665,037

CHANGE IN UNITS:
Beginning units	1,157	-	28,378	25,207	21,611	7,475	26,431	16,783
Units purchased	7,172	1,334	16,044	7,608	7,712	15,796	231,942	74,230
Units redeemed	(666)	(177)	(24,615)	(4,437)	(3,453)	(1,660)	(237,971)	(64,582)

Ending units	7,663	1,157	19,807	28,378	25,870	21,611	20,402	26,431

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	PMVID		PMVLDA		PMVLGA		PMVRRA
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$173,174	115,321	31,987	7,951	9,827	9,805	127,104	72,001
Realized gain (loss) on investments	(35,108)	21,402	(2,723)	2,752	(311,262)	(21,185)	(41,834)	1,152
Change in unrealized gain (loss) on investments	(508,426)	(66,385)	(138,982)	(25,264)	96,892	(126,967)	(317,658)	4,610
Reinvested capital gains	374	-	-	-	-	132,100	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(369,986)	70,338	(109,718)	(14,561)	(204,543)	(6,247)	(232,388)	77,763

Equity transactions:
Purchase payments received from contract owners (note 4)	421,326	143,426	90,336	209,268	7	280,424	39,711	93,368
Transfers between funds	545,575	1,081,974	335,437	(4,961)	403,942	1,868	136,241	350,413
Redemptions (notes 2, 3, and 4)	(48,862)	(675,782)	(33,591)	(10,057)	(347,831)	(5,511)	(12,714)	(90,635)
Adjustments to maintain reserves	(2)	(14)	-	-	2	(5)	-	1

Net equity transactions	918,037	549,604	392,182	194,250	56,120	276,776	163,238	353,147

Net change in contract owners’ equity	548,051	619,942	282,464	179,689	(148,423)	270,529	(69,150)	430,910
Contract owners’ equity at beginning of period	4,488,930	3,868,988	1,635,456	1,455,767	778,577	508,048	1,797,859	1,366,949

Contract owners’ equity at end of period	$5,036,981	4,488,930	1,917,920	1,635,456	630,154	778,577	1,728,709	1,797,859

CHANGE IN UNITS:
Beginning units	332,533	292,327	107,753	95,025	29,577	18,377	89,247	71,647
Units purchased	105,880	135,636	30,424	21,702	49,861	14,766	22,891	22,432
Units redeemed	(33,818)	(95,430)	(4,117)	(8,974)	(45,781)	(3,566)	(14,728)	(4,832)

Ending units	404,595	332,533	134,060	107,753	33,657	29,577	97,410	89,247

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	PMVRSA		PMVTRA		PVGCBA		PVGMAA
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$24,936	2,481	89,057	65,661	35	48	2,648	52
Realized gain (loss) on investments	1,893	4,814	(117,247)	41,784	(658)	(167)	(340)	(13)
Change in unrealized gain (loss) on investments	(11,204)	(1,233)	(528,431)	(320,752)	(6)	-	(52,732)	1,853
Reinvested capital gains	-	-	-	127,366	-	-	22,961	-

Net increase (decrease) in contract owners’ equity resulting from operations	15,625	6,062	(556,621)	(85,941)	(629)	(119)	(27,463)	1,892

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	119,443	256,985	982	-	-	148,603
Transfers between funds	(8,793)	33,028	(63,361)	(804,334)	1,127	122	-	-
Redemptions (notes 2, 3, and 4)	(2,181)	(584)	(43,307)	(126,608)	(505)	(2)	(1,285)	(452)
Adjustments to maintain reserves	-	(3)	2	(5)	2	(1)	1	(1)

Net equity transactions	(10,974)	32,441	12,777	(673,962)	1,606	119	(1,284)	148,150

Net change in contract owners’ equity	4,651	38,503	(543,844)	(759,903)	977	-	(28,747)	150,042
Contract owners’ equity at beginning of period	62,282	23,779	3,868,711	4,628,614	-	-	150,042	-

Contract owners’ equity at end of period	$66,933	62,282	3,324,867	3,868,711	977	-	121,295	150,042

CHANGE IN UNITS:
Beginning units	6,932	3,529	180,284	212,965	-	-	8,250	-
Units purchased	20,849	11,467	28,276	60,762	1,830	3,329	-	8,276
Units redeemed	(20,922)	(8,064)	(27,766)	(93,443)	(1,741)	(3,329)	(81)	(26)

Ending units	6,859	6,932	180,794	180,284	89	-	8,169	8,250

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	PVSTA		PROA30		PROAHY		PROBIO
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$22,666	20,242	-	-	7,142	-	-	-
Realized gain (loss) on investments	(26,775)	(512)	(8,046)	(16,738)	(20,099)	-	(493)	101
Change in unrealized gain (loss) on investments	6,389	(19,775)	3,942	(6,298)	(2,034)	-	(20,120)	12,767
Reinvested capital gains	1,632	-	-	1,436	-	-	9,533	632

Net increase (decrease) in contract owners’ equity resulting from operations	3,912	(45)	(4,104)	(21,600)	(14,991)	-	(11,080)	13,500

Equity transactions:
Purchase payments received from contract owners (note 4)	13,616	37,815	1	-	-	-	-	30,278
Transfers between funds	437,993	195,275	(7,015)	13,544	230,572	-	(51,178)	36,260
Redemptions (notes 2, 3, and 4)	(203,903)	(280,537)	-	(996)	(100)	-	(4,087)	(989)
Adjustments to maintain reserves	2	6	(1)	1	(2)	-	1	6

Net equity transactions	247,708	(47,441)	(7,015)	12,549	230,470	-	(55,264)	65,555

Net change in contract owners’ equity	251,620	(47,486)	(11,119)	(9,051)	215,479	-	(66,344)	79,055
Contract owners’ equity at beginning of period	967,338	1,014,824	11,119	20,170	-	-	118,117	39,062

Contract owners’ equity at end of period	$1,218,958	967,338	-	11,119	215,479	-	51,773	118,117

CHANGE IN UNITS:
Beginning units	67,223	70,484	750	1,108	-	-	2,315	886
Units purchased	81,298	88,198	7,200	7,164	38,885	-	146	1,468
Units redeemed	(63,683)	(91,459)	(7,950)	(7,522)	(26,296)	-	(1,362)	(39)

Ending units	84,838	67,223	-	750	12,589	-	1,099	2,315

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	PROBL		PROBM		PROBNK		PROBR
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$-	-	6	10	268	-	-	-
Realized gain (loss) on investments	(51,058)	-	(418)	83	(7,006)	-	(14,872)	-
Change in unrealized gain (loss) on investments	-	-	(127)	127	(1,882)	-	-	-
Reinvested capital gains	1,890	-	28	82	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(49,168)	-	(511)	302	(8,620)	-	(14,872)	-

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	-	1,104	-	-	-	-
Transfers between funds	53,030	-	(3,303)	2,461	37,201	-	14,922	-
Redemptions (notes 2, 3, and 4)	(3,862)	-	(20)	(32)	(284)	-	(50)	-
Adjustments to maintain reserves	-	-	(1)	-	-	-	-	-

Net equity transactions	49,168	-	(3,324)	3,533	36,917	-	14,872	-

Net change in contract owners’ equity	-	-	(3,835)	3,835	28,297	-	-	-
Contract owners’ equity at beginning of period	-	-	3,835	-	-	-	-	-

Contract owners’ equity at end of period	$-	-	-	3,835	28,297	-	-	-

CHANGE IN UNITS:
Beginning units	-	-	162	-	-	-	-	-
Units purchased	63,197	-	-	325	6,964	-	133,804	-
Units redeemed	(63,197)	-	(162)	(163)	(5,763)	-	(133,804)	-

Ending units	-	-	-	162	1,201	-	-	-

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	PROCG		PROCS		PROE30		PROEM
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$61	381	-	-	141	-	74	-
Realized gain (loss) on investments	(364)	(46)	(38,973)	(8)	(1,524)	(7)	(13,360)	356
Change in unrealized gain (loss) on investments	(40,531)	6,978	980	(1,586)	(276)	276	12,151	(18,776)
Reinvested capital gains	4,839	5,401	899	13,795	414	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(35,995)	12,714	(37,094)	12,201	(1,245)	269	(1,135)	(18,420)

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	(103)	2,796	-	-	-	-
Transfers between funds	113,358	90,000	(149,362)	75,000	(11,771)	12,747	(74,741)	88,120
Redemptions (notes 2, 3, and 4)	(2,706)	(634)	(3,430)	(1,159)	-	-	(745)	(979)
Adjustments to maintain reserves	1	(1)	-	8	-	-	-	(5)

Net equity transactions	110,653	89,365	(152,895)	76,645	(11,771)	12,747	(75,486)	87,136

Net change in contract owners’ equity	74,658	102,079	(189,989)	88,846	(13,016)	13,016	(76,621)	68,716
Contract owners’ equity at beginning of period	102,079	-	189,989	101,143	13,016	-	87,197	18,481

Contract owners’ equity at end of period	$176,737	102,079	-	189,989	-	13,016	10,576	87,197

CHANGE IN UNITS:
Beginning units	2,622	-	3,942	2,313	786	-	7,608	1,322
Units purchased	3,488	2,641	58	1,653	-	822	113	6,499
Units redeemed	(82)	(19)	(4,000)	(24)	(786)	(36)	(6,620)	(213)

Ending units	6,028	2,622	-	3,942	-	786	1,101	7,608

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	PROFIN		PROGMM		PROHC		PROIND
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$76	-	-	-	-	8	-	-
Realized gain (loss) on investments	(11,896)	(818)	-	-	437	695	(16,353)	6,416
Change in unrealized gain (loss) on investments	(3,262)	1,046	-	-	(3,471)	2,062	(673)	(4,622)
Reinvested capital gains	989	-	-	-	3,566	1,648	2,239	719

Net increase (decrease) in contract owners’ equity resulting from operations	(14,093)	228	-	-	532	4,413	(14,787)	2,513

Equity transactions:
Purchase payments received from contract owners (note 4)	55,791	-	-	-	-	-	55,791	-
Transfers between funds	(3,548)	39,625	-	(407)	139,023	4,440	(19,134)	42,928
Redemptions (notes 2, 3, and 4)	(387)	(15)	-	(28)	(603)	(23)	(926)	(1,151)
Adjustments to maintain reserves	(1)	-	-	(1)	1	(19)	-	13

Net equity transactions	51,855	39,610	-	(436)	138,421	4,398	35,731	41,790

Net change in contract owners’ equity	37,762	39,838	-	(436)	138,953	8,811	20,944	44,303
Contract owners’ equity at beginning of period	39,838	-	-	436	27,583	18,772	69,257	24,954

Contract owners’ equity at end of period	$77,600	39,838	-	-	166,536	27,583	90,201	69,257

CHANGE IN UNITS:
Beginning units	1,257	-	-	43	571	472	1,800	755
Units purchased	5,701	2,830	-	-	3,513	387	9,734	1,801
Units redeemed	(4,073)	(1,573)	-	(43)	(418)	(288)	(8,756)	(756)

Ending units	2,885	1,257	-	-	3,666	571	2,778	1,800

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	PROJP		PROLCG		PROLCV		PROMC
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$-	-	-	-	-	-	-	-
Realized gain (loss) on investments	(4,075)	1,244	(179,638)	76,846	(57,212)	-	(360)	37
Change in unrealized gain (loss) on investments	(3,543)	(8,401)	12,959	(50,165)	-	-	(24,996)	12,065
Reinvested capital gains	2,401	6,291	29,305	84,893	-	-	13,425	2,371

Net increase (decrease) in contract owners’ equity resulting from operations	(5,217)	(866)	(137,374)	111,574	(57,212)	-	(11,931)	14,473

Equity transactions:
Purchase payments received from contract owners (note 4)	-	540	173,370	-	-	-	-	-
Transfers between funds	(6,105)	42,827	(994,249)	285,525	104,634	-	10,825	-
Redemptions (notes 2, 3, and 4)	(24,753)	(1,262)	(644)	(13,262)	(47,421)	-	(560)	(609)
Adjustments to maintain reserves	1	8	(1)	4	(1)	-	1	(6)

Net equity transactions	(30,857)	42,113	(821,524)	272,267	57,212	-	10,266	(615)

Net change in contract owners’ equity	(36,074)	41,247	(958,898)	383,841	-	-	(1,665)	13,858
Contract owners’ equity at beginning of period	72,918	31,671	964,588	580,747	-	-	79,182	65,324

Contract owners’ equity at end of period	$36,844	72,918	5,690	964,588	-	-	77,517	79,182

CHANGE IN UNITS:
Beginning units	3,253	1,468	17,681	13,824	-	-	2,484	2,504
Units purchased	-	2,170	5,094	35,492	38,012	-	420	-
Units redeemed	(1,428)	(385)	(22,625)	(31,635)	(38,012)	-	(46)	(20)

Ending units	1,825	3,253	150	17,681	-	-	2,858	2,484

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	PROMCG		PROMCV		PRON		PRONET
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$-	-	6	11	-	-	-	-
Realized gain (loss) on investments	(74)	-	(13)	23,096	(7,339)	20,048	(147,707)	6,118
Change in unrealized gain (loss) on investments	(16,387)	-	(966)	3,045	(2,857)	(16,686)	(20,315)	(44,738)
Reinvested capital gains	12,048	-	604	-	3,694	8,050	49,066	54,586

Net increase (decrease) in contract owners’ equity resulting from operations	(4,413)	-	(369)	26,152	(6,502)	11,412	(118,956)	15,966

Equity transactions:
Purchase payments received from contract owners (note 4)	59,318	-	-	-	7,496	-	-	-
Transfers between funds	-	-	2,246	(126,559)	180,536	(165,126)	(175,554)	(29,451)
Redemptions (notes 2, 3, and 4)	(222)	-	(58)	(337)	(50,757)	(1,983)	(1,816)	(2,537)
Adjustments to maintain reserves	-	-	-	9	(1)	23	-	(25)

Net equity transactions	59,096	-	2,188	(126,887)	137,274	(167,086)	(177,370)	(32,013)

Net change in contract owners’ equity	54,683	-	1,819	(100,735)	130,772	(155,674)	(296,326)	(16,047)
Contract owners’ equity at beginning of period	-	-	4,581	105,316	22,920	178,594	352,586	368,633

Contract owners’ equity at end of period	$54,683	-	6,400	4,581	153,692	22,920	56,260	352,586

CHANGE IN UNITS:
Beginning units	-	-	148	4,368	312	3,035	5,832	6,421
Units purchased	1,891	-	80	149	43,401	-	266	693
Units redeemed	(8)	-	(2)	(4,369)	(40,546)	(2,723)	(4,371)	(1,282)

Ending units	1,883	-	226	148	3,167	312	1,727	5,832

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	PROOG		PROPHR		PROPM		PRORE
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$134	-	-	-	-	-	76	-
Realized gain (loss) on investments	(1,877)	1,436	(3,020)	-	(7,364)	(10,855)	(3,113)	(351)
Change in unrealized gain (loss) on investments	517	-	-	-	(5,061)	7,059	-	-
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(1,226)	1,436	(3,020)	-	(12,425)	(3,796)	(3,037)	(351)

Equity transactions:
Purchase payments received from contract owners (note 4)	1,000	-	-	-	-	-	-	-
Transfers between funds	63,403	(1,436)	3,080	-	(7,029)	4,360	3,100	351
Redemptions (notes 2, 3, and 4)	(81)	-	(60)	-	(2,319)	(1,223)	(62)	-
Adjustments to maintain reserves	-	-	-	-	1	(4)	(1)	-

Net equity transactions	64,322	(1,436)	3,020	-	(9,347)	3,133	3,037	351

Net change in contract owners’ equity	63,096	-	-	-	(21,772)	(663)	-	-
Contract owners’ equity at beginning of period	-	-	-	-	35,016	35,679	-	-

Contract owners’ equity at end of period	$63,096	-	-	-	13,244	35,016	-	-

CHANGE IN UNITS:
Beginning units	-	-	-	-	5,512	5,114	-	-
Units purchased	12,035	4,913	6,994	-	13,214	17,104	1,068	2,045
Units redeemed	(8,238)	(4,913)	(6,994)	-	(16,383)	(16,706)	(1,068)	(2,045)

Ending units	3,797	-	-	-	2,343	5,512	-	-

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	PRORRO		PROSC		PROSCG		PROSCN
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$-	-	-	-	-	-	-	-
Realized gain (loss) on investments	49,677	55	(109)	945	(1,736)	3,449	3,462	45,439
Change in unrealized gain (loss) on investments	(2,515)	-	(31,596)	4,076	176	(1,766)	(66,645)	(12,529)
Reinvested capital gains	-	-	9,667	3,681	763	1,548	5,503	10,403

Net increase (decrease) in contract owners’ equity resulting from operations	47,162	55	(22,038)	8,702	(797)	3,231	(57,680)	43,313

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	-	-	-	-	-	-
Transfers between funds	14,668	(39)	3,839	44,759	1,488	(13,103)	(35,476)	(7,005)
Redemptions (notes 2, 3, and 4)	(4,255)	(16)	(298)	(799)	(127)	(2,711)	(1,591)	(1,087)
Adjustments to maintain reserves	1	-	(1)	14	(1)	(6)	1	(4)

Net equity transactions	10,414	(55)	3,540	43,974	1,360	(15,820)	(37,066)	(8,096)

Net change in contract owners’ equity	57,576	-	(18,498)	52,676	563	(12,589)	(94,746)	35,217
Contract owners’ equity at beginning of period	-	-	100,224	47,548	5,539	18,128	179,006	143,789

Contract owners’ equity at end of period	$57,576	-	81,726	100,224	6,102	5,539	84,260	179,006

CHANGE IN UNITS:
Beginning units	-	-	3,395	1,818	138	546	2,106	2,512
Units purchased	317,450	1,523	187	1,708	211	139	151	4,410
Units redeemed	(300,752)	(1,523)	(40)	(131)	(153)	(547)	(671)	(4,816)

Ending units	16,698	-	3,542	3,395	196	138	1,586	2,106

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	PROSCV		PROSIN		PROSN		PROTEC
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$-	14	-	-	-	-	-	-
Realized gain (loss) on investments	(88)	4,426	(6,696)	-	8,996	-	(983)	168
Change in unrealized gain (loss) on investments	(1,230)	(212)	-	-	7	-	(12,891)	1,809
Reinvested capital gains	663	-	-	-	-	-	4,323	711

Net increase (decrease) in contract owners’ equity resulting from operations	(655)	4,228	(6,696)	-	9,003	-	(9,551)	2,688

Equity transactions:
Purchase payments received from contract owners (note 4)	(1)	-	-	-	-	-	5,831	-
Transfers between funds	4,454	(17,754)	6,696	-	(2,040)	-	6,461	20,892
Redemptions (notes 2, 3, and 4)	(214)	(2,672)	-	-	(958)	-	(580)	(93)
Adjustments to maintain reserves	1	(6)	-	-	-	-	(1)	-

Net equity transactions	4,240	(20,432)	6,696	-	(2,998)	-	11,711	20,799

Net change in contract owners’ equity	3,585	(16,204)	-	-	6,005	-	2,160	23,487
Contract owners’ equity at beginning of period	-	16,204	-	-	-	-	23,487	-

Contract owners’ equity at end of period	$3,585	-	-	-	6,005	-	25,647	23,487

CHANGE IN UNITS:
Beginning units	-	692	-	-	-	-	316	-
Units purchased	144	-	48,554	-	1,626,456	-	489	338
Units redeemed	(8)	(692)	(48,554)	-	(1,619,329)	-	(268)	(22)

Ending units	136	-	-	-	7,127	-	537	316

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	PROTEL		PROUB		PROUMC		PROUN
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$-	-	-	-	-	-	-	-
Realized gain (loss) on investments	(67)	-	(5,765)	6,038	(15)	8	(269,963)	8,069
Change in unrealized gain (loss) on investments	-	-	(78,302)	33,944	(46)	46	(29,778)	30,908
Reinvested capital gains	-	-	27,434	-	-	-	81,794	-

Net increase (decrease) in contract owners’ equity resulting from operations	(67)	-	(56,633)	39,982	(61)	54	(217,947)	38,977

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	-	140,212	-	-	413	63,981
Transfers between funds	67	-	14,029	(26,036)	(447)	457	332,246	81,955
Redemptions (notes 2, 3, and 4)	-	-	(3,041)	(2,722)	(1)	(1)	(3,490)	(2,812)
Adjustments to maintain reserves	-	-	1	-	(1)	-	1	(1)

Net equity transactions	67	-	10,989	111,454	(449)	456	329,170	143,123

Net change in contract owners’ equity	-	-	(45,644)	151,436	(510)	510	111,223	182,100
Contract owners’ equity at beginning of period	-	-	151,436	-	510	-	182,100	-

Contract owners’ equity at end of period	$-	-	105,792	151,436	-	510	293,323	182,100

CHANGE IN UNITS:
Beginning units	-	-	1,311	-	7	-	499	-
Units purchased	1,539	-	368	1,605	-	10	40,951	596
Units redeemed	(1,539)	-	(174)	(294)	(7)	(3)	(39,391)	(97)

Ending units	-	-	1,505	1,311	-	7	2,059	499

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	PROUSC		PROUSN		PROUTL		PVDIB
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$-	-	-	-	-	-	2,262	247
Realized gain (loss) on investments	(86)	5	(67,887)	(17,402)	3	(5,312)	(3,944)	(120)
Change in unrealized gain (loss) on investments	3	(3)	-	-	2,978	5,040	213	(2,787)
Reinvested capital gains	-	-	-	-	-	-	714	-

Net increase (decrease) in contract owners’ equity resulting from operations	(83)	2	(67,887)	(17,402)	2,981	(272)	(755)	(2,660)

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	(17)	83,404	-	-	-	-
Transfers between funds	(384)	467	69,218	(65,954)	33,860	(18,918)	(13,112)	-
Redemptions (notes 2, 3, and 4)	(1)	(1)	(1,315)	(46)	(59)	-	(1,399)	(1,482)
Adjustments to maintain reserves	-	-	1	(2)	-	6	1	(2)

Net equity transactions	(385)	466	67,887	17,402	33,801	(18,912)	(14,510)	(1,484)

Net change in contract owners’ equity	(468)	468	-	-	36,782	(19,184)	(15,265)	(4,144)
Contract owners’ equity at beginning of period	468	-	-	-	-	19,184	35,285	39,429

Contract owners’ equity at end of period	$-	468	-	-	36,782	-	20,020	35,285

CHANGE IN UNITS:
Beginning units	8	-	-	-	-	734	2,686	2,793
Units purchased	-	11	105,659,623	1,458,595	1,224	-	-	-
Units redeemed	(8)	(3)	(105,659,623)	(1,458,595)	(2)	(734)	(1,125)	(107)

Ending units	-	8	-	-	1,222	-	1,561	2,686

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	PVEIB		PVHYB		PVIB		PVNOB
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$9,121	7,305	13,525	13,876	4,358	7,690	115	5
Realized gain (loss) on investments	60,864	34,770	(18,399)	1,980	(14,209)	(49,976)	(284)	428
Change in unrealized gain (loss) on investments	(136,055)	90,335	(4,419)	3,306	770	(4,332)	(7,289)	2,414
Reinvested capital gains	52,840	22,744	513	-	-	25,783	3,212	326

Net increase (decrease) in contract owners’ equity resulting from operations	(13,230)	155,154	(8,780)	19,162	(9,081)	(20,835)	(4,246)	3,173

Equity transactions:
Purchase payments received from contract owners (note 4)	55,369	2,067	7,496	-	-	46,323	-	-
Transfers between funds	263,765	8,808	(402,750)	289,941	(70,467)	(512,655)	95,423	20,717
Redemptions (notes 2, 3, and 4)	(17,192)	(195,240)	(1,847)	(2,378)	(326)	(2,907)	(1,400)	(931)
Adjustments to maintain reserves	(2)	(1)	-	8	-	(6)	1	(5)

Net equity transactions	301,940	(184,366)	(397,101)	287,571	(70,793)	(469,245)	94,024	19,781

Net change in contract owners’ equity	288,710	(29,212)	(405,881)	306,733	(79,874)	(490,080)	89,778	22,954
Contract owners’ equity at beginning of period	665,608	694,820	413,464	106,731	86,413	576,493	26,282	3,328

Contract owners’ equity at end of period	$954,318	665,608	7,583	413,464	6,539	86,413	116,060	26,282

CHANGE IN UNITS:
Beginning units	16,587	22,043	22,260	6,032	5,689	36,216	1,515	237
Units purchased	16,582	3,750	195,167	111,588	-	7,077	7,264	1,437
Units redeemed	(8,618)	(9,206)	(216,965)	(95,360)	(5,190)	(37,604)	(101)	(159)

Ending units	24,551	16,587	462	22,260	499	5,689	8,678	1,515

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	RWMVI		RWMVN		ROCMC		ROCSC
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$4,812	-	355	211	-	-	837	5,585
Realized gain (loss) on investments	16	-	-	-	(68,304)	14,406	(1,928)	3,664
Change in unrealized gain (loss) on investments	(3,900)	-	(1,052)	28	(64,006)	21,893	(58,232)	53,719
Reinvested capital gains	-	-	-	-	95,327	6,328	3,767	-

Net increase (decrease) in contract owners’ equity resulting from operations	928	-	(697)	239	(36,983)	42,627	(55,556)	62,968

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	-	-	-	22,855	1,440	30,356
Transfers between funds	107,177	-	-	-	19,007	(46,144)	(113,481)	201,595
Redemptions (notes 2, 3, and 4)	(2,314)	-	-	-	(2,760)	(970)	(6,182)	(9,688)
Adjustments to maintain reserves	1	-	(1)	(6)	(1)	13	-	(5)

Net equity transactions	104,864	-	(1)	(6)	16,246	(24,246)	(118,223)	222,258

Net change in contract owners’ equity	105,792	-	(698)	233	(20,737)	18,381	(173,779)	285,226
Contract owners’ equity at beginning of period	-	-	9,184	8,951	168,935	150,554	384,691	99,465

Contract owners’ equity at end of period	$105,792	-	8,486	9,184	148,198	168,935	210,912	384,691

CHANGE IN UNITS:
Beginning units	-	-	687	687	4,411	5,109	11,490	3,827
Units purchased	10,119	-	-	-	5,752	599	8,297	9,572
Units redeemed	(530)	-	-	-	(5,175)	(1,297)	(12,849)	(1,909)

Ending units	9,589	-	687	687	4,988	4,411	6,938	11,490

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	TRBCG2		TREI2		TRHS2		TRLT2
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$-	-	8,608	4,715	-	-	6,327	4,301
Realized gain (loss) on investments	157,682	187,394	(1,163)	9,036	52,576	81,200	(1,886)	1,001
Change in unrealized gain (loss) on investments	(1,802,195)	(51,337)	(61,726)	3,298	(216,156)	(23,847)	(25,742)	(8,972)
Reinvested capital gains	122,711	480,552	28,465	29,114	24,892	76,274	554	2,753

Net increase (decrease) in contract owners’ equity resulting from operations	(1,521,802)	616,609	(25,816)	46,163	(138,688)	133,627	(20,747)	(917)

Equity transactions:
Purchase payments received from contract owners (note 4)	74,091	218,922	188,373	289,574	11,770	202,793	23,489	961
Transfers between funds	(595,645)	235,036	17,491	(7,937)	279,593	6,570	96	112,098
Redemptions (notes 2, 3, and 4)	(83,272)	(379,147)	(49,422)	(4,966)	(31,910)	(72,947)	(107,023)	(20,414)
Adjustments to maintain reserves	4	16	1	(11)	1	(38)	-	(6)

Net equity transactions	(604,822)	74,827	156,443	276,660	259,454	136,378	(83,438)	92,639

Net change in contract owners’ equity	(2,126,624)	691,436	130,627	322,823	120,766	270,005	(104,185)	91,722
Contract owners’ equity at beginning of period	4,321,090	3,629,654	416,749	93,926	1,204,147	934,142	452,333	360,611

Contract owners’ equity at end of period	$2,194,466	4,321,090	547,376	416,749	1,324,913	1,204,147	348,148	452,333

CHANGE IN UNITS:
Beginning units	66,970	66,003	13,515	3,814	12,850	11,248	33,643	26,787
Units purchased	10,920	11,081	12,838	11,947	8,856	4,262	9,283	8,527
Units redeemed	(22,441)	(10,114)	(7,942)	(2,246)	(5,512)	(2,660)	(15,732)	(1,671)

Ending units	55,449	66,970	18,411	13,515	16,194	12,850	27,194	33,643

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	TAVV		TPVSGP		VVGGS		VWBF
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$5,494	-	188	155	-	1,162	2,068	388
Realized gain (loss) on investments	(271,425)	-	-	23	(118)	(6,886)	(38)	65
Change in unrealized gain (loss) on investments	3,925	-	(4,858)	1,891	(5,323)	51	(2,524)	(472)
Reinvested capital gains	-	-	2,090	160	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(262,006)	-	(2,580)	2,229	(5,441)	(5,673)	(494)	(19)

Equity transactions:
Purchase payments received from contract owners (note 4)	12,930	-	-	-	-	24,884	-	-
Transfers between funds	487,722	-	-	-	8,588	(15,315)	26,249	13,796
Redemptions (notes 2, 3, and 4)	(64,170)	-	(152)	(177)	(197)	(118)	(206)	(219)
Adjustments to maintain reserves	1	-	1	(4)	-	(3)	(1)	(3)

Net equity transactions	436,483	-	(151)	(181)	8,391	9,448	26,042	13,574

Net change in contract owners’ equity	174,477	-	(2,731)	2,048	2,950	3,775	25,548	13,555
Contract owners’ equity at beginning of period	-	-	19,919	17,871	34,547	30,772	21,213	7,658

Contract owners’ equity at end of period	$174,477	-	17,188	19,919	37,497	34,547	46,761	21,213

CHANGE IN UNITS:
Beginning units	-	-	998	1,007	2,751	2,107	1,314	455
Units purchased	165,702	-	-	-	713	3,389	1,812	7,606
Units redeemed	(157,891)	-	(9)	(9)	(18)	(2,745)	(15)	(6,747)

Ending units	7,811	-	989	998	3,446	2,751	3,111	1,314

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	VWEM		VWHA		VVB		VVCA
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$1,348	5,569	7,647	429	96,801	74,993	23,879	6,783
Realized gain (loss) on investments	(48,769)	1,391	19,245	91	(43,688)	14,262	(25,701)	1,336
Change in unrealized gain (loss) on investments	(186,960)	(93,449)	(36,415)	14,150	(1,543,244)	556,831	(179,129)	6,695
Reinvested capital gains	93,529	13,598	-	-	559,562	244,211	45,050	18,631

Net increase (decrease) in contract owners’ equity resulting from operations	(140,852)	(72,891)	(9,523)	14,670	(930,569)	890,297	(135,901)	33,445

Equity transactions:
Purchase payments received from contract owners (note 4)	58,769	540	31,044	-	482,355	324,040	30,019	551,065
Transfers between funds	(9,980)	32,613	296,116	9,450	826,339	441,040	(45,709)	81,323
Redemptions (notes 2, 3, and 4)	(8,054)	(16,827)	(15,518)	(2,325)	(149,789)	(63,281)	(492,398)	(11,283)
Adjustments to maintain reserves	-	14	-	(3)	(1)	(4)	1	(3)

Net equity transactions	40,735	16,340	311,642	7,122	1,158,904	701,795	(508,087)	621,102

Net change in contract owners’ equity	(100,117)	(56,551)	302,119	21,792	228,335	1,592,092	(643,988)	654,547
Contract owners’ equity at beginning of period	525,515	582,066	99,354	77,562	6,083,958	4,491,866	1,178,199	523,652

Contract owners’ equity at end of period	$425,398	525,515	401,473	99,354	6,312,293	6,083,958	534,211	1,178,199

CHANGE IN UNITS:
Beginning units	15,309	14,944	4,126	3,830	284,312	249,204	93,400	43,888
Units purchased	5,122	2,404	13,409	397	116,356	40,790	44,269	50,617
Units redeemed	(4,044)	(2,039)	(2,155)	(101)	(55,596)	(5,682)	(87,783)	(1,105)

Ending units	16,387	15,309	15,380	4,126	345,072	284,312	49,886	93,400

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	VVCG		VVDV		VVEI		VVEIX
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$11,218	7,025	13,043	9,587	90,847	52,856	85,844	60,112
Realized gain (loss) on investments	50,780	225,444	131,347	(1,185)	21,863	15,599	226,534	378,999
Change in unrealized gain (loss) on investments	(597,963)	(8,379)	(460,019)	300,639	(567,101)	585,782	(2,367,648)	1,046,263
Reinvested capital gains	176,385	79,838	130,588	17,860	431,115	56,483	355,593	232,164

Net increase (decrease) in contract owners’ equity resulting from operations	(359,580)	303,928	(185,041)	326,901	(23,276)	710,720	(1,699,677)	1,717,538

Equity transactions:
Purchase payments received from contract owners (note 4)	19,486	338,431	-	46,830	292,619	212,101	351,332	1,433,195
Transfers between funds	183,867	510,389	(113,496)	344,478	1,412,855	461,908	749,353	592,501
Redemptions (notes 2, 3, and 4)	(33,742)	(650,520)	(15,442)	(19,133)	(277,906)	(179,308)	(135,751)	(428,895)
Adjustments to maintain reserves	(1)	9	2	1	2	(6)	2	(6)

Net equity transactions	169,610	198,309	(128,936)	372,176	1,427,570	494,695	964,936	1,596,795

Net change in contract owners’ equity	(189,970)	502,237	(313,977)	699,077	1,404,294	1,205,415	(734,741)	3,314,333
Contract owners’ equity at beginning of period	2,152,683	1,650,446	1,711,707	1,012,630	3,650,722	2,445,307	9,005,529	5,691,196

Contract owners’ equity at end of period	$1,962,713	2,152,683	1,397,730	1,711,707	5,055,016	3,650,722	8,270,788	9,005,529

CHANGE IN UNITS:
Beginning units	70,742	65,756	76,240	58,697	160,738	134,596	307,749	249,388
Units purchased	25,189	34,313	14,295	20,804	87,433	42,990	77,654	103,742
Units redeemed	(19,424)	(29,327)	(20,023)	(3,261)	(23,561)	(16,848)	(38,889)	(45,381)

Ending units	76,507	70,742	70,512	76,240	224,610	160,738	346,514	307,749

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	VVG		VVGBI		VVHGB		VVHYB
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$(11,955)	(9,237)	35,367	1,184	278,570	199,027	123,043	63,828
Realized gain (loss) on investments	(163,414)	108,856	(9,072)	189	(140,646)	60,359	(38,287)	15,395
Change in unrealized gain (loss) on investments	(3,608,643)	267,022	(255,685)	(9,325)	(2,508,199)	(600,198)	(357,118)	(5,891)
Reinvested capital gains	1,691,885	327,298	14,454	2,665	112,264	92,860	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(2,092,127)	693,939	(214,936)	(5,287)	(2,258,011)	(247,952)	(272,362)	73,332

Equity transactions:
Purchase payments received from contract owners (note 4)	65,614	1,408,261	53,164	660,427	1,067,115	3,601,634	176,622	955,066
Transfers between funds	633,975	944,443	149,804	679,233	883,231	2,022,012	427,130	370,165
Redemptions (notes 2, 3, and 4)	(245,833)	(140,064)	(19,288)	(30,752)	(1,183,931)	(401,446)	(184,127)	(131,220)
Adjustments to maintain reserves	-	(5)	-	(3)	-	2	(2)	5

Net equity transactions	453,756	2,212,635	183,680	1,308,905	766,415	5,222,202	419,623	1,194,016

Net change in contract owners’ equity	(1,638,371)	2,906,574	(31,256)	1,303,618	(1,491,596)	4,974,250	147,261	1,267,348
Contract owners’ equity at beginning of period	5,909,865	3,003,291	1,511,457	207,839	16,373,605	11,399,355	2,838,577	1,571,229

Contract owners’ equity at end of period	$4,271,494	5,909,865	1,480,201	1,511,457	14,882,009	16,373,605	2,985,838	2,838,577

CHANGE IN UNITS:
Beginning units	166,863	99,693	138,123	18,597	1,294,131	883,298	191,945	109,880
Units purchased	54,079	80,634	24,566	124,088	329,250	545,261	72,764	107,959
Units redeemed	(39,496)	(13,464)	(6,593)	(4,562)	(264,670)	(134,428)	(41,393)	(25,894)

Ending units	181,446	166,863	156,096	138,123	1,358,711	1,294,131	223,316	191,945

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	VVI		VVMA		VVMCI		VVREI
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$67,492	463	2,224	1,073	44,608	26,435	34,607	24,272
Realized gain (loss) on investments	(4,712)	550,521	(18,923)	(8)	183	39,373	19,012	62,894
Change in unrealized gain (loss) on investments	(3,783,564)	(1,189,736)	(28,245)	4,144	(1,685,748)	529,367	(784,247)	452,737
Reinvested capital gains	1,236,914	492,856	6,203	3,227	551,556	218,085	89,714	38,239

Net increase (decrease) in contract owners’ equity resulting from operations	(2,483,870)	(145,896)	(38,741)	8,436	(1,089,401)	813,260	(640,914)	578,142

Equity transactions:
Purchase payments received from contract owners (note 4)	780,477	648,764	807,850	14,164	467,088	1,259,532	100,646	433,452
Transfers between funds	579,668	936,520	(75,110)	134,795	835,245	1,022,629	147,307	305,760
Redemptions (notes 2, 3, and 4)	(192,061)	(896,694)	(6,720)	(923)	(186,739)	(143,634)	(85,764)	(216,163)
Adjustments to maintain reserves	2	(1)	-	-	-	1	-	3

Net equity transactions	1,168,086	688,589	726,020	148,036	1,115,594	2,138,528	162,189	523,052

Net change in contract owners’ equity	(1,315,784)	542,693	687,279	156,472	26,193	2,951,788	(478,725)	1,101,194
Contract owners’ equity at beginning of period	7,999,836	7,457,143	156,472	-	5,521,982	2,570,194	2,410,522	1,309,328

Contract owners’ equity at end of period	$6,684,052	7,999,836	843,751	156,472	5,548,175	5,521,982	1,931,797	2,410,522

CHANGE IN UNITS:
Beginning units	336,365	307,941	11,630	-	217,243	125,429	100,556	76,388
Units purchased	118,917	99,948	70,439	11,701	86,249	107,260	24,861	61,289
Units redeemed	(52,096)	(71,524)	(7,286)	(71)	(33,941)	(15,446)	(15,806)	(37,121)

Ending units	403,186	336,365	74,783	11,630	269,551	217,243	109,611	100,556

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	VVSCG		VVSTC		VVTISI		VVTSM
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$152	887	138,301	158,425	142,039	20,360	158,396	99,656
Realized gain (loss) on investments	(27,068)	2,674	(87,650)	12,167	1,440	4,555	232,098	227,121
Change in unrealized gain (loss) on investments	(341,966)	54,807	(754,562)	(287,602)	(1,155,917)	89,380	(4,759,798)	1,854,864
Reinvested capital gains	175,406	35,154	78,525	44,661	160,969	12,961	1,039,738	562,294

Net increase (decrease) in contract owners’ equity resulting from operations	(193,476)	93,522	(625,386)	(72,349)	(851,469)	127,256	(3,329,566)	2,743,935

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	646,644	885,863	471,855	2,233,494	300,069	2,955,119
Transfers between funds	(25,340)	6,787	717,379	1,777,295	342,411	1,561,793	773,684	1,691,627
Redemptions (notes 2, 3, and 4)	(8,843)	(17,564)	(408,889)	(159,526)	(39,986)	(16,518)	(825,905)	(513,609)
Adjustments to maintain reserves	1	5	(2)	5	(3)	5	1	(8)

Net equity transactions	(34,182)	(10,772)	955,132	2,503,637	774,277	3,778,774	247,849	4,133,129

Net change in contract owners’ equity	(227,658)	82,750	329,746	2,431,288	(77,192)	3,906,030	(3,081,717)	6,877,064
Contract owners’ equity at beginning of period	755,313	672,563	10,505,070	8,073,782	5,093,738	1,187,708	16,268,664	9,391,600

Contract owners’ equity at end of period	$527,655	755,313	10,834,816	10,505,070	5,016,546	5,093,738	13,186,947	16,268,664

CHANGE IN UNITS:
Beginning units	32,173	32,639	886,190	676,311	394,165	99,497	575,513	416,367
Units purchased	1,289	345	271,555	294,896	104,892	301,110	102,303	200,740
Units redeemed	(3,278)	(811)	(185,840)	(85,017)	(35,693)	(6,442)	(96,208)	(41,594)

Ending units	30,184	32,173	971,905	886,190	463,364	394,165	581,608	575,513

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	VRVDRA		VRVNMA		MGRFV		NO7TB3
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$4,126	1,811	19,495	6,979	8,864	-	14,929	1,970
Realized gain (loss) on investments	(720)	4,385	(25,732)	15,692	3,477	821	(163,278)	391
Change in unrealized gain (loss) on investments	(126,030)	42,753	(35,887)	(19,477)	(8,129)	(37,903)	(46,668)	30,339
Reinvested capital gains	9,801	4,894	-	-	-	36,715	148,094	4,613

Net increase (decrease) in contract owners’ equity resulting from operations	(112,823)	53,843	(42,124)	3,194	4,212	(367)	(46,923)	37,313

Equity transactions:
Purchase payments received from contract owners (note 4)	1,000	-	214,076	40,391	-	15,000	-	-
Transfers between funds	132,250	195,107	120,586	(240,606)	(19,561)	328,170	(442,390)	208,578
Redemptions (notes 2, 3, and 4)	(10,655)	(2,685)	(29,123)	(3,211)	(203,653)	(11,322)	(10,691)	(2,557)
Adjustments to maintain reserves	1	(4)	1	(6)	-	5	-	(4)

Net equity transactions	122,596	192,418	305,540	(203,432)	(223,214)	331,853	(453,081)	206,017

Net change in contract owners’ equity	9,773	246,261	263,416	(200,238)	(219,002)	331,486	(500,004)	243,330
Contract owners’ equity at beginning of period	361,387	115,126	301,969	502,207	792,619	461,133	500,004	256,674

Contract owners’ equity at end of period	$371,160	361,387	565,385	301,969	573,617	792,619	-	500,004

CHANGE IN UNITS:
Beginning units	10,962	5,113	18,819	31,634	54,751	32,198	35,997	21,073
Units purchased	8,993	9,464	35,160	9,378	3,415	23,346	2,284	15,115
Units redeemed	(4,722)	(3,615)	(15,036)	(22,193)	(18,888)	(793)	(38,281)	(191)

Ending units	15,233	10,962	38,943	18,819	39,278	54,751	-	35,997

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	LPVQD2		OVTRBS		WRGBP
	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$-	387	21,656	2,517	2,210	9,453
Realized gain (loss) on investments	(1,924)	1	(116,016)	4,079	(4,757)	(2,223)
Change in unrealized gain (loss) on investments	(606)	1,540	9,841	(16,475)	58	(8,841)
Reinvested capital gains	338	-	-	5,205	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(2,192)	1,928	(84,519)	(4,674)	(2,489)	(1,611)

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	1	1,653	-	58,529
Transfers between funds	(14,815)	-	(862,282)	842,419	(1,626)	(267,190)
Redemptions (notes 2, 3, and 4)	(73)	(150)	(16,164)	(9,358)	(3,891)	(5,172)
Adjustments to maintain reserves	1	1	(2)	(3)	-	3

Net equity transactions	(14,887)	(149)	(878,447)	834,711	(5,517)	(213,830)

Net change in contract owners’ equity	(17,079)	1,779	(962,966)	830,037	(8,006)	(215,441)
Contract owners’ equity at beginning of period	17,079	15,300	962,966	132,929	8,006	223,447

Contract owners’ equity at end of period	$-	17,079	-	962,966	-	8,006

CHANGE IN UNITS:
Beginning units	1,118	1,128	64,743	8,772	580	16,045
Units purchased	-	-	1,387	59,420	3,829	5,437
Units redeemed	(1,118)	(10)	(66,130)	(3,449)	(4,409)	(20,902)

Ending units	-	1,118	-	64,743	-	580

*

For all subaccounts not included herein but listed as an investment option in note 1(b), there was no activity during the two-year period. See note 1(b) for all investments available for which no contract owners were invested at December 31, 2022, if applicable.

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Jefferson National Life of New York Annuity Account 1 (the Separate Account) was established pursuant to a resolution of the Board of Directors of Jefferson National Life Insurance Company of New York (the Company) on June 20, 2014. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940. The Separate Account is an Investment Company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services – Investment Companies. The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Separate Account. The Separate Account offers an interest-only variable annuity product.

(b) The Contracts

The Separate Account offers variable annuity insurance benefits intended to serve the long-term saving needs of investors. The primary distribution for the contracts is through the brokerage community; however, other distributors are utilized. Contract features are described in the applicable prospectus.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

With certain exceptions, contract owners in either the accumulation or payout phase may invest in any of the following:

Advisors Preferred Trust

Advisors Preferred Trust - Gold Bullion Strategy Portfolio (APTGBS)

Alger Portfolios

Alger Capital Appreciation Portfolio - Class I2 Shares (ALCAI2)

Alger Large Cap Growth Portfolio: Class I-2 Shares (ALCGI2)*

Alger Mid Cap Growth Portfolio: Class I-2 Shares (ALMGI2)

Alliance Variable Products Series

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Sustainable International Thematic Portfolio: Class B (ABIGB)*

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Sustainable Global Thematic Growth Portfolio: Class B (ABTGB)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B (ALVDAB)*

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class A (ALVGIA)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B (ALVIVB)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B (ALVSVB)

Allspring Variable Trust

Allspring Variable Trust - VT Discovery Fund: Class 2 (SVDF)

Allspring Variable Trust - VT Opportunity Fund: Class 2 (SVOF)*

ALPS Variable Investment Trust

ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III (AAEIP3)

ALPS Variable Investment Trust - Morningstar Aggressive Growth ETF Asset Allocation Portfolio: Class II (AAGEA2)

ALPS Variable Investment Trust - Morningstar Balanced ETF Asset Allocation Portfolio: Class II (ABEAA2)

ALPS Variable Investment Trust - Morningstar Conservative ETF Asset Allocation Portfolio: Class II (ACEAA2)

ALPS Variable Investment Trust - Morningstar Growth ETF Asset Allocation Portfolio: Class II (AGEAA2)

ALPS Variable Investment Trust - ALPS/Red Rocks Global Opportunity Portfolio: Class III (ARLPE3)*

ALPS Variable Investment Trust - Morningstar Income and Growth ETF Asset Allocation Portfolio: Class II (AUGEA2)

American Century Variable Portfolios

American Century Variable Portfolios, Inc. - American Century VP Balanced Fund: Class I (ACVB)

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I (ACVI)

American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I (ACVIG)

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II (ACVIP2)

American Century Variable Portfolios, Inc. - American Century VP Large Company Value Fund: Class I (ACVLVI)

American Century Variable Portfolios, Inc. - American Century VP Ultra(R) Fund: Class I (ACVU1)

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I (ACVV)

American Funds Insurance Series

American Funds Insurance Series(R) - Asset Allocation Fund: Class 4 (AMVAA4)

American Funds Insurance Series(R) - Washington Mutual Investors Fund: Class 4 (AMVBC4)

American Funds Insurance Series(R) - The Bond Fund of America: Class 4 (AMVBD4)

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

American Funds Insurance Series(R) - Capital Income Builder(R): Class 4 (AMVCB4)

American Funds Insurance Series(R) - Capital World Bond Fund: Class 4 (AMVGB4)

American Funds Insurance Series(R) - Global Growth Fund: Class 4 (AMVGG4)

American Funds Insurance Series(R) - Growth-Income Fund: Class 4 (AMVGI4)

American Funds Insurance Series(R) - Growth Fund: Class 4 (AMVGR4)

American Funds Insurance Series(R) - Global Small Capitalization Fund: Class 4 (AMVGS4)

American Funds Insurance Series(R) - Capital World Growth and Income Fund: Class 4 (AMVGW4)

American Funds Insurance Series(R) - American High-Income Trust Fund: Class 4 (AMVHI4)

American Funds Insurance Series(R) - International Fund: Class 4 (AMVI4)

American Funds Insurance Series(R) - International Growth and Income Fund: Class 4 (AMVIG4)

American Funds Insurance Series(R) - American Funds Mortgage Fund: Class 4 (AMVM4)

American Funds Insurance Series(R) - New World Fund: Class 4 (AMVNW4)

American Funds Insurance Series(R) - U.S. Government Securities Fund: Class 4 (AMVUA4)

American Funds Insurance Series(R) - Managed Risk Asset Allocation Fund: Class P2 (AVPAP2)

American Funds Insurance Series(R) - Managed Risk Washington Mutual Investors Fund: Class P2 (AVRBP2)

Amundi Pioneer Asset Management

Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II (PIHYB2)

Pioneer Variable Contracts Trust - Pioneer Bond VCT Portfolio: Class II (PIVB2)

Pioneer Variable Contracts Trust - Pioneer Equity Income VCT Portfolio: Class II (PIVEI2)

Pioneer Variable Contracts Trust - Pioneer Fund VCT Portfolio: Class II (PIVF2)

Pioneer Variable Contracts Trust - Pioneer Mid Cap Value VCT Portfolio: Class II (PIVMV2)

Pioneer Variable Contracts Trust - Pioneer Strategic Income VCT Portfolio: Class II (PIVSI2)

BlackRock Variable Series Trust Funds

BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III (BRVED3)

BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III (BRVHY3)

BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III (BRVTR3)

BlackRock Variable Series Funds II, Inc. - BlackRock U.S. Government Bond V.I. Fund : Class III (BRVUG3)

BlackRock Variable Series Funds, Inc. - BlackRock Advantage Large Cap Core V.I. Fund: Class III (BVLCC3)

BlackRock Variable Series Funds, Inc. - BlackRock Advantage Large Cap Value V.I. Fund: Class III (BVLCV3)*

BlackRock Variable Series Funds, Inc. - BlackRock Large Cap Focus Growth V.I. Fund: Class III (BVLFG3)

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III (MLVGA3)

BNY Mellon Funds

BNY Mellon Stock Index Fund, Inc.: Initial Shares (DSIF)

BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares (DSRG)

BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares (DVSCS)

Calvert Variable Series

Calvert Variable Series, Inc. - Calvert VP SRI Balanced Portfolio: Class F (CVSBF)

Columbia Variable Portfolio

Columbia Funds Variable Insurance Trust II - Columbia Variable Portfolio - Seligman Global Technology: Class 2 (CLVGT2)

Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Select Large Cap Value Fund: Class 1 (CLVLV1)

Columbia Funds Variable Insurance Trust - Columbia Variable Portfolio - Strategic Income Fund: Class 2 (CLVSI2)

Columbia Funds Variable Trust II - Columbia Variable Portfolio - Select Small Cap Value Fund: Class 1 (CLVSV1)

Credit Suisse Trust

Credit Suisse Trust - Commodity Return Strategy Portfolio: Class 1 (CSCRS)

Delaware VIP Trust

Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class (DWVSVS)

DFA Investment Dimensions

DFA Investment Dimensions Group Inc. - VA Equity Allocation Portfolio: Institutional Class (DFVEA)

DFA Investment Dimensions Group Inc. - VA Global Bond Portfolio (DFVGB)

DFA Investment Dimensions Group Inc. - VA Global Moderate Allocation Portfolio: Institutional Class (DFVGMI)

DFA Investment Dimensions Group Inc. - VA International Small Portfolio (DFVIS)

DFA Investment Dimensions Group Inc. - VA International Value Portfolio (DFVIV)

DFA Investment Dimensions Group Inc. - VA Short-Term Fixed Portfolio (DFVSTF)

DFA Investment Dimensions Group Inc. - VA U.S. Large Value Portfolio (DFVULV)

DFA Investment Dimensions Group Inc. - VA U.S. Targeted Value Portfolio (DFVUTV)

Eaton Vance VP

Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class (ETVFR)

Federated Hermes Insurance Series

Federated Hermes Insurance Series - Federated Hermes High Income Bond Fund II: Primary Shares (FHIB)

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

Federated Hermes Insurance Series - Federated Hermes Kaufmann Fund II: Service Shares (FVK2S)

Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Primary Shares (FVU2)

Fidelity VIP

Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 (FB2)

Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Service Class 2 (FC2)

Fidelity Variable Insurance Products Fund - VIP Disciplined Small Cap Portfolio: Service Class 2 (FDSCS2)

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 (FEI2)

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 (FG2)

Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 (FGI2)

Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class 2 (FGO2)

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 (FHI2)

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 (FIGBP2)

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 (FMC2)

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 (FNRS2)

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 (FO2)

Fidelity Variable Insurance Products - VIP Real Estate Portfolio: Service Class 2 (FRESS2)

Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class 2 (FV2)

Fidelity Variable Insurance Products Fund - VIP Freedom Income Portfolio: Service Class 2 (FVFI2)

Fidelity Variable Insurance Products Fund - VIP International Capital Appreciation Portfolio: Service Class 2 (FVICA2)

Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Service Class 2 (FVSIS2)

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 (FVSS2)

First Eagle

First Eagle Variable Funds - Overseas Variable Fund (FEOVF)

Franklin Templeton VIP Trust

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 (FTVGI2)

Franklin Global Real Estate II (FTVGR2)

Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 (FTVIS2)

Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Shares VIP Fund: Class 2 (FTVMS2)

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 (FTVRD2)

Franklin Templeton Variable Insurance Products Trust - Franklin Strategic Income VIP Fund: Class 2 (FTVSI2)

Franklin Templeton Variable Insurance Products Trust - Franklin U.S. Government Securities VIP Fund: Class 2 (FTVUG2)

Goldman Sachs Variable Insurance Trust

Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Advisor Shares (GVMSA)

Guggenheim Variable Trust

Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series) (GVFRB)

Rydex Variable Trust - Russell 2000(R) 2X Strategy Fund (GVR2XS)*

Guggenheim Variable Funds Trust - Series E (Total Return Bond) (GVTRBE)

Rydex Variable Trust - Inverse NASDAQ-100(R) Strategy Fund (RAF)

Rydex Variable Trust - Biotechnology Fund (RBF)

Rydex Variable Trust - Banking Fund (RBKF)*

Rydex Variable Trust - Basic Materials Fund (RBMF)*

Rydex Variable Trust - Consumer Products Fund (RCPF)*

Rydex Variable Trust - Electronics Fund (RELF)

Rydex Variable Trust - Energy Fund (RENF)

Rydex Variable Trust - Energy Services Fund (RESF)*

Rydex Variable Trust - Financial Services Fund (RFSF)*

Rydex Variable Trust - Health Care Fund (RHCF)

Rydex Variable Trust - High Yield Strategy Fund (RHYS)*

Rydex Variable Trust - Internet Fund (RINF)*

Rydex Variable Trust - Inverse Government Long Bond Strategy Fund (RJNF)

Rydex Variable Trust - Europe 1.25x Strategy Fund (RLCE)*

Rydex Variable Trust - Japan 2x Strategy Fund (RLCJ)*

Rydex Variable Trust - Leisure Fund (RLF)

Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund (RMED)

Rydex Variable Trust - Russell 2000(R) 1.5x Strategy Fund (RMEK)*

Rydex Variable Trust - Nova Fund (RNF)*

Rydex Variable Trust - NASDAQ-100(R) Fund (ROF)

Rydex Variable Trust - Precious Metals Fund (RPMF)

Rydex Variable Trust - Real Estate Fund (RREF)

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

Rydex Variable Trust - Retailing Fund (RRF)

Rydex Variable Trust - Guggenheim Long Short Equity Fund (RSRF)*

Rydex Variable Trust - Technology Fund (RTEC)

Rydex Variable Trust - Telecommunications Fund (RTEL)*

Rydex Variable Trust - S&P 500 2x Strategy Fund (RTF)

Rydex Variable Trust - Transportation Fund (RTRF)*

Rydex Variable Trust - Inverse S&P 500 Strategy Fund (RUF)

Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund (RUGB)*

Rydex Variable Trust - Utilities Fund (RUTL)

Rydex Variable Trust - Multi-Hedge Strategies Fund (RVARS)

Rydex Variable Trust - Commodities Strategy Fund (RVCMD)

Rydex Variable Trust - NASDAQ-100(R) 2x Strategy Fund (RVF)

Rydex Variable Trust - Inverse Dow 2x Strategy Fund (RVIDD)*

Rydex Variable Trust - Inverse Mid-Cap Strategy Fund (RVIMC)*

Rydex Variable Trust - Inverse Russell 2000(R) Strategy Fund (RVISC)*

Rydex Variable Trust - S&P 500 Pure Growth Fund (RVLCG)

Rydex Variable Trust - S&P 500 Pure Value Fund (RVLCV)

Rydex Variable Trust - Dow 2x Strategy Fund (RVLDD)*

Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund (RVMCG)

Rydex Variable Trust - S&P MidCap 400 Pure Value Fund (RVMCV)

Rydex Variable Trust - Global Managed Futures Fund (RVMFU)

Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund (RVSCG)*

Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund (RVSCV)*

Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund (RVSDL)*

Rydex Variable Trust - Weakening Dollar 2x Strategy Fund (RVWDL)*

Guggenheim Variable Funds Trust - Series J (StylePlus Mid Growth Series) (SBLJ)*

Guggenheim Variable Funds Trust - Series P (High Yield Series) (SBLP)*

Guggenheim Variable Funds Trust - Series Q (Small Cap Value Series) (SBLQ)*

Guggenheim Variable Funds Trust - Series Y (StylePlus - Large Growth Series) (SBLY)

Invesco V. I.

Invesco - Invesco V.I. Comstock Fund: Series I Shares (ACC1)

Invesco - Invesco V.I. Growth and Income Fund: Series I Shares (ACGI)

Invesco - Invesco V.I. Core Equity Fund: Series I Shares (AVGI)*

Invesco - Invesco V.I. High Yield Fund: Series I Shares (AVHY1)

Invesco - Invesco V.I. EQV International Equity Fund: Series I Shares (AVIE)

Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares (IVBRA2)

Invesco - Invesco V.I. Core Plus Bond Fund: Series II Shares (IVCPB2)

Invesco - Invesco V.I. Core Plus Bond Fund: Series I Shares (IVCPBI)

Invesco - Invesco V.I. Diversified Dividend Fund: Series I Shares (IVDDI)

Invesco - Invesco V.I. Government Money Market Fund: Series I Shares (IVGMMI)

Invesco - Invesco V.I. Government Securities Fund: Series I Shares (IVGS1)

Invesco - Invesco V.I. Health Care Fund: Series I Shares (IVHS)

Invesco - Invesco V.I. Equity and Income Fund: Series I Shares (IVKEI1)

Invesco - Invesco V.I. Main Street Mid Cap Fund: Series II Shares (IVMCC2)

Invesco - Invesco V.I. Global Real Estate Fund: Series I Shares (IVRE)

Invesco - Invesco V.I. Technology Fund: Series I Shares (IVT)

Invesco - Invesco V.I. Main Street Fund: Series II (OVGIS)*

Invesco - Invesco V.I. Global Fund: Series II (OVGSS)

Invesco Oppenheimer V.I. International Growth Fund: Series II (OVIGS)

Invesco - Invesco V.I. Global Strategic Income Fund: Series II (OVSBS)*
Ivy VIP

Ivy Variable Insurance Portfolios - Delaware Ivy Asset Strategy: Class II (WRASP)

Ivy Variable Insurance Portfolios - Delaware Ivy Corporate Bond: Class II (WRBDP)

Ivy Variable Insurance Portfolios - Delaware Ivy Balanced: Class II (WRBP)

Ivy Variable Insurance Portfolios - Delaware Ivy Energy: Class II (WRENG)

Ivy Variable Insurance Portfolios - Delaware Ivy Natural Resources: Class II (WRGNR)

Ivy Variable Insurance Portfolios - Delaware Ivy High Income: Class II (WRHIP)

Ivy Variable Insurance Portfolios - Delaware Ivy Limited-Term Bond: Class II (WRLTBP)

Ivy Variable Insurance Portfolios - Delaware Ivy Mid Cap Growth: Class II (WRMCG)

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

Ivy Variable Insurance Portfolios - Delaware Ivy Science and Technology: Class II (WRSTP)

Ivy Variable Insurance Portfolios - Delaware Ivy Value: Class II (WRVP)

Janus Aspen Series

Janus Aspen Series - Janus Henderson Balanced Portfolio: Institutional Shares (JABIN)

Janus Aspen Series - Janus Henderson Enterprise Portfolio: Institutional Shares (JAEI)

Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares (JAFBS)

Janus Aspen Series - Janus Henderson Forty Portfolio: Institutional Shares (JAFRIN)

Janus Aspen Series - Janus Henderson Global Research Portfolio: Institutional Shares (JAGRIN)

Janus Aspen Series - Janus Henderson Overseas Portfolio: Institutional Shares (JAIG)

Janus Aspen Series - Janus Henderson Research Portfolio: Institutional Shares (JARIN)

Janus Aspen Series - Janus Henderson Adaptive Risk Managed U.S. Equity Portfolio: Service Shares (JIULVV)

Janus Aspen Series - Janus Henderson Mid Cap Value Portfolio: Institutional Shares (JMCVIN)

John Hancock

John Hancock Variable Insurance Trust - Emerging Markets Value Trust: Series NAV (JHEVTN)

JPMorgan

JPMorgan Insurance Trust - JPMorgan Insurance Trust Global Allocation Portfolio: Class 2 (JPIGA2)

JPMorgan Insurance Trust - JPMorgan Insurance Trust Income Builder Portfolio: Class 2 (JPIIB2)

Lazard Retirement Series Fund

Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares (LZREMS)

Lazard Retirement Series, Inc. - Lazard Retirement Global Dynamic Multi-Asset Portfolio: Service Shares (LZRGDM)*

Lazard Retirement International Equity - Service (LZRIES)

Lazard Retirement Series, Inc. - Lazard Retirement U.S. Small-Mid Cap Equity Portfolio: Service Shares (LZRUSM)

LMPV Equity Trust

LMCBV Aggressive Growth I (LPVCAI)

Legg Mason Partners Variable Equity Trust - ClearBridge Variable Dividend Strategy Portfolio: Class I (LPVCII)

Legg Mason Partners Variable Equity Trust - ClearBridge Variable Large Cap Growth Portfolio: Class I (LVCLGI)

Legg Mason Partners Variable Equity Trust - ClearBridge Variable Small Cap Growth Portfolio: Class II (SBVSG2)

LMPV Income Trust

Western Asset Variable Global High Yield Bond Portfolio: Class I (SBVHY)

Lord Abbett Series Fund, Inc.

Lord Abbett Series Fund, Inc. - Bond Debenture Portfolio: Class VC (LOVBD)

Lord Abbett Series Fund, Inc. - Dividend Growth Portfolio: Class VC (LOVCDG)

Lord Abbett Series Fund, Inc. - Growth and Income Portfolio: Class VC (LOVGI)*

MainStay VP Funds Trust

MainStay VP Funds Trust - MainStay VP MacKay Convertible Portfolio: Service Class (MNCPS)

MFS Variable Insurance Trust

MFS(R) Variable Insurance Trust - MFS Growth Series: Service Class (MEGSS)

MFS(R) Variable Insurance Trust - MFS New Discovery Series: Service Class (MNDSC)

MFS(R) Variable Insurance Trust - MFS Value Series: Service Class (MVFSC)

MFS(R) Variable Insurance Trust II - MFS International Growth Portfolio: Service Class (MVIGSC)

Nationwide Variable Insurance

Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class Y (DTRTFY)

Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II (GEM2)

Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class Y (GVEXD)

Nationwide Variable Insurance Trust - NVIT International Index Fund: Class Y (GVIXY)

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class Y (MCIFD)

Nationwide Variable Insurance Trust - NVIT J.P. Morgan Mozaic(SM) Multi-Asset Fund: Class Y (NJMMAY)

Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class Y (NVBXD)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class P (NVDCAP)*

Nationwide Variable Insurance Trust - NVIT iShares Fixed Income ETF Fund: Class Y (NVFIY)*

Nationwide Variable Insurance Trust - NVIT iShares Global Equity ETF Fund: Class Y (NVGEY)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class P (NVIDMP)*

Nationwide Variable Insurance Trust - NVIT NS Partners International Focused Growth Fund: Class II (NVMIG6)*

Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X (NVMIVX)

Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class II (NVMMG2)*

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class I (NVMMV1)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Sustainable U.S. Equity Fund: Class I (NVNSR1)

Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class Y (NVSIXD)

Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class Y (SAMY)

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I (TRF)

Neuberger Berman Advisers Management Trust

Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: I Class Shares (AMCG)

Neuberger Berman Advisers Management Trust - Mid Cap Intrinsic Value Portfolio: I Class Shares (AMRI)

Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I Shares (AMSRS)*

Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares (AMTB)

Neuberger Berman Advisers Management Trust - U.S. Equity Index PutWrite Strategy Portfolio: S Class Shares (NBARMS)

Northern Lights Variable Trust

Northern Lights Variable Trust - TOPS Aggressive Growth ETF Portfolio: Class 2 (NOTAG2)*

Northern Lights TOPS Managed Risk Balanced ETF - Class 2 (NOTB2)

Northern Lights Variable Trust - BTS Tactical Fixed Income VIT Fund: Class 2 (NOTBBA)

Northern Lights Variable Trust - TOPS Balanced ETF Portfolio: Class 2 (NOTBE2)*

Northern Lights Variable Trust - TOPS Conservative ETF Portfolio: Class 2 (NOTC2)

Northern Lights TOPS Managed Risk Growth ETF - Class 2 (NOTG2)*

Northern Lights Variable Trust - TOPS Growth ETF Portfolio: Class 2 (NOTGR2)*

Northern Lights Variable Trust - TOPS Moderate Growth ETF Portfolio: Class 2 (NOTMD2)*

Northern Lights TOPS Managed Risk Moderate Growth ETF -2 (NOTMG2)*

Northern Lights Variable Trust - Donoghue Forlines Dividend VIT Fund: Class 1 (NOVPDI)

Northern Lights Variable Trust - Donoghue Forlines Momentum VIT Fund: Class 1 (NOVPM)

PIMCO Variable Insurance Trust

PIMCO VIT Dynamic Bond - Admin (PMUBAM)

PIMCO Variable Insurance Trust - All Asset Portfolio: Administrative Class (PMVAAA)

PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Administrative Class (PMVEBA)

PIMCO Variable Insurance Trust - International Bond Portfolio (unhedged): Administrative Class (PMVFBA)

PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Administrative Class (PMVFHA)

PIMCO Variable Insurance Trust - Global Bond Opportunities Portfolio (Unhedged): Administrative Class (PMVGBA)

PIMCO Variable Insurance Trust - High Yield Portfolio: Administrative Class (PMVHYA)

PIMCO Variable Insurance Trust - Income Portfolio: Administrative Class (PMVID)

PIMCO Variable Insurance Trust - Low Duration Portfolio: Administrative Class (PMVLDA)

PIMCO Variable Insurance Trust - Long-Term U.S. Government Portfolio: Administrative Class (PMVLGA)

PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class (PMVRRA)

PIMCO Variable Insurance Trust - CommodityRealReturn(R) Strategy Portfolio: Administrative Class (PMVRSA)

PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class (PMVTRA)

PIMCO Variable Insurance Trust - Global Core Bond (Hedged) Portfolio: Administrative Class (PVGCBA)

PIMCO Variable Insurance Trust - Global Managed Asset Allocation Portfolio: Administrative Class (PVGMAA)

PIMCO Variable Insurance Trust - Short-Term Portfolio: Administrative Class (PVSTA)

ProFunds VP

ProFund VP Asia 30 (PROA30)*

ProFund Access VP High Yield Fund (PROAHY)

ProFund VP Biotechnology (PROBIO)

ProFund VP Bull (PROBL)*

ProFund VP Basic Materials (PROBM)*

ProFund VP Banks (PROBNK)

ProFund VP Bear (PROBR)*

ProFund VP Consumer Goods (PROCG)

ProFund VP Consumer Services (PROCS)*

ProFund VP Europe 30 (PROE30)*

ProFund VP Emerging Markets (PROEM)

ProFund VP Financials (PROFIN)

ProFunds VP Falling US Dollar (PROFUD)*

ProFunds VP Government Money Market (PROGMM)*

ProFund VP U.S. Government Plus (PROGVP)*

ProFund VP Health Care (PROHC)

ProFund VP Industrials (PROIND)

ProFund VP International (PROINT)*

ProFund VP Japan (PROJP)

ProFunds VP Large-Cap Growth (PROLCG)

ProFunds VP Large-Cap Value (PROLCV)*

ProFunds VP Mid-Cap (PROMC)

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

ProFunds VP Mid-Cap Growth (PROMCG)

ProFunds VP Mid-Cap Value (PROMCV)

ProFund VP NASDAQ-100 (PRON)

ProFund VP Internet (PRONET)

ProFund VP Oil & Gas (PROOG)

ProFund VP Pharmaceuticals (PROPHR)*

ProFund VP Precious Metals (PROPM)

ProFund VP Real Estate (PRORE)*

ProFund VP Rising Rates Opportunity (PRORRO)

ProFunds VP Small Cap (PROSC)

ProFunds VP Small-Cap Growth (PROSCG)

ProFund VP Semiconductor (PROSCN)

ProFunds VP Small-Cap Value (PROSCV)

ProFund VP Short Emerging Markets (PROSEM)*

ProFund VP Short International (PROSIN)*

ProFunds VP Short Mid-Cap (PROSMC)*

ProFund VP Short NASDAQ-100 (PROSN)

ProFunds VP Short Small-Cap (PROSSC)*

ProFund VP Technology (PROTEC)

ProFund VP Telecommunications (PROTEL)*

ProFunds VP UltraBull (PROUB)

ProFunds VP UltraMid-Cap (PROUMC)*

ProFund VP UltraNASDAQ-100 (PROUN)

ProFunds VP UltraSmall-Cap (PROUSC)*

ProFund VP UltraShort NASDAQ-100 (PROUSN)*

ProFund VP Utilities (PROUTL)

Putnam Variable Trust

Putnam VT Mortgage Securities Cl IB (PVAGIB)*

Putnam Variable Trust - Putnam VT Multi-Asset Absolute Return Fund: Class IB (PVAR5B)*

Putnam VT Diversified Income Cl IB (PVDIB)

Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB (PVEIB)

Putnam VT High Yield Cl IB (PVHYB)

Putnam Variable Trust - Putnam VT Income Fund: Class IB (PVIB)

Putnam Variable Trust - Putnam VT International Value Fund: Class IB (PVIGIB)*

Putnam VT Sustainable Leaders Class IB (PVNOB)

Redwood

Two Roads Shared Trust - Redwood Managed Volatility Portfolio: Class I (RWMVI)

Two Roads Shared Trust - Redwood Managed Volatility Portfolio: Class N (RWMVN)

Royce Capital Fund

Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class (ROCMC)

Royce Capital Fund - Royce Small-Cap Portfolio: Investment Class (ROCSC)

T. Rowe Price VIP II

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: II (TRBCG2)

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: II (TREI2)

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II (TRHS2)

T. Rowe Price Fixed Income Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: II (TRLT2)

Third Avenue Variable Series

Third Avenue Value (TAVV)

Timothy Plan Variable Series

Timothy Plan - Conservative Growth VS Fund (TPVCGP)*

Timothy Plan - Strategic Growth VS Fund (TPVSGP)

VanEck VIP

VanEck VIP Trust - VanEck VIP Global Gold Fund: Class S (VVGGS)

VanEck VIP Trust - VanEck VIP Emerging Markets Bond Fund: Initial Class (VWBF)

VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class (VWEM)

VanEck VIP Trust - VanEck VIP Global Resources Fund: Initial Class (VWHA)

Vanguard Variable Insurance Funds

Vanguard Variable Insurance Fund - Balanced Portfolio (VVB)

Vanguard Variable Insurance Fund - Conservative Allocation Portfolio (VVCA)

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

Vanguard Variable Insurance Fund - Capital Growth Portfolio (VVCG)

Vanguard Variable Insurance Fund - Diversified Value Portfolio (VVDV)

Vanguard Variable Insurance Fund - Equity Income Portfolio (VVEI)

Vanguard Variable Insurance Fund - Equity Index Portfolio (VVEIX)

Vanguard Variable Insurance Fund - Growth Portfolio (VVG)

Vanguard Variable Insurance Fund-Global Bond Index Portfolio (VVGBI)

Vanguard Variable Insurance Fund - Total Bond Market Index Portfolio (VVHGB)

Vanguard Variable Insurance Fund - High Yield Bond Portfolio (VVHYB)

Vanguard Variable Insurance Fund - International Portfolio (VVI)

Vanguard Variable Insurance Fund - Moderate Allocation Portfolio (VVMA)

Vanguard Variable Insurance Fund - Mid-Cap Index Portfolio (VVMCI)

Vanguard Variable Insurance Fund - Real Estate Index Portfolio (VVREI)

Vanguard Variable Insurance Fund - Small Company Growth Portfolio (VVSCG)

Vanguard Variable Insurance Fund - Short-Term Investment-Grade Portfolio (VVSTC)

Vanguard Variable Insurance Fund-Total International Stock Market Index Portfolio (VVTISI)

Vanguard Variable Insurance Fund - Total Stock Market Index Portfolio (VVTSM)

Virtus Variable Insurance Trust

Virtus Variable Insurance Trust - Virtus SGA International Growth Series: Class A (VRVDIA)*

Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A (VRVDRA)

Virtus Variable Insurance Trust - Virtus Newfleet Multi-Sector Intermediate Bond Series: Class A (VRVNMA)

Westchester Capital Management

The Merger Fund VL - The Merger Fund VL (MGRFV)

*	At December 31, 2022, contract owners were not invested in this fund.

Unless listed below, the financial statements presented are as of December 31, 2022 and for each of the years in the two-year period ended December 31, 2022. For the subaccounts listed below with inception dates in 2022, the financial statements are as of December 31, 2022 and for the period from the inception date to December 31, 2022. For the subaccounts listed below with liquidation dates in 2022, the financial statements are for the period from January 1, 2022 to the liquidation date. For the subaccounts listed below with inception dates in 2021, the prior year financial statements reflect the period from inception date to December 31, 2021.

	Inception Date	Liquidation Date
ProFunds VP UltraBull (PROUB)	1/4/2021
Fidelity VIP Energy Service Class 2 (FNRS2)	2/17/2021
Vanguard VIF Moderate Allocation (VVMA)	3/15/2021
Amundi Pioneer High Yield VCT Class II (PIHYB2)	4/1/2021
PIMCO VIT Global Core Bond (Hedged) Adm (PVGCBA)	4/21/2021
Guggenheim Rydex Commodities Strategy (RVCMD)	4/27/2021
ProFunds VP Consumer Goods (PROCG)	4/30/2021
NVIT Allspring Discovery II (NVMMG2)	5/17/2021
ProFunds VP UltraShort NASDAQ-100 (PROUSN)	5/17/2021
NVIT iShares ETF Global Equity Fund Y (NVGEY)	6/16/2021
Invesco V.I. Growth and Income I (ACGI)	8/25/2021
American Century Variable Portfolios, Inc. - American Century VP Large Company Value Fund: Class I (ACVLVI)	10/25/2021
NVIT Columbia Overseas Value Class X (NVMIVX)	11/24/2021
Invesco - Invesco V.I. Core Plus Bond Fund: Series II Shares (IVCPB2)	4/28/2022
Fidelity VIP Value Strategies - Serv II (FVSS2)	6/8/2022
MFS VIT International Growth - Service (MVIGSC)	8/29/2022
NVIT Emerging Markets Class II (GEM2)	5/10/2022
Delaware Ivy VIP Global Bond (WRGBP)		4/27/2022
Northern Lights 7Twelve Balanced Cl 3 (NO7TB3)		12/7/2022

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

For the two-year period ending December 31, 2022, the following underlying mutual fund mergers occurred. Underlying mutual funds that were acquired during the period ending December 31, 2022 are no longer available as of December 31, 2022. Underlying mutual funds that were acquired during the period ending December 31, 2021 are no longer available as of December 31, 2021.

Acquired Underlying Mutual Fund	Acquiring Underlying Mutual Fund	Effective Date
Legg Mason QS Dynamic Multi Strategy (LPVQD2)	Invesco V.I. Government Money Market I (IVGMMI)	8/18/2022
Invesco V.I Core Bond (OVTRBS)	Invesco V.I. Core Plus Bond (IVCPB2)	4/28/2022

For the one-year period ended December 31, 2022, the following subaccount name changes occurred:

Subaccount Abbreviation	Current Legal Name	Prior Legal Name	Effective Date
ABIGB	AllianceBernstein Sustainable International Thematic	AllianceBernstein International Growth	5/1/2022
ABTGB	AllianceBernstein Sustainable Global Thematic Growth	AllianceBernstein Global Thematic Growth	5/1/2022
CLVGT2	Columbia Funds Variable Insurance Trust II - Columbia Variable Portfolio - Seligman Global Technology: Class 2	CVP Seligman Global Technology - Class 2	5/1/2022
RSRF	Guggenheim Rydex Long Short Equity	Guggenheim Long Short Equity	5/1/2022
RVARS	Guggenheim Rydex Multi-Hedge Strategies	Guggenheim Multi-Hedge Strategies	5/1/2022
RVMFU	Guggenheim Rydex Global Managed Futures	Guggenheim Global Managed Futures	5/1/2022
AVIE	Invesco V.I. EQV International Equity	Invesco V.I. International Growth	5/1/2022
JIULVV	Janus Henderson Adaptive Risk Managed U.S. Equity	Janus Henderson U.S. Low Volatility	6/20/2022
NVMIG6	NVIT NS Partners International Focused Growth	NVIT AllianzGI International Growth	7/18/2022
VWBF	VanEck VIP Trust - VanEck VIP Emerging Markets Bond Fund: Initial Class	VanEck VIP Emerging Markets Bond Initial Cl	5/1/2022
VWEM	VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class	VanEck VIP Emerging Markets Initial Cl	5/1/2022
VWHA	VanEck VIP Trust - VanEck VIP Global Resources Fund: Initial Class	VanEck VIP Global Resources Initial Cl	5/1/2022

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to subaccounts and/or the fixed account as instructed by the contract owner. Shares of the subaccounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing Net Asset Value per share at December 31, 2022 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Separate Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Separate Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Calculation of Annuity Reserves

At each financial reporting date, the Separate Account financial statements include an aggregate amount of net assets allocated to future contract benefits for the contracts in the payout (annuitization) period. The payout (annuitization) period begins when amounts accumulated under the contract (the contract value) are applied according to the payment method selected by the contract owner.

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 6%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(g) Adjustments to Maintain reserves (ATM)

Adjustments to Maintain reserves primarily represent timing related adjustments absorbed by the general account in order to maintain appropriate contract owner account balances.

(h) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were available to be issued with the Securities and Exchange Commission, and no subsequent events have occurred requiring accrual or disclosures.

(2) Expenses

The Company deducts a monthly subscription charge of $20 to issue and administer each Monument Advisor NY and Monument Advisor Select NY contract. These fees were $135,681 and $108,683 for the years ended December 31, 2022 and 2021, respectively. This charge is recorded as a redemption in the accompanying Statements of Changes in Contract Owners’ Equity.

The Company deducts a total daily charge from certain low-cost investments of Monument Advisor NY and Monument Advisor Select NY, which is between 0.05% and 0.25% of the daily total net assets depending on the investment option. This fee is charged on the low-cost investments that do not provide the Company with the amount of revenue it requires to meet its revenue targets. These fees were $330,392 and $287,521 for the year ended December 31, 2022 and 2021, respectively. This charge is recorded as a redemption in the accompanying Statements of Changes in Contract Owners’ Equity.

Pursuant to an agreement between the Separate Account and the Company (which may be terminated by the Company at any time), the Company provides sales and administrative services to the Separate Account.

(3) Annuity Benefits

Annuity benefit proceeds result in a redemption of the policy value from the Separate Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. For last survivor flexible premium policies, the proceeds are payable on the death of the last surviving insured. In the event that the guaranteed death benefit exceeds the policy value on the date of death, the excess is paid by the Company’s general account.

(4) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Separate Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

(5) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Separate Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Separate Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Separate Account categorized its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Separate Account categorizes financial assets recorded at fair value as follows:

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

•

Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

•

Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets, quotes prices for identical or similar assets or liabilities in markets that are not active or inputs (other than quotes prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. Primary inputs to this valuation technique may include comparative trades, bid/asks, interest rate movements, U.S. Treasury rates, Secures Overnight Financing Rate, prime rates, cash flows, maturity dates, callability, estimated prepayments and/or underlying collateral values.

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The investments used by all subaccounts are mutual funds and are valued using daily Net Asset Values (NAVs), which are deemed to approximate fair values. As such, all funds are classified as Level 1 Investments.

The cost of purchases and proceeds from sales of Investments for the year ended December 31, 2022 are as follows:

Subaccount Abbreviation*	Purchases of Investments	Sales of Investments
APTGBS	$248,048	$383,492
ALCAI2	18,906	164,219
ALMGI2	225,325	193,444
ABTGB	493,794	429,352
ALVGIA	151,396	105,641
ALVIVB	1,811	529
ALVSVB	31,079	117,569
SVDF	116,263	112,431
AAEIP3	377,645	205,838
AAGEA2	722	4,823
ABEAA2	49,684	13,535
ACEAA2	47,658	10,221
AGEAA2	17,734	985
AUGEA2	9,765	1,839
ACVB	222,306	3,970
ACVI	80,090	19,377
ACVIG	244,805	189,001
ACVIP2	488,483	436,340
ACVLVI	70,410	1,345
ACVU1	645,641	548,497
ACVV	163,208	144,778
AMVAA4	271,689	49,078
AMVBC4	721,161	376,283
AMVBD4	981,358	301,397
AMVCB4	90,889	4,041
AMVGB4	40,574	22,097
AMVGG4	152,778	107,170
AMVGI4	816,582	280,415
AMVGR4	642,676	352,922
AMVGS4	163,955	868
AMVGW4	89,453	15,225
AMVHI4	5,149,298	5,118,451
AMVI4	239,452	151,647
AMVIG4	707,492	54,685
AMVM4	523,956	190,762
AMVNW4	1,170,956	410,056
AMVUA4	38,728	166,481
AVPAP2	18,512	7,317
AVRBP2	73,101	20,017
PIHYB2	1,732,883	275,600
PIVB2	18,348	4,910
PIVEI2	86,527	2,464

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

PIVF2	229,647	20,648
PIVMV2	238,667	230,305
PIVSI2	38,876	4,992
BRVED3	241,236	312,293
BRVHY3	2,417,870	2,824,030
BRVTR3	11,527	485,214
BRVUG3	31,125	28,280
BVLCC3	316,816	358,195
BVLFG3	84,595	89,973
MLVGA3	92,931	53,455
DSIF	325,093	146,473
DSRG	105,401	36,485
DVSCS	200,014	182,429
CVSBF	93,303	9,843
CLVGT2	492,139	134,204
CLVLV1	142,606	3,930
CLVSI2	328,713	217,778
CLVSV1	11,299	4,773
CSCRS	208,906	194,544
DWVSVS	215,324	210,178
DFVEA	954,481	69,253
DFVGB	322,994	333,099
DFVGMI	2,489,530	508,411
DFVIS	726,279	241,046
DFVIV	1,096,367	1,647,289
DFVSTF	2,201,595	1,309,727
DFVULV	1,173,138	1,108,780
DFVUTV	1,588,152	542,063
ETVFR	3,387,711	1,774,135
FHIB	1,838,502	1,899,883
FVK2S	139,028	140,619
FVU2	111,290	17,878
FB2	1,044,224	1,683,844
FC2	493,829	185,209
FDSCS2	76,171	23,103
FEI2	653,779	81,541
FG2	310,045	2,471,869
FGI2	211,472	163,820
FGO2	946,034	1,279,639
FHI2	2,546,590	2,518,443
FIGBP2	2,212,454	229,107
FMC2	44,466	3,384
FNRS2	1,469,059	1,309,192
FO2	69,583	118,849
FRESS2	168,280	4,779
FV2	160,479	107,247
FVFI2	80,928	12,996
FVICA2	495,948	276,914
FVSIS2	160,424	233,592
FVSS2	117,517	27,851
FEOVF	257,308	163,266
FTVGI2	24,667	303,164
FTVGR2	204,967	168,392
FTVIS2	501,568	544,984
FTVMS2	1,678	821
FTVRD2	613,306	184,858
FTVSI2	83,614	207,734
FTVUG2	10,025	43,588
GVMSA	89,275	5,148

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

GVFRB	3,206,159	4,214,813
GVR2XS	456,404	453,529
GVTRBE	593,769	358,355
RAF	694,007	675,474
RBF	1,718	86,428
RBMF	98,793	223,731
RELF	90,961	359,884
RENF	895,245	892,196
RESF	34,759	36,612
RFSF	795,990	698,046
RHCF	96,034	70,512
RHYS	34,537	34,698
RJNF	608,348	671,357
RLF	50,679	108,231
RMED	13,382	18,486
RNF	357,517	594,704
ROF	4,613,636	6,693,104
RPMF	443,172	214,564
RREF	28,617	936,296
RRF	1,840	1,128
RTEC	74,373	212,663
RTF	76,609	89,266
RTRF	23,883	104,381
RUF	12,540	-
RUGB	278,492	276,659
RUTL	609,075	374,026
RVARS	36,549	9,875
RVCMD	755,419	653,203
RVF	2,541,104	2,558,601
RVISC	327,237	325,704
RVLCG	53,384	441,386
RVLCV	1,623,742	1,480,024
RVLDD	103,764	105,556
RVMCG	156,485	126,363
RVMCV	752,190	646,178
RVMFU	464,629	72,508
RVSCG	197,403	175,668
RVSCV	-	11,809
RVSDL	66,810	70,815
SBLP	1,733,391	1,735,443
SBLQ	1,378	24,198
SBLY	15,027	22
ACC1	1,799,460	973,996
ACGI	3,544	2,569
AVHY1	3,585,554	3,700,067
AVIE	60,772	15,614
IVBRA2	387,099	182,822
IVCPB2	795,405	701,425
IVCPBI	611,181	109,109
IVDDI	370,407	49,120
IVGMMI	56,487,323	53,314,044
IVGS1	99,185	15,967
IVHS	378,340	405,606
IVKEI1	151,851	27,962
IVMCC2	33,477	266
IVRE	5,667	36,674
IVT	439,009	202,121
OVGIS	189,888	237,285
OVGSS	33,557	103,442

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

OVIGS	46,233	5,985
WRASP	24,387	11,007
WRBDP	163,212	25,603
WRBP	27,197	37,622
WRENG	81,037	72,224
WRGNR	367,824	116,567
WRHIP	2,417,838	2,521,700
WRLTBP	135,867	11,421
WRMCG	232,656	78,185
WRSTP	16,568	12,541
WRVP	8,540	10,096
JABIN	660,585	702,362
JAEI	861,659	574,442
JAFBS	8,535	3,670
JAFRIN	563,102	598,585
JAGRIN	23,936	20,824
JAIG	190,231	69,474
JARIN	28,555	7,445
JIULVV	69,576	9,889
JMCVIN	517,857	278,007
JHEVTN	250,948	149,963
JPIGA2	70,046	2,226
JPIIB2	82,383	2,402
LZREMS	38,833	121,020
LZRIES	98,475	48,723
LZRUSM	58,164	13,095
LPVCAI	12,344	1,536
LPVCII	491,138	314,767
LVCLGI	50,071	30,206
SBVSG2	408,156	557,494
SBVHY	3,246,898	3,246,271
LOVBD	5,507,659	4,985,625
LOVCDG	99,930	83,553
MNCPS	712,571	878,597
MEGSS	449,904	494,920
MNDSC	373,713	47,240
MVFSC	91,798	15,386
MVIGSC	68,156	75
DTRTFY	102,222	413,325
GEM2	74,925	1,247
GVEXD	10,284,639	4,068,116
GVIXY	793,050	161,842
MCIFD	538,913	365,641
NJMMAY	2,643	18
NVBXD	303,273	17,320
NVGEY	13,767	3,016
NVMIVX	95,622	417
NVMMV1	24,238	486
NVNSR1	25,995	41
NVSIXD	1,236,499	342,074
SAMY	33,653,370	32,373,348
TRF	24,343	1,595
AMCG	73,142	113,281
AMRI	15,973	81,024
AMTB	422,803	383,192
NBARMS	4,615	1
NOTB2	78,091	10,870
NOTBBA	130	1
NOTC2	147,850	103

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

NOVPDI	28,215	25,912
NOVPM	1,267	-
PMUBAM	322,511	937
PMVAAA	53,415	19,083
PMVEBA	5,918,581	6,505,028
PMVFBA	91,090	8,157
PMVFHA	293,669	452,144
PMVGBA	117,830	28,302
PMVHYA	5,337,348	5,460,287
PMVID	1,476,894	385,306
PMVLDA	478,098	53,928
PMVLGA	704,979	639,034
PMVRRA	554,904	264,563
PMVRSA	260,175	246,213
PMVTRA	625,943	524,110
PVGCBA	21,018	19,378
PVGMAA	25,608	1,284
PVSTA	1,109,378	837,374
PROA30	76,065	83,079
PROAHY	667,882	430,269
PROBIO	15,851	61,582
PROBL	2,204,767	2,153,709
PROBM	34	3,323
PROBNK	189,931	152,746
PROBR	212,691	197,819
PROCG	118,258	2,704
PROCS	899	152,896
PROE30	556	11,771
PROEM	1,309	76,722
PROFIN	167,127	114,206
PROHC	161,025	19,039
PROIND	324,135	286,166
PROJP	2,401	30,857
PROLCG	273,188	1,065,407
PROLCV	1,154,641	1,097,429
PROMC	24,944	1,254
PROMCG	71,366	222
PROMCV	2,856	57
PRON	2,189,047	2,048,079
PRONET	60,908	189,212
PROOG	160,497	96,041
PROPHR	202,529	199,509
PROPM	88,957	98,305
PRORE	25,217	22,104
PRORRO	900,885	890,472
PROSC	14,118	910
PROSCG	7,136	5,012
PROSCN	17,940	49,505
PROSCV	5,124	222
PROSIN	175,990	169,294
PROSN	1,322,186	1,325,184
PROTEC	33,930	17,895
PROTEL	24,992	24,925
PROUB	52,044	13,621
PROUMC	-	449
PROUN	7,329,297	6,918,334
PROUSC	-	385
PROUSN	5,336,600	5,268,713
PROUTL	33,860	59

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

PVDIB	2,976	14,510
PVEIB	693,697	329,795
PVHYB	3,346,760	3,729,824
PVIB	4,358	70,793
PVNOB	98,678	1,328
RWMVI	115,482	5,807
RWMVN	355	1
ROCMC	264,358	152,784
ROCSC	266,011	379,629
TRBCG2	617,482	1,099,597
TREI2	425,423	231,906
TRHS2	731,274	446,929
TRLT2	36,817	113,375
TAVV	3,364,217	2,922,241
TPVSGP	2,279	152
VVGGS	8,588	198
VWBF	28,317	206
VWEM	238,894	103,285
VWHA	377,791	58,503
VVB	2,629,287	814,020
VVCA	107,682	546,839
VVCG	852,220	495,005
VVDV	436,562	421,867
VVEI	2,332,071	382,539
VVEIX	2,229,277	822,906
VVG	3,163,414	1,029,729
VVGBI	297,607	64,106
VVHGB	3,200,279	2,043,033
VVHYB	994,669	452,003
VVI	3,274,253	801,763
VVMA	819,003	84,555
VVMCI	2,316,819	605,060
VVREI	603,453	316,942
VVSCG	203,626	62,252
VVSTC	2,944,762	1,772,802
VVTISI	1,461,351	384,064
VVTSM	3,063,969	1,617,987
VRVDRA	271,691	135,168
VRVNMA	514,780	189,746
MGRFV	58,367	272,718
WRGBP	54,733	58,040
NO7TB3	192,631	482,690
LPVQD2	338	14,887
OVTRBS	40,538	897,328

*	Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

(6) Financial Highlights

The Company offers several variable annuity products through the Separate Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable annuity contracts as of December 31, 2022, and the investment income ratio and total return for each of the periods in the five-year period ended December 31, 2022. The information is presented as value or a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate, unit fair value, and total return for contracts with units outstanding as of the balance sheet date. Accordingly, some individual contract amounts may not be within the ranges presented. Total return and investment income ratio for periods with no ending Contract Owners’ Equity were considered to be irrelevant, and therefore are not presented. Contract Owners’ Equity presented below may not agree to the Contract Owners’ Equity presented in the Statements of Changes in Contract Owners’ Equity due to reserves for annuity contracts in payout.

	Contract Expense Rate*	Units*****	Unit Fair Value	Contract Owners’ Equity*****	Investment Income Ratio**	Total Return***
Advisors Preferred Trust - Gold Bullion Strategy Portfolio (APTGBS)
2022	0.00%	21,040	$11.30	$237,824	0.00%	-5.06%
2021	0.00%	33,669	11.91	400,849	11.14%	-5.87%
2020	0.00%	43,774	12.65	553,678	6.88%	19.69%
2019	0.00%	17	10.57	179	0.35%	17.94%
2018	0.00%	9	8.96	78	10.76%	-4.38%
Alger Capital Appreciation Portfolio - Class I2 Shares (ALCAI2)
2022	0.00%	3,186	65.88	209,902	0.00%	-36.52%
2021	0.00%	5,386	103.78	558,904	0.00%	19.13%
2020	0.00%	6,124	87.12	533,493	0.00%	41.75%
2019	0.00%	6	61.46	370	0.00%	33.58%
2018	0.00%	3	46.01	129	0.08%	-0.09%
Alger Large Cap Growth Portfolio: Class I-2 Shares (ALCGI2)
2020	0.00%	14,430	62.11	896,212	0.16%	67.03%
2019	0.00%	-	37.18	13	0.00%	27.43%
2018	0.00%	-	29.18	13	0.00%	2.21%
Alger Mid Cap Growth Portfolio: Class I-2 Shares (ALMGI2)
2022	0.00%	7,973	34.67	276,377	0.00%	-36.07%
2021	0.00%	7,065	54.23	383,102	0.00%	4.20%
2020	0.00%	9,416	52.04	490,001	0.00%	64.63%
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Sustainable Global Thematic Growth Portfolio: Class B (ABTGB)
2022	0.00%	1,235	23.49	29,006	0.00%	-27.17%
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class A (ALVGIA)
2022	0.00%	8,627	34.91	301,178	1.40%	-4.19%
2021	0.00%	8,824	36.44	321,553	0.80%	28.16%
2020	0.00%	6,665	28.43	189,508	1.58%	2.72%
2019	0.00%	7	27.68	191	1.25%	23.91%
2018	0.00%	7	22.34	160	0.97%	-5.62%
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B (ALVIVB)
2022	0.00%	5,354	8.01	42,863	4.19%	-13.79%
2021	0.00%	5,423	9.29	50,364	1.68%	10.85%
2020	0.00%	5,725	8.38	47,964	0.78%	2.21%
2019	0.00%	30	8.20	248	0.82%	16.79%
2018	0.00%	32	7.02	224	1.25%	-22.94%
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B (ALVSVB)
2022	0.00%	2,946	31.91	93,998	0.89%	-15.82%
2021	0.00%	6,334	37.91	240,092	0.66%	35.60%
2020	0.00%	8,034	27.95	224,589	0.69%	3.05%
2019	0.00%	6	27.13	173	0.30%	19.90%
2018	0.00%	7	22.62	168	0.23%	-15.31%
Allspring Variable Trust - VT Discovery Fund: Class 2 (SVDF)
2022	0.00%	2,348	53.17	124,863	0.00%	-37.85%
2021	0.00%	3,660	85.55	313,121	0.00%	-5.04%
2020	0.00%	3,460	90.09	311,723	0.00%	62.65%
2019	0.00%	4	55.39	242	0.00%	39.02%
2018	0.00%	5	39.84	191	0.00%	-7.07%
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III (AAEIP3)
2022	0.00%	22,934	12.28	281,618	4.86%	17.32%
2021	0.00%	10,282	10.47	107,618	2.35%	37.77%
2020	0.00%	20,156	7.60	153,127	1.98%	-25.12%
2019	0.00%	37	10.15	380	1.84%	20.41%
2018	0.00%	15	8.43	129	1.00%	-18.94%

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

	Contract Expense Rate*	Units*****	Unit Fair Value	Contract Owners’ Equity*****	Investment Income Ratio**	Total Return***
ALPS Variable Investment Trust - Morningstar Aggressive Growth ETF Asset Allocation Portfolio: Class II (AAGEA2)
2022	0.00%	653	21.04	13,731	1.30%	-13.17%
2021	0.00%	876	24.23	21,217	1.01%	18.33%
2020	0.00%	1,088	20.48	22,281	1.90%	9.96%
2019	0.00%	1	18.62	21	1.54%	22.17	%****
ALPS Variable Investment Trust - Morningstar Balanced ETF Asset Allocation Portfolio: Class II (ABEAA2)
2022	0.00%	34,954	18.23	637,062	1.71%	-12.88%
2021	0.00%	35,288	20.92	738,268	1.34%	10.79%
2020	0.00%	21,966	18.88	414,795	2.29%	9.12%
2019	0.00%	22	17.31	375	2.09%	16.26%
2018	0.00%	21	14.88	316	2.27%	-6.24%
ALPS Variable Investment Trust - Morningstar Conservative ETF Asset Allocation Portfolio: Class II (ACEAA2)
2022	0.00%	4,486	13.86	62,176	2.64%	-11.82%
2021	0.00%	1,949	15.72	30,634	1.42%	2.28%
2020	0.00%	1,957	15.37	30,076	7.92%	6.49%
2019	0.00%	2	14.43	28	2.05%	9.53%
2018	0.00%	2	13.18	29	3.12%	-2.37	%****
ALPS Variable Investment Trust - Morningstar Growth ETF Asset Allocation Portfolio: Class II (AGEAA2)
2022	0.00%	15,189	20.02	304,111	1.61%	-13.25%
2021	0.00%	15,237	23.08	351,672	1.25%	14.88%
2020	0.00%	15,283	20.09	307,037	2.12%	10.01%
2019	0.00%	14	18.26	264	1.83%	19.77%
2018	0.00%	13	15.25	201	2.12%	-8.02%
ALPS Variable Investment Trust - ALPS/Red Rocks Global Opportunity Portfolio: Class III (ARLPE3)
2019	0.00%	-	15.26	2	0.00%	39.84%
ALPS Variable Investment Trust - Morningstar Income and Growth ETF Asset Allocation Portfolio: Class II (AUGEA2)
2022	0.00%	9,589	15.97	153,154	1.75%	-12.54%
2021	0.00%	9,700	18.26	177,141	1.43%	6.47%
2020	0.00%	9,811	17.15	168,288	1.22%	8.43%
2019	0.00%	19	15.82	295	5.22%	12.90%
2018	0.00%	1	14.01	18	1.91%	-4.24%
American Century Variable Portfolios, Inc. - American Century VP Balanced Fund: Class I (ACVB)
2022	0.00%	33,391	28.20	941,731	1.24%	-17.27%
2021	0.00%	31,216	34.09	1,064,139	0.73%	15.77%
2020	0.00%	28,774	29.45	847,268	1.27%	12.53%
2019	0.00%	25	26.17	662	1.54%	19.85%
2018	0.00%	21	21.83	457	1.50%	-3.83%
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I (ACVI)
2022	0.00%	18,514	24.85	460,065	1.45%	-24.75%
2021	0.00%	19,133	33.02	631,856	0.16%	8.75%
2020	0.00%	18,400	30.37	558,746	0.59%	25.88%
2019	0.00%	29	24.12	706	0.87%	28.42%
2018	0.00%	29	18.78	539	1.26%	-15.25%
American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I (ACVIG)
2022	0.00%	12,776	36.12	461,468	1.69%	-12.74%
2021	0.00%	15,878	41.39	657,229	1.07%	23.65%
2020	0.00%	23,268	33.48	778,908	2.28%	11.81%
2019	0.00%	7	29.94	204	2.30%	23.95%
2018	0.00%	4	24.16	91	1.95%	-6.86%
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II (ACVIP2)
2022	0.00%	34,085	16.39	558,520	5.29%	-13.08%
2021	0.00%	33,251	18.85	626,814	3.59%	6.27%
2020	0.00%	10,963	17.74	194,475	1.35%	9.55%
2019	0.00%	11	16.19	177	2.34%	8.90%
2018	0.00%	10	14.87	145	2.45%	-2.81%
American Century Variable Portfolios, Inc. - American Century VP Large Company Value Fund: Class I (ACVLVI)
2022	0.00%	3,179	24.77	78,740	2.27%	-0.26%
2021	0.00%	300	24.83	7,458	0.38%	21.71	%****
American Century Variable Portfolios, Inc. - American Century VP Ultra(R) Fund: Class I (ACVU1)
2022	0.00%	4,360	45.84	199,897	0.00%	-32.38%
2021	0.00%	3,415	67.79	231,486	0.00%	23.16%
2020	0.00%	3,947	55.04	217,253	0.00%	49.85%
2019	0.00%	-	36.73	10	0.00%	34.58%
2018	0.00%	3	27.29	78	0.03%	0.74%
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I (ACVV)
2022	0.00%	296	38.29	11,342	1.70%	0.54%
2021	0.00%	300	38.08	11,422	1.33%	24.51%
2019	0.00%	-	30.29	3	2.13%	27.03%
2018	0.00%	1	23.84	24	1.70%	-9.18%

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

	Contract Expense Rate*	Units*****	Unit Fair Value	Contract Owners’ Equity*****	Investment Income Ratio**	Total Return***
American Funds Insurance Series(R) - Asset Allocation Fund: Class 4 (AMVAA4)
2022	0.00%	76,717	17.63	1,352,652	1.73%	-13.66%
2021	0.00%	73,513	20.42	1,501,271	1.47%	14.84%
2020	0.00%	62,804	17.78	1,116,818	1.52%	12.16%
2019	0.00%	58	15.85	925	1.92%	20.93%
2018	0.00%	46	13.11	599	1.54%	-4.86%
American Funds Insurance Series(R) - Washington Mutual Investors Fund: Class 4 (AMVBC4)
2022	0.00%	20,921	22.29	466,300	1.78%	-8.69%
2021	0.00%	10,360	24.41	252,869	1.76%	27.51%
2020	0.00%	5,376	19.14	102,908	1.33%	8.47%
2019	0.00%	10	17.65	171	1.87%	21.03%
2018	0.00%	8	14.58	111	2.04%	-8.93%
American Funds Insurance Series(R) - The Bond Fund of America: Class 4 (AMVBD4)
2022	0.00%	114,206	11.36	1,296,952	2.69%	-12.75%
2021	0.00%	57,105	13.02	743,256	1.46%	-0.59%
2020	0.00%	30,670	13.09	401,545	2.33%	9.38%
2019	0.00%	25	11.97	295	2.73%	9.08%
2018	0.00%	9	10.97	98	0.96%	-0.90%
American Funds Insurance Series(R) - Capital Income Builder(R): Class 4 (AMVCB4)
2022	0.00%	30,253	12.44	376,378	2.69%	-7.37%
2021	0.00%	23,646	13.43	317,595	2.51%	14.68%
2020	0.00%	22,539	11.71	263,977	2.67%	4.11%
2019	0.00%	23	11.25	256	2.57%	17.62%
2018	0.00%	1	19.56	6	2.30%	-4.40	%****
American Funds Insurance Series(R) - Capital World Bond Fund: Class 4 (AMVGB4)
2022	0.00%	26,257	9.55	250,695	0.21%	-17.84%
2021	0.00%	25,219	11.62	293,078	1.75%	-5.18%
2020	0.00%	15,351	12.26	188,137	0.98%	9.62%
2019	0.00%	18	11.18	203	1.47%	7.54%
2018	0.00%	14	10.40	147	1.20%	-1.61%
American Funds Insurance Series(R) - Global Growth Fund: Class 4 (AMVGG4)
2022	0.00%	10,410	13.54	140,938	0.48%	-24.92%
2021	0.00%	10,459	18.03	188,609	0.17%	16.14%
2020	0.00%	1,687	15.53	26,194	0.16%	30.17%
2019	0.00%	2	11.93	23	1.11%	34.87%
2018	0.00%	1	18.84	9	5.04%	-11.60	%****
American Funds Insurance Series(R) - Growth-Income Fund: Class 4 (AMVGI4)
2022	0.00%	59,181	22.78	1,348,086	1.23%	-16.71%
2021	0.00%	43,986	27.35	1,202,912	1.09%	23.80%
2020	0.00%	24,442	22.09	539,936	1.18%	13.25%
2019	0.00%	27	19.51	522	1.47%	25.85%
2018	0.00%	25	15.50	395	1.32%	-2.02%
American Funds Insurance Series(R) - Growth Fund: Class 4 (AMVGR4)
2022	0.00%	40,455	28.10	1,136,612	0.11%	-30.11%
2021	0.00%	38,692	40.20	1,555,505	0.06%	21.68%
2020	0.00%	30,559	33.04	1,009,610	0.20%	51.71%
2019	0.00%	34	21.78	738	0.56%	30.44%
2018	0.00%	38	16.69	634	0.27%	-0.54%
American Funds Insurance Series(R) - Global Small Capitalization Fund: Class 4 (AMVGS4)
2022	0.00%	15,431	11.13	171,729	0.00%	-29.69%
2021	0.00%	6,845	15.83	108,340	0.00%	6.43%
2020	0.00%	2,504	14.87	37,239	0.13%	29.39%
2019	0.00%	3	11.49	34	0.01%	31.24	%****

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

	Contract Expense Rate*	Units*****	Unit Fair Value	Contract Owners’ Equity*****	Investment Income Ratio**	Total Return***
American Funds Insurance Series(R) - Capital World Growth and Income Fund: Class 4 (AMVGW4)
2022	0.00%	7,751	11.91	92,326	3.64%	-17.57%
2021	0.00%	1,975	14.45	28,544	1.14%	14.46%
2020	0.00%	1,071	12.63	13,522	1.13%	8.55	%****
American Funds Insurance Series(R) - American High-Income Trust Fund: Class 4 (AMVHI4)
2022	0.00%	11,783	13.54	159,522	3.85%	-9.53%
2021	0.00%	5,908	14.96	88,413	1.25%	8.18%
2020	0.00%	13,118	13.83	181,462	5.89%	7.74%
2019	0.00%	13	12.84	171	2.10%	12.27%
2018	0.00%	5	11.44	62	1.97%	-2.64%
American Funds Insurance Series(R) - International Fund: Class 4 (AMVI4)
2022	0.00%	56,955	12.43	707,974	1.49%	-21.02%
2021	0.00%	60,848	15.74	957,679	2.69%	-1.71%
2020	0.00%	36,698	16.01	587,650	0.42%	13.66%
2019	0.00%	46	14.09	652	1.27%	22.67%
2018	0.00%	51	11.49	586	1.48%	-13.35%
American Funds Insurance Series(R) - International Growth and Income Fund: Class 4 (AMVIG4)
2022	0.00%	55,525	10.07	559,109	3.28%	-15.52%
2021	0.00%	20,462	11.92	243,898	5.98%	5.09%
2020	0.00%	1,016	11.34	11,524	0.83%	5.73%
2019	0.00%	3	10.73	31	3.23%	22.46	%****
American Funds Insurance Series(R) - American Funds Mortgage Fund: Class 4 (AMVM4)
2022	0.00%	32,905	10.82	355,889	1.59%	-10.16%
2021	0.00%	2,826	12.04	34,025	0.25%	-0.78%
2020	0.00%	2,975	12.13	36,098	0.69%	6.38%
2019	0.00%	8	11.41	95	2.45%	4.80%
2018	0.00%	7	10.88	79	0.78%	0.00%
American Funds Insurance Series(R) - New World Fund: Class 4 (AMVNW4)
2022	0.00%	153,802	14.29	2,197,598	1.17%	-22.25%
2021	0.00%	119,126	18.38	2,189,296	0.72%	4.63%
2020	0.00%	80,097	17.56	1,406,887	0.03%	23.29%
2019	0.00%	83	14.25	1,187	0.87%	28.82%
2018	0.00%	66	11.06	735	0.86%	-14.26%
American Funds Insurance Series(R) - U.S. Government Securities Fund: Class 4 (AMVUA4)
2022	0.00%	21,062	10.42	219,440	3.07%	-11.20%
2021	0.00%	33,408	11.73	391,959	0.96%	-0.88%
2020	0.00%	38,876	11.84	460,134	2.10%	9.48%
2019	0.00%	11	10.81	121	2.49%	5.14%
2018	0.00%	1	20.28	11	2.75%	2.80	%****
American Funds Insurance Series(R) - Managed Risk Asset Allocation Fund: Class P2 (AVPAP2)
2022	0.00%	20,403	14.74	300,776	2.21%	-13.97%
2021	0.00%	20,892	17.14	358,002	1.36%	12.50%
2020	0.00%	21,333	15.23	324,923	1.57%	5.88%
2019	0.00%	24	14.38	349	2.32%	17.99%
2018	0.00%	25	12.19	303	1.35%	-4.91%
American Funds Insurance Series(R) - Managed Risk Washington Mutual Investors Fund: Class P2 (AVRBP2)
2022	0.00%	6,924	14.99	103,816	4.57%	-9.16%
2021	0.00%	3,924	16.51	64,763	1.58%	17.11%
2020	0.00%	4,574	14.09	64,466	1.94%	-1.25%
2019	0.00%	7	14.27	99	1.59%	13.88%
2018	0.00%	7	12.53	89	3.47%	-7.39%
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II (PIHYB2)
2022	0.00%	70,177	22.50	1,578,759	5.04%	-11.44%
2021	0.00%	4,348	25.40	110,452	1.89%	5.45	%****
Pioneer Variable Contracts Trust - Pioneer Bond VCT Portfolio: Class II (PIVB2)
2022	0.00%	19,898	16.93	336,807	2.18%	-14.46%
2021	0.00%	20,012	19.79	395,993	2.02%	0.22%
2020	0.00%	34,981	19.75	690,709	2.80%	8.42%
2019	0.00%	62	18.21	1,137	3.03%	8.89%
2018	0.00%	34	16.73	572	3.04%	-0.95%
Pioneer Variable Contracts Trust - Pioneer Equity Income VCT Portfolio: Class II (PIVEI2)
2022	0.00%	3,702	37.61	139,249	1.69%	-7.94%
2021	0.00%	1,470	40.86	60,069	1.19%	25.33%
2020	0.00%	1,030	32.60	33,580	2.49%	-0.26%
2019	0.00%	1	32.69	30	2.11%	25.23%
2018	0.00%	6	26.10	149	1.81%	-8.77%

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

	Contract Expense Rate*	Units*****	Unit Fair Value	Contract Owners’ Equity*****	Investment Income Ratio**	Total Return***
Pioneer Variable Contracts Trust - Pioneer Fund VCT Portfolio: Class II (PIVF2)
2022	0.00%	4,142	42.45	175,864	0.60%	-19.68%
Pioneer Variable Contracts Trust - Pioneer Mid Cap Value VCT Portfolio: Class II (PIVMV2)
2022	0.00%	237	31.74	7,522	1.57%	-5.89%
2021	0.00%	237	33.73	7,996	0.74%	29.37%
2020	0.00%	237	26.07	6,179	0.96%	1.87%
2019	0.00%	-	25.59	6	1.40%	28.08%
2018	0.00%	2	19.98	46	0.11%	-19.50%
Pioneer Variable Contracts Trust - Pioneer Strategic Income VCT Portfolio: Class II (PIVSI2)
2022	0.00%	28,493	18.27	520,479	2.90%	-12.84%
2021	0.00%	28,611	20.96	599,633	2.96%	1.73%
2020	0.00%	4,251	20.60	87,579	3.26%	7.37%
2019	0.00%	4	19.19	86	3.11%	9.52%
2018	0.00%	5	17.52	93	3.00%	-1.96%
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III (BRVED3)
2022	0.00%	4,178	29.94	125,118	1.01%	-4.10%
2021	0.00%	6,988	31.23	218,205	1.29%	20.30%
2020	0.00%	8,260	25.96	214,405	2.11%	3.57%
2019	0.00%	6	25.06	146	1.69%	27.46	%****
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III (BRVHY3)
2022	0.00%	40,303	16.21	653,453	5.22%	-10.56%
2021	0.00%	67,028	18.13	1,215,005	4.21%	5.21%
2020	0.00%	63,085	17.23	1,086,877	4.96%	7.04%
2019	0.00%	55	16.10	890	5.13%	14.86%
2018	0.00%	24	14.01	329	5.23%	-2.91%
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III (BRVTR3)
2022	0.00%	14,914	11.54	172,162	1.83%	-14.27%
2021	0.00%	53,853	13.47	725,141	1.48%	-1.69%
2020	0.00%	71,816	13.70	983,680	1.79%	8.55%
2019	0.00%	30	12.62	373	2.60%	9.15%
2018	0.00%	23	11.56	260	2.43%	-0.69%
BlackRock Variable Series Funds II, Inc. - BlackRock U.S. Government Bond V.I. Fund : Class III (BRVUG3)
2022	0.00%	15,175	10.11	153,480	1.14%	-13.39%
2021	0.00%	15,133	11.68	176,723	1.08%	-1.81%
2020	0.00%	49,286	11.89	586,208	1.51%	6.03%
2019	0.00%	30	11.22	336	2.02%	6.14%
2018	0.00%	33	10.57	353	1.91%	0.00%
BlackRock Variable Series Funds, Inc. - BlackRock Advantage Large Cap Core V.I. Fund: Class III (BVLCC3)
2022	0.00%	966	34.71	33,519	0.41%	-20.16%
2021	0.00%	2,207	43.47	95,914	0.06%	28.06%
2020	0.00%	1,493	33.94	50,676	1.10%	19.50%
2019	0.00%	1	28.40	27	0.41%	28.56%
2018	0.00%	1	22.09	21	0.58%	-5.52%
BlackRock Variable Series Funds, Inc. - BlackRock Large Cap Focus Growth V.I. Fund: Class III (BVLFG3)
2022	0.00%	2,147	36.34	78,010	0.00%	-38.25%
2021	0.00%	2,502	58.85	147,276	0.00%	17.78%
2020	0.00%	2,524	49.97	126,119	0.00%	43.43%
2019	0.00%	15	34.84	532	0.00%	32.33%
2018	0.00%	5	26.33	137	0.00%	2.77	%****
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III (MLVGA3)
2022	0.00%	47,155	17.57	828,613	0.00%	-16.07%
2021	0.00%	45,771	20.94	958,315	0.82%	6.42%
2020	0.00%	42,986	19.68	845,754	1.42%	20.71%
2019	0.00%	37	16.30	601	1.37%	17.76%
2018	0.00%	33	13.84	460	0.89%	-7.61%
BNY Mellon Stock Index Fund, Inc.: Initial Shares (DSIF)
2022	0.25%	20,910	23.62	493,957	1.38%	-18.52%
2021	0.25%	15,642	28.99	453,505	1.18%	28.09%
2020	0.25%	9,127	22.64	206,590	1.43%	17.71%
2019	0.25%	16	19.23	299	1.54%	30.86%
2018	0.25%	11	14.69	156	1.24%	-4.92%

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

	Contract Expense Rate*	Units*****	Unit Fair Value	Contract Owners’ Equity*****	Investment Income Ratio**	Total Return***
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares (DSRG)
2022	0.00%	2,471	42.96	106,136	0.67%	-22.87%
2021	0.00%	1,295	55.70	72,147	0.76%	27.00%
2020	0.00%	1,367	43.86	59,955	0.82%	24.14%
2019	0.00%	1	35.33	28	1.57%	34.36%
2018	0.00%	2	26.29	48	1.73%	-4.43%
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares (DVSCS)
2022	0.00%	24,573	43.61	1,071,720	0.92%	-16.65%
2021	0.00%	27,392	52.33	1,433,331	0.65%	26.14%
2020	0.00%	29,223	41.48	1,212,220	1.18%	10.64%
2019	0.00%	37	37.49	1,396	0.68%	22.21%
2018	0.00%	22	30.68	667	0.70%	-8.96%
Calvert Variable Series, Inc. - Calvert VP SRI Balanced Portfolio: Class F (CVSBF)
2022	0.00%	32,668	16.83	549,872	1.25%	-15.47%
2021	0.00%	31,504	19.91	627,295	0.93%	14.72%
2020	0.00%	4,324	17.36	75,050	0.59%	14.76%
2019	0.00%	22	15.12	336	0.94%	24.28%
2018	0.00%	5	12.17	59	1.78%	-2.64%
Columbia Funds Variable Insurance Trust II - Columbia Variable Portfolio - Seligman Global Technology: Class 2 (CLVGT2)
2022	0.00%	15,051	98.89	1,488,297	0.00%	-31.86%
2021	0.00%	16,134	145.12	2,341,295	0.21%	38.69%
2020	0.00%	5,613	104.64	587,342	0.00%	45.80%
2019	0.00%	11	71.77	787	0.00%	54.97%
2018	0.00%	6	46.31	284	0.00%	-8.46%
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Select Large Cap Value Fund: Class 1 (CLVLV1)
2022	0.00%	8,398	34.10	286,406	0.00%	-1.84%
2021	0.00%	4,064	34.74	141,194	0.00%	26.29%
2020	0.00%	10,196	27.51	280,509	0.00%	7.08%
2019	0.00%	10	25.69	262	0.00%	26.75%
2018	0.00%	17	20.27	342	0.00%	-12.21%
Columbia Funds Variable Insurance Trust - Columbia Variable Portfolio - Strategic Income Fund: Class 2 (CLVSI2)
2022	0.00%	56,106	11.57	649,356	2.31%	-11.52%
2021	0.00%	48,241	13.08	630,996	5.22%	1.63%
2020	0.00%	33,591	12.87	432,336	3.53%	6.62%
2019	0.00%	28	12.07	341	3.03%	10.22%
2018	0.00%	31	10.95	341	2.25%	-0.64%
Columbia Funds Variable Trust II - Columbia Variable Portfolio - Select Small Cap Value Fund: Class 1 (CLVSV1)
2022	0.00%	11,605	25.49	295,798	0.00%	-14.71%
2021	0.00%	11,385	29.88	340,219	0.00%	30.93%
2020	0.00%	7,789	22.82	177,774	0.00%	9.19%
2019	0.00%	3	20.90	69	0.00%	17.74%
2018	0.00%	3	17.75	60	0.00%	-12.60%
Credit Suisse Trust - Commodity Return Strategy Portfolio: Class 1 (CSCRS)
2022	0.00%	7,786	7.87	61,274	17.49%	16.03%
2021	0.00%	10,555	6.78	71,596	7.17%	27.90%
2020	0.00%	4,383	5.30	23,244	5.64%	-1.48%
2019	0.00%	4	5.38	21	0.89%	6.69%
2018	0.00%	4	5.05	18	2.84%	-11.56%
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class (DWVSVS)
2022	0.00%	12,594	16.75	210,929	0.63%	-12.36%
2021	0.00%	14,164	19.11	270,675	0.81%	34.01%
2020	0.00%	21,855	14.26	311,638	1.10%	-2.18%
2019	0.00%	18	14.58	269	0.74%	27.72%
2018	0.00%	17	11.41	198	0.60%	-16.96%
DFA Investment Dimensions Group Inc. - VA Equity Allocation Portfolio: Institutional Class (DFVEA)
2022	0.25%	325,617	13.79	4,491,661	1.98%	-13.90%
2021	0.25%	276,735	16.02	4,433,451	2.66%	24.06%
2020	0.25%	120,707	12.91	1,558,704	2.46%	11.88%
2019	0.25%	56	11.54	643	2.66%	25.60%
2018	0.25%	14	9.19	125	4.24%	-11.38	%****

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

	Contract Expense Rate*	Units*****	Unit Fair Value	Contract Owners’ Equity*****	Investment Income Ratio**	Total Return***
DFA Investment Dimensions Group Inc. - VA Global Bond Portfolio (DFVGB)
2022	0.25%	204,509	10.57	2,161,940	1.64%	-6.57%
2021	0.25%	207,961	11.31	2,352,959	0.78%	-1.29%
2020	0.25%	124,195	11.46	1,423,516	0.03%	1.21%
2019	0.25%	116	11.33	1,310	2.77%	3.93%
2018	0.25%	97	10.90	1,055	4.50%	1.49%
DFA Investment Dimensions Group Inc. - VA Global Moderate Allocation Portfolio: Institutional Class (DFVGMI)
2022	0.25%	295,016	15.08	4,448,898	1.81%	-11.18%
2021	0.25%	172,997	16.98	2,937,185	1.52%	13.92%
2020	0.25%	158,236	14.90	2,358,318	1.20%	11.01%
2019	0.25%	157	13.43	2,113	2.34%	17.83%
2018	0.25%	157	11.39	1,787	2.13%	-7.17%
DFA Investment Dimensions Group Inc. - VA International Small Portfolio (DFVIS)
2022	0.25%	152,942	13.91	2,127,626	2.71%	-17.85%
2021	0.25%	125,377	16.93	2,123,116	2.77%	14.28%
2020	0.25%	103,303	14.82	1,530,738	2.35%	9.14%
2019	0.25%	97	13.58	1,313	3.06%	23.59%
2018	0.25%	85	10.99	933	1.60%	-19.96%
DFA Investment Dimensions Group Inc. - VA International Value Portfolio (DFVIV)
2022	0.25%	291,117	12.53	3,648,044	3.52%	-3.70%
2021	0.25%	352,429	13.01	4,585,929	4.37%	17.82%
2020	0.25%	316,208	11.04	3,492,304	2.81%	-2.01%
2019	0.25%	251	11.27	2,829	3.98%	15.57%
2018	0.25%	209	9.75	2,035	3.08%	-17.30%
DFA Investment Dimensions Group Inc. - VA Short-Term Fixed Portfolio (DFVSTF)
2022	0.25%	343,327	10.32	3,542,854	1.57%	-1.40%
2021	0.25%	260,749	10.47	2,729,001	0.01%	-0.44%
2020	0.25%	231,592	10.51	2,434,534	0.76%	0.35%
2019	0.25%	120	10.48	1,259	2.50%	2.26%
2018	0.25%	93	10.24	954	1.98%	1.49%
DFA Investment Dimensions Group Inc. - VA U.S. Large Value Portfolio (DFVULV)
2022	0.25%	210,944	19.24	4,059,325	2.16%	-5.12%
2021	0.25%	215,169	20.28	4,363,854	1.80%	26.72%
2020	0.25%	219,805	16.00	3,517,921	2.41%	-1.62%
2019	0.25%	205	16.27	3,328	2.19%	25.47%
2018	0.25%	197	12.97	2,548	2.49%	-12.31%
DFA Investment Dimensions Group Inc. - VA U.S. Targeted Value Portfolio (DFVUTV)
2022	0.25%	215,946	19.31	4,170,257	1.42%	-4.45%
2021	0.25%	181,117	20.21	3,660,641	1.61%	39.33%
2020	0.25%	137,718	14.51	1,997,734	2.32%	3.72%
2019	0.25%	75	13.99	1,044	1.52%	22.25%
2018	0.25%	73	11.44	831	1.01%	-16.07%
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class (ETVFR)
2022	0.00%	231,617	14.67	3,398,906	4.80%	-2.74%
2021	0.00%	131,675	15.09	1,986,670	2.86%	3.63%
2020	0.00%	33,482	14.56	487,491	3.59%	2.00%
2019	0.00%	144	14.27	2,055	4.28%	7.07%
2018	0.00%	88	13.33	1,167	3.80%	-0.07%
Federated Hermes Insurance Series - Federated Hermes High Income Bond Fund II: Primary Shares (FHIB)
2022	0.00%	10,215	26.98	275,558	6.00%	-11.78%
2021	0.00%	13,330	30.58	407,615	4.50%	4.85%
2020	0.00%	14,556	29.16	424,511	5.41%	5.59%
2019	0.00%	7	27.62	202	6.30%	14.54%
2018	0.00%	6	24.11	133	6.46%	-3.29%
Federated Hermes Insurance Series - Federated Hermes Kaufmann Fund II: Service Shares (FVK2S)
2022	0.00%	17,146	30.94	530,426	0.00%	-30.26%
2021	0.00%	19,929	44.36	883,970	0.00%	2.26%
2020	0.00%	20,413	43.37	885,391	0.00%	28.48%
2019	0.00%	19	33.76	628	0.00%	33.52%
2018	0.00%	4	25.28	112	0.00%	3.56%

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

	Contract Expense Rate*	Units*****	Unit Fair Value	Contract Owners’ Equity*****	Investment Income Ratio**	Total Return***
Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Primary Shares (FVU2)
2022	0.00%	13,810	29.76	410,973	1.90%	-13.75%
2021	0.00%	14,417	34.50	497,439	1.70%	18.51%
2020	0.00%	13,656	29.11	397,591	1.94%	0.93%
2019	0.00%	10	28.85	279	1.99%	20.23%
2018	0.00%	9	23.99	222	3.10%	-8.50%
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 (FB2)
2022	0.00%	38,620	26.60	1,027,184	1.05%	-18.19%
2021	0.00%	64,096	32.51	2,083,756	0.81%	17.99%
2020	0.00%	43,376	27.55	1,195,141	1.21%	22.13%
2019	0.00%	23	22.56	528	1.43%	24.11%
2018	0.00%	23	18.18	417	1.22%	-4.42%
Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Service Class 2 (FC2)
2022	0.00%	63,311	34.57	2,188,942	0.28%	-26.49%
2021	0.00%	58,846	47.03	2,767,667	0.03%	27.51%
2020	0.00%	82,544	36.89	3,044,649	0.06%	30.23%
2019	0.00%	15	28.32	437	0.27%	31.27%
2018	0.00%	10	21.57	206	0.48%	-6.66%
Fidelity Variable Insurance Products Fund - VIP Disciplined Small Cap Portfolio: Service Class 2 (FDSCS2)
2022	0.00%	5,725	29.08	166,489	0.60%	-18.45%
2021	0.00%	5,191	35.66	185,127	0.19%	20.39%
2020	0.00%	3,324	29.62	98,462	0.66%	18.12%
2019	0.00%	7	25.08	164	1.56%	23.37%
2018	0.00%	1	20.33	29	0.25%	-13.27%
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 (FEI2)
2022	0.00%	32,245	32.29	1,041,349	2.04%	-5.25%
2021	0.00%	16,141	34.08	550,139	1.46%	24.60%
2019	0.00%	1	25.70	21	1.48%	27.11	%****
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 (FG2)
2022	0.00%	9,317	47.26	440,316	0.28%	-24.64%
2021	0.00%	46,534	62.71	2,918,311	0.00%	22.90%
2020	0.00%	24,757	51.03	1,263,276	0.03%	43.55%
2019	0.00%	10	35.55	350	0.09%	33.98%
2018	0.00%	45	26.53	1,186	0.01%	-0.45%
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 (FGI2)
2022	0.00%	3,152	37.05	116,788	1.87%	-5.17%
2021	0.00%	2,300	39.07	89,873	2.77%	25.64%
2020	0.00%	2,218	31.10	68,979	1.48%	7.59%
2019	0.00%	-	28.90	4	1.03%	29.68%
Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class 2 (FGO2)
2022	0.00%	18,482	51.78	957,032	0.00%	-38.32%
2021	0.00%	24,514	83.95	2,057,865	0.00%	11.67%
2020	0.00%	35,957	75.18	2,703,069	0.00%	68.23%
2019	0.00%	12	44.69	557	0.00%	40.49%
2018	0.00%	1	31.81	19	0.00%	12.20	%****
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 (FHI2)
2022	0.00%	3,860	15.54	59,982	4.52%	-11.67%
2021	0.00%	2,367	17.59	41,632	2.77%	4.29%
2020	0.00%	23,173	16.87	390,891	2.78%	2.42%
2019	0.00%	48	16.47	785	4.40%	14.77%
2018	0.00%	33	14.35	475	0.00%	-3.63%
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 (FIGBP2)
2022	0.00%	266,287	12.77	3,401,082	3.25%	-13.21%
2021	0.00%	128,681	14.72	1,893,748	1.92%	-0.90%
2020	0.00%	142,568	14.85	2,117,078	1.89%	9.16%
2019	0.00%	86	13.60	1,171	2.87%	9.40%
2018	0.00%	49	12.43	603	2.09%	-0.80%
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 (FMC2)
2022	0.00%	7,047	26.61	187,528	0.28%	-14.97%
2021	0.00%	6,133	31.30	191,931	0.34%	25.31%
2020	0.00%	6,712	24.98	167,634	0.41%	17.87%
2019	0.00%	7	21.19	141	0.69%	23.17%
2018	0.00%	7	17.20	117	0.43%	-14.77%

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

	Contract Expense Rate*	Units*****	Unit Fair Value	Contract Owners’ Equity*****	Investment Income Ratio**	Total Return***
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 (FNRS2)
2022	0.00%	11,182	29.45	329,314	2.06%	62.87%
2021	0.00%	5,044	18.08	91,204	2.49%	54.83	%****
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 (FO2)
2022	0.00%	7,419	17.33	128,605	0.62%	-24.68%
2021	0.00%	10,493	23.01	241,487	0.33%	19.39%
2020	0.00%	12,493	19.28	240,828	0.23%	15.33%
2019	0.00%	13	16.71	211	1.60%	27.50%
2018	0.00%	12	13.11	157	1.27%	-15.04%
Fidelity Variable Insurance Products - VIP Real Estate Portfolio: Service Class 2 (FRESS2)
2022	0.00%	12,691	21.75	276,007	1.26%	-27.69%
2021	0.00%	6,980	30.08	209,940	1.50%	38.64%
2020	0.00%	1,586	21.69	34,407	2.87%	-6.79%
2019	0.00%	2	23.27	36	2.16%	22.95%
2018	0.00%	1	18.93	20	2.52%	-6.47%
Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class 2 (FV2)
2022	0.00%	17,918	34.93	625,786	1.16%	-4.29%
2021	0.00%	17,388	36.49	634,512	1.76%	29.72%
2020	0.00%	10,881	28.13	306,091	1.43%	6.02%
2019	0.00%	-	26.53	4	1.26%	31.88	%****
Fidelity Variable Insurance Products Fund - VIP Freedom Income Portfolio: Service Class 2 (FVFI2)
2022	0.00%	19,345	12.01	232,240	1.89%	-12.26%
2021	0.00%	14,772	13.68	202,122	1.01%	3.03%
2020	0.00%	10,683	13.28	141,877	0.96%	10.29%
2019	0.00%	12	12.04	146	2.59%	11.63%
2018	0.00%	5	10.79	58	1.72%	-2.26%
Fidelity Variable Insurance Products Fund - VIP International Capital Appreciation Portfolio: Service Class 2 (FVICA2)
2022	0.00%	28,561	22.13	631,970	0.09%	-26.57%
2021	0.00%	22,127	30.13	666,797	0.00%	12.11%
2020	0.00%	15,925	26.88	428,051	0.13%	21.91%
2019	0.00%	19	22.05	430	0.53%	32.93%
2018	0.00%	8	16.59	135	0.53%	-12.96%
Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Service Class 2 (FVSIS2)
2022	0.00%	60,271	14.29	861,412	3.28%	-11.52%
2021	0.00%	67,499	16.15	1,090,303	4.07%	3.53%
2020	0.00%	21,437	15.60	334,456	2.63%	7.16%
2019	0.00%	32	14.56	469	4.19%	10.66%
2018	0.00%	21	13.16	277	3.13%	-2.81%
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 (FVSS2)
2022	0.00%	8,273	9.70	80,206	0.82%	-3.05	%****
First Eagle Variable Funds - Overseas Variable Fund (FEOVF)
2022	0.00%	10,781	23.84	256,974	3.41%	-8.17%
2021	0.00%	7,840	25.96	203,477	0.95%	4.44%
2020	0.00%	5,445	24.85	135,316	2.75%	6.85%
2019	0.00%	6	23.26	144	0.46%	17.38%
2018	0.00%	2	19.81	43	1.08%	-10.56%
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 (FTVGI2)
2022	0.00%	12,922	15.38	198,751	0.00%	-4.95%
2021	0.00%	30,943	16.18	500,734	0.00%	-4.99%
2020	0.00%	38,603	17.03	657,514	8.28%	-5.28%
2019	0.00%	35	17.98	635	7.87%	2.01%
2018	0.00%	26	17.63	461	0.00%	1.97%
Franklin Global Real Estate II (FTVGR2)
2022	0.00%	9,383	22.97	215,530	2.33%	-26.06%
2021	0.00%	8,503	31.06	264,157	0.16%	26.79%
2020	0.00%	306	24.50	7,497	3.69%	-5.39%
2019	0.00%	-	25.90	12	2.22%	22.37%
2018	0.00%	-	21.16	8	3.33%	-6.78%
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 (FTVIS2)
2022	0.00%	6,418	30.35	194,768	4.20%	-5.47%
2021	0.00%	9,245	32.10	296,795	5.79%	16.75%
2020	0.00%	4,795	27.50	131,846	4.66%	0.69%
2019	0.00%	9	27.31	232	5.94%	16.06%
2018	0.00%	4	23.53	90	5.27%	-4.31%

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

	Contract Expense Rate*	Units*****	Unit Fair Value	Contract Owners’ Equity*****	Investment Income Ratio**	Total Return***
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Shares VIP Fund: Class 2 (FTVMS2)
2022	0.00%	398	30.03	11,943	1.86%	-7.43%
2021	0.00%	425	32.44	13,793	2.92%	19.17%
2020	0.00%	430	27.22	11,705	2.02%	-5.04%
2019	0.00%	1	28.67	37	1.39%	22.57%
2018	0.00%	2	23.39	42	2.49%	-9.06%
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 (FTVRD2)
2022	0.00%	39,454	21.77	858,756	0.74%	-10.57%
2021	0.00%	23,750	24.34	578,029	0.96%	26.79%
2020	0.00%	9,796	19.20	188,044	0.93%	15.97%
2019	0.00%	18	16.55	291	1.24%	29.23%
2018	0.00%	13	12.81	162	1.29%	-5.04%
Franklin Templeton Variable Insurance Products Trust - Franklin Strategic Income VIP Fund: Class 2 (FTVSI2)
2022	0.00%	18,681	18.90	353,103	4.30%	-10.75%
2021	0.00%	26,101	21.18	552,789	2.85%	2.11%
2020	0.00%	21,016	20.74	435,903	4.97%	3.43%
2019	0.00%	34	20.05	677	7.63%	8.05%
2018	0.00%	13	18.56	237	2.65%	-2.11%
Franklin Templeton Variable Insurance Products Trust - Franklin U.S. Government Securities VIP Fund: Class 2 (FTVUG2)
2022	0.00%	455	12.23	5,559	3.24%	-9.75%
2021	0.00%	3,219	13.55	43,629	2.44%	-1.83%
2020	0.00%	3,241	13.80	44,739	3.25%	3.83%
2019	0.00%	3	13.29	37	2.88%	5.23%
2018	0.00%	3	12.63	35	2.73%	0.32%
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Advisor Shares (GVMSA)
2022	0.00%	11,319	10.40	117,674	8.69%	-6.61%
2021	0.00%	3,601	11.13	40,089	1.23%	4.66%
2020	0.00%	5,607	10.64	59,639	1.80%	6.58%
2019	0.00%	6	9.98	56	3.33%	8.60%
2018	0.00%	4	9.19	39	2.26%	-7.08%
Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series) (GVFRB)
2022	0.00%	69,331	12.88	892,815	1.15%	-0.85%
2021	0.00%	149,677	12.99	1,944,036	2.54%	2.50%
2020	0.00%	167,958	12.67	2,128,260	8.06%	0.01%
2019	0.00%	31	12.67	391	3.92%	7.60%
2018	0.00%	51	11.78	604	2.68%	-0.76%
Guggenheim Variable Funds Trust - Series E (Total Return Bond) (GVTRBE)
2022	0.00%	149,589	14.09	2,108,451	2.89%	-16.15%
2021	0.00%	137,412	16.81	2,309,751	1.68%	-0.43%
2020	0.00%	122,272	16.88	2,064,192	1.80%	14.21%
2019	0.00%	105	14.78	1,546	2.70%	4.49%
2018	0.00%	82	14.15	1,159	4.47%	1.14%
Rydex Variable Trust - Inverse NASDAQ-100(R) Strategy Fund (RAF)
2022	0.00%	58,480	0.59	34,793	0.00%	34.84%
2018	0.00%	22	1.33	29	0.00%	-2.21	%****
Rydex Variable Trust - Biotechnology Fund (RBF)
2022	0.00%	383	59.74	22,875	0.00%	-13.31%
2021	0.00%	1,802	68.92	124,164	0.00%	1.42%
2020	0.00%	1,057	67.95	71,825	0.00%	21.31%
2019	0.00%	2	56.01	97	0.00%	24.67%
2018	0.00%	2	44.93	68	0.00%	-9.45%
Rydex Variable Trust - Banking Fund (RBKF)
2020	0.00%	1,561	9.28	14,482	0.00%	-8.46%
2019	0.00%	6	10.13	58	0.00%	28.39%
Rydex Variable Trust - Basic Materials Fund (RBMF)
2021	0.00%	3,658	35.20	128,757	0.39%	22.94%
Rydex Variable Trust - Consumer Products Fund (RCPF)
2019	0.00%	10	34.04	344	0.91%	22.33%
2018	0.00%	10	27.82	276	0.47%	-12.13%

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

	Contract Expense Rate*	Units*****	Unit Fair Value	Contract Owners’ Equity*****	Investment Income Ratio**	Total Return***
Rydex Variable Trust - Electronics Fund (RELF)
2022	0.00%	3,159	54.13	171,002	0.00%	-32.70%
2021	0.00%	7,126	80.43	573,144	0.00%	38.25%
2020	0.00%	5,131	58.18	298,510	0.00%	55.96%
2019	0.00%	8	37.30	308	0.00%	59.28%
2018	0.00%	1	23.42	27	0.00%	-12.71%
Rydex Variable Trust - Energy Fund (RENF)
2022	0.00%	1,913	16.54	31,642	0.00%	48.29%
2020	0.00%	46	7.41	341	0.85%	-34.17%
2019	0.00%	-	11.26	1	0.40%	6.81%
Rydex Variable Trust - Energy Services Fund (RESF)
2020	0.00%	2,404	3.49	8,393	0.87%	-37.33%
2019	0.00%	4	5.57	21	0.00%	-0.07%
Rydex Variable Trust - Health Care Fund (RHCF)
2022	0.00%	1,193	47.09	56,198	0.00%	-12.00%
2021	0.00%	706	53.52	37,763	0.00%	18.84%
2020	0.00%	1,662	45.03	74,847	0.00%	18.68%
2019	0.00%	-	37.95	19	0.00%	22.57%
2018	0.00%	-	30.96	15	0.00%	1.24%
Rydex Variable Trust - High Yield Strategy Fund (RHYS)
2020	0.00%	12,234	13.36	163,394	0.00%	-0.47	%****
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund (RJNF)
2022	0.00%	3,209	3.89	12,472	0.00%	46.21%
2021	0.00%	2,624	2.66	6,977	0.00%	0.97%
2020	0.00%	3,182	2.63	8,379	0.50%	-21.09%
2019	0.00%	1	3.34	5	0.00%	-13.29%
2018	0.00%	1	3.85	5	0.00%	3.77%
Rydex Variable Trust - Leisure Fund (RLF)
2022	0.00%	691	27.62	19,073	0.00%	-27.56%
2021	0.00%	2,523	38.13	96,178	0.00%	0.92%
2020	0.00%	445	37.78	16,811	0.00%	21.01%
Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund (RMED)
2022	0.00%	2,178	48.57	105,792	0.00%	-23.20%
2021	0.00%	2,402	63.24	151,912	0.00%	35.25%
Rydex Variable Trust - Russell 2000(R) 1.5x Strategy Fund (RMEK)
2018	0.00%	7	24.91	171	0.00%	-19.57%
Rydex Variable Trust - Nova Fund (RNF)
2021	0.00%	3,886	71.24	276,865	0.35%	42.18%
2020	0.00%	3,955	50.10	198,160	0.88%	20.03%
2019	0.00%	4	41.74	156	0.00%	45.04%
Rydex Variable Trust - NASDAQ-100(R) Fund (ROF)
2022	0.00%	4,447	68.47	304,514	0.00%	-34.14%
2021	0.00%	32,788	103.96	3,408,804	0.00%	25.54%
2020	0.00%	7,256	82.81	600,885	0.46%	44.96%
2019	0.00%	7	57.13	392	0.05%	36.86%
2018	0.00%	25	41.74	1,060	0.00%	-1.81%
Rydex Variable Trust - Precious Metals Fund (RPMF)
2022	0.00%	28,009	14.72	412,247	0.51%	-11.08%
2021	0.00%	12,728	16.55	210,681	3.38%	-9.19%
2020	0.00%	10,090	18.23	183,927	13.72%	34.30%
Rydex Variable Trust - Real Estate Fund (RREF)
2022	0.00%	2,077	19.89	41,302	0.41%	-27.40%
2021	0.00%	37,039	27.39	1,014,666	0.54%	34.07%
2020	0.00%	2,084	20.43	42,582	2.92%	-5.82%
2019	0.00%	2	21.69	45	1.52%	24.43%
2018	0.00%	2	17.43	36	0.65%	-7.34%
Rydex Variable Trust - Retailing Fund (RRF)
2022	0.00%	1,925	36.97	71,188	0.00%	-26.52%
2021	0.00%	1,953	50.32	98,254	0.00%	11.75%
2020	0.00%	315	45.03	14,184	0.00%	43.67%
Rydex Variable Trust - Guggenheim Long Short Equity Fund (RSRF)
2019	0.00%	2	17.34	35	0.60%	5.54%
2018	0.00%	1	16.43	18	0.00%	-12.93%

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

	Contract Expense Rate*	Units*****	Unit Fair Value	Contract Owners’ Equity*****	Investment Income Ratio**	Total Return***
Rydex Variable Trust - Technology Fund (RTEC)
2022	0.00%	482	46.12	22,248	0.00%	-36.25%
2021	0.00%	2,909	72.34	210,482	0.00%	20.50%
2020	0.00%	10,362	60.04	622,088	0.00%	49.25%
2019	0.00%	17	40.23	677	0.00%	39.75%
2018	0.00%	1	28.78	25	0.00%	-1.51%
Rydex Variable Trust - S&P 500 2x Strategy Fund (RTF)
2022	0.00%	27	57.07	1,514	0.00%	-39.77%
2021	0.00%	152	94.75	14,385	0.00%	58.29%
2019	0.00%	4	50.69	224	0.00%	62.52%
2018	0.00%	11	31.19	352	0.05%	-15.41%
Rydex Variable Trust - Transportation Fund (RTRF)
2021	0.00%	1,545	52.25	80,735	0.00%	22.17%
2020	0.00%	1,413	42.77	60,431	0.00%	40.62%
2019	0.00%	2	30.41	48	0.00%	22.24%
Rydex Variable Trust - Inverse S&P 500 Strategy Fund (RUF)
2022	0.00%	10,085	1.29	13,052	0.00%	16.59%
Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund (RUGB)
2019	0.00%	2	21.48	40	0.85%	16.78%
2018	0.00%	1	18.40	13	1.65%	-5.30%
Rydex Variable Trust - Utilities Fund (RUTL)
2022	0.00%	6,662	33.05	220,183	0.26%	1.04%
2019	0.00%	3	30.11	85	0.04%	19.01%
Rydex Variable Trust - Multi-Hedge Strategies Fund (RVARS)
2022	0.00%	5,489	11.94	65,551	1.43%	-3.40%
2021	0.00%	3,482	12.36	43,045	0.00%	8.10%
2020	0.00%	5,373	11.44	61,443	1.30%	7.39%
2019	0.00%	5	10.65	57	1.57%	5.01%
2018	0.00%	15	10.14	156	0.00%	-5.06%
Rydex Variable Trust - Commodities Strategy Fund (RVCMD)
2022	0.00%	70,037	3.72	260,194	5.36%	22.88%
2021	0.00%	34,928	3.02	105,598	0.00%	39.54	%****
Rydex Variable Trust - NASDAQ-100(R) 2x Strategy Fund (RVF)
2022	0.00%	477	179.01	85,454	0.00%	-61.04%
2021	0.00%	896	459.49	411,753	0.00%	53.45%
2020	0.00%	4,519	299.44	1,353,172	0.27%	86.87%
2019	0.00%	4	160.24	712	0.19%	80.50%
2018	0.00%	5	88.78	449	0.00%	-9.31%
Rydex Variable Trust - S&P 500 Pure Growth Fund (RVLCG)
2022	0.00%	17	41.42	695	0.00%	-28.35%
2021	0.00%	7,236	57.81	418,348	0.00%	27.59%
2020	0.00%	1,636	45.31	74,131	0.00%	27.32%
2019	0.00%	1	35.59	19	0.00%	26.60%
Rydex Variable Trust - S&P 500 Pure Value Fund (RVLCV)
2022	0.00%	5,011	32.98	165,274	0.15%	-2.55%
2021	0.00%	4,261	33.84	144,192	0.32%	32.32%
2020	0.00%	5,006	25.58	128,041	0.49%	-10.56%
2019	0.00%	8	28.60	218	0.75%	23.27%
2018	0.00%	-	23.20	8	0.41%	-13.30%
Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund (RVMCG)
2022	0.00%	479	36.25	17,373	0.00%	-22.62%
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund (RVMCV)
2022	0.00%	2,346	35.77	83,914	0.12%	-5.22%
2020	0.00%	19,587	28.75	563,138	0.00%	7.42%
Rydex Variable Trust - Global Managed Futures Fund (RVMFU)
2022	0.00%	57,489	8.60	494,203	2.24%	11.28%
2021	0.00%	13,860	7.72	107,063	0.00%	0.94%
2020	0.00%	10,535	7.65	80,623	3.75%	2.60%
2019	0.00%	10	7.46	76	0.86%	8.14%
2018	0.00%	10	6.90	66	0.00%	-8.97%
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund (RVSCG)
2020	0.00%	6,897	35.59	245,489	0.00%	15.76%

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

	Contract Expense Rate*	Units*****	Unit Fair Value	Contract Owners’ Equity*****	Investment Income Ratio**	Total Return***
Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund (RVSCV)
2021	0.00%	409	28.35	11,603	0.00%	43.41%
2020	0.00%	12,940	19.77	255,847	0.00%	-5.97%
Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund (RVSDL)
2021	0.00%	457	8.37	3,825	0.00%	11.10%
2018	0.00%	-	8.38	2	0.00%	11.73	%****
Guggenheim Variable Funds Trust - Series J (StylePlus Mid Growth Series) (SBLJ)
2019	0.00%	1	28.98	16	0.81%	32.70%
2018	0.00%	1	21.84	12	1.30%	-7.10%
Guggenheim Variable Funds Trust - Series P (High Yield Series) (SBLP)
2019	0.00%	13	16.47	208	7.36%	11.71%
2018	0.00%	8	14.74	123	5.79%	-4.10%
Guggenheim Variable Funds Trust - Series Q (Small Cap Value Series) (SBLQ)
2021	0.00%	916	27.54	25,221	0.75%	26.18%
2020	0.00%	917	21.82	20,013	1.07%	-0.97%
2019	0.00%	1	22.04	20	0.80%	22.58%
2018	0.00%	1	17.98	17	0.32%	-12.68%
Guggenheim Variable Funds Trust - Series Y (StylePlus - Large Growth Series) (SBLY)
2022	0.00%	1,422	38.72	55,081	0.42%	-30.69%
2021	0.00%	1,423	55.87	79,499	0.58%	27.77%
2020	0.00%	1,423	43.73	62,223	1.29%	37.87%
2019	0.00%	1	31.72	45	1.96%	33.92%
2018	0.00%	1	23.68	34	1.59%	-3.66%
Invesco - Invesco V.I. Comstock Fund: Series I Shares (ACC1)
2022	0.00%	35,122	35.00	1,229,201	2.12%	1.12%
2021	0.00%	13,197	34.61	456,742	1.24%	33.36%
2020	0.00%	12,418	25.95	322,265	0.00%	-0.85	%****
Invesco - Invesco V.I. Growth and Income Fund: Series I Shares (ACGI)
2022	0.00%	1,008	31.24	31,481	1.64%	-5.75%
2021	0.00%	1,089	33.15	36,093	1.51%	28.51	%****
Invesco - Invesco V.I. High Yield Fund: Series I Shares (AVHY1)
2022	0.00%	513	23.83	12,217	0.75%	-9.55%
2021	0.00%	4,194	26.35	110,487	0.00%	4.38%
Invesco - Invesco V.I. EQV International Equity Fund: Series I Shares (AVIE)
2022	0.00%	8,129	14.59	118,613	1.80%	-18.31%
2021	0.00%	6,428	17.86	114,813	1.23%	5.89%
2020	0.00%	6,664	16.87	112,409	2.72%	14.00%
2019	0.00%	4	14.80	62	0.14%	28.57%
2018	0.00%	2	11.51	19	2.07%	-14.99%
Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares (IVBRA2)
2022	0.00%	26,822	14.35	385,014	10.40%	-14.52%
2021	0.00%	18,369	16.79	308,453	3.09%	9.26%
2020	0.00%	24,466	15.37	376,011	7.86%	9.99%
2019	0.00%	23	13.97	324	0.00%	14.88%
2018	0.00%	24	12.16	295	2.22%	-6.75%
Invesco - Invesco V.I. Core Plus Bond Fund: Series II Shares (IVCPB2)
2022	0.00%	7,990	9.47	75,628	0.18%	-5.35	%****
Invesco - Invesco V.I. Core Plus Bond Fund: Series I Shares (IVCPBI)
2022	0.00%	168,815	11.00	1,857,678	0.63%	-14.54%
2021	0.00%	127,110	12.88	1,636,632	1.97%	-0.66%
2020	0.00%	78,080	12.96	1,011,966	2.44%	9.72%
2019	0.00%	36	11.81	422	2.77%	11.06%
2018	0.00%	26	10.64	274	3.71%	-2.30%
Invesco - Invesco V.I. Diversified Dividend Fund: Series I Shares (IVDDI)
2022	0.00%	16,796	27.88	468,333	2.24%	-1.68%
2021	0.00%	7,752	28.36	219,832	2.24%	18.89%
2020	0.00%	8,096	23.85	193,111	3.00%	0.14%
2019	0.00%	15	23.82	357	2.54%	25.09%
2018	0.00%	18	19.04	340	2.34%	-7.57%

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

	Contract Expense Rate*	Units*****	Unit Fair Value	Contract Owners’ Equity*****	Investment Income Ratio**	Total Return***
Invesco - Invesco V.I. Government Money Market Fund: Series I Shares (IVGMMI)
2022	0.00%	1,028,871	10.61	10,913,439	1.45%	1.45%
2021	0.00%	740,319	10.46	7,740,164	0.01%	0.01%
2020	0.00%	438,592	10.45	4,585,262	0.26%	0.29%
2019	0.00%	539	10.42	5,623	1.93%	1.89%
2018	0.00%	1,177	10.23	12,046	1.57%	1.59%
Invesco - Invesco V.I. Government Securities Fund: Series I Shares (IVGS1)
2022	0.00%	6,179	13.83	85,492	1.22%	-10.29%
2021	0.00%	289	15.42	4,451	2.74%	-2.27%
2020	0.00%	247	15.78	3,898	2.43%	6.27%
2019	0.00%	-	14.85	4	0.32%	6.07%
2018	0.00%	34	14.00	482	2.64%	0.57%
Invesco - Invesco V.I. Health Care Fund: Series I Shares (IVHS)
2022	0.00%	1,962	42.42	83,214	0.00%	-13.32%
2021	0.00%	2,900	48.94	141,921	0.20%	12.30%
2020	0.00%	2,317	43.58	100,971	0.32%	14.46%
2019	0.00%	2	38.07	88	0.05%	32.50%
2018	0.00%	-	28.73	13	0.00%	0.88%
Invesco - Invesco V.I. Equity and Income Fund: Series I Shares (IVKEI1)
2022	0.00%	33,859	25.96	878,892	1.74%	-7.51%
2021	0.00%	34,382	28.07	964,922	1.94%	18.65%
2020	0.00%	33,820	23.65	799,960	2.69%	9.95%
2019	0.00%	28	21.51	592	2.43%	20.36%
2018	0.00%	30	17.87	540	2.38%	-9.52%
Invesco - Invesco V.I. Main Street Mid Cap Fund: Series II Shares (IVMCC2)
2022	0.00%	1,433	30.53	43,731	0.07%	-14.45%
2021	0.00%	766	35.68	27,324	0.26%	22.86%
2020	0.00%	770	29.04	22,363	0.50%	8.94%
2019	0.00%	1	26.66	21	0.17%	25.04%
2018	0.00%	-	21.32	6	0.04%	-11.61%
Invesco - Invesco V.I. Global Real Estate Fund: Series I Shares (IVRE)
2022	0.00%	7,582	20.67	156,719	2.58%	-24.94%
2021	0.00%	9,179	27.54	252,748	2.16%	25.71%
2020	0.00%	12,115	21.90	265,373	5.24%	-12.32%
2019	0.00%	10	24.98	241	4.44%	23.00%
2018	0.00%	7	20.31	138	3.73%	-6.15%
Invesco - Invesco V.I. Technology Fund: Series I Shares (IVT)
2022	0.00%	7,068	41.77	295,238	0.00%	-39.95%
2021	0.00%	6,394	69.56	444,780	0.00%	14.41%
2020	0.00%	7,270	60.80	442,004	0.00%	46.11%
2019	0.00%	9	41.61	378	0.00%	35.88%
2018	0.00%	8	30.62	244	0.00%	-0.46%
Invesco - Invesco V.I. Main Street Fund: Series II (OVGIS)
2021	0.00%	1,404	41.50	58,274	0.50%	27.23%
2018	0.00%	2	21.78	36	1.84%	-8.10%
Invesco - Invesco V.I. Global Fund: Series II (OVGSS)
2022	0.00%	2,533	25.28	64,038	0.00%	-31.94%
2021	0.00%	6,329	37.15	235,105	0.00%	15.17%
2020	0.00%	6,582	32.25	212,302	0.41%	27.34%
2019	0.00%	9	25.33	216	0.57%	31.45%
2018	0.00%	2	19.27	34	0.53%	-13.39%
Invesco Oppenheimer V.I. International Growth Fund: Series II (OVIGS)
2022	0.00%	5,503	18.21	100,185	0.00%	-27.16%
2021	0.00%	4,431	25.00	110,757	0.00%	10.12%
2020	0.00%	5,713	22.70	129,680	0.70%	21.04%
2019	0.00%	3	18.75	65	0.79%	27.95%
2018	0.00%	4	14.66	56	0.61%	-19.54%
Invesco - Invesco V.I. Global Strategic Income Fund: Series II (OVSBS)
2020	0.00%	9,705	13.86	134,468	4.43%	2.99%
2019	0.00%	2	13.45	21	3.38%	10.61%
2018	0.00%	2	12.16	19	4.54%	-4.55%
Ivy Variable Insurance Portfolios - Delaware Ivy Asset Strategy: Class II (WRASP)
2022	0.00%	875	18.50	16,182	2.12%	-14.74%
2021	0.00%	271	21.70	5,884	1.42%	10.44%

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

	Contract Expense Rate*	Units*****	Unit Fair Value	Contract Owners’ Equity*****	Investment Income Ratio**	Total Return***
Ivy Variable Insurance Portfolios - Delaware Ivy Corporate Bond: Class II (WRBDP)
2022	0.00%	98,742	13.47	1,330,107	2.46%	-15.79%
2021	0.00%	94,884	16.00	1,517,792	2.04%	-0.85%
2020	0.00%	93,121	16.13	1,502,294	1.83%	10.97%
2019	0.00%	54	14.54	791	0.00%	12.18	%****
Ivy Variable Insurance Portfolios - Delaware Ivy Balanced: Class II (WRBP)
2022	0.00%	1,068	26.84	28,672	1.26%	-16.06%
2021	0.00%	2,512	31.97	80,307	0.90%	15.97%
2020	0.00%	4,210	27.57	116,063	0.00%	14.11%
2019	0.00%	2	24.16	40	0.00%	22.09%
Ivy Variable Insurance Portfolios - Delaware Ivy Energy: Class II (WRENG)
2022	0.00%	943	11.24	10,604	4.48%	50.47%
2020	0.00%	308	5.26	1,620	0.88%	-36.83%
Ivy Variable Insurance Portfolios - Delaware Ivy Natural Resources: Class II (WRGNR)
2022	0.00%	36,029	9.07	326,850	2.16%	17.78%
2021	0.00%	9,424	7.70	72,587	1.67%	26.68%
2020	0.00%	7,967	6.08	48,443	2.29%	-11.99%
2019	0.00%	8	6.91	55	0.98%	9.46%
2018	0.00%	8	6.31	50	0.31%	-23.24	%****
Ivy Variable Insurance Portfolios - Delaware Ivy High Income: Class II (WRHIP)
2022	0.00%	1,679	20.94	35,153	2.92%	-10.97%
2021	0.00%	6,131	23.52	144,205	7.11%	6.06%
2020	0.00%	20,790	22.18	461,062	71.26%	6.03%
2019	0.00%	2	20.92	34	5.35%	11.19%
2018	0.00%	5	18.81	99	4.86%	-2.13%
Ivy Variable Insurance Portfolios - Delaware Ivy Limited-Term Bond: Class II (WRLTBP)
2022	0.00%	30,477	10.91	332,390	1.06%	-4.30%
2021	0.00%	19,446	11.40	221,612	0.97%	-0.49%
2020	0.00%	2,915	11.45	33,383	2.58%	4.14%
2019	0.00%	3	11.00	28	1.80%	4.23%
2018	0.00%	3	10.55	27	1.66%	0.76%
Ivy Variable Insurance Portfolios - Delaware Ivy Mid Cap Growth: Class II (WRMCG)
2022	0.00%	8,141	45.81	372,898	0.00%	-30.79%
2021	0.00%	7,147	66.19	473,047	0.00%	16.36%
2020	0.00%	1,581	56.89	89,935	0.00%	49.00%
Ivy Variable Insurance Portfolios - Delaware Ivy Science and Technology: Class II (WRSTP)
2022	0.00%	997	45.84	45,716	0.00%	-31.84%
2021	0.00%	1,049	67.25	70,525	0.00%	15.17%
2020	0.00%	6,290	58.39	367,287	0.00%	35.36%
2019	0.00%	8	43.14	349	0.00%	49.48%
2018	0.00%	1	28.86	42	0.00%	-5.22%
Ivy Variable Insurance Portfolios - Delaware Ivy Value: Class II (WRVP)
2022	0.00%	658	35.52	23,376	1.37%	-5.00%
2021	0.00%	942	37.39	35,200	1.91%	31.18%
2020	0.00%	1,204	28.50	34,316	1.98%	1.98%
2019	0.00%	1	27.95	35	0.00%	26.33	%****
Janus Aspen Series - Janus Henderson Balanced Portfolio: Institutional Shares (JABIN)
2022	0.00%	87,965	31.25	2,748,682	1.30%	-16.40%
2021	0.00%	93,533	37.38	3,496,076	0.92%	17.20%
2020	0.00%	82,731	31.89	2,638,596	2.40%	14.31%
2019	0.00%	91	27.90	2,536	1.92%	22.59%
2018	0.00%	62	22.76	1,401	2.27%	0.66%
Janus Aspen Series - Janus Henderson Enterprise Portfolio: Institutional Shares (JAEI)
2022	0.00%	17,016	53.60	912,034	0.18%	-15.94%
2021	0.00%	14,022	63.76	894,099	0.31%	16.83%
2020	0.00%	15,825	54.58	863,675	0.11%	19.47%
2019	0.00%	21	45.68	970	0.20%	35.49%
2018	0.00%	16	33.72	542	0.24%	-0.41%
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares (JAFBS)
2022	0.00%	9,279	11.66	108,200	2.04%	-13.90%
2021	0.00%	9,269	13.54	125,536	1.48%	-1.11%
2020	0.00%	15,356	13.70	210,312	2.56%	10.25%
2019	0.00%	13	12.42	161	2.85%	9.28%
2018	0.00%	13	11.37	150	2.54%	-1.30%

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

	Contract Expense Rate*	Units*****	Unit Fair Value	Contract Owners’ Equity*****	Investment Income Ratio**	Total Return***
Janus Aspen Series - Janus Henderson Forty Portfolio: Institutional Shares (JAFRIN)
2022	0.00%	32,050	43.91	1,407,428	0.19%	-33.55%
2021	0.00%	37,200	66.09	2,458,457	0.00%	22.90%
2020	0.00%	26,514	53.77	1,425,779	0.67%	39.40%
2019	0.00%	37	38.58	1,411	0.16%	37.16%
2018	0.00%	25	28.12	690	0.00%	1.96%
Janus Aspen Series - Janus Henderson Global Research Portfolio: Institutional Shares (JAGRIN)
2022	0.00%	2,505	26.91	67,419	1.02%	-19.41%
2021	0.00%	2,735	33.39	91,322	0.52%	18.09%
2020	0.00%	2,741	28.28	77,505	0.80%	20.06%
2019	0.00%	3	23.55	59	1.38%	29.04%
2018	0.00%	1	18.25	21	1.74%	-6.89%
Janus Aspen Series - Janus Henderson Overseas Portfolio: Institutional Shares (JAIG)
2022	0.00%	14,472	18.36	265,708	1.80%	-8.60%
2021	0.00%	8,192	20.09	164,564	1.06%	13.58%
2020	0.00%	4,631	17.69	81,907	1.28%	16.30%
2019	0.00%	2	15.21	25	1.80%	27.02%
2018	0.00%	1	11.97	17	1.93%	-14.99%
Janus Aspen Series - Janus Henderson Research Portfolio: Institutional Shares (JARIN)
2022	0.00%	3,768	37.68	141,964	0.16%	-29.89%
2021	0.00%	3,946	53.74	212,058	0.09%	20.33%
2020	0.00%	1,310	44.66	58,509	0.54%	32.95%
2019	0.00%	1	33.59	44	0.45%	35.52%
2018	0.00%	5	24.79	131	0.55%	-2.56%
Janus Aspen Series - Janus Henderson Adaptive Risk Managed U.S. Equity Portfolio: Service Shares (JIULVV)
2022	0.00%	5,595	16.88	94,445	9.38%	-8.19%
2021	0.00%	3,661	18.38	67,308	1.11%	21.34%
2020	0.00%	38,424	15.15	582,169	2.03%	3.51%
2019	0.00%	25	14.64	366	1.17%	28.05%
2018	0.00%	3	11.43	34	1.84%	-4.59%
Janus Aspen Series - Janus Henderson Mid Cap Value Portfolio: Institutional Shares (JMCVIN)
2022	0.00%	19,881	27.36	543,980	1.57%	-5.56%
2021	0.00%	12,816	28.97	371,328	0.46%	19.73%
2020	0.00%	12,117	24.20	293,228	1.29%	-0.92%
2019	0.00%	8	24.42	205	1.36%	30.35%
2018	0.00%	5	18.74	95	1.13%	-13.64%
John Hancock Variable Insurance Trust - Emerging Markets Value Trust: Series NAV (JHEVTN)
2022	0.10%	50,007	14.18	709,248	3.75%	-11.72%
2021	0.10%	45,867	16.07	736,882	2.55%	11.14%
2020	0.10%	42,910	14.46	620,305	2.50%	3.62%
2019	0.10%	41	13.95	569	3.65%	10.78%
2018	0.10%	29	12.59	364	4.76%	-13.59%
JPMorgan Insurance Trust - JPMorgan Insurance Trust Global Allocation Portfolio: Class 2 (JPIGA2)
2022	0.00%	46,013	13.66	628,330	1.39%	-17.82%
2021	0.00%	44,595	16.62	741,043	0.87%	9.26%
2020	0.00%	36,491	15.21	554,963	1.54%	15.40%
2019	0.00%	40	13.18	531	1.89%	16.58%
2018	0.00%	20	11.30	229	0.00%	-6.38%
JPMorgan Insurance Trust - JPMorgan Insurance Trust Income Builder Portfolio: Class 2 (JPIIB2)
2022	0.00%	10,037	12.59	126,324	4.45%	-12.51%
2021	0.00%	4,663	14.38	67,073	2.96%	8.22%
2020	0.00%	20,425	13.29	271,502	2.66%	5.21%
2019	0.00%	54	12.63	687	1.41%	14.27%
2018	0.00%	18	11.06	196	0.00%	-4.90%
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares (LZREMS)
2022	0.00%	4,651	25.49	118,554	2.86%	-15.12%
2021	0.00%	7,772	30.03	233,378	1.69%	5.47%
2020	0.00%	9,460	28.47	269,325	2.28%	-1.27%
2019	0.00%	12	28.84	338	0.80%	18.14%
2018	0.00%	12	24.41	301	1.78%	-18.55%

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

	Contract Expense Rate*	Units*****	Unit Fair Value	Contract Owners’ Equity*****	Investment Income Ratio**	Total Return***
Lazard Retirement Series, Inc. - Lazard Retirement Global Dynamic Multi-Asset Portfolio: Service Shares (LZRGDM)
2019	0.00%	4	17.42	69	0.05%	17.79	%****
Lazard Retirement International Equity - Service (LZRIES)
2022	0.00%	11,057	19.92	220,252	3.80%	-15.01%
2021	0.00%	10,356	23.44	242,726	0.95%	5.83%
2020	0.00%	10,370	22.15	229,648	1.66%	8.24%
2019	0.00%	13	20.46	262	0.34%	21.00%
2018	0.00%	14	16.91	239	0.58%	-13.90%
Lazard Retirement Series, Inc. - Lazard Retirement U.S. Small-Mid Cap Equity Portfolio: Service Shares (LZRUSM)
2022	0.00%	4,749	34.25	162,674	0.00%	-15.52%
2021	0.00%	4,760	40.54	192,976	0.05%	19.87%
2020	0.00%	5,420	33.82	183,312	0.19%	6.76%
2019	0.00%	5	31.68	161	0.00%	29.93%
2018	0.00%	7	24.38	171	0.03%	-13.24%
LMCBV Aggressive Growth I (LPVCAI)
2022	0.00%	1,799	26.59	47,845	0.45%	-26.41%
2021	0.00%	1,637	36.13	59,154	0.10%	10.30%
2020	0.00%	722	32.76	23,652	0.84%	18.02%
2019	0.00%	1	27.76	21	0.98%	25.07%
2018	0.00%	1	22.19	18	0.70%	-8.34%
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Dividend Strategy Portfolio: Class I (LPVCII)
2022	0.00%	14,038	32.91	462,056	1.50%	-8.10%
2021	0.00%	10,104	35.82	361,894	1.56%	26.80%
2020	0.00%	9,965	28.25	281,477	2.16%	7.67%
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Large Cap Growth Portfolio: Class I (LVCLGI)
2022	0.00%	13,321	39.07	520,501	0.00%	-32.24%
2021	0.00%	13,854	57.67	798,915	0.00%	21.94%
2020	0.00%	14,137	47.29	668,563	0.02%	30.74%
2019	0.00%	7	36.17	250	0.43%	32.16%
2018	0.00%	2	27.37	62	0.29%	0.00%
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Small Cap Growth Portfolio: Class II (SBVSG2)
2022	0.00%	38,753	28.57	1,107,086	0.00%	-29.01%
2021	0.00%	43,475	40.24	1,749,483	0.00%	12.31%
2020	0.00%	37,979	35.83	1,360,769	0.00%	42.91%
2019	0.00%	34	25.07	861	0.00%	26.55%
2018	0.00%	24	19.81	480	0.00%	3.18%
Western Asset Variable Global High Yield Bond Portfolio: Class I (SBVHY)
2022	0.00%	2,696	22.41	60,413	5.10%	-13.72%
2021	0.00%	2,903	25.97	75,384	3.63%	1.33%
2020	0.00%	2,977	25.63	76,298	1.70%	7.32%
2019	0.00%	3	23.88	71	4.55%	14.39%
2018	0.00%	3	20.88	62	4.35%	-3.91%
Lord Abbett Series Fund, Inc. - Bond Debenture Portfolio: Class VC (LOVBD)
2022	0.00%	51,841	20.85	1,080,789	4.95%	-12.80%
2021	0.00%	32,660	23.91	780,865	1.28%	3.28%
2020	0.00%	120,747	23.15	2,795,339	11.29%	7.30%
2019	0.00%	83	21.57	1,780	6.19%	13.35%
2018	0.00%	7	19.03	142	1.77%	-4.03%
Lord Abbett Series Fund, Inc. - Dividend Growth Portfolio: Class VC (LOVCDG)
2022	0.00%	9,351	43.13	403,347	0.94%	-13.55%
2021	0.00%	10,071	49.89	502,452	0.74%	25.62%
2020	0.00%	9,964	39.72	395,739	1.06%	15.42%
2019	0.00%	10	34.41	329	1.52%	26.45%
MainStay VP Funds Trust - MainStay VP MacKay Convertible Portfolio: Service Class (MNCPS)
2022	0.00%	34,689	16.26	564,196	2.69%	-12.89%
2021	0.00%	51,028	18.67	952,762	1.02%	8.98%
2020	0.00%	71,961	17.13	1,232,931	0.45%	35.70%
2019	0.00%	57	12.63	719	1.19%	22.15%
2018	0.00%	21	10.34	214	1.37%	-2.45%
MFS(R) Variable Insurance Trust - MFS Growth Series: Service Class (MEGSS)
2022	0.00%	11,293	20.64	233,124	0.00%	-31.81%
2021	0.00%	14,903	30.27	451,150	0.00%	23.24%
2020	0.00%	17,141	24.56	421,051	0.00%	31.54%
2019	0.00%	8	18.67	150	0.00%	37.78%
2018	0.00%	6	13.55	81	0.00%	2.34%

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

	Contract Expense Rate*	Units*****	Unit Fair Value	Contract Owners’ Equity*****	Investment Income Ratio**	Total Return***
MFS(R) Variable Insurance Trust - MFS New Discovery Series: Service Class (MNDSC)
2022	0.00%	35,033	11.70	409,982	0.00%	-29.99%
2021	0.00%	19,212	16.72	321,170	0.00%	1.57%
2020	0.00%	3,835	16.46	63,117	0.00%	64.58	%****
MFS(R) Variable Insurance Trust - MFS Value Series: Service Class (MVFSC)
2022	0.00%	11,512	18.03	207,504	1.30%	-6.14%
2021	0.00%	8,225	19.21	157,965	0.79%	25.16%
2020	0.00%	24,003	15.34	368,319	1.00%	3.22%
2019	0.00%	13	14.87	187	2.04%	29.51%
2018	0.00%	9	11.48	101	1.31%	-10.38%
MFS(R) Variable Insurance Trust II - MFS International Growth Portfolio: Service Class (MVIGSC)
2022	0.00%	7,219	9.84	71,065	0.00%	-1.56	%****
Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class Y (DTRTFY)
2022	0.25%	102,700	9.64	989,692	2.84%	-13.05%
2021	0.25%	136,489	11.08	1,512,773	2.47%	-0.25%
2020	0.25%	141,016	11.11	1,566,865	2.75%	3.83%
2019	0.25%	131	10.70	1,401	4.75%	6.77%
2018	0.25%	46	10.02	461	3.15%	0.30%
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II (GEM2)
2022	0.00%	7,723	9.07	70,062	0.77%	-9.28	%****
Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class Y (GVEXD)
2022	0.25%	295,097	23.83	7,032,751	1.35%	-18.40%
2021	0.25%	239,147	29.21	6,984,774	2.59%	28.17%
2020	0.25%	157,921	22.79	3,598,528	2.29%	17.94%
2019	0.25%	75	19.32	1,458	2.17%	31.00%
2018	0.25%	76	14.75	1,116	2.24%	-4.78%
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class Y (GVIXY)
2022	0.25%	157,037	12.54	1,969,591	4.76%	-14.36%
2021	0.25%	109,077	14.64	1,597,394	2.63%	10.71%
2020	0.25%	133,893	13.23	1,771,171	2.45%	7.39%
2019	0.25%	164	12.32	2,014	3.87%	21.58%
2018	0.25%	138	10.13	1,398	3.60%	-13.86%
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class Y (MCIFD)
2022	0.25%	54,109	20.01	1,082,464	1.26%	-13.49%
2021	0.25%	61,169	23.12	1,414,503	1.70%	24.12%
2020	0.25%	40,344	18.63	751,618	1.39%	13.00%
2019	0.25%	42	16.49	692	1.71%	25.58%
2018	0.25%	32	13.13	414	1.59%	-11.52%
Nationwide Variable Insurance Trust - NVIT J.P. Morgan Mozaic(SM) Multi-Asset Fund: Class Y (NJMMAY)
2022	0.25%	239	9.52	2,278	0.00%	-15.85%
Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class Y (NVBXD)
2022	0.25%	47,048	10.87	511,198	2.74%	-13.45%
2021	0.25%	23,495	12.55	294,949	1.98%	-2.18%
2020	0.25%	25,314	12.83	324,855	2.21%	7.07%
2019	0.25%	28	11.99	333	2.64%	8.35%
2018	0.25%	28	11.06	312	3.78%	-0.54%
Nationwide Variable Insurance Trust - NVIT iShares Global Equity ETF Fund: Class Y (NVGEY)
2022	0.25%	6,305	12.94	81,580	2.31%	-16.17%
2021	0.25%	5,629	15.44	86,887	3.66%	22.11	%****
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X (NVMIVX)
2022	0.00%	8,702	12.26	106,718	8.81%	-5.86%
2021	0.00%	709	13.03	9,235	0.47%	10.58	%****
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class I (NVMMV1)
2022	0.00%	10,712	13.98	149,730	1.54%	-2.59%
2021	0.00%	10,013	14.35	143,689	0.77%	24.20%
2020	0.00%	18,749	11.55	216,625	2.24%	-1.07%
2019	0.00%	19	11.68	217	2.60%	23.97%
2018	0.00%	16	9.42	148	2.98%	-13.10%
Nationwide Variable Insurance Trust - NVIT BNY Mellon Sustainable U.S. Equity Fund: Class I (NVNSR1)
2022	0.00%	1,523	14.61	22,262	0.53%	-22.92%

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

	Contract Expense Rate*	Units*****	Unit Fair Value	Contract Owners’ Equity*****	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class Y (NVSIXD)
2022	0.25%	156,563	16.55	2,590,736	1.21%	-20.66%
2021	0.25%	126,330	20.86	2,634,734	1.18%	14.26%
2020	0.25%	85,160	18.25	1,554,446	1.52%	19.42%
2019	0.25%	43	15.29	656	1.68%	25.09%
2018	0.25%	22	12.22	267	2.03%	-11.32%
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class Y (SAMY)
2022	0.00%	754,253	10.29	7,763,914	1.57%	1.40%
2021	0.00%	638,734	10.15	6,483,891	0.00%	0.00%
2020	0.00%	773,607	10.15	7,853,007	0.12%	0.29%
2019	0.00%	60	10.12	608	1.06%	1.21	%****
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I (TRF)
2022	0.00%	2,049	15.87	32,530	2.40%	-8.44%
2021	0.00%	640	17.34	11,090	1.07%	21.88%
2020	0.00%	287	14.22	4,082	0.00%	10.35	%****
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: I Class Shares (AMCG)
2022	0.00%	5,776	49.14	283,819	0.00%	-28.73%
2021	0.00%	7,612	68.95	524,874	0.00%	12.99%
2020	0.00%	7,650	61.03	466,844	0.00%	39.98%
2019	0.00%	3	43.60	112	0.00%	32.75%
2018	0.00%	3	32.84	114	0.00%	-6.41%
Neuberger Berman Advisers Management Trust - Mid Cap Intrinsic Value Portfolio: I Class Shares (AMRI)
2022	0.00%	123	32.50	3,997	0.04%	-9.75%
2021	0.00%	2,174	36.02	78,304	0.62%	32.80%
2020	0.00%	2,151	27.12	58,341	0.95%	-2.62%
2019	0.00%	4	27.85	120	0.75%	16.74%
2018	0.00%	7	23.86	157	0.44%	-15.27%
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I Shares (AMSRS)
2018	0.00%	1	26.80	20	0.49%	-5.73%
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares (AMTB)
2022	0.00%	47,387	12.84	608,217	2.49%	-5.19%
2021	0.00%	44,659	13.54	604,563	3.65%	0.74%
2020	0.00%	5,233	13.44	70,319	1.65%	3.46%
2019	0.00%	9	12.99	123	2.01%	3.69%
2018	0.00%	9	12.53	115	1.58%	1.05%
Neuberger Berman Advisers Management Trust - U.S. Equity Index PutWrite Strategy Portfolio: S Class Shares (NBARMS)
2022	0.00%	2,167	11.95	25,897	0.00%	-11.28%
2021	0.00%	2,167	13.47	29,189	0.27%	17.94%
2020	0.00%	2,975	11.42	33,973	0.86%	8.26%
2019	0.00%	3	10.55	31	0.16%	15.26%
2018	0.00%	3	9.15	27	0.00%	-6.82%
Northern Lights TOPS Managed Risk Balanced ETF - Class 2 (NOTB2)
2022	0.00%	8,255	14.88	122,791	18.24%	-11.85%
2021	0.00%	8,679	16.87	146,460	1.06%	8.57%
2020	0.00%	13,582	15.54	211,096	2.34%	5.90	%****
Northern Lights Variable Trust - BTS Tactical Fixed Income VIT Fund: Class 2 (NOTBBA)
2022	0.00%	721	9.46	6,818	1.82%	-13.12%
2021	0.00%	721	10.88	7,848	0.35%	-2.39%
2020	0.00%	721	11.15	8,039	2.29%	2.42%
2019	0.00%	1	10.89	7	4.33%	2.95%
2018	0.00%	1	10.57	7	1.83%	-6.13%
Northern Lights Variable Trust - TOPS Conservative ETF Portfolio: Class 2 (NOTC2)
2022	0.00%	9,761	14.45	141,071	1.83%	-8.85%
Northern Lights Variable Trust - Donoghue Forlines Dividend VIT Fund: Class 1 (NOVPDI)
2022	0.00%	474	16.12	7,642	1.70%	-10.35%
2021	0.00%	481	17.98	8,647	1.26%	30.30%
2020	0.00%	490	13.80	6,761	2.16%	-7.25%
2019	0.00%	4	14.88	57	1.42%	-2.84%
2018	0.00%	4	15.31	59	1.94%	-8.05	%****
Northern Lights Variable Trust - Donoghue Forlines Momentum VIT Fund: Class 1 (NOVPM)
2022	0.00%	304	20.14	6,113	0.00%	-22.56%
2021	0.00%	304	26.01	7,894	0.00%	29.66%
2020	0.00%	304	20.06	6,098	0.18%	-1.20%
2019	0.00%	-	20.30	6	0.80%	7.87%
2018	0.00%	-	18.82	6	0.31%	-2.64%

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

	Contract Expense Rate*	Units*****	Unit Fair Value	Contract Owners’ Equity*****	Investment Income Ratio**	Total Return***
PIMCO VIT Dynamic Bond - Admin (PMUBAM)
2022	0.00%	26,922	12.40	333,811	2.91%	-6.36%
2021	0.00%	1,147	13.24	15,188	2.08%	1.29%
2020	0.00%	1,349	13.07	17,635	4.84%	4.81%
2019	0.00%	2	12.47	19	5.17%	4.93%
2018	0.00%	39	11.89	462	2.97%	1.02%
PIMCO Variable Insurance Trust - All Asset Portfolio: Administrative Class (PMVAAA)
2022	0.00%	3,083	21.20	65,372	8.04%	-11.84%
2021	0.00%	2,164	24.05	52,051	11.21%	16.23%
2020	0.00%	2,025	20.69	41,905	5.02%	8.01%
2019	0.00%	1	19.16	26	0.65%	11.90%
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Administrative Class (PMVEBA)
2022	0.00%	29,619	19.78	585,985	4.84%	-15.71%
2021	0.00%	51,815	23.47	1,216,185	4.43%	-2.56%
2020	0.00%	13,712	24.09	330,306	5.26%	6.71%
2019	0.00%	15	22.58	333	4.53%	14.77%
2018	0.00%	13	19.67	255	4.07%	-4.75%
PIMCO Variable Insurance Trust - International Bond Portfolio (unhedged): Administrative Class (PMVFBA)
2022	0.00%	7,663	12.10	92,705	1.79%	-18.98%
2021	0.00%	1,157	14.93	17,272	5.85%	-7.52%
2018	0.00%	1	13.62	18	4.46%	-3.95	%****
PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Administrative Class (PMVFHA)
2022	0.00%	19,807	19.32	382,596	1.50%	-10.15%
2021	0.00%	28,378	21.50	610,114	1.55%	-1.96%
2020	0.00%	25,207	21.93	552,754	6.02%	5.56%
2019	0.00%	26	20.77	551	1.77%	7.01%
2018	0.00%	19	19.41	370	1.34%	2.10%
PIMCO Variable Insurance Trust - Global Bond Opportunities Portfolio (Unhedged): Administrative Class (PMVGBA)
2022	0.00%	25,870	16.23	419,897	1.50%	-11.00%
2021	0.00%	21,611	18.24	394,145	4.72%	-4.16%
2020	0.00%	7,475	19.03	142,243	2.39%	10.12%
2019	0.00%	6	17.28	112	2.39%	6.12%
2018	0.00%	2	16.28	36	8.07%	-4.24%
PIMCO Variable Insurance Trust - High Yield Portfolio: Administrative Class (PMVHYA)
2022	0.00%	20,402	22.57	460,553	4.96%	-10.28%
2021	0.00%	26,431	25.16	665,037	4.45%	3.63%
2020	0.00%	16,783	24.28	407,484	4.84%	5.75%
2019	0.00%	19	22.96	442	4.98%	14.72%
2018	0.00%	16	20.01	312	5.20%	-2.68%
PIMCO Variable Insurance Trust - Income Portfolio: Administrative Class (PMVID)
2022	0.00%	404,595	12.45	5,036,981	3.76%	-7.78%
2021	0.00%	332,533	13.50	4,488,930	2.88%	2.00%
2020	0.00%	292,327	13.24	3,868,988	4.64%	6.51%
2019	0.00%	343	12.43	4,260	3.47%	8.57%
2018	0.00%	89	11.45	1,016	3.19%	0.44%
PIMCO Variable Insurance Trust - Low Duration Portfolio: Administrative Class (PMVLDA)
2022	0.00%	134,060	14.31	1,917,920	1.71%	-5.74%
2021	0.00%	107,753	15.18	1,635,456	0.53%	-0.93%
2020	0.00%	95,025	15.32	1,455,767	1.15%	2.99%
2019	0.00%	71	14.87	1,061	2.56%	4.03%
2018	0.00%	14	14.30	196	1.85%	0.35%
PIMCO Variable Insurance Trust - Long-Term U.S. Government Portfolio: Administrative Class (PMVLGA)
2022	0.00%	33,657	18.72	630,154	2.03%	-28.87%
2021	0.00%	29,577	26.32	778,577	1.54%	-4.78%
2020	0.00%	18,377	27.65	508,048	1.58%	17.39%
2019	0.00%	5	23.55	129	2.06%	13.32%
2018	0.00%	5	20.78	114	2.40%	-2.40%
PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class (PMVRRA)
2022	0.00%	97,410	17.75	1,728,709	6.85%	-11.90%
2021	0.00%	89,247	20.14	1,797,859	4.89%	5.59%
2020	0.00%	71,647	19.08	1,366,949	1.38%	11.71%
2019	0.00%	18	17.08	308	1.67%	8.44%
2018	0.00%	18	15.75	287	2.55%	-2.23%

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

	Contract Expense Rate*	Units*****	Unit Fair Value	Contract Owners’ Equity*****	Investment Income Ratio**	Total Return***
PIMCO Variable Insurance Trust - CommodityRealReturn(R) Strategy Portfolio: Administrative Class (PMVRSA)
2022	0.00%	6,859	9.76	66,933	19.88%	8.61%
2021	0.00%	6,932	8.98	62,282	4.66%	33.34%
2020	0.00%	3,529	6.74	23,779	6.66%	1.35%
2019	0.00%	5	6.65	31	4.17%	11.43%
2018	0.00%	6	5.97	38	2.12%	-14.10%
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class (PMVTRA)
2022	0.00%	180,794	18.39	3,324,867	2.61%	-14.30%
2021	0.00%	180,284	21.46	3,868,711	1.83%	-1.27%
2020	0.00%	212,965	21.73	4,628,614	2.09%	8.65%
2019	0.00%	86	20.00	1,713	3.00%	8.36%
2018	0.00%	70	18.46	1,295	2.52%	-0.54%
PIMCO Variable Insurance Trust - Global Core Bond (Hedged) Portfolio: Administrative Class (PVGCBA)
2022	0.00%	89	10.97	977	1.77%	-11.54%
PIMCO Variable Insurance Trust - Global Managed Asset Allocation Portfolio: Administrative Class (PVGMAA)
2022	0.00%	8,169	14.85	121,295	2.07%	-18.36%
2021	0.00%	8,250	18.19	150,042	0.04%	12.63%
2018	0.00%	2	11.81	22	1.71%	-5.44%
PIMCO Variable Insurance Trust - Short-Term Portfolio: Administrative Class (PVSTA)
2022	0.00%	84,838	14.37	1,218,958	1.80%	-0.15%
2021	0.00%	67,223	14.39	967,338	1.32%	-0.06%
2020	0.00%	70,484	14.40	1,014,824	1.25%	2.24%
2019	0.00%	99	14.08	1,398	2.45%	2.80%
2018	0.00%	90	13.70	1,228	2.24%	1.56%
ProFund VP Asia 30 (PROA30)
2021	0.00%	750	14.83	11,119	0.00%	-18.52%
2020	0.00%	1,108	18.20	20,170	0.11%	35.55%
2019	0.00%	12	13.43	164	0.25%	26.31%
2018	0.00%	13	10.63	142	0.45%	-18.61%
ProFund Access VP High Yield Fund (PROAHY)
2022	0.00%	12,589	17.12	215,479	6.20%	-7.97%
ProFund VP Biotechnology (PROBIO)
2022	0.00%	1,099	47.09	51,773	0.00%	-7.71%
2021	0.00%	2,315	51.02	118,117	0.00%	15.73%
2020	0.00%	886	44.09	39,062	0.02%	15.38%
ProFund VP Basic Materials (PROBM)
2021	0.00%	162	23.69	3,835	0.26%	25.63%
ProFund VP Banks (PROBNK)
2022	0.00%	1,201	23.57	28,297	0.86%	-19.88%
ProFund VP Consumer Goods (PROCG)
2022	0.00%	6,028	29.32	176,737	0.05%	-24.70%
2021	0.00%	2,622	38.93	102,079	0.41%	19.65	%****
ProFund VP Consumer Services (PROCS)
2021	0.00%	3,942	48.20	189,989	0.00%	10.23%
2020	0.00%	2,313	43.73	101,143	0.00%	28.34%
2019	0.00%	2	34.07	68	0.00%	24.64%
2018	0.00%	3	27.34	73	0.00%	0.63	%****
ProFund VP Europe 30 (PROE30)
2021	0.00%	786	16.55	13,016	0.00%	24.53%
ProFund VP Emerging Markets (PROEM)
2022	0.00%	1,101	9.61	10,576	0.32%	-16.19%
2021	0.00%	7,608	11.46	87,197	0.00%	-18.01%
2020	0.00%	1,322	13.98	18,481	0.57%	26.72%
2019	0.00%	1	11.03	8	0.42%	24.23%
2018	0.00%	1	8.88	9	0.12%	-15.27%

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

	Contract Expense Rate*		Units*****	Unit Fair Value	Contract Owners’ Equity*****	Investment Income Ratio**	Total Return***
ProFund VP Financials (PROFIN)
2022	0.00%		2,885	26.89	77,600	0.10%	-15.14%
2021	0.00%		1,257	31.69	39,838	0.00%	30.10%
2019	0.00	%4		24.80	101	0.55%	30.27%
2018	0.00%		6	19.04	111	0.39%	-10.40%
ProFunds VP Government Money Market (PROGMM)
2020	0.00%		43	10.14	436	0.07%	0.04%
2019	0.00%		12	10.13	121	0.85%	0.77%
2018	0.00%		48	10.06	479	0.44%	0.40%
ProFund VP Health Care (PROHC)
2022	0.00%		3,666	45.42	166,536	0.00%	-6.02%
2021	0.00%		571	48.34	27,583	0.03%	21.54%
2020	0.00%		472	39.77	18,772	0.00%	14.44%
2018	0.00%		2	29.11	55	0.00%	4.41	%****
ProFund VP Industrials (PROIND)
2022	0.00%		2,778	32.47	90,201	0.00%	-15.60%
2021	0.00%		1,800	38.47	69,257	0.00%	16.40%
2020	0.00%		755	33.05	24,954	0.19%	16.76%
2019	0.00%		1	28.31	30	0.00%	30.49%
2018	0.00%		1	21.69	16	0.09%	-12.79%
ProFund VP Japan (PROJP)
2022	0.00%		1,825	20.19	36,844	0.00%	-9.92%
2021	0.00%		3,253	22.41	72,918	0.00%	3.89%
2020	0.00%		1,468	21.57	31,671	0.14%	15.93%
2019	0.00%		4	18.61	68	0.16%	20.00%
2018	0.00%		3	15.51	43	0.00%	-11.62%
ProFunds VP Large-Cap Growth (PROLCG)
2022	0.00%		150	37.84	5,690	0.00%	-30.64%
2021	0.00%		17,681	54.56	964,588	0.00%	29.86%
2020	0.00%		13,824	42.01	580,747	0.00%	30.93%
2019	0.00%		32	32.09	1,040	0.00%	28.89%
ProFunds VP Mid-Cap (PROMC)
2022	0.00%		2,858	27.13	77,517	0.00%	-14.92%
2021	0.00%		2,484	31.88	79,182	0.00%	22.21%
2020	0.00%		2,504	26.09	65,324	0.95%	10.76%
2019	0.00%		3	23.55	59	0.11%	23.53%
2018	0.00%		4	19.07	75	0.00%	-12.84%
ProFunds VP Mid-Cap Growth (PROMCG)
2022	0.00%		1,883	29.04	54,683	0.00%	-20.34%
ProFunds VP Mid-Cap Value (PROMCV)
2022	0.00%		226	28.37	6,400	0.12%	-8.45%
2021	0.00%		148	30.99	4,581	0.03%	28.53%
2020	0.00%		4,368	24.11	105,316	0.41%	2.30%
2019	0.00%		5	23.57	124	0.25%	24.08%
2018	0.00%		1	18.99	17	0.10%	-13.33%
ProFund VP NASDAQ-100 (PRON)
2022	0.00%		3,167	48.54	153,692	0.00%	-33.91%
2021	0.00%		312	73.44	22,920	0.00%	24.80%
2020	0.00%		3,035	58.84	178,594	0.00%	45.57%
2019	0.00%		1	40.42	47	0.00%	36.70%
2018	0.00%		9	29.57	252	0.00%	-1.86%
ProFund VP Internet (PRONET)
2022	0.00%		1,727	32.57	56,260	0.00%	-46.13%
2021	0.00%		5,832	60.45	352,586	0.00%	5.30%
2020	0.00%		6,421	57.41	368,633	0.00%	50.82%
2019	0.00%		4	38.07	137	0.00%	18.03%
2018	0.00%		1	32.25	33	0.00%	4.95%
ProFund VP Oil & Gas (PROOG)
2022	0.00%		3,797	16.62	63,096	0.67%	59.43%
ProFund VP Precious Metals (PROPM)
2022	0.00%		2,343	5.65	13,244	0.00%	-11.02%
2021	0.00%		5,512	6.35	35,016	0.00%	-8.93%
2020	0.00%		5,114	6.98	35,679	0.03%	24.10%
2019	0.00%		68	5.62	383	0.03%	45.98%
2018	0.00%		19	3.85	73	0.00%	-13.48%

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

	Contract Expense Rate*	Units*****	Unit Fair Value	Contract Owners’ Equity*****	Investment Income Ratio**	Total Return***
ProFund VP Real Estate (PRORE)
2019	0.00%	-	22.65	8	1.24%	26.76	%****
ProFund VP Rising Rates Opportunity (PRORRO)
2022	0.00%	16,698	3.45	57,576	0.00%	58.47%
ProFunds VP Small Cap (PROSC)
2022	0.00%	3,542	23.07	81,726	0.00%	-21.85%
2021	0.00%	3,395	29.52	100,224	0.00%	12.88%
2020	0.00%	1,818	26.15	47,548	0.06%	17.06%
2019	0.00%	2	22.34	42	0.00%	23.60	%****
ProFunds VP Small-Cap Growth (PROSCG)
2022	0.00%	196	31.08	6,102	0.00%	-22.41%
2021	0.00%	138	40.06	5,539	0.00%	20.64%
2020	0.00%	546	33.20	18,128	0.00%	17.39%
2019	0.00%	1	28.28	18	0.00%	19.12%
2018	0.00%	5	23.74	125	0.00%	-5.76%
ProFund VP Semiconductor (PROSCN)
2022	0.00%	1,586	53.12	84,260	0.00%	-37.50%
2021	0.00%	2,106	85.00	179,006	0.00%	48.49%
2020	0.00%	2,512	57.24	143,789	0.35%	44.85%
2019	0.00%	2	39.52	89	0.28%	49.77%
2018	0.00%	2	26.38	59	0.00%	-10.24%
ProFunds VP Small-Cap Value (PROSCV)
2022	0.00%	136	26.37	3,585	0.00%	-12.41%
2020	0.00%	692	23.42	16,204	0.03%	1.06%
2019	0.00%	1	23.17	31	0.00%	22.56%
2018	0.00%	1	18.90	25	0.00%	-14.25%
ProFund VP Short NASDAQ-100 (PROSN)
2022	0.00%	7,127	0.84	6,005	0.00%	35.06%
ProFund VP Technology (PROTEC)
2022	0.00%	537	47.76	25,647	0.00%	-35.72%
2021	0.00%	316	74.30	23,487	0.00%	34.96%
2019	0.00%	-	38.02	9	0.00%	45.18	%****
ProFund VP Telecommunications (PROTEL)
2019	0.00%	1	16.61	11	3.27%	14.77%
2018	0.00%	1	14.48	10	5.55%	-15.07%
ProFunds VP UltraBull (PROUB)
2022	0.00%	1,505	70.30	105,792	0.00%	-39.12%
2021	0.00%	1,311	115.48	151,436	0.00%	58.14	%****
ProFunds VP UltraMid-Cap (PROUMC)
2021	0.00%	7	71.57	510	0.00%	46.67%
ProFund VP UltraNASDAQ-100 (PROUN)
2022	0.00%	2,059	142.44	293,323	0.00%	-60.93%
2021	0.00%	499	364.57	182,100	0.00%	52.51%
ProFunds VP UltraSmall-Cap (PROUSC)
2021	0.00%	8	55.44	468	0.00%	23.30%
ProFund VP Utilities (PROUTL)
2022	0.00%	1,222	30.09	36,782	0.00%	-0.25%
2020	0.00%	734	26.14	19,184	1.55%	-2.40%
2019	0.00%	1	26.78	20	0.00%	22.88%
Putnam VT Mortgage Securities Cl IB (PVAGIB)
2019	0.00%	11	12.68	133	2.28%	13.20%
2018	0.00%	3	11.20	39	2.80%	-0.88	%****
Putnam VT Diversified Income Cl IB (PVDIB)
2022	0.00%	1,561	12.83	20,020	8.02%	-2.35%
2021	0.00%	2,686	13.14	35,285	0.65%	-6.95%
2020	0.00%	2,793	14.12	39,429	7.98%	-0.90%
2019	0.00%	3	14.25	48	3.18%	11.23%
2018	0.00%	4	12.81	56	2.51%	-0.93%
Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB (PVEIB)
2022	0.00%	24,551	38.87	954,318	1.15%	-3.13%
2021	0.00%	16,587	40.13	665,608	1.19%	27.30%
2020	0.00%	22,043	31.52	694,820	1.90%	5.80%
2019	0.00%	25	29.79	760	1.84%	30.40%
2018	0.00%	21	22.85	482	0.75%	-8.49%

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

	Contract Expense Rate*	Units*****	Unit Fair Value	Contract Owners’ Equity*****	Investment Income Ratio**	Total Return***
Putnam VT High Yield Cl IB (PVHYB)
2022	0.00%	462	16.42	7,583	7.11%	-11.60%
2021	0.00%	22,260	18.57	413,464	3.90%	4.97%
2020	0.00%	6,032	17.69	106,731	0.00%	5.21%
2019	0.00%	4	16.82	70	0.00%	14.40%
Putnam Variable Trust - Putnam VT Income Fund: Class IB (PVIB)
2022	0.00%	499	13.09	6,539	7.98%	-13.81%
2021	0.00%	5,689	15.19	86,413	1.79%	-4.59%
2020	0.00%	36,216	15.92	576,493	4.39%	5.73%
2019	0.00%	21	15.06	321	3.05%	11.89%
2018	0.00%	5	13.46	66	3.23%	0.22%
Putnam VT Sustainable Leaders Class IB (PVNOB)
2022	0.00%	8,678	13.37	116,060	0.26%	-22.91%
2021	0.00%	1,515	17.35	26,282	0.02%	23.53%
2020	0.00%	237	14.04	3,328	0.00%	40.44	%****
Two Roads Shared Trust - Redwood Managed Volatility Portfolio: Class I (RWMVI)
2022	0.00%	9,589	11.03	105,792	4.57%	-7.15%
Two Roads Shared Trust - Redwood Managed Volatility Portfolio: Class N (RWMVN)
2022	0.00%	687	12.36	8,486	4.09%	-7.60%
2021	0.00%	687	13.38	9,184	2.32%	2.67%
2020	0.00%	687	13.03	8,951	4.29%	10.26%
2019	0.00%	1	11.82	6	1.29%	8.72%
2018	0.00%	1	10.87	6	6.60%	-2.86%
Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class (ROCMC)
2022	0.00%	4,988	29.71	148,198	0.00%	-22.43%
2021	0.00%	4,411	38.30	168,935	0.00%	29.98%
2020	0.00%	5,109	29.47	150,554	0.00%	23.79%
2019	0.00%	5	23.80	121	0.00%	19.55%
2018	0.00%	4	19.91	77	0.00%	-9.05%
Royce Capital Fund - Royce Small-Cap Portfolio: Investment Class (ROCSC)
2022	0.00%	6,938	30.40	210,912	0.35%	-9.20%
2021	0.00%	11,490	33.48	384,691	1.69%	28.82%
2020	0.00%	3,827	25.99	99,465	0.78%	-7.15%
2019	0.00%	7	27.99	194	1.11%	18.67%
2018	0.00%	2	23.59	58	0.94%	-8.35%
T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: II (TRBCG2)
2022	0.00%	55,449	39.58	2,194,466	0.00%	-38.66%
2021	0.00%	66,970	64.52	4,321,090	0.00%	17.33%
2020	0.00%	66,003	54.99	3,629,654	0.00%	33.92%
2019	0.00%	47	41.06	1,930	0.00%	29.58%
2018	0.00%	33	31.69	1,044	0.00%	1.64%
T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: II (TREI2)
2022	0.00%	18,411	29.73	547,376	1.67%	-3.59%
2021	0.00%	13,515	30.84	416,749	1.56%	25.22%
2020	0.00%	3,814	24.63	93,926	2.20%	0.96%
2019	0.00%	3	24.39	80	2.12%	26.04%
2018	0.00%	4	19.35	80	2.04%	-9.71%
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II (TRHS2)
2022	0.00%	16,194	81.82	1,324,913	0.00%	-12.69%
2021	0.00%	12,850	93.70	1,204,147	0.00%	12.83%
2020	0.00%	11,248	83.05	934,142	0.00%	29.27%
2019	0.00%	6	64.25	376	0.00%	28.63%
2018	0.00%	9	49.95	431	0.00%	0.87%
T. Rowe Price Fixed Income Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: II (TRLT2)
2022	0.00%	27,194	12.80	348,148	1.65%	-4.78%
2021	0.00%	33,643	13.45	452,333	1.07%	-0.13%
2020	0.00%	26,787	13.46	360,611	1.78%	4.46%
2019	0.00%	57	12.89	730	2.14%	4.10%
2018	0.00%	45	12.38	561	1.99%	0.90%

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

	Contract Expense Rate*	Units*****	Unit Fair Value	Contract Owners’ Equity*****	Investment Income Ratio**	Total Return***
Third Avenue Value (TAVV)
2022	0.00%	7,811	22.34	174,477	0.67%	16.11%
Timothy Plan - Strategic Growth VS Fund (TPVSGP)
2022	0.00%	989	17.38	17,188	1.06%	-12.96%
2021	0.00%	998	19.97	19,919	0.81%	12.52%
2020	0.00%	1,007	17.75	17,871	0.54%	9.18%
2019	0.00%	1	16.25	17	0.75%	19.78%
2018	0.00%	1	13.57	14	1.42%	-11.88	%****
VanEck VIP Trust - VanEck VIP Global Gold Fund: Class S (VVGGS)
2022	0.00%	3,446	10.88	37,497	0.00%	-13.36%
2021	0.00%	2,751	12.56	34,547	4.08%	-14.01%
2020	0.00%	2,107	14.60	30,772	4.57%	38.62%
2018	0.00%	6	7.59	42	3.32%	-16.59%
VanEck VIP Trust - VanEck VIP Emerging Markets Bond Fund: Initial Class (VWBF)
2022	0.00%	3,111	15.03	46,761	5.99%	-6.93%
2021	0.00%	1,314	16.15	21,213	2.32%	-4.05%
2020	0.00%	455	16.83	7,658	6.05%	8.92%
2019	0.00%	-	15.45	6	0.79%	12.62%
2018	0.00%	2	13.72	24	3.26%	-6.16%
VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class (VWEM)
2022	0.00%	16,387	25.96	425,398	0.31%	-24.37%
2021	0.00%	15,309	34.33	525,515	0.93%	-11.87%
2020	0.00%	14,944	38.95	582,066	2.11%	17.25%
2019	0.00%	14	33.22	449	0.45%	30.60%
2018	0.00%	15	25.44	392	0.28%	-23.47%
VanEck VIP Trust - VanEck VIP Global Resources Fund: Initial Class (VWHA)
2022	0.00%	15,380	26.10	401,473	2.38%	8.39%
2021	0.00%	4,126	24.08	99,354	0.44%	18.92%
2020	0.00%	3,830	20.25	77,562	0.42%	19.11%
2019	0.00%	-	17.00	8	0.00%	11.87%
2018	0.00%	-	15.20	7	0.00%	-28.27%
Vanguard Variable Insurance Fund - Balanced Portfolio (VVB)
2022	0.25%	345,072	18.29	6,312,293	1.87%	-14.52%
2021	0.25%	284,312	21.40	6,083,958	1.69%	18.72%
2020	0.25%	249,204	18.02	4,491,866	2.50%	10.40%
2019	0.25%	280	16.33	4,577	2.76%	22.18%
2018	0.25%	188	13.36	2,516	2.28%	-3.68%
Vanguard Variable Insurance Fund - Conservative Allocation Portfolio (VVCA)
2022	0.25%	49,886	10.71	534,211	3.63%	-15.11%
2021	0.25%	93,400	12.61	1,178,199	1.32%	5.72%
2020	0.25%	43,888	11.93	523,652	0.85%	11.45%
2019	0.25%	9	10.71	94	0.00%	7.06	%****
2018	0.00%	-	-	-	0.00%	0.00%
Vanguard Variable Insurance Fund - Capital Growth Portfolio (VVCG)
2022	0.25%	76,507	25.65	1,962,713	0.80%	-15.70%
2021	0.25%	70,742	30.43	2,152,683	0.65%	21.24%
2020	0.25%	65,756	25.10	1,650,446	1.30%	17.18%
2019	0.25%	59	21.42	1,253	1.18%	26.18%
2018	0.25%	68	16.98	1,150	0.91%	-1.39%
Vanguard Variable Insurance Fund - Diversified Value Portfolio (VVDV)
2022	0.25%	70,512	19.82	1,397,730	1.19%	-11.71%
2021	0.25%	76,240	22.45	1,711,707	0.95%	30.14%
2020	0.25%	58,697	17.25	1,012,630	1.31%	11.50%
2019	0.25%	24	15.47	379	3.40%	25.38%
2018	0.25%	34	12.34	415	2.91%	-9.33%
Vanguard Variable Insurance Fund - Equity Income Portfolio (VVEI)
2022	0.25%	224,610	22.51	5,055,016	2.39%	-0.91%
2021	0.25%	160,738	22.71	3,650,722	1.83%	25.01%
2020	0.25%	134,596	18.17	2,445,307	2.66%	2.99%
2019	0.25%	135	17.64	2,373	2.09%	24.12%
2018	0.25%	86	14.21	1,226	2.13%	-6.20%

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

	Contract Expense Rate*	Units*****	Unit Fair Value	Contract Owners’ Equity*****	Investment Income Ratio**	Total Return***
Vanguard Variable Insurance Fund - Equity Index Portfolio (VVEIX)
2022	0.25%	346,514	23.87	8,270,788	1.29%	-18.43%
2021	0.25%	307,749	29.26	9,005,529	1.10%	28.23%
2020	0.25%	249,388	22.82	5,691,196	1.53%	17.91%
2019	0.25%	214	19.35	4,141	1.81%	30.97%
2018	0.25%	183	14.78	2,705	1.37%	-4.71%
Vanguard Variable Insurance Fund - Growth Portfolio (VVG)
2022	0.25%	181,446	23.54	4,271,494	0.00%	-33.53%
2021	0.25%	166,863	35.42	5,909,865	0.03%	17.57%
2020	0.25%	99,693	30.13	3,003,291	0.28%	42.74%
2019	0.25%	64	21.11	1,359	0.26%	33.48%
2018	0.25%	30	15.81	473	0.25%	-0.06%
Vanguard Variable Insurance Fund-Global Bond Index Portfolio (VVGBI)
2022	0.25%	156,096	9.48	1,480,201	2.59%	-13.34%
2021	0.25%	138,123	10.94	1,511,457	0.37%	-2.09%
2020	0.25%	18,597	11.18	207,839	1.46%	6.40%
2019	0.25%	13	10.50	134	0.00%	5.03	%****
Vanguard Variable Insurance Fund - Total Bond Market Index Portfolio (VVHGB)
2022	0.25%	1,358,711	10.95	14,882,009	2.09%	-13.43%
2021	0.25%	1,294,131	12.65	16,373,605	1.77%	-1.96%
2020	0.25%	883,298	12.91	11,399,355	2.25%	7.31%
2019	0.25%	697	12.03	8,386	2.03%	8.40%
2018	0.25%	400	11.09	4,439	2.21%	-0.45%
Vanguard Variable Insurance Fund - High Yield Bond Portfolio (VVHYB)
2022	0.25%	223,316	13.37	2,985,838	5.06%	-9.59%
2021	0.25%	191,945	14.79	2,838,577	3.20%	3.42%
2020	0.25%	109,880	14.30	1,571,229	5.64%	5.41%
2019	0.25%	112	13.57	1,515	3.50%	15.39%
2018	0.25%	54	11.76	634	4.12%	-2.97%
Vanguard Variable Insurance Fund - International Portfolio (VVI)
2022	0.25%	403,186	16.58	6,684,052	1.31%	-30.30%
2021	0.25%	336,365	23.78	7,999,836	0.26%	-1.79%
2020	0.25%	307,941	24.22	7,457,143	1.13%	57.19%
2019	0.25%	290	15.41	4,466	1.24%	30.89%
2018	0.25%	211	11.77	2,487	0.69%	-12.81%
Vanguard Variable Insurance Fund - Moderate Allocation Portfolio (VVMA)
2022	0.25%	74,783	11.28	843,751	0.74%	-16.14%
2021	0.25%	11,630	13.45	156,472	1.03%	9.80	%****
Vanguard Variable Insurance Fund - Mid-Cap Index Portfolio (VVMCI)
2022	0.25%	269,551	20.58	5,548,175	1.07%	-19.02%
2021	0.25%	217,243	25.42	5,521,982	0.90%	24.05%
2020	0.25%	125,429	20.49	2,570,194	1.47%	17.78%
2019	0.25%	100	17.40	1,745	1.27%	30.55%
2018	0.25%	61	13.33	809	0.98%	-9.57%
Vanguard Variable Insurance Fund - Real Estate Index Portfolio (VVREI)
2022	0.25%	109,611	17.62	1,931,797	1.94%	-26.48%
2021	0.25%	100,556	23.97	2,410,522	1.55%	39.86%
2020	0.25%	76,388	17.14	1,309,328	2.47%	-5.09%
2019	0.25%	74	18.06	1,335	2.41%	28.48%
2018	0.25%	60	14.06	847	2.71%	-5.57%
Vanguard Variable Insurance Fund - Small Company Growth Portfolio (VVSCG)
2022	0.25%	30,184	17.48	527,655	0.28%	-25.54%
2021	0.25%	32,173	23.48	755,313	0.37%	13.93%
2020	0.25%	32,639	20.61	672,563	0.62%	22.88%
2019	0.25%	42	16.77	699	0.50%	27.79%
2018	0.25%	43	13.12	561	0.31%	-7.54%
Vanguard Variable Insurance Fund - Short-Term Investment-Grade Portfolio (VVSTC)
2022	0.25%	971,905	11.15	10,834,816	1.56%	-5.96%
2021	0.25%	886,190	11.85	10,505,070	1.94%	-0.70%
2020	0.25%	676,311	11.94	8,073,782	2.30%	5.23%
2019	0.25%	392	11.34	4,447	2.51%	5.43%
2018	0.25%	300	10.76	3,230	1.48%	0.75%

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

	Contract Expense Rate*	Units*****	Unit Fair Value	Contract Owners’ Equity*****	Investment Income Ratio**	Total Return***
Vanguard Variable Insurance Fund-Total International Stock Market Index Portfolio (VVTISI)
2022	0.25%	463,364	10.83	5,016,546	3.27%	-16.22%
2021	0.25%	394,165	12.92	5,093,738	0.98%	8.26%
2020	0.25%	99,497	11.94	1,187,708	1.26%	10.90%
2019	0.25%	25	10.76	266	0.00%	7.64	%****
Vanguard Variable Insurance Fund - Total Stock Market Index Portfolio (VVTSM)
2022	0.25%	581,608	22.67	13,186,947	1.36%	-19.79%
2021	0.25%	575,513	28.27	16,268,664	1.04%	25.32%
2020	0.25%	416,367	22.56	9,391,600	1.37%	20.25%
2019	0.25%	342	18.76	6,417	1.33%	30.42%
2018	0.25%	231	14.38	3,318	1.40%	-5.58%
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A (VRVDRA)
2022	0.00%	15,233	24.37	371,160	1.05%	-26.09%
2021	0.00%	10,962	32.97	361,387	1.82%	46.41%
2020	0.00%	5,113	22.52	115,126	1.24%	-1.55%
2019	0.00%	5	22.87	109	1.72%	27.42%
2018	0.00%	5	17.95	81	3.04%	-6.51%
Virtus Variable Insurance Trust - Virtus Newfleet Multi-Sector Intermediate Bond Series: Class A (VRVNMA)
2022	0.00%	38,943	14.52	565,385	3.82%	-9.52%
2021	0.00%	18,819	16.05	301,969	2.66%	1.07%
2020	0.00%	31,634	15.88	502,207	4.14%	6.53%
2019	0.00%	24	14.90	358	6.00%	10.47%
2018	0.00%	9	13.49	119	3.38%	-2.67%
The Merger Fund VL - The Merger Fund VL (MGRFV)
2022	0.00%	39,278	14.60	573,617	1.35%	0.88%
2021	0.00%	54,751	14.48	792,619	0.00%	1.08%
2020	0.00%	32,198	14.32	461,133	0.00%	7.38%
2019	0.00%	25	13.34	330	0.95%	6.17%
2018	0.00%	61	12.56	762	1.38%	7.08%

*

This represents the annual contract expense rate or range of annual contract expense rates of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

**

This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

***

This represents the total return or range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option was initially added and funded during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.

****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented.
*****	Units and Contract Owners’ Equity is presented rounded (in 000’s) for the years 2018 – 2019 and is presented unrounded for 2020 – 2022, as applicable.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK

(A Wholly Owned Subsidiary of Jefferson National Life Insurance Company)

2022 Statutory Financial Statements and Supplemental Schedules

JEFFERSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK

FOR THE YEAR ENDED DECEMBER 31, 2022

KPMG LLP Suite 500 191 West Nationwide Blvd. Columbus, OH 43215-2568

Independent Auditors’ Report

Board of Directors

Jefferson National Life Insurance Company of New York:

Opinions

We have audited the financial statements of Jefferson National Life Insurance Company of New York (the Company), which comprise the statutory statements of admitted assets, liabilities, capital and surplus as of December 31, 2022 and 2021, and the related statutory statements of operations, changes in capital and surplus, and cash flow for each of the years in the three-year period ended December 31, 2022, and the related notes to the financial statements.

Unmodified Opinion on Statutory Basis of Accounting

In our opinion, the accompanying financial statements present fairly, in all material respects, the admitted assets, liabilities, capital and surplus of the Company as of December 31, 2022 and 2021, and the results of its operations and its cash flow for the years then ended in accordance with accounting practices prescribed or permitted by the New York State Department of Financial Services described in Note 2.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter discussed in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles section of our report, the financial statements do not present fairly, in accordance with U.S. generally accepted accounting principles, the financial position of the Company as of December 31, 2022 and 2021, or the results of its operations or its cash flows for each of the years in the three-year period ended December 31, 2022.

Basis for Opinions

We conducted our audits in accordance with auditing standards generally accepted in the United States of America (GAAS). Our responsibilities under those standards are further described in the Auditors’ Responsibilities for the Audit of the Financial Statements section of our report. We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements relating to our audits. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 2 to the financial statements, the financial statements are prepared by the Company using accounting practices prescribed or permitted by the New York State Department of Financial Services, which is a basis of accounting other than U.S. generally accepted accounting principles. Accordingly, the financial statements are not intended to be presented in accordance with U.S. generally accepted accounting principles. The effects on the financial statements of the variances between the statutory accounting practices described in Note 2 and U.S. generally accepted accounting principles, although not reasonably determinable, are presumed to be material and pervasive.

KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with

KPMG International Limited, a private English company limited by guarantee.

Responsibilities of Management for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with accounting practices prescribed or permitted by the New York State Department of Financial Services. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

In preparing the financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for one year after the date that the financial statements are issued.

Auditors’ Responsibilities for the Audit of the Financial Statements

Our objectives are to obtain reasonable assurance about whether the financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditors’ report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the financial statements.

In performing an audit in accordance with GAAS, we:

•	Exercise professional judgment and maintain professional skepticism throughout the audit.

•

Identify and assess the risks of material misstatement of the financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.

•

Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, no such opinion is expressed.

•

Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the financial statements.

•

Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time.

We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control related matters that we identified during the audit.

Supplementary Information

Our audits were conducted for the purpose of forming an opinion on the financial statements as a whole. The supplementary information included in the Schedule I Summary of Investments- Other Than Investments in Related Parties, Schedule IV Reinsurance, and Schedule V Valuation and Qualifying Accounts is presented for purposes of additional analysis and is not a required part of the financial statements but is supplementary information required by the Securities and Exchange Commission’s Regulation S-X. Such information is the responsibility of management and was derived from and relates directly to the underlying accounting and other records used to prepare the financial statements. The information has been subjected to the auditing procedures applied in the audits of the financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the financial statements or to the financial statements themselves, and other additional procedures in accordance with GAAS. In our opinion, the information is fairly stated in all material respects in relation to the financial statements as a whole.

/s/ KPMG LLP

Columbus, Ohio

April 18, 2023

JEFFERSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK

(a wholly owned subsidiary of Jefferson National Life Insurance Company)

Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus

	December 31,
(in thousands, except share amounts)	2022	2021
Admitted assets
Invested assets
Bonds	$5,029	$3,360
Cash and cash equivalents	2,133	3,466

Total invested assets	$7,162	$6,826
Other assets	161	659
Separate account assets	255,803	274,832

Total admitted assets	$263,126	$282,317

Liabilities, capital and surplus
Liabilities
Future policy benefits and claims	$219	$460
Due to affiliates	182	180
Other liabilities	154	167
Separate account liabilities	255,803	274,832

Total liabilities	$256,358	$275,639

Capital and surplus
Capital shares ($1.00 par value; authorized - 2,000,000 shares, issued and outstanding - 2,000,000 shares)	$2,000	$2,000
Additional paid-in capital	5,649	5,649
Unassigned deficit	(881)	(971)

Total capital and surplus	$6,768	$6,678

Total liabilities, capital and surplus	$263,126	$282,317

See accompanying notes to statutory financial statements.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK

(a wholly owned subsidiary of Jefferson National Life Insurance Company)

Statutory Statements of Operations

	Year ended December 31,
(in thousands)	2022	2021	2020
Revenues
Annuity considerations	$40,610	$65,556	$47,731
Net investment income	108	66	104
Policyholder fee income	468	396	267
Other revenues	9	11	4

Total revenues	$41,195	$66,029	$48,106

Benefits and expenses
Benefits to policyholders and beneficiaries	$16,318	$15,285	$12,810
General, administrative and other expenses	330	391	206
Taxes, licenses and fees	52	19	135
Net transfers to separate accounts	24,307	50,266	34,937

Total benefits and expenses	$41,007	$65,961	$48,088

Income before federal income tax expense and net realized capital losses on investments	$188	$68	$18
Federal income tax expense	98	12	17

Income before net realized capital losses on investments	$90	$56	$1
Net realized capital losses on investments, net of federal income tax expense of $0, $0 and $19 in 2022, 2021 and 2020 respectively, and excluding $0, $0 and $57 of net realized capital gains transferred to the interest maintenance reserve in 2022, 2021 and 2020, respectively	—	—	(3)

Net income (loss)	$90	$56	$(2)

See accompanying notes to statutory financial statements.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK

(a wholly owned subsidiary of Jefferson National Life Insurance Company)

Statutory Statements of Changes in Capital and Surplus

(in thousands)	Capital shares	Additional paid-in capital	Unassigned deficit	Capital and surplus
Balance as of December 31, 2019	$2,000	$5,649	$(937)	$6,712
Net loss	—	—	(2)	(2)
Change in asset valuation reserve	—	—	9	9
Change in deferred income taxes	—	—	(275)	(275)
Change in nonadmitted assets	—	—	261	261

Balance as of December 31, 2020	$2,000	$5,649	$(944)	$6,705
Correction of error (see note 2)	—	—	62	62

Balance as of January 1, 2021	$2,000	$5,649	$(882)	$6,767
Net income	—	—	56	56
Change in asset valuation reserve	—	—	2	2
Change in deferred income taxes	—	—	(147)	(147)

Balance as of December 31, 2021	$2,000	$5,649	$(971)	$6,678
Net income	—	—	90	90

Balance as of December 31, 2022	$2,000	$5,649	$(881)	$6,768

See accompanying notes to statutory financial statements.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK

(a wholly owned subsidiary of Jefferson National Life Insurance Company)

Statutory Statements of Cash Flow

	Year ended December 31,
(in thousands)	2022	2021	2020
Cash flows from operating activities:
Annuity considerations collected	$40,610	$65,556	$47,731
Net investment income	81	89	154
Other revenue	466	396	267
Policy benefits and claims paid	(16,318)	(15,285)	(12,810)
Commissions, operating expenses and taxes, other than federal income tax paid	(381)	(410)	(341)
Net transfers to separate accounts	(24,307)	(50,266)	(34,937)
Federal income taxes paid	(45)	(38)	(40)

Net cash provided by operating activities	$106	$42	$24

Cash flows from investing activities:
Proceeds from investments sold, matured or paid:
Bonds	$135	$1,607	$3,404
Stocks	—	—	103

Total Investment proceeds	$135	$1,607	$3,507

Cost of investments acquired:
Bonds	$(1,798)	$—	$(3,325)

Total Investments acquired	$(1,798)	$—	$(3,325)

Net cash (used in) provided by investing activities	$(1,663)	$1,607	$182

Cash flows from financing activities and miscellaneous sources:
Net change in deposits on deposit-type contract funds and other insurance liabilities	$(241)	$(5)	$(152)
Other cash provided (used)	465	208	(300)

Net cash provided by (used in) financing activities and miscellaneous sources	$224	$203	$(452)

Net (decrease) increase in cash and cash equivalents	$(1,333)	$1,852	$(246)
Cash and cash equivalents at beginning of year	3,466	1,614	1,860

Cash and cash equivalents at end of year	$2,133	$3,466	$1,614

See accompanying notes to statutory financial statements.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK

(a wholly owned subsidiary of Jefferson National Life Insurance Company)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements (in thousands)

(1)	Nature of Operations

Jefferson National Life Insurance Company of New York (“JNLNY” or “the Company”) is a New York domiciled stock life insurance company. The Company is a member of the Nationwide group of companies (“Nationwide”), which is comprised of Nationwide Mutual Insurance Company (“NMIC”) and all of its subsidiaries and affiliates.

The Company is licensed only in New York and is a wholly-owned subsidiary of Jefferson National Life Insurance Company (“JNL”), an insurance company incorporated and domiciled in the state of Texas and a wholly-owned subsidiary of Jefferson National Financial Corporation (“JN Financial”), a holding company incorporated in the state of Delaware. JN Financial is a wholly-owned subsidiary of Nationwide Life Insurance Company (“NLIC”). NLIC is a wholly-owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company formed by Nationwide Corporation, a majority-owned subsidiary of NMIC.

The Company markets one product, a flat insurance fee variable annuity called Monument Advisor to the New York market, primarily sold by independent registered investment advisors and other fee-based advisors.

The Company is subject to regulation by New York, the state in which it is domiciled and transacts business. The Company is subject to periodic examinations by the New York State Department of Financial Services (“NYSDFS”).

As of December 31, 2022, and 2021, the Company did not have a significant concentration of financial instruments in a single investee, industry or geographic region. Also, the Company did not have a concentration of business transactions with a particular customer, lender, or distribution source in which a single event could cause a severe impact on the Company’s financial position after considering insurance risk that has been transferred to external reinsurers.

(2)	Summary of Significant Accounting Policies

Use of Estimates

The preparation of the statutory financial statements requires the Company to make estimates and assumptions that affect the amounts reported in the statutory financial statements and accompanying notes. Significant estimates include certain investment valuations. Actual results could differ significantly from those estimates.

Basis of Presentation

The statutory financial statements of the Company are presented on the basis of accounting practices prescribed or permitted by the NYSDFS. Insurance companies domiciled in New York are required to prepare statutory basis financial statements in accordance with the National Association of Insurance Commissioners’ (“NAIC”) Accounting Practices and Procedures manual (“NAIC SAP”), subject to certain modifications prescribed or permitted by NYSDFS (“NY SAP”). There were no significant differences between NY SAP and NAIC SAP that affected the financial statements of JNLNY. NYSDFS has the right to permit specific practices that deviate from prescribed practices. There were no such permitted practice waivers requested by JNLNY in 2022 and 2021.

Statutory accounting practices vary in some respects from U.S. generally accepted accounting principles (“GAAP”), including the following practices:

Financial Statements

•	Statutory financial statements are prepared using language and groupings substantially the same as the annual statements of the Company filed with the NAIC and state regulatory authorities;

•

assets must be included in the statutory statements of admitted assets, liabilities, capital and surplus at net admitted asset value and nonadmitted assets are excluded through a charge to capital and surplus;

•

an asset valuation reserve (“AVR”) is established in accordance with the NAIC Annual Statement Instructions for Life and Accident and Health Insurance Companies and is reported as a liability, and changes in the AVR are reported directly in capital and surplus;

•

an interest maintenance reserve (“IMR”) is established in accordance with the NAIC Annual Statement Instructions for Life and Accident and Health Insurance Companies and is reported as a liability, and the amortization of the IMR is reported as revenue;

•	the expense allowance associated with statutory reserving practices for investment contracts held in the separate accounts is reported in the general account as a negative liability;

•	accounting for contingencies requires recording a liability at the midpoint of a range of estimated possible outcomes when no better estimate in the range exists;

•	costs related to successful policy acquisitions are charged to operations in the year incurred;

JEFFERSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK

(a wholly owned subsidiary of Jefferson National Life Insurance Company)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements (in thousands)

•	negative cash balances are reported as negative assets;

•	certain income and expense items are charged or credited directly to capital and surplus;

•	the statutory statements of cash flows are presented on the basis prescribed by the NAIC; and

•	the statutory financial statements do not include accumulated other comprehensive income.

Future Policy Benefits and Claims

•	Deposits to investment contracts and limited payment contracts are included in revenue; and

•	future policy benefit reserves are based on statutory requirements.

Investments

•	Investments in bonds are generally stated at amortized cost, except those with an NAIC designation of “6”, which are stated at the lower of amortized cost or fair value;

•	other-than-temporary impairments on bonds, excluding loan-backed and structured securities, are measured based on fair value and are not reversible; and

•	gains on sales of investments between affiliated companies representing economic transactions are deferred at the parent level until the related assets are paid down or an external sale occurs.

Federal Income Taxes

•

Changes in deferred federal income taxes are recognized directly in capital and surplus with limitations on the amount of deferred tax assets that can be reflected as an admitted asset (15% of capital and surplus); and

•	uncertain tax positions are subject to a “more likely than not” standard for federal and foreign income tax loss contingencies only.

Nonadmitted Assets

•

In addition to the nonadmitted assets described above, certain other assets are nonadmitted and charged directly to capital and surplus. These include prepaid assets, certain software, disallowed IMR and other receivables outstanding for more than 90 days.

The financial information included herein is prepared and presented in accordance with SAP prescribed or permitted by NYSDFS. Certain differences exist between SAP and GAAP, which are presumed to be material.

Revenues and Benefits

Annuity considerations are recognized as revenue when received. Policy benefits and claims that are expensed include interest credited to policy account balances, benefits and claims incurred in the period in excess of related policy reserves and other changes in future policy benefits.

Future Policy Benefits and Claims

Future policy benefits for annuity products have been established based on contract term, interest rates and various contract provisions.

Separate Accounts

Separate account assets represent contractholders’ funds that have been legally segregated into accounts with specific investment objectives. Separate account assets are recorded at fair value, with the value of separate account liabilities set to equal the fair value of separate account assets. Separate account assets are primarily comprised of public and privately-registered and non-registered mutual funds, whose fair value is primarily based on the funds’ net asset value. Other separate account assets are recorded at fair value based on the methodology that is applicable to the underlying assets.

Investments

Bonds. Bonds are generally stated at amortized cost, except those with an NAIC designation of “6”, which are stated at the lower of amortized cost or fair value. Changes in the fair value of bonds stated at fair value are charged to capital and surplus.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK

(a wholly owned subsidiary of Jefferson National Life Insurance Company)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements (in thousands)

Loan-backed and structured securities, which are included in bonds in the statutory financial statements, are stated in a manner consistent with the bond guidelines, but with additional consideration given to the special valuation rules implemented by the NAIC applicable to residential mortgage-backed securities that are not backed by U.S. government agencies, commercial mortgage-backed securities and certain other structured securities. Under these guidelines, an initial and adjusted NAIC designation is determined for each security. The initial NAIC designation, which takes into consideration the security’s amortized cost relative to an NAIC-prescribed valuation matrix, is used to determine the reporting basis (i.e., amortized cost or lower of amortized cost or fair value).

Interest income is recognized when earned, while dividends are recognized when declared. The Company nonadmits investment income due and accrued when amounts are over 90 days past due.

For investments in loan-backed and structured securities, the Company recognizes income and amortizes discounts and premiums using the effective-yield method based on prepayment assumptions, generally obtained using a model provided by a third-party vendor, and the estimated economic life of the securities. When actual prepayments differ significantly from estimated prepayments, the effective-yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income in the period the estimates are revised. All other investment income is recorded using the effective-yield method without anticipating the impact of prepayments.

Purchases and sales of bonds are recorded on the trade date, with the exception of private placement bonds, which are recorded on the funding date. Realized gains and losses are determined on a specific identification method on the trade date.

Independent pricing services are most often utilized, and compared to pricing from additional sources when available, to determine the fair value of bonds for which market quotations or quotations on comparable securities or models are used. For these bonds, the Company obtains the pricing services’ methodologies and classifies the investments accordingly in the fair value hierarchy.

A corporate pricing matrix is used in valuing certain corporate bonds. The corporate pricing matrix was developed using publicly available spreads for certain privately-placed corporate bonds with varying weighted average lives and credit quality ratings. The weighted average life and credit quality rating of a particular bond to be priced using the corporate pricing matrix are important inputs into the model and are used to determine a corresponding spread that is added to the appropriate U.S. Treasury yield to create an estimated market yield for that bond. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular bond.

For all bonds, the Company considers its ability and intent to hold the security for a period of time sufficient to allow for the anticipated recovery in value, the expected recovery of principal and interest and extent to which the fair value has been less than amortized cost. If the decline in fair value to below amortized cost is determined to be other-than- temporary, a realized loss is recorded equal to the difference between the amortized cost of the investment and its fair value.

The Company periodically reviews loan-backed and structured securities in an unrealized loss position by comparing the present value of cash flows, including estimated prepayments, expected to be collected from the security to the amortized cost basis of the security. If the present value of cash flows expected to be collected, discounted at the security’s effective interest rate, is less than the amortized cost basis of the security, the impairment is considered other-than-temporary and a realized loss is recorded.

All other bonds in an unrealized loss position are periodically reviewed to determine if a decline in fair value to below amortized cost is other-than-temporary. Factors considered during this review include timing and amount of expected cash flows, ability of the issuer to meet its obligations, financial condition and future prospects of the issuer, amount and quality of any underlying collateral and current economic and industry conditions that may impact an issuer.

Cash and cash equivalents. Cash and cash equivalents include highly liquid investments with original maturities of less than three months.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurements are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources while unobservable inputs reflect the Company’s view of market assumptions in the absence of observable market information. The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. In determining fair value, the Company uses various methods, including market, income and cost approaches.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK

(a wholly owned subsidiary of Jefferson National Life Insurance Company)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements (in thousands)

The Company categorizes its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Company categorizes assets and liabilities held at fair value in the statutory statements of admitted assets, liabilities, capital and surplus as follows:

Level 1. Unadjusted quoted prices accessible in active markets for identical assets or liabilities at the measurement date and mutual funds where the value per share (unit) is determined and published daily and is the basis for current transactions.

Level 2. Unadjusted quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. Primary inputs to this valuation technique may include comparative trades, bid/asks, interest rate movements, U.S. Treasury rates, London Interbank Offered Rate, Secured Overnight Financing Rate, prime rates, cash flows, maturity dates, call ability, estimated prepayments and/or underlying collateral values.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimates of the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs. Primary inputs to this valuation technique include broker quotes and comparative trades.

The Company reviews its fair value hierarchy classifications for assets and liabilities quarterly. Changes in observability of significant valuation inputs identified during these reviews may trigger reclassifications. Reclassifications are reported as transfers at the beginning of the reporting period in which the change occurs.

Asset Valuation Reserve

The Company maintains an AVR as prescribed by the NAIC for the purpose of offsetting potential credit related investment losses on each invested asset category, excluding cash and income receivable. The AVR contains a separate component for each category of invested assets. The change in AVR is charged or credited directly to capital and surplus.

Interest Maintenance Reserve

The Company records an IMR as prescribed by the NAIC, which represents the net deferral for interest-related gains or losses arising from the sale of certain investments, such as bonds and loan-backed and structured securities sold. The IMR is applied as follows:

•

For bonds, the designation from the NAIC Capital Markets and Investments Analysis Office must not have changed more than one designation between the beginning of the holding period and the date of sale;

•	the bond must never have been classified as a default security; and

•	for loan-backed and structured securities, all interest-related other-than-temporary impairments and interest-related realized gains or losses on sales of the securities.

The realized gains or losses, net of related federal income tax, from the applicable bonds sold, have been removed from the net realized gain or loss amounts and established as a net liability. This liability is amortized into income such that the amount of each capital gain or loss amortized in a given year is based on the excess of the amount of income which would have been reported that year, if the asset had not been disposed of over the amount of income which would have been reported had the asset been repurchased at its sale price. In the event the unamortized IMR liability balance is negative, the balance is reclassified as an asset and fully nonadmitted. The Company utilizes the grouped method for amortization. Under the grouped method, the liability is amortized into income over the remaining period to expected maturity based on the groupings of the individual securities into five-year bands.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK

(a wholly owned subsidiary of Jefferson National Life Insurance Company)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements (in thousands)

Federal Income Taxes

The Company utilizes the asset and liability method of accounting for income taxes. Under this method, deferred tax assets, net of any nonadmitted portion and statutory valuation allowance, and deferred tax liabilities, are recognized for the expected future tax consequences attributable to differences between the statutory financial statement carrying amounts of existing assets and liabilities and their respective tax basis. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income or loss in the years in which those temporary differences are expected to be recovered or settled. The change in deferred taxes is charged directly to surplus, with the impact of taxes on unrealized capital gains or losses and nonadmitted assets reported separately in the statutory statements of changes in capital and surplus. Valuation allowances are recorded to reduce a deferred tax asset to the amount expected to be realized.

The Company provides for federal income taxes based on amounts the Company believes it ultimately will owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to change the provision for federal income taxes recorded in the statutory financial statements, which could be significant.

Tax reserves are reviewed regularly and are adjusted as events occur that the Company believes impact its liability for additional taxes, such as lapsing of applicable statutes of limitations, conclusion of tax audits or substantial agreement with taxing authorities on the deductibility/nondeductibility of uncertain items, additional exposure based on current calculations, identification of new issues, release of administrative guidance or rendering of a court decision affecting a particular tax issue. The Company believes its tax reserves reasonably provide for potential assessments that may result from Internal Revenue Service (“IRS”) examinations and other tax-related matters for all open tax years.

Correction of Error

During 2021, the Company identified an error in its 2020 state income tax payments. State income tax payments were incorrectly assigned to the Company resulting in an understatement of total assets and net income post tax of $62 as of and for the year ended December 31, 2020. In accordance with Statement of Statutory Accounting Principles (“SSAP”) No. 3, Accounting Changes and Corrections of Errors, the total prior period correction was recorded as a positive adjustment of $62 to unassigned deficit and total assets in 2021.

Subsequent Events

The Company evaluated subsequent events through April 18, 2023, the date the statutory financial statements were issued.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK

(a wholly owned subsidiary of Jefferson National Life Insurance Company)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements (in thousands)

(3)	Analysis of Annuity Actuarial Reserves and Deposit Liabilities by Withdrawal Characteristics

The following table summarizes the analysis of individual annuities actuarial reserves by withdrawal characteristics, as of the dates indicated:

(in thousands)	Separate account non- guaranteed	% of Total
December 31, 2022
Subject to discretionary withdrawal:
At fair value	$255,803	100%

Total with market value adjustment or at fair value	$255,803	100%
At book value without adjustment (minimal or no charge or adjustment)	—	0%

Total, gross	$255,803	100%
Less: Reinsurance ceded	—

Total, net	$255,803

December 31, 2021
Subject to discretionary withdrawal:
At fair value	$274,832	100%

Total with market value adjustment or at fair value	$274,832	100%
At book value without adjustment (minimal or no charge or adjustment)	—	0%

Total, gross	$274,832	100%
Less: Reinsurance ceded	—

Total, net	$274,832

JEFFERSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK

(a wholly owned subsidiary of Jefferson National Life Insurance Company)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements (in thousands)

The following table summarizes the analysis of deposit-type contracts and other liabilities without life or disability contingencies by withdrawal characteristics, as of the dates indicated:

(in thousands)	General account	% of Total
December 31, 2022
At book value without adjustment (minimal or no charge or adjustment)	$158	72%
Not subject to discretionary withdrawal	61	28%

Total, gross	$219	100%
Less: Reinsurance ceded	—

Total, net	$219

December 31, 2021
At book value without adjustment (minimal or no charge or adjustment)	$403	88%
Not subject to discretionary withdrawal	57	12%

Total, gross	$460	100%
Less: Reinsurance ceded	—

Total, net	$460

The following table is a reconciliation of total annuity actuarial reserves and deposit fund liabilities, as of the dates indicated:

	December 31,
(in thousands)	2022	2021
Life, accident and health annual statement:
Deposit-type contracts	$219	$460

Subtotal	$219	$460
Separate accounts annual statement:
Annuities, net (excluding supplemental contracts with life contingencies)	255,803	274,832

Subtotal	$255,803	$274,832

Total annuity actuarial reserves and deposit fund liabilities, net	$256,022	$275,292

JEFFERSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK

(a wholly owned subsidiary of Jefferson National Life Insurance Company)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements (in thousands)

(4)	Separate Accounts

The Company’s separate account statement includes assets legally insulated from the general account as of the dates indicated, attributed to the following product lines:

	December 31, 2022		December 31, 2021
(in thousands)	Legally insulated assets	Separate account assets (not legally insulated)	Legally insulated assets	Separate account assets (not legally insulated)
Product / Transaction:
Variable annuity	$255,803	$—	$274,832	$—

Total	$255,803	$—	$274,832	$—

The Company does not engage in securities lending transactions within its separate accounts.

All separate accounts held by the Company relate to individual variable annuity contracts with non-guaranteed returns. The net investment experience of the separate accounts is credited directly to the contractholder and can be positive or negative. The assets and liabilities of these separate accounts are carried at fair value and are non-guaranteed. No guaranteed benefits were offered on the variable annuity contracts in 2022 and 2021.

The following tables summarize the separate account reserves of the Company, as of the dates indicated:

(in thousands)	Nonguaranteed separate accounts
December 31, 2022
Considerations or deposits	$40,687

Reserves
For accounts with assets at:
Fair value	$255,803

Total reserves	$255,803

By withdrawal characteristics:
At fair value	$255,803

Total reserves	$255,803

December 31, 2021
Considerations or deposits	$65,550

Reserves
For accounts with assets at:
Fair value	$274,832

Total reserves	$274,832

By withdrawal characteristics:
At fair value	$274,832

Total reserves	$274,832

JEFFERSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK

(a wholly owned subsidiary of Jefferson National Life Insurance Company)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements (in thousands)

The following table is a reconciliation of net transfers to separate accounts, as of the dates indicated:

	December 31,
(in thousands)	2022	2021	2020
Net transfers as reported in the statutory statements of operations of the separate accounts:
Transfers to separate accounts	$40,687	$65,550	$47,726
Transfers from separate accounts	(16,309)	(15,290)	(12,794)

Net transfers to separate accounts	$24,378	$50,260	$34,932
Reconciling adjustments:
Fees not included in general account transfers	6	2	(10)
Exchange accounts offsetting in the general account	(77)	4	15

Net transfers as reported in the statutory statements of operations	$24,307	$50,266	$34,937

(5)	Investments

Bonds

The following table summarizes the carrying value, the excess of fair value over carrying value, the excess of carrying value over fair value and the fair value of bonds, as of the dates indicated:

(in thousands)	Carrying value	Fair value in excess of carrying value	Carrying value in excess of fair value	Fair value
December 31, 2022
Bonds:
U.S. Government	$3,646	$—	$176	$3,470
Loan-backed and structured securities	1,383	4	53	1,334

Total bonds	$5,029	$4	$229	$4,804

December 31, 2021
Bonds:
U.S. Government	$2,787	$97	$—	$2,884
Loan-backed and structured securities	573	12	—	585

Total bonds	$3,360	$109	$—	$3,469

The carrying value of bonds on deposit with the state of New York as required by law or special escrow agreement was $197 and $196 as of December 31, 2022 and 2021, respectively.

The following table summarizes the carrying value and fair value of bonds, by contractual maturity, as of December 31, 2022. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without early redemption penalties.

(in thousands)	Carrying value	Fair value
Bonds:
Due in one year or less	$500	$495
Due after one year through five years	1,988	1,857
Due after five years through ten years	1,158	1,118
Due after ten years	—	—

Total bonds excluding loan-backed and structured securities	$3,646	$3,470
Loan-backed and structured securities	1,383	1,334

Total bonds	$5,029	$4,804

JEFFERSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK

(a wholly owned subsidiary of Jefferson National Life Insurance Company)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements (in thousands)

The following table summarizes the fair value and unrealized losses on bonds (amount by which cost or amortized cost exceeds fair value), for which other-than-temporary declines in value have not been recognized, based on the amount of time each type of bond has been in an unrealized loss position, as of the dates indicated:

	Less than or equal to one year		More than one year		Total
(in thousands)	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses
December 31, 2022
Bonds:
U.S Government	$2,614	$176	$—	$—	$2,614	$176
Loan-backed and structured securities	393	53	—	—	393	53

Total bonds	$3,007	$229	$—	$—	$3,007	$229

There were no bonds in an unrealized loss position as of December 31, 2021.

As of December 31, 2022, management evaluated securities in an unrealized loss position for impairment. As of the reporting date, the Company has the intent and ability to hold these securities until the fair value recovers, which may be maturity, and therefore, does not consider the securities to be other-than-temporarily impaired.

There was no intent to sell loan-backed and structured securities that have been identified as having other-than-temporary impairments for the years ended December 31, 2022 and 2021.

Net Investment Income

The following table summarizes net investment income by investment type, for the years ended:

(in thousands)	2022	December 31, 2021	2020
Bonds	$88	$71	$106
Other	20	—	1

Gross investment income	$108	$71	$107
Investment expenses	—	(5)	(3)

Net investment income	$108	$66	$104

There was no investment income due and accrued that was nonadmitted as of December 31, 2022 and 2021.

Net Realized Capital Gains and Losses

The following table summarizes net realized capital gains and losses for the years ended:

	December 31,
(in thousands)	2022	2021	2020
Gross gains on sales	$—	$—	$74
Gross losses on sales	—	—	(1)

Net realized gains on sales	$—	$—	$73
Tax expense	—	—	19

Net realized capital gains, net of tax	$—	$—	$54
Less: Realized gains transferred to the IMR	—	—	57

Net realized capital losses, net of tax and transfers to the IMR	$—	$—	$(3)

For the years ended December 31, 2022 and 2021, there were no gross realized gains or losses on sales of bonds. For the year ended December 31, 2020, gross realized gains on sales of bonds were $74 and there were no gross realized losses on sale of bonds.

The Company did not enter into any repurchase transactions that would be considered wash sales during the years ended December 31, 2022, 2021 and 2020.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK

(a wholly owned subsidiary of Jefferson National Life Insurance Company)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements (in thousands)

(6)	Fair Value Measurements

The following table summarizes assets and liabilities held at fair value as of December 31, 2022 and 2021:

(in thousands)	Level 1	Level 2	Level 3	Total
December 31, 2022
Assets
Separate account assets	$255,803	$—	$—	$255,803

Assets at fair value	$255,803	$—	$—	$255,803

December 31, 2021
Assets
Separate account assets	$274,832	$—	$—	$274,832

Assets at fair value	$274,832	$—	$—	$274,832

The following table summarizes the carrying value and fair value of the Company’s assets and liabilities not held at fair value as of the dates indicated. The valuation techniques used to estimate these fair values are described in Note 2.

	Fair value
(in thousands)	Level 1	Level 2	Level 3	Total fair value	Carrying value
December 31, 2022
Assets
Bonds	$3,470	$1,334	$—	$4,804	$5,029
Cash and cash equivalents	2,133	—	—	2,133	2,133

Total assets	$5,603	$1,334	$—	$6,937	$7,162

December 31, 2021
Assets
Bonds	$2,884	$585	$—	$3,469	$3,360
Cash and cash equivalents	3,466	—	—	3,466	3,466

Total assets	$6,350	$585	$—	$6,935	$6,826

JEFFERSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK

(a wholly owned subsidiary of Jefferson National Life Insurance Company)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements (in thousands)

(7)	Federal Income Taxes

The following tables summarize the net admitted deferred tax assets, as of the dates indicated:

	December 31, 2022
(in thousands)	Ordinary	Capital	Total
Total gross deferred tax assets	$854	$—	$854
Statutory valuation allowance adjustment	849	—	849

Adjusted gross deferred tax assets	$5	$—	$5
Less: Deferred tax assets nonadmitted	—	—	—

Net admitted deferred tax assets	$5	$—	$5
Less: Deferred tax liabilities	—	5	5

Net admitted deferred tax assets (liabilities)	$5	$(5)	$—

	December 31, 2021
(in thousands)	Ordinary	Capital	Total
Total gross deferred tax assets	$657	$—	$657
Statutory valuation allowance adjustment	653	—	653

Adjusted gross deferred tax assets	$4	$—	$4
Less: Deferred tax assets nonadmitted	—	—	—

Net admitted deferred tax assets	$4	$—	$4
Less: Deferred tax liabilities	—	4	4

Net admitted deferred tax assets (liabilities)	$4	$(4)	$—

The following table summarizes components of the change in deferred income taxes reported in capital and surplus before consideration of nonadmitted assets and changes from the prior year, as of the dates indicated:

	December 31,
(in thousands)	2022	2021	Change
Adjusted gross deferred tax assets	$5	$4	$1
Total deferred tax liabilities	5	4	1

Net deferred tax assets	$—	$—	$—

Less: Tax effect of unrealized gains			—
Change in deferred income tax			$—

The adjusted capital and surplus used to determine the recovery period and adjusted gross deferred tax assets allowed per the limitation threshold was not applicable as of December 31, 2022 and 2021. The ratio percentage used to determine the recovery period and adjusted gross deferred tax assets allowed per the limitation threshold was not applicable as of December 31, 2022 and 2021.

There was no impact of tax planning strategies for the company as of December 31, 2022 and 2021.

The Company’s tax planning strategies do not include the use of reinsurance.

There are no temporary differences for which deferred tax liabilities were not recognized for the years ended December 31, 2022 and 2021.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK

(a wholly owned subsidiary of Jefferson National Life Insurance Company)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements (in thousands)

The following table summarizes the tax effects of temporary differences and the change from the prior year, for the years ended:

	December 31,
(in thousands)	2022	2021	Change
Deferred tax assets
Ordinary:
Deferred acquisition costs	$697	$545	$152
Tax credit carry-forward	157	112	45

Subtotal	$854	$657	$197

Statutory valuation allowance adjustment	$849	$653	$196

Admitted ordinary deferred tax assets	$5	$4	$1

Admitted deferred tax assets	$5	$4	$1

Deferred tax liabilities
Capital:
Investments	$5	$4	$1

Subtotal	$5	$4	$1

Deferred tax liabilities	$5	$4	$1

Net deferred tax assets	$—	$—	$—

In assessing the realizability of deferred tax assets, the Company considers whether it is more likely than not that some portion of the total deferred tax assets will not be realized. Valuation allowances are established when necessary to reduce the deferred tax assets to amounts expected to be realized. Based on the Company’s analysis on a standalone company basis, it is not likely the Company will be able to generate sufficient taxable income to realize all deferred tax assets. Therefore, the Company reported a valuation allowance as of December 31, 2022 and 2021.

The following table summarizes the Company’s income tax incurred and change in deferred income tax. The total income tax and change in deferred income tax differs from the amount obtained by applying the federal statutory rate to income before tax as follows, for the years ended:

	December 31,
(in thousands)	2022	2021	2020
Current income tax expense	$98	$12	$36
Change in deferred income tax (without tax on unrealized gains and losses)	—	147	275

Total income tax expense reported	$98	$159	$311

Income before income and capital gains taxes	$188	$68	$34
Federal statutory tax rate	21%	21%	21%

Expected income tax expense at statutory tax rate	$39	$14	$7
Increase (decrease) in actual tax reported resulting from:
Dividends received deduction	(48)	(68)	(62)
Tax credit	(87)	(19)	(65)
Change in valuation allowance	196	233	420
Other	(2)	(1)	11

Total income tax expense reported	$98	$159	$311

JEFFERSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK

(a wholly owned subsidiary of Jefferson National Life Insurance Company)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements (in thousands)

The Company incurred no federal income tax expense in 2022 and 2021, and $18 in 2020 which is available for recoupment in the event of future net losses.

The following table summarizes operating loss or tax credit carry-forwards available as of December 31, 2022:

(in thousands)	Amount	Origination	Expiration
Foreign tax credit	$6	2018	2028
Foreign tax credit	$57	2019	2029
Foreign tax credit	$3	2020	2030
Foreign tax credit	$21	2021	2031
Foreign tax credit	$70	2022	2032

The Company files a consolidated income tax return with its parent, JNL. The method of allocation among the companies is based upon separate return calculations with current benefit for tax losses and credits utilized in the consolidated return.

The Company did not have any protective tax deposits under Section 6603 of the Internal Revenue Code as of December 31, 2022 and 2021.

The Company does not have any tax loss contingencies for which it is reasonably possible that the total liability will significantly increase within twelve months of the reporting date.

In August 2022, the Inflation Reduction Act of 2022 (“Act”) was passed by the U.S. Congress and signed into law. The Act includes a new Federal corporate alternative minimum tax (“CAMT”), effective in 2023, that is based on the adjusted financial statement income (“AFSI”) set forth on the applicable financial statement (“AFS”) of an applicable corporation. A corporation is an applicable corporation if its rolling average pre-tax AFSI over three prior years (starting with 2020-2022) is greater than $1,000,000. For a group of related entities, the $1,000,000 threshold is determined on a group basis, and the group’s AFS is generally treated as the AFS for all separate taxpayers in the group. Except under limited circumstances, once a corporation is an applicable corporation, it is an applicable corporation in all future years.

An applicable corporation is not automatically subject to a CAMT liability. The corporation’s tentative CAMT liability is equal to 15% of its adjusted AFSI, and CAMT is payable to the extent the CAMT liability exceeds regular corporate income tax. However, any CAMT paid would be indefinitely available as a credit carryover that could reduce future regular tax in excess of CAMT.

The Company comprises a controlled group of corporations and has determined that it likely will be an applicable corporation in 2023. In making such determination, the group has made certain interpretations of, and assumptions regarding, the CAMT provisions of the Act. The U.S. Treasury Department is expected to issue guidance throughout 2023 that may differ from the group’s interpretations and assumptions and that could alter the group’s determination.

In accordance with INT 22-02: Third Quarter 2022 through First Quarter 2023 Reporting of the Inflation Reduction Act—Corporate Alternative Minimum Tax, the Company did not include an estimate of the impacts of the CAMT because a reasonable estimate cannot be made as of December 31, 2022.

For the year ended December 31, 2022, the Act did not impact the Company’s total tax expense.

(8)	Transactions with Affiliates

The Company has entered into an Administrative Services Agreement with NMIC, covering certain expenses included within general, administrative and other expenses on the statements of operations. During 2022, 2021 and 2020, the Company’s operating expenses allocated under this agreement was $839, $806 and $669, respectively.

The Company had entered into a Distribution Agreement with its affiliate, Jefferson National Securities Corporation (“JNSC”). The Distribution Agreement stipulated that JNSC agreed to be the distributor of variable contracts for the Company and the Company agreed that it will reimburse the costs it incurs to distribute these contracts. Effective November 1, 2022, JNSC completed a merger with Nationwide Investment Services Corporation (“NISC”), with NISC as the surviving company. The Distribution Agreement was terminated with JNSC and an existing service agreement with NISC was amended to include the Company. The total amount reimbursed in 2022, 2021 and 2020 under these agreements was $56, $90 and $33, respectively.

The Company has an unsecured promissory note and revolving line of credit agreement with NLIC whereby the Company can borrow up to $5,000. As of December 31, 2022 and through the subsequent event date, no amounts were drawn on the agreement.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK

(a wholly owned subsidiary of Jefferson National Life Insurance Company)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements (in thousands)

(9)	Contingencies

Legal and Regulatory Matters

The Company is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope, and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s financial condition.

The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the IRS, office of the Comptroller of the Currency and state insurance authorities. Such regulatory entities may, in the normal course of business, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or its affiliates, the Company is cooperating with regulators.

Indemnifications

In the normal course of business, the Company provides standard indemnifications to contractual counterparties. The types of indemnifications typically provided include breaches of representations and warranties, taxes and certain other liabilities, such as third-party lawsuits. The indemnification clauses are often standard contractual terms and are entered into in the normal course of business based on an assessment that the risk of loss would be remote. The terms of the indemnifications vary in duration and nature. In many cases, the maximum obligation is not explicitly stated, and the contingencies triggering the obligation to indemnify have not occurred and are not expected to occur. Consequently, the amount of the obligation under such indemnifications is not determinable. Historically, the Company has not made any material payments pursuant to these obligations.

(10)	Regulatory Risk-Based Capital, Dividend Restrictions and Unassigned Surplus

The NAIC Risk-Based Capital (“RBC”) model law requires every insurer to calculate its total adjusted capital and RBC requirement to ensure insurer solvency. Regulatory guidelines provide for an insurance commissioner to intervene if the insurer experiences financial difficulty, as evidenced by a company’s total adjusted capital falling below established relationships to required RBC. The model includes components for asset risk, liability risk, interest rate exposure and other factors. The State of New York, where the Company is domiciled, imposes minimum RBC requirements that are developed by the NAIC. The formulas in the model for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital to authorized control level RBC, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, all of which require specified corrective action. The Company exceeded the minimum RBC requirements for all periods presented.

Dividends to shareholders are limited by state insurance laws. Under New York insurance laws, the Company may pay dividends only out of its earnings and surplus, subject to at least thirty days prior notice to the New York Insurance Superintendent and no disapproval from the Superintendent prior to the date of such dividend. The Company’s statutory capital and surplus as of December 31, 2022 was $6,768, and the statutory net gain from operations before realized capital gains or losses and federal income taxes for 2022 was $188. Due to the Company’s unassigned deficit as of December 31, 2022, any dividend paid by the Company in 2023 would require regulatory approval.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK

(a wholly owned subsidiary of Jefferson National Life Insurance Company)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements (in thousands)

Schedule I	Summary of Investments – Other Than Investments in Related Parties

As of December 31, 2022 (in thousands)

Column A	Column B	Column C	Column D
Type of investment	Cost	Fair value	Amount at which is shown in the statutory statements of admitted assets, liabilities, capital and surplus
Bonds:
U.S. Treasury securities and obligations of U.S. Government and agencies	$3,646	$3,470	$3,646
All other corporate, mortgage-backed and asset-backed securities	1,383	1,334	1,383

Total bonds	$5,029	$4,804	$5,029
Cash and cash equivalents	2,133		2,133

Total invested assets	$7,162		$7,162

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK

(a wholly owned subsidiary of Jefferson National Life Insurance Company)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements (in thousands)

Schedule IV	Reinsurance

As of December 31, 2022, 2021 and 2020 and for each of the years then ended (in thousands)

Column A	Column B	Column C	Column D	Column E	Column F
	Gross amount	Ceded to other companies	Assumed from other companies	Net amount	Percentage of amount assumed to net
2022
Life insurance in force	$—	$—	$—	$—	—
Life insurance premiums	$—	$—	$—	$—	—

2021
Life insurance in force	$—	$—	$—	$—	—
Life insurance premiums	$—	$—	$—	$—	—

2020
Life insurance in force	$—	$—	$—	$—	—
Life insurance premiums	$—	$—	$—	$—	—

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK

(a wholly owned subsidiary of Jefferson National Life Insurance Company)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements (in thousands)

Schedule V	Valuation and Qualifying Accounts

Years ended December 31, 2022, 2021 and 2020 (in thousands)

Column A	Column B	Column C		Column D	Column E
Description	Balance at beginning of period	Charged to costs and expenses	Charged to other accounts	Deductions	Balance at end of period
2022
Valuation allowances—net deferred tax assets	$653	$196	$—	$—	$849

2021
Valuation allowances—net deferred tax assets	$420	$233	$—	$—	$653

2020
Valuation allowances—net deferred tax assets	$—	$420	$—	$—	$420

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.